UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05514

Wilmington Funds

(Exact name of registrant as specified in charter)

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Hope L. Brown

Wilmington Trust Investment Advisors, Inc.

111 South Calvert Street, 26th Floor

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 410-986-5600

Date of fiscal year end: April 30

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Wilmington Large-Cap Growth Fund

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.4%

CONSUMER DISCRETIONARY – 16.9%

AUTO COMPONENTS – 0.6%

BorgWarner, Inc.*	5,750	$426,535

DISTRIBUTORS – 0.6%

LKQ Corp.*	20,200	452,278

HOTELS, RESTAURANTS & LEISURE – 0.9%

DineEquity, Inc.*	4,610	337,729

Panera Bread Co.*	1,830	292,452

		$630,181

INTERNET & CATALOG RETAIL – 3.1%

Amazon.com, Inc.*	6,471	1,718,051

priceline.com, Inc.*	800	548,376

		$2,266,427

MEDIA – 4.2%

CBS Corp., Non-Voting	49,155	2,050,747

Comcast Corp.	19,630	747,510

Scripps Networks Interactive, Inc.	4,580	282,907

		$3,081,164

MULTILINE RETAIL – 2.1%

Nordstrom, Inc.	6,950	383,848

Target Corp.	19,628	1,185,727

		$1,569,575

SPECIALTY RETAIL – 1.3%

GameStop Corp.#	10,100	234,320

Ltd. Brands, Inc.	7,700	369,754

Vitamin Shoppe, Inc.*	5,370	328,000

		$932,074

TEXTILES, APPAREL & LUXURY GOODS – 4.1%

Coach, Inc.	6,540	333,540

Lululemon Athletica, Inc.#,*	4,480	309,120

Michael Kors Holdings Ltd.	11,778	661,099

NIKE, Inc.	21,594	1,167,156

PVH Corp.	4,510	536,104

		$3,007,019

TOTAL CONSUMER DISCRETIONARY		$12,365,253

CONSUMER STAPLES – 11.3%

BEVERAGES – 4.6%

Coca-Cola Co.	33,769	1,257,558

Description	Number of Shares	Value

PepsiCo, Inc.	28,400	$2,068,940

		$3,326,498

FOOD & STAPLES RETAILING – 2.8%

Costco Wholesale Corp.	10,796	1,104,863

Whole Foods Market, Inc.	9,815	944,694

		$2,049,557

FOOD PRODUCTS – 0.4%

Green Mountain Coffee Roasters, Inc.#,*	6,530	297,311

HOUSEHOLD PRODUCTS – 0.4%

Church & Dwight Co., Inc.	5,550	320,734

PERSONAL PRODUCTS – 1.1%

Estee Lauder Cos., Inc.	8,834	538,256

Herbalife Ltd.#	7,030	255,330

		$793,586

TOBACCO – 2.0%

Philip Morris International, Inc.	16,686	1,471,038

TOTAL CONSUMER STAPLES		$8,258,724

ENERGY – 6.0%

ENERGY EQUIPMENT & SERVICES – 4.3%

Cameron International Corp.*	6,600	417,846

Core Laboratories NV	2,665	340,161

Lufkin Industries, Inc.	3,110	180,100

National Oilwell Varco, Inc.	8,834	654,953

Schlumberger Ltd.	19,630	1,532,122

		$3,125,182

OIL, GAS & CONSUMABLE FUELS – 1.7%

Cabot Oil & Gas Corp.	6,350	335,153

Noble Energy, Inc.	3,170	341,694

Peabody Energy Corp.	8,000	201,200

Whiting Petroleum Corp.*	8,080	384,446

		$1,262,493

TOTAL ENERGY		$4,387,675

FINANCIALS – 5.1%

CAPITAL MARKETS – 1.0%

Raymond James Financial, Inc.	10,160	453,441

T Rowe Price Group, Inc.	4,110	293,659

		$747,100

COMMERCIAL BANKS – 0.7%

SVB Financial Group*	4,770	316,585

(Wilmington Large-Cap Growth Fund continued next page)

January 31, 2013 (unaudited)

2         PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Growth Fund (continued)

Description	Number of Shares	Value

Texas Capital Bancshares, Inc.*	3,920	$162,288

		$478,873

CONSUMER FINANCE – 0.9%

American Express Co.	11,778	692,664

DIVERSIFIED FINANCIAL SERVICES – 0.5%

IntercontinentalExchange, Inc.*	2,555	354,506

INSURANCE – 0.5%

Brown & Brown, Inc.	12,550	343,117

REAL ESTATE INVESTMENT TRUSTS – 1.0%

American Tower Corp.	9,815	747,412

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.5%

CBRE Group, Inc.*	17,300	373,334

TOTAL FINANCIALS		$3,737,006

HEALTH CARE – 13.9%

BIOTECHNOLOGY – 4.5%

Biogen Idec, Inc.*	4,908	766,041

Celgene Corp.*	8,006	792,274

Gilead Sciences, Inc.*	38,150	1,505,018

Regeneron Pharmaceuticals, Inc.*	1,400	243,516

		$3,306,849

HEALTH CARE EQUIPMENT & SUPPLIES – 2.4%

Intuitive Surgical, Inc.*	682	391,727

ResMed, Inc.#	7,600	332,880

Stryker Corp.	16,195	1,014,617

		$1,739,224

HEALTH CARE PROVIDERS & SERVICES – 3.5%

Express Scripts Holding Co.*	28,102	1,501,208

UnitedHealth Group, Inc.	19,434	1,072,951

		$2,574,159

HEALTH CARE TECHNOLOGY – 0.4%

Cerner Corp.*	3,650	301,307

LIFE SCIENCES TOOLS & SERVICES – 0.3%

Life Technologies Corp.*	3,600	232,884

PHARMACEUTICALS – 2.8%

Allergan, Inc.	2,944	309,149

Auxilium Pharmaceuticals, Inc.*	7,100	130,640

Bristol-Myers Squibb Co.	24,538	886,803

MAP Pharmaceuticals, Inc.*	11,850	293,524

Perrigo Co.	3,850	386,963

		$2,007,079

TOTAL HEALTH CARE		$10,161,502

INDUSTRIALS – 11.2%

AEROSPACE & DEFENSE – 3.3%

HEICO Corp.	6,787	230,826

Description	Number of Shares	Value

Precision Castparts Corp.	1,320	$242,088

United Technologies Corp.	22,572	1,976,630

		$2,449,544

AIR FREIGHT & LOGISTICS – 1.7%

CH Robinson Worldwide, Inc.	5,000	330,750

Expeditors International of Washington, Inc.	5,550	238,095

United Parcel Service, Inc.	8,832	700,289

		$1,269,134

COMMERCIAL SERVICES & SUPPLIES – 0.4%

Waste Connections, Inc.	7,650	275,553

ELECTRICAL EQUIPMENT – 1.2%

AMETEK, Inc.	7,050	288,979

Babcock & Wilcox Co.	8,200	218,448

Rockwell Automation, Inc.	4,150	370,139

		$877,566

MACHINERY – 4.1%

Alere, Inc.*	13,250	281,695

Cummins, Inc.	3,100	355,973

Danaher Corp.	24,538	1,470,562

Graco, Inc.	6,660	380,952

Joy Global, Inc.	3,820	241,309

Pall Corp.	4,355	297,446

		$3,027,937

TRADING COMPANIES & DISTRIBUTORS – 0.5%

Fastenal Co.	6,800	337,824

TOTAL INDUSTRIALS		$8,237,558

INFORMATION TECHNOLOGY – 32.3%

COMMUNICATIONS EQUIPMENT – 4.7%

ADTRAN, Inc.#	14,050	283,810

Aruba Networks, Inc.*	13,265	305,626

F5 Networks, Inc.*	2,790	292,615

QUALCOMM, Inc.	38,279	2,527,562

		$3,409,613

COMPUTERS & PERIPHERALS – 9.2%

Apple, Inc.	11,143	5,073,519

EMC Corp.*	58,890	1,449,283

Stratasys Ltd.#,*	2,490	195,415

		$6,718,217

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.0%

FEI Co.	3,180	193,853

IPG Photonics Corp.#,*	4,670	305,792

National Instruments Corp.	8,275	235,010

		$734,655

(Wilmington Large-Cap Growth Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         3

Wilmington Large-Cap Growth Fund (continued)

Description	Number of Shares	Value

INTERNET SOFTWARE & SERVICES – 2.6%

Google, Inc.*	2,552	$1,928,521

IT SERVICES – 6.0%

Global Payments, Inc.	5,650	278,319

International Business Machines Corp.	13,666	2,775,155

Mastercard, Inc.	2,645	1,371,168

		$4,424,642

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.1%

Altera Corp.	10,950	365,949

Lam Research Corp.*	5,650	232,441

MKS Instruments, Inc.	6,310	175,418

		$773,808

SOFTWARE – 7.7%

ANSYS, Inc.*	5,860	431,296

Autodesk, Inc.*	11,720	455,674

Citrix Systems, Inc.*	6,070	444,081

Microsoft Corp.	75,563	2,075,716

Nuance Communications, Inc.*	11,200	269,360

Oracle Corp.	48,094	1,707,818

Sourcefire, Inc.*	6,670	284,142

		$5,668,087

TOTAL INFORMATION TECHNOLOGY		$23,657,543

MATERIALS – 1.8%

CHEMICALS – 1.4%

Airgas, Inc.	2,000	190,480

Ashland, Inc.	5,510	432,590

WR Grace & Co.*	5,400	387,720

		$1,010,790

CONTAINERS & PACKAGING – 0.4%

Crown Holdings, Inc.*	8,100	306,666

TOTAL MATERIALS		$1,317,456

TELECOMMUNICATION SERVICES – 0.9%

Description	Number of Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.9%

Verizon Communications, Inc.	14,501	$632,389

TOTAL COMMON STOCKS
(COST $54,679,838)		$72,755,106

TOTAL INVESTMENTS IN SECURITIES – 99.4%
(COST $54,679,838)		$72,755,106
	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.1%

REPURCHASE AGREEMENTS – 3.1%

JP Morgan Securities LLC, 0.20%, dated 1/31/13, due 2/01/13, repurchase price $1,000,006, collateralized by U.S. Government Securities 1.27% to 9.20%,maturing 6/01/13 to 1/01/48; total market value of $1,020,001	$1,000,000	1,000,000

Mizuho Securities USA, Inc., 0.19%, dated 1/31/13, due 2/01/13, repurchase price $1,000,005, collateralized by U.S. Government Securities 1.77% to 11.00%, maturing 2/01/13 to 6/01/42; total market value of $1,020,000	1,000,000	1,000,000

RBC Capital Markets LLC, 0.12%, dated 1/31/13, due 2/01/13, repurchase price $268,320, collateralized by U.S. Treasury Securities 0.00% to 4.00%, maturing 6/06/13 to 7/15/22; total market value of $273,687	268,319	268,319

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $2,268,319)		$2,268,319

TOTAL INVESTMENTS – 102.5%
(COST $56,948,157)		$75,023,425

COLLATERAL FOR SECURITIES ON LOAN – (3.1%)		(2,268,319)

OTHER ASSETS LESS LIABILITIES – 0.6%		441,370

TOTAL NET ASSETS – 100.0%		$73,196,476

Cost of investments for Federal income tax purposes is $57,427,900. The net unrealized appreciation/(depreciation) of investments was $17,595,525. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $18,014,738 and net unrealized depreciation from investments for those securities having an excess of cost over value of $419,213.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

(Wilmington Large-Cap Growth Fund continued next page)

January 31, 2013 (unaudited)

4         PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Growth Fund (continued)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks	$72,755,106	$—	$—	$72,755,106

Repurchase Agreements	—	2,268,319	—	2,268,319

Total	$72,755,106	$2,268,319	$—	$75,023,425

See Notes to Portfolios of Investments - Wilmington Funds

January 31, 2013 (unaudited)

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.5%

CONSUMER DISCRETIONARY – 12.6%

AUTO COMPONENTS – 0.4%

BorgWarner, Inc.*	3,440	$255,179

Delphi Automotive PLC	9,700	375,002

Gentex Corp.	2,390	45,721

Goodyear Tire & Rubber Co.*	4,660	64,122

Johnson Controls, Inc.	16,730	520,136

Lear Corp.	2,400	117,600

TRW Automotive Holdings Corp.*	1,010	58,206

Visteon Corp.*	1,500	84,435

		$1,520,401

AUTOMOBILES – 0.5%

Ford Motor Co.	88,120	1,141,154

General Motors Co.*	18,400	516,856

Harley-Davidson, Inc.	7,950	416,739

Tesla Motors, Inc.*	1,500	56,265

Thor Industries, Inc.#	280	11,782

		$2,142,796

DISTRIBUTORS – 0.2%

Genuine Parts Co.	4,960	337,429

LKQ Corp.*	12,480	279,427

		$616,856

DIVERSIFIED CONSUMER SERVICES – 0.1%

Apollo Group, Inc.*	2,487	50,287

DeVry, Inc.	2,020	50,843

H&R Block, Inc.	6,160	140,263

Service Corp. International	10,870	162,289

Weight Watchers International, Inc.#	1,560	83,413

		$487,095

HOTELS, RESTAURANTS & LEISURE – 2.0%

Bally Technologies, Inc.*	700	33,712

Brinker International, Inc.	4,020	131,615

Carnival Corp.	10,120	391,846

Chipotle Mexican Grill, Inc.*	750	230,257

Choice Hotels International, Inc.#	60	2,162

Darden Restaurants, Inc.	2,540	118,110

Dunkin’ Brands Group, Inc.	900	32,859

International Game Technology	7,000	107,590

Las Vegas Sands Corp.	12,120	669,630

Description	Number of Shares	Value

Marriott International, Inc.	7,072	$282,739

McDonald’s Corp.	24,799	2,363,097

MGM Resorts International*	9,410	120,166

Panera Bread Co.*	845	135,039

Penn National Gaming, Inc.*	2,480	120,677

Royal Caribbean Cruises Ltd.	4,080	147,696

Starbucks Corp.	19,760	1,108,931

Starwood Hotels & Resorts Worldwide, Inc.	4,330	265,905

Wendy’s Co.	1,200	6,168

Wyndham Worldwide Corp.	3,460	193,033

Wynn Resorts Ltd.	2,320	290,510

Yum! Brands, Inc.	12,150	789,021

		$7,540,763

HOUSEHOLD DURABLES – 0.5%

DR Horton, Inc.	7,070	167,276

Garmin Ltd.#	1,290	48,878

Harman International Industries, Inc.	1,180	52,840

Jarden Corp.*	1,560	91,790

Leggett & Platt, Inc.	3,670	108,045

Lennar Corp.#	2,710	112,573

Mohawk Industries, Inc.*	1,650	167,739

Newell Rubbermaid, Inc.	3,120	73,258

NVR, Inc.*	130	133,856

PulteGroup, Inc.*	4,140	85,864

Stanley Black & Decker, Inc.	3,320	255,076

Tempur-Pedic International, Inc.*	600	23,376

Toll Brothers, Inc.*	4,050	151,673

Tupperware Brands Corp.	2,700	205,740

Whirlpool Corp.	2,450	282,681

		$1,960,665

INTERNET & CATALOG RETAIL – 1.1%

Amazon.com, Inc.*	8,830	2,344,365

Expedia, Inc.	3,120	203,580

Liberty Interactive Corp.*	18,350	390,121

Liberty Ventures	1,223	91,272

Netflix, Inc.*	1,180	194,983

priceline.com, Inc.*	1,330	911,675

TripAdvisor, Inc.	3,120	144,394

		$4,280,390

LEISURE EQUIPMENT & PRODUCTS – 0.2%

Hasbro, Inc.#	3,490	130,421

(Wilmington Large-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

6         PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Mattel, Inc.	10,650	$400,759

Polaris Industries, Inc.	2,000	174,180

		$705,360

MEDIA – 3.8%

Cablevision Systems Corp.	6,540	95,746

CBS Corp., Non-Voting	16,530	689,632

Charter Communications, Inc.*	100	7,797

Clear Channel Outdoor Holdings, Inc.*	500	3,750

Comcast Corp.	68,080	2,592,486

DIRECTV*	16,890	863,755

Discovery Communications, Inc.*	6,500	450,970

DISH Network Corp.*	4,680	174,424

DreamWorks Animation SKG, Inc.#,*	2,290	39,869

Gannett Co., Inc.	2,190	42,990

Interpublic Group of Cos., Inc.#	8,720	105,599

John Wiley & Sons, Inc.	2,100	80,430

Lamar Advertising Co.*	2,400	102,336

Liberty Global, Inc.*	7,220	493,054

Liberty Media Corp.*	1,943	216,664

Madison Square Garden Co.*	87	4,526

McGraw-Hill Cos., Inc.	7,440	427,949

Morningstar, Inc.	1,100	74,459

News Corp.	49,230	1,365,640

Omnicom Group, Inc.	8,090	439,125

Regal Entertainment Group#	770	11,496

Scripps Networks Interactive, Inc.	2,280	140,836

Sirius XM Radio, Inc.#,*	123,100	386,534

Starz – Liberty Capital*	1,943	30,971

Thomson Reuters Corp.	5,800	177,712

Time Warner Cable, Inc.	8,524	761,534

Time Warner, Inc.	23,696	1,197,122

Viacom, Inc.	14,020	846,107

Virgin Media, Inc.#	6,970	274,548

Walt Disney Co.	42,946	2,313,930

Washington Post Co.#	140	53,995

		$14,465,986

MULTILINE RETAIL – 0.7%

Big Lots, Inc.#,*	1,324	42,567

Dillard’s, Inc.	1,400	118,174

Dollar General Corp.*	3,900	180,258

Dollar Tree, Inc.*	6,562	262,414

Family Dollar Stores, Inc.	2,356	133,585

JC Penney Co., Inc.#,*	2,330	47,369

Kohl’s Corp.	3,810	176,365

Macy’s, Inc.	9,280	366,653

Nordstrom, Inc.	5,880	324,752

Description	Number of Shares	Value

Sears Canada, Inc.#	29	$276

Sears Holdings Corp.#,*	70	3,287

Target Corp.	15,360	927,898

		$2,583,598

SPECIALTY RETAIL – 2.4%

Aaron’s, Inc.*	4,300	127,495

Abercrombie & Fitch Co.	2,400	120,000

Advance Auto Parts, Inc.	2,150	158,068

American Eagle Outfitters, Inc.	3,150	63,661

Ascena Retail Group, Inc.*	4,500	76,275

AutoNation, Inc.#,*	580	28,130

AutoZone, Inc.*	560	207,032

Bed Bath & Beyond, Inc.*	4,790	281,173

Best Buy Co., Inc.#	4,980	80,975

CarMax, Inc.*	4,300	169,506

Chico’s FAS, Inc.	4,890	87,678

Dick’s Sporting Goods, Inc.	2,300	109,457

Foot Locker, Inc.	4,930	169,345

GameStop Corp.#	820	19,024

Gap, Inc.	7,190	234,969

GNC Holdings, Inc.	1,800	64,692

Guess?, Inc.	1,160	31,424

Home Depot, Inc.	37,340	2,498,793

Lowe’s Cos., Inc.	29,400	1,122,786

Ltd. Brands, Inc.	8,250	396,165

O’Reilly Automotive, Inc.*	3,600	333,540

PetSmart, Inc.	3,860	252,483

Ross Stores, Inc.	5,880	351,036

Sally Beauty Holdings, Inc.*	4,100	108,814

Signet Jewelers Ltd.	1,420	88,864

Staples, Inc.	19,410	261,647

Tiffany & Co.#	3,090	203,168

TJX Cos., Inc.	19,240	869,263

Tractor Supply Co.	2,800	290,276

Ulta Salon Cosmetics & Fragrance, Inc.*	1,400	136,948

Urban Outfitters, Inc.*	4,060	173,727

Williams-Sonoma, Inc.	3,640	160,160

		$9,276,574

TEXTILES, APPAREL & LUXURY GOODS – 0.7%

Carter’s, Inc.*	1,400	84,322

Coach, Inc.	6,650	339,150

Fossil, Inc.*	1,600	168,928

Hanesbrands, Inc.*	3,700	138,676

Michael Kors Holdings Ltd.	1,800	101,034

NIKE, Inc.	18,120	979,386

PVH Corp.	1,580	187,815

(Wilmington Large-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Ralph Lauren Corp.	1,900	$316,312

Under Armour, Inc.*	2,200	111,914

VF Corp.	1,650	243,507

		$2,671,044

TOTAL CONSUMER DISCRETIONARY		$48,251,528

CONSUMER STAPLES – 9.6%

BEVERAGES – 2.0%

Beam, Inc.	4,760	291,978

Brown-Forman Corp.	5,097	329,776

Coca-Cola Co.	98,782	3,678,642

Coca-Cola Enterprises, Inc.	8,840	308,251

Constellation Brands, Inc.*	4,630	149,827

Dr Pepper Snapple Group, Inc.	3,250	146,477

Molson Coors Brewing Co.	250	11,295

Monster Beverage Corp.#,*	3,668	175,697

PepsiCo, Inc.	36,799	2,680,807

		$7,772,750

FOOD & STAPLES RETAILING – 2.0%

Costco Wholesale Corp.	9,160	937,434

CVS Caremark Corp.	30,800	1,576,960

Kroger Co.	12,336	341,707

Safeway, Inc.#	6,550	126,088

Sysco Corp.	13,490	428,577

Walgreen Co.	20,420	815,983

Wal-Mart Stores, Inc.	43,133	3,017,153

Whole Foods Market, Inc.	5,570	536,113

		$7,780,015

FOOD PRODUCTS – 1.7%

Archer-Daniels-Midland Co.	16,640	474,739

Bunge Ltd.	3,070	244,556

Campbell Soup Co.#	1,056	38,766

ConAgra Foods, Inc.	9,330	304,998

Dean Foods Co.*	3,360	61,522

Flowers Foods, Inc.	6,225	167,328

General Mills, Inc.	16,184	678,757

Green Mountain Coffee Roasters, Inc.#,*	3,940	179,388

Hershey Co.	4,640	368,648

HJ Heinz Co.	7,380	447,449

Hormel Foods Corp.	3,460	119,751

Ingredion, Inc.	2,270	149,979

JM Smucker Co.	2,799	248,075

Kellogg Co.	4,340	253,890

Kraft Foods Group, Inc.	11,762	543,640

McCormick & Co., Inc.	5,030	313,621

Mead Johnson Nutrition Co.	3,950	300,200

Description	Number of Shares	Value

Mondelez International, Inc.	40,587	$1,127,913

Smithfield Foods, Inc.*	4,810	112,121

Tyson Foods, Inc.	6,100	134,932

		$6,270,273

HOUSEHOLD PRODUCTS – 2.0%

Church & Dwight Co., Inc.	4,792	276,930

Clorox Co.	2,068	162,152

Colgate-Palmolive Co.	12,588	1,351,574

Energizer Holdings, Inc.	2,290	199,253

Kimberly-Clark Corp.	9,440	844,974

Procter & Gamble Co.	65,806	4,945,979

		$7,780,862

PERSONAL PRODUCTS – 0.2%

Avon Products, Inc.	7,770	131,935

Estee Lauder Cos., Inc.	7,580	461,849

Herbalife Ltd.#	3,960	143,827

Nu Skin Enterprises, Inc.#	1,600	67,776

		$805,387

TOBACCO – 1.7%

Altria Group, Inc.	55,850	1,881,028

Lorillard, Inc.	7,020	274,271

Philip Morris International, Inc.	43,460	3,831,434

Reynolds American, Inc.	10,040	441,559

		$6,428,292

TOTAL CONSUMER STAPLES		$36,837,579

ENERGY – 10.3%

ENERGY EQUIPMENT & SERVICES – 1.8%

Atwood Oceanics, Inc.*	2,650	139,840

Baker Hughes, Inc.	11,400	509,808

Cameron International Corp.*	7,180	454,566

CARBO Ceramics, Inc.#	700	56,077

Diamond Offshore Drilling, Inc.#	1,440	108,130

Dresser-Rand Group, Inc.*	2,070	126,373

FMC Technologies, Inc.*	5,060	239,591

Halliburton Co.	21,630	879,908

Helmerich & Payne, Inc.	3,080	198,167

Nabors Industries Ltd.*	7,430	123,858

National Oilwell Varco, Inc.	10,355	767,720

Oceaneering International, Inc.	3,480	219,971

Oil States International, Inc.*	1,360	105,509

Patterson-UTI Energy, Inc.#	4,330	88,072

Rowan Cos. PLC*	3,240	111,715

RPC, Inc.#	450	6,737

Schlumberger Ltd.	33,284	2,597,816

SEACOR Holdings, Inc.*	660	60,040

Superior Energy Services, Inc.*	2,740	68,418

(Wilmington Large-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

8         PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Tidewater, Inc.	1,660	$81,622

Unit Corp.*	220	10,589

		$6,954,527

OIL, GAS & CONSUMABLE FUELS – 8.5%

Alpha Natural Resources, Inc.*	7,134	63,207

Anadarko Petroleum Corp.	11,850	948,237

Apache Corp.	9,373	785,082

Cabot Oil & Gas Corp.	6,240	329,347

Cheniere Energy, Inc.*	5,400	114,642

Chesapeake Energy Corp.#	17,500	353,150

Chevron Corp.	49,200	5,665,380

Cimarex Energy Co.	2,050	130,913

Cobalt International Energy, Inc.*	3,900	94,419

Concho Resources, Inc.*	1,980	180,616

ConocoPhillips	31,860	1,847,880

CONSOL Energy, Inc.	6,250	195,875

Continental Resources, Inc.*	1,360	113,043

Denbury Resources, Inc.*	9,115	169,812

Devon Energy Corp.	9,400	537,586

Energy Transfer Partners LP	1,184	55,636

EOG Resources, Inc.	6,800	849,864

EXCO Resources, Inc.#	2,470	15,833

Exxon Mobil Corp.	115,783	10,416,997

Hess Corp.	7,890	529,892

HollyFrontier Corp	5,240	273,633

Kinder Morgan, Inc.	10,605	397,263

Marathon Oil Corp.	18,430	619,432

Marathon Petroleum Corp.	7,765	576,241

Murphy Oil Corp.	5,550	330,336

Newfield Exploration Co.*	2,560	75,520

Noble Energy, Inc.	4,360	469,964

Occidental Petroleum Corp.	20,000	1,765,400

Peabody Energy Corp.	4,070	102,361

Phillips 66	14,730	892,196

Pioneer Natural Resources Co.	3,720	437,249

Plains Exploration & Production Co.*	2,591	123,720

QEP Resources, Inc.	6,100	179,035

Range Resources Corp.	3,750	251,888

Sandridge Energy, Inc.#,*	19,430	137,564

SM Energy Co.	1,570	91,311

Southwestern Energy Co.*	6,928	237,630

Spectra Energy Corp.	13,700	380,586

Teekay Corp.	520	18,294

Tesoro Corp.	2,340	113,935

Ultra Petroleum Corp.#,*	4,800	87,456

Valero Energy Corp.	15,370	672,130

Whiting Petroleum Corp.*	1,800	85,644

Description	Number of Shares	Value

Williams Cos., Inc.	15,850	$555,543

WPX Energy, Inc.	5,116	76,893

		$32,348,635

TOTAL ENERGY		$39,303,162

FINANCIALS – 16.1%

CAPITAL MARKETS – 2.3%

Affiliated Managers Group, Inc.*	1,470	211,577

American Capital Ltd.*	11,200	149,632

Ameriprise Financial, Inc.	5,240	347,517

Ares Capital Corp.	7,500	134,325

Bank of New York Mellon Corp.	30,670	832,997

BlackRock, Inc.	3,160	746,645

Charles Schwab Corp.	28,070	463,997

E*TRADE Financial Corp.*	4,900	51,989

Eaton Vance Corp.#	4,670	169,054

Federated Investors, Inc.#	470	11,120

Franklin Resources, Inc.	2,780	380,526

Goldman Sachs Group, Inc.	12,390	1,831,985

Invesco Ltd.	8,870	241,708

Janus Capital Group, Inc.#	6,350	59,055

Jefferies Group, Inc.	3,260	64,972

Lazard Ltd.	450	15,593

Legg Mason, Inc.	3,910	108,111

LPL Financial Holdings, Inc.	1,100	36,630

Morgan Stanley	40,296	920,764

Northern Trust Corp.	3,580	184,263

Raymond James Financial, Inc.	2,010	89,706

SEI Investments Co.	1,940	52,302

State Street Corp.	12,520	696,738

T Rowe Price Group, Inc.	8,280	591,606

TD Ameritrade Holding Corp.	5,650	109,554

Waddell & Reed Financial, Inc.	2,740	108,778

		$8,611,144

COMMERCIAL BANKS – 2.6%

AMC Networks, Inc.*	1,685	95,994

Associated Banc-Corp.	5,285	75,417

Bank of Hawaii Corp.	770	37,029

BB&T Corp.	17,690	535,653

BOK Financial Corp.	320	17,936

CapitalSource, Inc.	4,720	38,279

CIT Group, Inc.*	3,600	152,460

City National Corp.	940	49,782

Comerica, Inc.	3,630	124,727

Commerce Bancshares, Inc.	487	18,287

Cullen/Frost Bankers, Inc.	1,440	84,802

(Wilmington Large-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

East West Bancorp, Inc.	2,500	$58,625

Fifth Third Bancorp	19,900	324,171

First Citizens Bancshares, Inc.	50	8,718

First Horizon National Corp.	6,384	65,181

First Republic Bank	1,000	35,690

Fulton Financial Corp.	7,410	80,695

Huntington Bancshares, Inc.	21,541	149,925

KeyCorp	29,870	280,778

M&T Bank Corp. §	3,410	350,173

PNC Financial Services Group, Inc.	13,160	813,288

Popular, Inc.*	300	8,052

Regions Financial Corp.	26,656	207,384

Signature Bank*	1,100	81,323

SunTrust Banks, Inc.	14,880	422,146

Synovus Financial Corp.	15,640	40,351

TCF Financial Corp.#	4,310	58,875

US Bancorp	46,620	1,543,122

Valley National Bancorp#	5,622	55,039

Wells Fargo & Co.	119,005	4,144,944

Zions Bancorporation	5,090	118,699

		$10,077,545

CONSUMER FINANCE – 0.8%

American Express Co.	27,160	1,597,280

Capital One Financial Corp.	14,100	794,112

Discover Financial Services	12,480	479,107

SLM Corp.	11,460	193,559

		$3,064,058

DIVERSIFIED FINANCIAL SERVICES – 3.3%

Bank of America Corp.	273,390	3,094,775

CBOE Holdings, Inc.	500	16,940

Citigroup, Inc.	72,902	3,073,548

CME Group, Inc.	7,500	433,800

Interactive Brokers Group, Inc.	8,800	125,840

IntercontinentalExchange, Inc.*	2,100	291,375

JPMorgan Chase & Co.	93,320	4,390,706

Leucadia National Corp.#	5,070	129,031

Moody’s Corp.	7,840	429,789

MSCI, Inc.*	2,520	85,025

NASDAQ Omx Group, Inc.	3,830	108,466

NYSE Euronext	7,120	246,138

		$12,425,433

INSURANCE – 4.0%

ACE Ltd.	7,700	657,041

Aflac, Inc.	11,050	586,313

Alexander & Baldwin, Inc.	260	8,736

Alleghany Corp.*	256	92,311

Allied World Assurance Co. Holdings AG	930	78,892

Description	Number of Shares	Value

Allstate Corp.	10,780	$473,242

American Financial Group, Inc.	3,800	161,728

American International Group, Inc.*	16,150	610,954

American National Insurance Co.	2,100	162,141

Aon PLC	7,350	424,389

Arch Capital Group Ltd.*	3,540	164,327

Arthur J Gallagher & Co.	3,880	143,366

Aspen Insurance Holdings, Ltd.	190	6,481

Assurant, Inc.	3,530	134,987

Assured Guaranty Ltd.	1,000	18,130

Axis Capital Holdings Ltd.	3,280	125,526

Berkshire Hathaway, Inc.*	44,206	4,284,888

Brown & Brown, Inc.	2,170	59,328

Chubb Corp.	6,650	534,061

Cincinnati Financial Corp.	4,606	195,479

CNA Financial Corp.	1,050	32,707

Endurance Specialty Holdings Ltd.	3,000	128,760

Erie Indemnity Co.	2,170	154,808

Everest Re Group Ltd.	1,770	204,984

Fidelity National Financial, Inc.	6,220	156,122

Genworth Financial, Inc.*	8,760	80,329

Hanover Insurance Group, Inc.	3,600	149,616

Hartford Financial Services Group, Inc.	13,390	332,072

HCC Insurance Holdings, Inc.	870	33,652

Kemper Corp.	370	12,325

Lincoln National Corp.	6,070	175,909

Loews Corp.	8,090	350,863

Markel Corp.#,*	180	85,703

Marsh & McLennan Cos., Inc.	14,040	498,139

MBIA, Inc.#,*	1,650	14,206

Mercury General Corp.	370	14,652

MetLife, Inc.	21,401	799,113

Old Republic International Corp.	6,600	75,240

PartnerRe Ltd.	870	76,290

Principal Financial Group, Inc.	4,690	145,437

Progressive Corp.	15,080	339,149

Protective Life Corp.	1,130	35,753

Prudential Financial, Inc.	11,530	667,356

Reinsurance Group of America, Inc.	1,690	96,989

RenaissanceRe Holdings Ltd.	1,320	113,045

StanCorp Financial Group, Inc.	2,140	83,225

Torchmark Corp.	2,730	152,088

Travelers Cos., Inc.	9,180	720,263

Unum Group	7,510	175,058

Validus Holdings Ltd.	3,370	122,702

White Mountains Insurance Group Ltd.	160	88,106

(Wilmington Large-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

10         PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

WR Berkley Corp.	3,580	$147,389

XL Group PLC	6,420	177,962

		$15,362,332

REAL ESTATE INVESTMENT TRUSTS – 2.9%

Alexandria Real Estate Equities, Inc.	440	31,900

American Capital Agency Corp.	9,400	297,322

American Tower Corp.	11,660	887,909

Annaly Capital Management, Inc.	26,450	393,311

Apartment Investment & Management Co.	3,970	108,302

AvalonBay Communities, Inc.	2,622	340,309

Boston Properties, Inc.	4,150	436,912

Brandywine Realty Trust	1,130	14,385

BRE Properties, Inc.	1,100	55,968

Camden Property Trust	1,970	136,698

CBL & Associates Properties, Inc.	5,000	107,450

Chimera Investment Corp.	42,300	129,015

CommonWealth REIT	4,542	74,670

Corporate Office Properties Trust	1,820	48,157

DDR Corp.	2,800	46,452

Digital Realty Trust, Inc.#	4,660	316,461

Douglas Emmett, Inc.	4,410	102,841

Duke Realty Corp.	6,310	97,237

Equity Residential	7,350	407,116

Essex Property Trust, Inc.#	1,050	161,469

Extra Space Storage, Inc.	2,200	87,648

Federal Realty Investment Trust	1,170	123,844

General Growth Properties, Inc.	16,243	317,063

Hatteras Financial Corp.	4,300	116,444

HCP, Inc.	10,670	494,981

Health Care REIT, Inc.	6,220	390,865

Hospitality Properties Trust	4,950	124,839

Host Hotels & Resorts, Inc.	12,540	210,547

Kilroy Realty Corp.	2,000	99,800

Kimco Realty Corp.	6,880	142,898

Liberty Property Trust	1,340	52,488

Macerich Co.	2,510	149,897

Mack-Cali Realty Corp.	2,630	71,457

MFA Financial, Inc.	13,600	122,264

National Retail Properties, Inc.#	3,600	115,272

Piedmont Office Realty Trust, Inc.	3,300	63,789

Plum Creek Timber Co., Inc.	3,210	154,658

Prologis, Inc.	9,810	391,419

Public Storage	3,760	578,777

Rayonier, Inc.	3,915	210,784

Realty Income Corp.#	3,910	170,789

Regency Centers Corp.	2,060	102,650

Senior Housing Properties Trust	3,140	75,643

Description	Number of Shares	Value

Simon Property Group, Inc.	8,433	$1,350,798

SL Green Realty Corp.	1,990	159,956

Taubman Centers, Inc.	1,850	150,775

UDR, Inc.	8,480	202,587

Ventas, Inc.	6,866	455,147

Vornado Realty Trust	2,773	234,208

Weingarten Realty Investors	3,560	102,670

		$11,218,841

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%

CBRE Group, Inc.*	8,910	192,278

Forest City Enterprises, Inc.*	3,200	54,112

Howard Hughes Corp.*	658	47,376

Jones Lang LaSalle, Inc.	270	24,878

St Joe Co.#,*	2,820	66,270

		$384,914

THRIFTS & MORTGAGE FINANCE – 0.1%

First Niagara Financial Group, Inc.	10,030	78,635

Hudson City Bancorp, Inc.	16,032	137,074

New York Community Bancorp, Inc.#	10,240	136,704

People’s United Financial, Inc.	7,600	93,556

TFS Financial Corp.*	250	2,558

Washington Federal, Inc.	270	4,749

		$453,276

TOTAL FINANCIALS		$61,597,543

HEALTH CARE – 11.8%

BIOTECHNOLOGY – 1.8%

Alexion Pharmaceuticals, Inc.*	5,540	520,705

Amgen, Inc.	19,984	1,707,833

Ariad Pharmaceuticals, Inc.*	3,900	77,532

Biogen Idec, Inc.*	6,400	998,912

BioMarin Pharmaceutical, Inc.*	3,000	164,670

Celgene Corp.*	11,183	1,106,670

Gilead Sciences, Inc.*	38,654	1,524,900

Incyte Corp. Ltd.#,*	800	14,704

Medivation, Inc.*	1,800	97,848

Myriad Genetics, Inc.#,*	2,310	62,509

Onyx Pharmaceuticals, Inc.*	1,200	93,024

Regeneron Pharmaceuticals, Inc.*	1,800	313,092

United Therapeutics Corp.*	1,340	72,213

Vertex Pharmaceuticals, Inc.*	5,983	267,919

		$7,022,531

HEALTH CARE EQUIPMENT & SUPPLIES – 1.9%

Baxter International, Inc.	14,550	987,072

Becton Dickinson & Co.	6,160	517,686

Boston Scientific Corp.*	42,300	315,981

(Wilmington Large-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

CareFusion Corp.*	4,900	$152,096

Cooper Cos., Inc.	2,050	207,767

Covidien PLC	10,700	667,038

CR Bard, Inc.	2,280	232,720

DENTSPLY International, Inc.	3,670	153,259

Edwards Lifesciences Corp.*	3,286	295,510

Hill-Rom Holdings, Inc.	2,260	74,987

Hologic, Inc.*	8,040	191,674

Hospira, Inc.*	2,070	70,628

IDEXX Laboratories, Inc.*	1,790	170,426

Intuitive Surgical, Inc.*	1,000	574,380

Medtronic, Inc.	23,960	1,116,536

ResMed, Inc.#	4,620	202,356

St Jude Medical, Inc.	7,370	299,959

Stryker Corp.	9,400	588,910

Teleflex, Inc.	1,160	87,000

Thoratec Corp.*	100	3,653

Varian Medical Systems, Inc.*	2,750	194,288

Zimmer Holdings, Inc.	3,010	224,546

		$7,328,472

HEALTH CARE PROVIDERS & SERVICES – 2.1%

Aetna, Inc.	9,220	444,681

AmerisourceBergen Corp.	8,170	370,673

Brookdale Senior Living, Inc.*	470	12,695

Cardinal Health, Inc.	11,200	490,672

Catamaran Corp.*	3,912	202,994

Cigna Corp.	7,890	460,303

Community Health Systems, Inc.*	290	11,116

Coventry Health Care, Inc.	3,890	178,279

Davita Healthcare Partners, Inc.*	2,294	264,751

Express Scripts Holding Co.*	19,862	1,061,028

HCA Holdings, Inc.*	5,500	207,075

Health Management Associates, Inc.*	3,700	38,628

Health Net, Inc.*	1,220	33,184

Henry Schein, Inc.*	3,760	324,638

Humana, Inc.	3,970	295,209

Laboratory Corp. of America Holdings*	3,110	278,345

LifePoint Hospitals, Inc.*	2,330	101,844

McKesson Corp.	6,300	662,949

MEDNAX, Inc.*	1,370	117,217

Omnicare, Inc.	1,959	76,303

Patterson Cos., Inc.	970	35,046

Quest Diagnostics, Inc.	2,850	165,158

Tenet Healthcare Corp.*	2,425	94,163

UnitedHealth Group, Inc.	24,720	1,364,791

Universal Health Services, Inc.	680	38,515

Description	Number of Shares	Value

VCA Antech, Inc.*	70	$1,512

WellPoint, Inc.	7,010	454,388

		$7,786,157

HEALTH CARE TECHNOLOGY – 0.1%

Allscripts Healthcare Solutions, Inc.*	4,700	52,076

Cerner Corp.*	4,820	397,891

		$449,967

LIFE SCIENCES TOOLS & SERVICES – 0.5%

Bio-Rad Laboratories, Inc.*	890	101,273

Charles River Laboratories International, Inc.*	1,920	79,334

Covance, Inc.*	240	16,010

Illumina, Inc.#,*	2,600	131,638

Life Technologies Corp.*	3,031	196,075

Mettler-Toledo International, Inc.*	920	195,528

PerkinElmer, Inc.	3,470	122,283

QIAGEN NV*	1,900	39,900

Techne Corp.	1,731	124,078

Thermo Fisher Scientific, Inc.	9,120	657,917

Waters Corp.*	2,810	257,312

		$1,921,348

PHARMACEUTICALS – 5.4%

Abbott Laboratories	37,309	1,264,029

AbbVie, Inc.	34,209	1,255,128

Actavis, Inc.*	3,920	338,649

Allergan, Inc.	8,900	934,589

Bristol-Myers Squibb Co.	38,600	1,395,004

Eli Lilly & Co.	24,090	1,293,392

Endo Pharmaceuticals Holdings, Inc.*	3,410	107,961

Forest Laboratories, Inc.*	5,230	189,849

Johnson & Johnson	66,220	4,894,982

Merck & Co., Inc.	73,146	3,163,564

Mylan, Inc.*	12,130	342,915

Perrigo Co.	1,460	146,745

Pfizer, Inc.	182,107	4,967,879

Salix Pharmaceuticals Ltd.*	1,600	76,640

Valeant Pharmaceuticals International, Inc.*	2	133

Warner Chilcott PLC	5,600	79,352

		$20,450,811

TOTAL HEALTH CARE		$44,959,286

INDUSTRIALS – 10.9%

AEROSPACE & DEFENSE – 2.2%

Alliant Techsystems, Inc.	1,020	66,014

BE Aerospace, Inc.*	2,900	149,321

Boeing Co.	17,890	1,321,534

(Wilmington Large-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

12         PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Engility Holdings, Inc.#	285	$5,486

Exelis, Inc.	5,070	55,719

General Dynamics Corp.	7,310	484,653

Honeywell International, Inc.	20,470	1,396,873

Huntington Ingalls Industries, Inc.	1,645	72,873

L-3 Communications Holdings, Inc.	1,610	122,231

Lockheed Martin Corp.	6,650	577,685

Northrop Grumman Corp.	5,470	355,769

Precision Castparts Corp.	4,290	786,786

Raytheon Co.	7,620	401,422

Rockwell Collins, Inc.	2,870	168,986

Spirit Aerosystems Holdings, Inc.*	1,940	30,924

TransDigm Group, Inc.*	1,290	174,718

United Technologies Corp.	23,160	2,028,121

		$8,199,115

AIR FREIGHT & LOGISTICS – 0.6%

CH Robinson Worldwide, Inc.	2,484	164,317

Expeditors International of Washington, Inc.	4,180	179,322

FedEx Corp.	6,560	665,512

United Parcel Service, Inc.	17,250	1,367,753

UTi Worldwide, Inc.	800	11,808

		$2,388,712

AIRLINES – 0.2%

Copa Holdings SA	720	78,912

Delta Air Lines, Inc.*	20,020	278,078

Southwest Airlines Co.	14,830	166,244

United Continental Holdings, Inc.*	9,933	239,882

		$763,116

BUILDING PRODUCTS – 0.2%

ADT Corp.	8,850	420,375

Armstrong World Industries, Inc.*	40	2,200

Fortune Brands Home & Security, Inc.*	4,760	155,842

Lennox International, Inc.	1,490	85,690

Masco Corp.	9,130	167,901

Owens Corning*	890	37,086

		$869,094

COMMERCIAL SERVICES & SUPPLIES – 0.5%

ACCO Brands Corp.*	1,543	12,853

Avery Dennison Corp.	510	19,640

Cintas Corp.	3,520	148,755

Clean Harbors, Inc.*	1,300	72,267

Copart, Inc.*	1,880	67,511

Corrections Corp. of America	3,600	136,404

Iron Mountain, Inc.	4,134	141,424

KAR Auction Services, Inc.	100	2,133

Pitney Bowes, Inc.#	2,430	35,016

Description	Number of Shares	Value

Republic Services, Inc.	8,540	$272,341

RR Donnelley & Sons Co.#	11,570	106,444

Stericycle, Inc.*	2,852	269,086

Waste Connections, Inc.	5,175	186,404

Waste Management, Inc.	9,040	328,875

		$1,799,153

CONSTRUCTION & ENGINEERING – 0.2%

AECOM Technology Corp.*	1,800	46,026

Chicago Bridge & Iron Co. NV	1,600	81,296

Fluor Corp.	5,270	341,654

Jacobs Engineering Group, Inc.*	1,550	74,570

KBR, Inc.	1,670	52,137

Quanta Services, Inc.*	5,010	145,140

Shaw Group, Inc.*	640	30,285

URS Corp.	2,220	92,086

		$863,194

ELECTRICAL EQUIPMENT – 0.6%

AMETEK, Inc.	6,780	277,912

Babcock & Wilcox Co.	2,940	78,322

Emerson Electric Co.	15,290	875,352

General Cable Corp.*	960	32,275

GrafTech International Ltd.#,*	5,400	51,840

Hubbell, Inc.	1,590	144,769

Polypore International, Inc.#,*	1,700	65,603

Regal-Beloit Corp.	600	44,496

Rockwell Automation, Inc.	3,820	340,706

Roper Industries, Inc.	3,210	377,015

		$2,288,290

INDUSTRIAL CONGLOMERATES – 2.2%

3M Co.	16,310	1,639,971

Carlisle Cos., Inc.	1,890	121,243

General Electric Co.	259,920	5,791,018

McDermott International, Inc.*	5,080	61,824

Textron, Inc.	6,370	183,201

Tyco International Ltd.	16,500	498,795

		$8,296,052

MACHINERY – 2.5%

AGCO Corp.	2,760	146,280

Alere, Inc.*	2,650	56,339

Caterpillar, Inc.	16,400	1,613,596

CNH Global NV	100	4,774

Crane Co.	50	2,514

Cummins, Inc.	5,420	622,379

Danaher Corp.	15,480	927,716

Deere & Co.	10,350	973,521

Donaldson Co., Inc.	4,860	182,785

(Wilmington Large-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         13

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Dover Corp.	3,860	$267,035

Flowserve Corp.	1,140	178,718

Gardner Denver, Inc.	1,030	72,481

Graco, Inc.	2,140	122,408

Harsco Corp.	1,810	46,137

IDEX Corp.	2,120	105,767

Illinois Tool Works, Inc.	11,000	691,130

Ingersoll-Rand PLC	8,500	436,815

ITT Corp.	2,535	65,099

Joy Global, Inc.	3,080	194,564

Kennametal, Inc.	2,650	108,676

Lincoln Electric Holdings, Inc.	2,600	140,218

Manitowoc Co., Inc.	3,910	68,816

Navistar International Corp.#,*	1,680	43,831

Nordson Corp.	2,000	135,240

Oshkosh Corp.*	190	7,444

PACCAR, Inc.	7,890	371,303

Pall Corp.	3,170	216,511

Parker Hannifin Corp.	4,500	418,365

Pentair Ltd.	4,766	241,541

Snap-On, Inc.	1,780	144,216

SPX Corp.	1,230	91,795

Terex Corp.*	2,030	65,731

Timken Co.	2,400	128,664

Toro Co.	3,140	138,254

Trinity Industries, Inc.	1,080	42,876

Valmont Industries, Inc.	1,060	154,463

WABCO Holdings, Inc.*	2,050	128,453

Wabtec Corp.	910	85,194

Xylem, Inc.	1,270	35,471

		$9,477,120

MARINE – 0.0%**

Kirby Corp.*	1,500	105,975

Matson, Inc.	760	20,832

		$126,807

MISCELLANEOUS MANUFACTURING – 0.2%

Eaton Corp. PLC	10,328	588,180

PROFESSIONAL SERVICES – 0.3%

Dun & Bradstreet Corp.#	930	75,832

Equifax, Inc.	4,060	238,322

IHS, Inc.*	2,140	220,206

Manpower, Inc.	1,860	95,790

Nielsen Holdings NV*	2,100	68,271

Robert Half International, Inc.	4,810	169,504

Towers Watson & Co.	2,800	171,024

Verisk Analytics, Inc.*	2,100	115,836

		$1,154,785

Description	Number of Shares	Value

ROAD & RAIL – 0.9%

Con-way, Inc.	1,840	$57,739

CSX Corp.	31,200	687,336

Hertz Global Holdings, Inc.*	8,050	147,154

JB Hunt Transport Services, Inc.	2,980	200,465

Kansas City Southern	2,800	260,708

Landstar System, Inc.	1,590	90,694

Norfolk Southern Corp.	6,860	472,448

Ryder System, Inc.	1,640	93,119

Union Pacific Corp.	11,660	1,532,824

		$3,542,487

TRADING COMPANIES & DISTRIBUTORS – 0.3%

Fastenal Co.	9,660	479,909

GATX Corp.	290	13,731

MSC Industrial Direct Co., Inc.	1,390	109,977

United Rentals, Inc.*	2,600	131,612

WESCO International, Inc.*	380	27,713

WW Grainger, Inc.	1,510	328,908

		$1,091,850

TOTAL INDUSTRIALS		$41,447,955

INFORMATION TECHNOLOGY – 17.9%

COMMUNICATIONS EQUIPMENT – 1.8%

Acme Packet, Inc.*	1,600	38,672

Brocade Communications Systems, Inc.*	8,790	50,279

Cisco Systems, Inc.	131,120	2,697,138

EchoStar Corp.*	270	9,823

F5 Networks, Inc.*	1,210	126,905

Harris Corp.	1,740	80,388

JDS Uniphase Corp.*	5,850	84,883

Juniper Networks, Inc.*	15,940	356,737

Motorola Solutions, Inc.	7,790	454,858

Polycom, Inc.*	3,200	35,296

QUALCOMM, Inc.	40,700	2,687,421

Riverbed Technology, Inc.*	4,200	81,480

		$6,703,880

COMPUTERS & PERIPHERALS – 3.8%

Apple, Inc.	23,140	10,535,873

Dell, Inc.	37,750	499,810

Diebold, Inc.	973	28,645

EMC Corp.*	52,570	1,293,748

Fusion-IO, Inc.#,*	300	5,244

Hewlett-Packard Co.	48,690	803,872

Lexmark International, Inc.#	2,230	53,654

NCR Corp.*	5,320	147,736

NetApp, Inc.*	8,543	307,548

(Wilmington Large-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

14         PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

SanDisk Corp.*	6,450	$322,436

Teradata Corp.*	4,070	271,306

Western Digital Corp.	4,680	219,960

		$14,489,832

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%

Agilent Technologies, Inc.	9,890	442,874

Amphenol Corp.	5,350	361,499

Arrow Electronics, Inc.*	3,540	136,007

Avnet, Inc.*	6,360	224,890

AVX Corp.	200	2,278

Corning, Inc.	35,340	424,080

Dolby Laboratories, Inc.#,*	1,350	43,618

FLIR Systems, Inc.	3,390	80,580

Ingram Micro, Inc.*	4,200	76,356

IPG Photonics Corp.#,*	100	6,548

Itron, Inc.*	70	3,247

Jabil Circuit, Inc.	5,240	99,088

Molex, Inc.#	3,650	99,134

National Instruments Corp.	2,880	81,792

Tech Data Corp.*	1,700	86,547

Trimble Navigation Ltd.*	3,850	240,625

Vishay Intertechnology, Inc.*	2,370	26,046

		$2,435,209

INTERNET SOFTWARE & SERVICES – 2.2%

Akamai Technologies, Inc.*	4,850	197,443

AOL, Inc.*	2,331	71,445

eBay, Inc.*	27,520	1,539,194

Equinix, Inc.*	1,290	277,905

Facebook, Inc.*	11,200	346,864

Google, Inc.*	6,485	4,900,650

IAC/InterActiveCorp	1,130	46,612

Linkedin Corp.*	900	111,411

Rackspace Hosting, Inc.*	2,800	210,980

VeriSign, Inc.*	3,950	171,470

Yahoo!, Inc.*	27,970	549,051

		$8,423,025

IT SERVICES – 3.8%

Accenture PLC	17,600	1,265,264

Alliance Data Systems Corp.#,*	2,090	329,384

Amdocs Ltd.	2,720	97,077

Automatic Data Processing, Inc.	14,230	843,697

Broadridge Financial Solutions, Inc.	3,630	85,559

Cognizant Technology Solutions Corp.*	8,870	693,457

Computer Sciences Corp.	3,600	150,480

CoreLogic, Inc.*	180	4,723

DST Systems, Inc.	170	11,380

Description	Number of Shares	Value

Fidelity National Information Services, Inc.	7,543	$279,921

Fiserv, Inc.*	3,830	307,587

FleetCor Technologies, Inc.*	600	35,904

Gartner, Inc.*	1,700	87,567

Genpact Ltd.*	400	6,700

Global Payments, Inc.#	3,250	160,095

International Business Machines Corp.	27,800	5,645,346

Lender Processing Services, Inc.	770	18,511

Mastercard, Inc.	2,880	1,492,992

NeuStar, Inc.*	3,350	151,219

Paychex, Inc.	9,570	312,269

Saic, Inc.	8,800	106,480

Total System Services, Inc.	4,520	105,090

VeriFone Systems, Inc.*	2,600	90,272

Visa, Inc.	12,930	2,041,776

Western Union Co.	11,990	170,618

		$14,493,368

OFFICE ELECTRONICS – 0.1%

Xerox Corp.	33,560	268,816

Zebra Technologies Corp.*	350	15,148

		$283,964

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.0%

Advanced Micro Devices, Inc.#,*	12,850	33,410

Altera Corp.	7,030	234,943

Analog Devices, Inc.	8,820	384,905

Applied Materials, Inc.	32,580	420,608

Atmel Corp.*	11,220	75,174

Avago Technologies Ltd.	5,800	207,466

Broadcom Corp.	9,630	312,493

Cree, Inc.#,*	3,430	148,004

Cypress Semiconductor Corp.*	5,630	57,820

Fairchild Semiconductor International, Inc.*	1,810	26,734

Intel Corp.	123,670	2,602,017

KLA-Tencor Corp.	3,550	194,930

Lam Research Corp.*	1,880	77,343

Linear Technology Corp.	6,470	236,931

LSI Corp.*	2,500	17,600

Marvell Technology Group Ltd.	11,030	102,028

Maxim Integrated Products, Inc.	11,920	374,884

Microchip Technology, Inc.#	7,240	242,178

Micron Technology, Inc.*	17,070	129,049

NVIDIA Corp.	12,580	154,231

ON Semiconductor Corp.*	10,570	82,975

PMC - Sierra, Inc.*	7,550	43,639

Silicon Laboratories, Inc.*	1,380	60,223

Skyworks Solutions, Inc.*	4,800	114,912

Teradyne, Inc.*	3,450	55,752

(Wilmington Large-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         15

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Texas Instruments, Inc.	29,750	$984,130

Xilinx, Inc.	8,200	299,218

		$7,673,597

SOFTWARE – 3.6%

Activision Blizzard, Inc.	8,770	99,890

Adobe Systems, Inc.*	14,080	532,646

ANSYS, Inc.*	2,280	167,808

Autodesk, Inc.*	5,030	195,566

BMC Software, Inc.*	2,550	105,952

CA, Inc.	7,980	198,064

Cadence Design Systems, Inc.*	12,310	171,478

Citrix Systems, Inc.*	4,330	316,783

Compuware Corp.*	1,080	12,550

Concur Technologies, Inc.#,*	1,100	73,590

Electronic Arts, Inc.*	4,560	71,729

FactSet Research Systems, Inc.#	1,540	142,481

Fortinet, Inc.*	4,000	94,360

Informatica Corp.*	3,500	129,535

Intuit, Inc.	9,040	563,915

Jack Henry & Associates, Inc.	1,900	78,812

MICROS Systems, Inc.*	420	19,333

Microsoft Corp.	179,940	4,942,952

Netsuite, Inc.#,*	1,200	84,276

Nuance Communications, Inc.*	7,200	173,160

Oracle Corp.	96,300	3,419,613

Red Hat, Inc.*	6,330	351,695

Rovi Corp.*	1,650	28,529

Salesforce.Com, Inc.*	3,420	588,685

Solarwinds, Inc.*	1,300	70,746

Solera Holdings, Inc.	3,000	164,430

Symantec Corp.*	16,620	361,817

Synopsys, Inc.*	5,700	190,608

Tibco Software, Inc.*	5,000	117,200

Vmware, Inc.*	2,310	176,669

		$13,644,872

TOTAL INFORMATION TECHNOLOGY		$68,147,747

MATERIALS – 4.1%

CHEMICALS – 2.6%

Air Products & Chemicals, Inc.	4,370	382,069

Airgas, Inc.	1,960	186,670

Albemarle Corp.	3,080	188,835

Ashland, Inc.	1,940	152,309

Cabot Corp.	2,560	95,821

Celanese Corp.	5,570	261,122

CF Industries Holdings, Inc.	1,623	371,943

Description	Number of Shares	Value

Cytec Industries, Inc.	980	$71,834

Dow Chemical Co.	28,850	928,970

Eastman Chemical Co.	4,388	312,206

Ecolab, Inc.	8,077	584,775

EI du Pont de Nemours & Co.	23,130	1,097,518

FMC Corp.	3,660	224,980

Huntsman Corp.	7,270	128,170

International Flavors & Fragrances, Inc.	1,600	112,688

Intrepid Potash, Inc.*	100	2,330

Lyondellbasell Industries NV	6,600	418,572

Monsanto Co.	13,750	1,393,562

Mosaic Co.	7,750	474,687

PPG Industries, Inc.#	3,920	540,450

Praxair, Inc.	7,550	833,294

Rockwood Holdings, Inc.	2,000	109,460

RPM International, Inc.	3,760	117,350

Scotts Miracle-Gro Co.	1,470	64,268

Sherwin-Williams Co.	2,058	333,684

Sigma-Aldrich Corp.	3,490	269,882

Valspar Corp.	920	60,978

WR Grace & Co.*	2,500	179,500

		$9,897,927

CONSTRUCTION MATERIALS – 0.1%

Martin Marietta Materials, Inc.#	1,500	148,095

Vulcan Materials Co.	3,300	186,648

		$334,743

CONTAINERS & PACKAGING – 0.3%

Aptargroup, Inc.	580	29,887

Ball Corp.	7,000	311,640

Bemis Co., Inc.	440	15,699

Crown Holdings, Inc.*	4,340	164,312

Greif, Inc.	270	12,685

Owens-Illinois, Inc.*	3,380	80,444

Packaging Corp. of America	2,850	109,526

Rock-Tenn Co.	2,000	157,900

Sealed Air Corp.	3,900	73,008

Silgan Holdings, Inc.	1,900	81,510

Sonoco Products Co.	510	15,805

		$1,052,416

METALS & MINING – 0.8%

Alcoa, Inc.	35,600	314,704

Allegheny Technologies, Inc.	2,650	83,872

Allied Nevada Gold Corp.*	1,600	37,904

Carpenter Technology Corp.	3,080	161,176

Cliffs Natural Resources, Inc.#	2,540	94,767

Commercial Metals Co.	870	14,485

Compass Minerals International, Inc.	900	64,845

(Wilmington Large-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

16         PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Freeport-McMoRan Copper & Gold, Inc.	22,160	$781,140

Molycorp, Inc.#,*	1,900	14,022

Newmont Mining Corp.	11,570	497,047

Nucor Corp.	9,150	420,992

Reliance Steel & Aluminum Co.	750	48,540

Royal Gold, Inc.	2,400	179,208

Southern Copper Corp.#	2,170	85,476

Steel Dynamics, Inc.	5,700	86,697

United States Steel Corp.#	3,420	76,437

Walter Industries, Inc.#	1,950	73,223

		$3,034,535

PAPER & FOREST PRODUCTS – 0.3%

Domtar Corp.	1,800	149,814

International Paper Co.	10,540	436,567

MeadWestvaco Corp.	4,680	146,718

Weyerhaeuser Co.	14,010	421,981

		$1,155,080

TOTAL MATERIALS		$15,474,701

TELECOMMUNICATION SERVICES – 2.7%

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.4%

AT&T, Inc.	143,157	4,980,432

Centurylink, Inc.	16,419	664,149

Frontier Communications Corp.#	21,600	98,712

Level 3 Communications, Inc.*	2,028	48,307

tw telecom, Inc.*	4,100	113,283

Verizon Communications, Inc.	69,020	3,009,962

Windstream Corp.#	15,700	152,918

		$9,067,763

WIRELESS TELECOMMUNICATION SERVICES – 0.3%

Clearwire Corp.*	8,700	27,753

Crown Castle International Corp.*	6,940	489,409

MetroPCS Communications, Inc.*	4,930	49,448

NII Holdings, Inc.#,*	5,590	39,130

SBA Communications Corp.*	3,210	223,609

Sprint Nextel Corp.*	72,040	405,585

Telephone & Data Systems, Inc.	2,424	61,303

United States Cellular Corp.*	90	3,424

		$1,299,661

TOTAL TELECOMMUNICATION SERVICES		$10,367,424

UTILITIES – 3.5%

ELECTRIC UTILITIES – 1.8%

American Electric Power Co., Inc.	10,690	484,150

Duke Energy Corp.	18,395	1,264,472

Edison International	8,620	415,398

Description	Number of Shares	Value

Entergy Corp.	4,570	$295,222

Exelon Corp.	21,599	679,073

FirstEnergy Corp.	10,326	418,100

Great Plains Energy, Inc.	6,220	133,108

Hawaiian Electric Industries, Inc.	2,710	73,089

ITC Holdings Corp.	1,320	106,920

NextEra Energy, Inc.	10,040	723,382

Northeast Utilities	5,713	232,690

NV Energy, Inc.#	5,880	111,308

Pepco Holdings, Inc.#	14,750	287,920

Pinnacle West Capital Corp.	3,200	170,816

PPL Corp.	16,900	511,901

Southern Co.	21,281	941,259

Westar Energy, Inc.	2,960	89,007

		$6,937,815

GAS UTILITIES – 0.3%

AGL Resources, Inc.	3,820	159,676

Atmos Energy Corp.	2,610	97,510

Energen Corp.	830	39,956

EQT Corp.	3,450	204,964

National Fuel Gas Co.	1,410	76,704

ONEOK, Inc.	5,160	242,572

Questar Corp.	6,500	150,995

UGI Corp.	1,890	66,604

		$1,038,981

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS –0.1%

AES Corp.	19,910	215,824

Calpine Corp.*	8,450	166,718

NRG Energy, Inc.	7,100	170,400

		$552,942

MULTI-UTILITIES – 1.2%

Alliant Energy Corp.	2,000	91,680

Ameren Corp.	6,450	209,238

CenterPoint Energy, Inc.	5,060	103,426

CMS Energy Corp.	7,770	199,689

Consolidated Edison, Inc.	7,340	417,499

Dominion Resources, Inc.	14,370	777,561

DTE Energy Co.	3,900	246,909

Integrys Energy Group, Inc.	1,760	96,254

MDU Resources Group, Inc.	4,280	99,810

NiSource, Inc.	5,400	145,962

OGE Energy Corp.	3,110	182,588

PG&E Corp.	11,120	474,157

Public Service Enterprise Group, Inc.	11,100	346,098

SCANA Corp.	740	34,639

Sempra Energy	5,350	401,518

(Wilmington Large-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         17

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

TECO Energy, Inc.	8,530	$151,578

Vectren Corp.	1,680	53,021

Wisconsin Energy Corp.	7,340	289,416

Xcel Energy, Inc.	11,770	326,971

		$4,648,014

WATER UTILITIES – 0.1%

American Water Works Co., Inc.	4,390	168,049

Aqua America, Inc.	1,500	40,845

		$208,894

TOTAL UTILITIES		$13,386,646

TOTAL COMMON STOCKS (COST $269,292,572)		$379,773,571

INVESTMENT COMPANY – 0.3%

EQUITY FUND – 0.3%

iShares Russell 1000 Index Fund*	14,700	1,225,980

TOTAL INVESTMENT COMPANY (COST $1,170,066)		$1,225,980

PREFERRED STOCK – 0.0%**

CONSUMER DISCRETIONARY – 0.0%**

SPECIALTY RETAIL – 0.0%**

Orchard Supply Hardware Stores Corp.*	57	105

TOTAL PREFERRED STOCK (COST $132)		$105

RIGHTS – 0.0%**

Celgene Corp.*	89	638

Fresenius Kabi Pharmaceuticals Holding, Inc.*	132	—

Sanofi Avanetis SA CVR*	8,520	16,188

TOTAL RIGHTS (COST $20,874)		$16,826

WARRANTS – 0.0%**

American International Group, Inc. CW21*	2,055	28,770

Kinder Morgan, Inc.*	16,345	72,899

TOTAL WARRANTS (COST $48,690)		$101,669

TOTAL INVESTMENTS IN SECURITIES – 99.8% (COST $270,532,334)		$381,118,151

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.2%

REPURCHASE AGREEMENTS – 2.2%

Goldman Sachs & Co., 0.14%, dated 1/31/13, due 2/01/13, repurchase price $1,968,589, collateralized by U.S. Government Securities 0.38% to 6.75%, maturing 10/30/13 to 7/15/32; total market value of $2,007,953	$1,968,581	$1,968,581

JP Morgan Securities LLC, 0.20%, dated 1/31/13, due 2/01/13, repurchase price $1,968,592, collateralized by U.S. Government Securities 1.27% to 9.20%, maturing 6/01/13 to 1/01/48; total market value of $2,007,955	1,968,581	1,968,581

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, dated 1/31/13, due 2/01/13, repurchase price $1,968,590, collateralized by U.S. Government Securities 3.50% to 4.50%, maturing 7/20/41 to 1/01/43; total market value of $2,007,953	1,968,581	1,968,581

Mizuho Securities USA, Inc., 0.19%, dated 1/31/13, due 2/01/13, repurchase price $1,968,591, collateralized by U.S. Government Securities 1.77% to 11.00%, maturing 2/01/13 to 6/01/42; total market value of $2,007,953	1,968,581	1,968,581

RBC Capital Markets LLC, 0.12%, dated 1/31/13, due 2/01/13, repurchase price $414,421, collateralized by U.S. Treasury Securities 0.00% to 4.00%, maturing 6/06/13 to 7/15/22; total market value of $422,711	414,420	414,420

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $8,288,744)		$8,288,744

TOTAL INVESTMENTS – 102.0% (COST $278,821,078)		$389,406,895

COLLATERAL FOR SECURITIES ON LOAN – (2.2%)		(8,288,744)

OTHER ASSETS LESS LIABILITIES – 0.2%		522,266

TOTAL NET ASSETS – 100.0%		$381,640,417

Cost of investments for Federal income tax purposes is $284,469,770. The net unrealized appreciation/(depreciation) of investments was $104,937,125. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $107,693,520 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,756,395.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s assets carried at fair value:

(Wilmington Large-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

18         PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks	$379,773,571	$—	$—	$379,773,571

Investment Company	1,225,980	—	—	1,225,980

Preferred Stock	105	—	—	105

Rights	16,826	—	—	16,826

Warrants	101,669	—	—	101,669

Repurchase Agreements	—	8,288,744	—	8,288,744

Total	$381,118,151	$8,288,744	$—	$389,406,895

See Notes to Portfolios of Investments - Wilmington Funds

January 31, 2013 (unaudited)

Wilmington Large-Cap Value Fund

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 98.1%

CONSUMER DISCRETIONARY – 7.0%

MEDIA – 2.6%

Omnicom Group, Inc.	62,700	$3,403,356

MULTILINE RETAIL – 4.4%

Nordstrom, Inc.	53,400	2,949,282

Target Corp.	47,300	2,857,393

		$5,806,675

TOTAL CONSUMER DISCRETIONARY		$9,210,031

CONSUMER STAPLES – 8.4%

BEVERAGES – 2.0%

PepsiCo, Inc.	36,500	2,659,025

FOOD & STAPLES RETAILING – 3.1%

Costco Wholesale Corp.	14,500	1,483,930

CVS Caremark Corp.	51,200	2,621,440

		$4,105,370

FOOD PRODUCTS – 1.4%

Mondelez International, Inc.	66,500	1,848,035

TOBACCO – 1.9%

Philip Morris International, Inc.	28,300	2,494,928

TOTAL CONSUMER STAPLES		$11,107,358

ENERGY – 14.1%

ENERGY EQUIPMENT & SERVICES – 4.1%

National Oilwell Varco, Inc.	28,500	2,112,990

Schlumberger Ltd.	42,200	3,293,710

		$5,406,700

OIL, GAS & CONSUMABLE FUELS – 10.0%

Chevron Corp.	50,800	5,849,620

ConocoPhillips	63,900	3,706,200

Exxon Mobil Corp.	26,900	2,420,193

Phillips 66	20,000	1,211,400

		$13,187,413

TOTAL ENERGY		$18,594,113

FINANCIALS – 26.1%

CAPITAL MARKETS – 2.0%

T Rowe Price Group, Inc.	36,600	2,615,070

COMMERCIAL BANKS – 11.3%

BB&T Corp.	126,900	3,842,532

Description	Number of Shares	Value

PNC Financial Services Group, Inc.	43,500	$2,688,300

US Bancorp	142,200	4,706,820

Wells Fargo & Co.	103,000	3,587,490

		$14,825,142

DIVERSIFIED FINANCIAL SERVICES – 2.6%

JPMorgan Chase & Co.	73,600	3,462,880

INSURANCE – 7.9%

ACE Ltd.	39,400	3,362,002

MetLife, Inc.	80,900	3,020,806

Travelers Cos., Inc.	51,200	4,017,152

		$10,399,960

REAL ESTATE INVESTMENT TRUSTS – 2.3%

Simon Property Group, Inc.	19,100	3,059,438

TOTAL FINANCIALS		$34,362,490

HEALTH CARE – 12.9%

HEALTH CARE PROVIDERS & SERVICES – 2.4%

Cardinal Health, Inc.	72,800	3,189,368

PHARMACEUTICALS – 10.5%

Johnson & Johnson	56,100	4,146,912

Merck & Co., Inc.	78,200	3,382,150

Pfizer, Inc.	169,400	4,621,232

Teva Pharmaceutical Industries Ltd. ADR	44,200	1,679,158

		$13,829,452

TOTAL HEALTH CARE		$17,018,820

INDUSTRIALS – 9.3%

AIR FREIGHT & LOGISTICS – 1.7%

United Parcel Service, Inc.	27,700	2,196,333

ELECTRICAL EQUIPMENT – 1.1%

Emerson Electric Co.	24,100	1,379,725

INDUSTRIAL CONGLOMERATES – 1.9%

General Electric Co.	115,000	2,562,200

MACHINERY – 1.9%

Danaher Corp.	41,600	2,493,088

ROAD & RAIL – 1.7%

Union Pacific Corp.	16,800	2,208,528

TRADING COMPANIES & DISTRIBUTORS – 1.0%

Fastenal Co.	27,300	1,356,264

TOTAL INDUSTRIALS		$12,196,138

(Wilmington Large-Cap Value Fund continued next page)

January 31, 2013 (unaudited)

20         PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Value Fund (continued)

Description	Number of Shares	Value

INFORMATION TECHNOLOGY – 10.2%

COMMUNICATIONS EQUIPMENT – 3.2%

QUALCOMM, Inc.	63,900	$4,219,317

COMPUTERS & PERIPHERALS – 2.3%

Apple, Inc.	6,500	2,959,515

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.7%

Applied Materials, Inc.	179,900	2,322,509

Intel Corp.	92,300	1,941,992

Maxim Integrated Products, Inc.	62,600	1,968,770

		$6,233,271

TOTAL INFORMATION TECHNOLOGY		$13,412,103

MATERIALS – 3.1%

CHEMICALS – 3.1%

Air Products & Chemicals, Inc.	24,300	2,124,549

PPG Industries, Inc.#	14,000	1,930,180

		$4,054,729

TOTAL MATERIALS		$4,054,729

TELECOMMUNICATION SERVICES – 1.2%

WIRELESS TELECOMMUNICATION SERVICES – 1.2%

Vodafone Group PLC ADR	57,000	1,557,240

UTILITIES – 5.8%

ELECTRIC UTILITIES – 4.3%

PPL Corp.	106,000	3,210,740

Southern Co.	53,800	2,379,574

		$5,590,314

MULTI-UTILITIES – 1.5%

Dominion Resources, Inc.	37,600	2,034,536

TOTAL UTILITIES		$7,624,850

TOTAL COMMON STOCKS
(COST $117,759,624)		$129,137,872

Description	Number of Shares	Value

MONEY MARKET FUND – 1.8%

Dreyfus Cash Management Fund, Institutional Shares, 0.05%^	2,387,327	$2,387,327

TOTAL MONEY MARKET FUND
(COST $2,387,327)		$2,387,327

TOTAL INVESTMENTS IN SECURITIES – 99.9%
(COST $120,146,951)		$131,525,199
	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.5%

REPURCHASE AGREEMENTS – 1.5%

JP Morgan Securities LLC, 0.18%, dated 1/31/13, due 2/01/13, repurchase price $5,605, collateralized by U.S. Government Securities 0.00% to 11.25%, maturing 3/07/13 to 2/15/42; total market value of $5,720	$5,605	5,605

Mizuho Securities USA, Inc., 0.19%, dated 1/31/13, due 2/01/13, repurchase price $1,000,005, collateralized by U.S. Government Securities 1.77% to 11.00%, maturing 2/01/13 to 6/01/42; total market value of $1,020,000	1,000,000	1,000,000

RBC Capital Markets LLC, 0.14%, dated 1/31/13, due 2/01/13, repurchase price $1,000,004, collateralized by U.S. Government Securities 1.79% to 5.50%, maturing 1/01/17 to 1/20/43; total market value of $1,020,000	1,000,000	1,000,000

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $2,005,605)		$2,005,605

TOTAL INVESTMENTS – 101.4%
(COST $122,152,556)		$133,530,804

COLLATERAL FOR SECURITIES ON LOAN – (1.5%)		(2,005,605)

OTHER ASSETS LESS LIABILITIES – 0.1%		95,420

TOTAL NET ASSETS – 100.0%		$131,620,619

Cost of investments for Federal income tax purposes is $125,885,854. The net unrealized appreciation/(depreciation) of investments was $7,644,950. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $8,291,171 and net unrealized depreciation from investments for those securities having an excess of cost over value of $646,221.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

(Wilmington Large-Cap Value Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         21

Wilmington Large-Cap Value Fund (continued)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks	$129,137,872	$—	$—	$129,137,872

Money Market Fund	2,387,327	—	—	2,387,327

Repurchase Agreements	—	2,005,605	—	2,005,605

Total	$131,525,199	$2,005,605	$—	$133,530,804

See Notes to Portfolios of Investments - Wilmington Funds

January 31, 2013 (unaudited)

Wilmington Mid-Cap Growth Fund

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 96.9%

CONSUMER DISCRETIONARY – 20.3%

AUTO COMPONENTS – 1.8%

BorgWarner, Inc.*	68,400	$5,073,912

DISTRIBUTORS – 1.9%

LKQ Corp.*	250,500	5,608,695

HOTELS, RESTAURANTS & LEISURE – 2.7%

DineEquity, Inc.*	56,300	4,124,538

Panera Bread Co.*	23,400	3,739,554

		$7,864,092

MEDIA – 3.5%

CBS Corp., Non-Voting	162,000	6,758,640

Scripps Networks Interactive, Inc.	54,600	3,372,642

		$10,131,282

MULTILINE RETAIL – 1.6%

Nordstrom, Inc.	86,400	4,771,872

SPECIALTY RETAIL – 3.9%

GameStop Corp.#	124,100	2,879,120

Ltd. Brands, Inc.	92,800	4,456,256

Vitamin Shoppe, Inc.*	65,950	4,028,226

		$11,363,602

TEXTILES, APPAREL & LUXURY GOODS – 4.9%

Coach, Inc.	76,600	3,906,600

Lululemon Athletica, Inc.#, *	54,500	3,760,500

PVH Corp.	55,800	6,632,946

		$14,300,046

TOTAL CONSUMER DISCRETIONARY		$59,113,501

CONSUMER STAPLES – 3.7%

FOOD PRODUCTS – 1.3%

Green Mountain Coffee Roasters, Inc.*	81,400	3,706,142

HOUSEHOLD PRODUCTS – 1.3%

Church & Dwight Co., Inc.	66,000	3,814,140

PERSONAL PRODUCTS – 1.1%

Herbalife Ltd.#	86,300	3,134,416

TOTAL CONSUMER STAPLES		$10,654,698

ENERGY – 9.2%

ENERGY EQUIPMENT & SERVICES – 4.0%

Cameron International Corp.*	82,700	5,235,737

Description	Number of Shares	Value

Core Laboratories NV	32,825	$4,189,783

Lufkin Industries, Inc.	36,700	2,125,297

		$11,550,817

OIL, GAS & CONSUMABLE FUELS – 5.2%

Cabot Oil & Gas Corp.	77,500	4,090,450

Noble Energy, Inc.	38,000	4,096,020

Peabody Energy Corp.	93,800	2,359,070

Whiting Petroleum Corp.*	100,400	4,777,032

		$15,322,572

TOTAL ENERGY		$26,873,389

FINANCIALS – 9.7%

CAPITAL MARKETS – 3.2%

Raymond James Financial, Inc.	126,300	5,636,769

T Rowe Price Group, Inc.	53,400	3,815,430

		$9,452,199

COMMERCIAL BANKS – 2.0%

SVB Financial Group*	59,500	3,949,015

Texas Capital Bancshares, Inc.*	45,300	1,875,420

		$5,824,435

DIVERSIFIED FINANCIAL SERVICES – 1.5%

IntercontinentalExchange, Inc.*	30,600	4,245,750

INSURANCE – 1.4%

Brown & Brown, Inc.	149,100	4,076,394

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.6%

CBRE Group, Inc.*	215,000	4,639,700

TOTAL FINANCIALS		$28,238,478

HEALTH CARE – 11.1%

BIOTECHNOLOGY – 1.0%

Regeneron Pharmaceuticals, Inc.*	17,550	3,052,647

HEALTH CARE EQUIPMENT & SUPPLIES – 3.1%

Intuitive Surgical, Inc.*	8,670	4,979,875

ResMed, Inc.#	91,100	3,990,180

		$8,970,055

HEALTH CARE PROVIDERS & SERVICES – 1.3%

Express Scripts Holding Co.*	69,200	3,696,664

HEALTH CARE TECHNOLOGY – 1.3%

Cerner Corp.*	44,900	3,706,495

LIFE SCIENCES TOOLS & SERVICES – 1.0%

Life Technologies Corp.*	44,700	2,891,643

(Wilmington Mid-Cap Growth Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         23

Wilmington Mid-Cap Growth Fund (continued)

Description	Number of Shares	Value

PHARMACEUTICALS – 3.4%

Auxilium Pharmaceuticals, Inc.*	82,500	$1,518,000

MAP Pharmaceuticals, Inc.*	147,600	3,656,052

Perrigo Co.	47,350	4,759,148

		$9,933,200

TOTAL HEALTH CARE		$32,250,704

INDUSTRIALS – 17.3%

AEROSPACE & DEFENSE – 2.0%

HEICO Corp.	84,375	2,869,594

Precision Castparts Corp.	16,000	2,934,400

		$5,803,994

AIR FREIGHT & LOGISTICS – 2.4%

CH Robinson Worldwide, Inc.	61,600	4,074,840

Expeditors International of Washington, Inc.	68,100	2,921,490

		$6,996,330

COMMERCIAL SERVICES & SUPPLIES – 1.2%

Waste Connections, Inc.	94,500	3,403,890

ELECTRICAL EQUIPMENT – 3.7%

AMETEK, Inc.	85,300	3,496,447

Babcock & Wilcox Co.	102,700	2,735,928

Rockwell Automation, Inc.	50,900	4,539,771

		$10,772,146

MACHINERY – 6.6%

Alere, Inc.*	166,400	3,537,664

Cummins, Inc.	37,300	4,283,159

Graco, Inc.	83,500	4,776,200

Joy Global, Inc.	48,100	3,038,477

Pall Corp.	54,500	3,722,350

		$19,357,850

TRADING COMPANIES & DISTRIBUTORS – 1.4%

Fastenal Co.	85,000	4,222,800

TOTAL INDUSTRIALS		$50,557,010

INFORMATION TECHNOLOGY – 20.1%

COMMUNICATIONS EQUIPMENT – 3.7%

ADTRAN, Inc.#	174,000	3,514,800

Aruba Networks, Inc.*	164,085	3,780,518

F5 Networks, Inc.*	33,600	3,523,968

		$10,819,286

COMPUTERS & PERIPHERALS – 0.8%

Stratasys Ltd.#, *	30,900	2,425,032

ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS – 3.1%

FEI Co.	37,000	2,255,520

Description	Number of Shares	Value

IPG Photonics Corp.#, *	57,800	$3,784,744

National Instruments Corp.	102,100	2,899,640

		$8,939,904

IT SERVICES – 1.2%

Global Payments, Inc.	72,100	3,551,646

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.3%

Altera Corp.	135,800	4,538,436

Lam Research Corp.*	68,400	2,813,976

MKS Instruments, Inc.	78,000	2,168,400

		$9,520,812

SOFTWARE – 8.0%

ANSYS, Inc.*	73,000	5,372,800

Autodesk, Inc.*	145,000	5,637,600

Citrix Systems, Inc.*	74,800	5,472,368

Nuance Communications, Inc.*	138,600	3,333,330

Sourcefire, Inc.*	82,500	3,514,500

		$23,330,598

TOTAL INFORMATION TECHNOLOGY		$58,587,278

MATERIALS – 5.5%

CHEMICALS – 4.2%

Airgas, Inc.	23,600	2,247,664

Ashland, Inc.	64,900	5,095,299

WR Grace & Co.*	67,600	4,853,680

		$12,196,643

CONTAINERS & PACKAGING – 1.3%

Crown Holdings, Inc.*	101,300	3,835,218

TOTAL MATERIALS		$16,031,861

TOTAL COMMON STOCKS (COST $204,421,302)		$282,306,919

MONEY MARKET FUND – 2.7%

Dreyfus Cash Management Fund, Institutional Shares, 0.05%^	7,806,065	7,806,065

TOTAL MONEY MARKET FUND (COST $7,806,065)		$7,806,065

TOTAL INVESTMENTS IN SECURITIES – 99.6% (COST $212,227,367)		$290,112,984
	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 7.9%

REPURCHASE AGREEMENTS – 7.9%

Goldman Sachs & Co., 0.14%, dated 1/31/13, due 2/01/13, repurchase price $5,506,067, collateralized by U.S. Government Securities 0.38% to 6. 75%, maturing 10/30/13 to 7/15/32; total market value of $5,616,167	$5,506,046	5,506,046

(Wilmington Mid-Cap Growth Fund continued next page)

January 31, 2013 (unaudited)

24         PORTFOLIOS OF INVESTMENTS

Wilmington Mid-Cap Growth Fund (continued)

Description	Par Value	Value

JP Morgan Securities LLC, 0.20%, dated 1/31/13, due 2/01/13, repurchase price $5,506,077, collateralized by U.S. Government Securities 1.27% to 9. 20%, maturing 6/01/13 to 1/01/48; total market value of $5,616,173	$5,506,046	$5,506,046

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.17%, dated 1/31/13, due 2/01/13, repurchase price $5,506,072, collateralized by U.S. Government Securities 3.50% to 4.50%, maturing 7/20/41 to 1/01/43; total market value of $5,616,167	5,506,046	5,506,046

Mizuho Securities USA, Inc., 0.19%, dated 1/31/13, due 2/01/13, repurchase price $5,506,075, collateralized by U.S. Government Securities 1.77% to 11. 00%, maturing 2/01/13 to 6/01/42; total market value of $5,616,167	5,506,046	5,506,046

RBC Capital Markets LLC, 0.12%, dated 1/31/13, due 2/01/13, repurchase price $1,159,126, collateralized by U.S. Treasury Securities 0.00% to 4.00%, maturing 6/06/13 to 7/15/22; total market value of $1,182,313	1,159,122	1,159,122

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $23,183,306)		$23,183,306

Description	Value

TOTAL INVESTMENTS – 107.5% (COST $235,410,673)	$313,296,290

COLLATERAL FOR SECURITIES ON LOAN – (7.9%)	(23,183,306)

OTHER ASSETS LESS LIABILITIES – 0.4%	1,260,034

TOTAL NET ASSETS – 100.0%	$291,373,018

Cost of investments for Federal income tax purposes is $239,944,577. The net unrealized appreciation/(depreciation) of investments was $73,351,713. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $77,117,433 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,765,720.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks	$282,306,919	$—	$—	$282,306,919

Money Market Fund	7,806,065	—	—	7,806,065

Repurchase Agreements	—	23,183,306	—	23,183,306

Total	$290,112,984	$23,183,306	$—	$313,296,290

See Notes to Portfolios of Investments - Wilmington Funds

January 31, 2013 (unaudited)

Wilmington Small-Cap Growth Fund

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 98.6%

CONSUMER DISCRETIONARY – 14.0%

AUTO COMPONENTS – 0.2%

Cooper Tire & Rubber Co.	8,500	$216,410

DISTRIBUTORS – 0.3%

Core-Mark Holding Co., Inc.	7,130	357,427

DIVERSIFIED CONSUMER SERVICES – 0.4%

Steiner Leisure Ltd.*	11,400	513,570

HOTELS, RESTAURANTS & LEISURE – 3.0%

AFC Enterprises, Inc.*	6,210	180,463

Bally Technologies, Inc.*	5,400	260,064

Carrols Restaurant Group, Inc.*	27,590	172,989

Cheesecake Factory, Inc.	16,000	530,560

DineEquity, Inc.*	2,400	175,824

Life Time Fitness, Inc.*	17,500	887,775

Premier Exhibitions, Inc.*	86,600	205,242

Six Flags Entertainment Corp.	11,220	706,187

Sonic Corp.*	35,050	391,158

Town Sports International Holdings, Inc.*	42,400	446,472

Vail Resorts, Inc.	3,000	158,550

		$4,115,284

HOUSEHOLD DURABLES – 1.9%

Blyth, Inc.#	13,430	188,154

Libbey, Inc.*	63,220	1,187,272

Meritage Homes Corp.*	10,900	482,216

Ryland Group, Inc.	19,580	777,718

		$2,635,360

LEISURE EQUIPMENT & PRODUCTS – 0.8%

Brunswick Corp.	6,470	233,955

LeapFrog Enterprises, Inc.#, *	13,780	124,158

Polaris Industries, Inc.	4,890	425,870

Smith & Wesson Holding Corp.#, *	28,700	246,820

Sturm Ruger & Co., Inc.#	720	36,554

		$1,067,357

MEDIA – 2.0%

Arbitron, Inc.	7,600	356,440

Belo Corp.	51,370	435,104

Lions Gate Entertainment Corp.*	16,600	304,112

National CineMedia, Inc.	6,600	100,848

Nexstar Broadcasting Group, Inc.	15,450	222,171

Description	Number of Shares	Value

Sinclair Broadcast Group, Inc.	58,700	$808,886

Valassis Communications, Inc.#	18,300	513,498

		$2,741,059

SPECIALTY RETAIL – 2.7%

Aeropostale, Inc.*	9,000	121,770

Cabela’s, Inc.*	6,280	324,174

Hibbett Sports, Inc.*	10,000	526,600

Hot Topic, Inc.	15,790	175,269

Lumber Liquidators Holdings, Inc.#, *	6,590	389,996

Monro Muffler Brake, Inc.#	11,700	423,774

Select Comfort Corp.*	7,300	160,746

Tractor Supply Co.	9,800	1,015,966

Winmark Corp.	5,800	375,144

Zumiez, Inc.#, *	5,130	108,243

		$3,621,682

TEXTILES, APPAREL & LUXURY GOODS – 2.7%

Crocs, Inc.*	40,500	601,830

Deckers Outdoor Corp.#, *	540	21,573

Steven Madden Ltd.*	22,080	1,017,446

Under Armour, Inc.*	9,130	464,443

Warnaco Group, Inc.*	6,380	467,080

Wolverine World Wide, Inc.#	26,410	1,135,630

		$3,708,002

TOTAL CONSUMER DISCRETIONARY		$18,976,151

CONSUMER STAPLES – 4.8%

BEVERAGES – 0.3%

National Beverage Corp.*	30,800	425,348

FOOD & STAPLES RETAILING – 2.0%

Andersons, Inc.	16,300	768,545

Nash Finch Co.	34,800	722,796

Pricesmart, Inc.	15,410	1,186,724

		$2,678,065

FOOD PRODUCTS – 1.2%

Darling International, Inc.*	24,480	412,978

Hain Celestial Group, Inc.*	4,700	267,853

J&J Snack Foods Corp.	4,100	279,415

Lancaster Colony Corp.	10,410	743,899

		$1,704,145

HOUSEHOLD PRODUCTS – 0.7%

WD-40 Co.	17,120	914,550

(Wilmington Small-Cap Growth Fund continued next page)

January 31, 2013 (unaudited)

26         PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value

PERSONAL PRODUCTS – 0.6%

Nature’s Sunshine Products, Inc.	17,000	$245,140

Nu Skin Enterprises, Inc.#	7,260	307,534

Prestige Brands Holdings, Inc.*	10,260	220,077

		$772,751

TOTAL CONSUMER STAPLES		$6,494,859

ENERGY – 1.9%

ENERGY EQUIPMENT & SERVICES – 1.2%

Dril-Quip, Inc.*	14,200	1,151,478

Mitcham Industries, Inc.*	17,260	255,793

TGC Industries, Inc.	23,160	210,756

		$1,618,027

OIL, GAS & CONSUMABLE FUELS – 0.7%

Energy XXI Bermuda Ltd.	1,440	45,101

Halcon Resources Corp.*	18,940	144,702

Kodiak Oil & Gas Corp.*	40,140	369,288

Oasis Petroleum, Inc.*	10,040	360,235

		$919,326

TOTAL ENERGY		$2,537,353

FINANCIALS – 9.7%

CAPITAL MARKETS – 1.4%

AllianceBernstein Holding LP#	27,400	557,864

Duff & Phelps Corp.	25,200	400,428

Lazard Ltd.	13,600	471,240

Virtus Investment Partners, Inc.*	3,560	530,476

		$1,960,008

COMMERCIAL BANKS – 0.1%

FNB United Corp.#, *	12,400	136,648

CONSUMER FINANCE – 1.7%

Cardtronics, Inc.*	37,900	981,231

First Cash Financial Services, Inc.*	22,910	1,221,332

QC Holdings, Inc.	21,167	70,486

		$2,273,049

DIVERSIFIED FINANCIAL SERVICES – 1.4%

Asset Acceptance Capital Corp.*	8,316	44,657

Medallion Financial Corp.	130,420	1,668,072

Portfolio Recovery Associates, Inc.*	1,300	139,035

		$1,851,764

INSURANCE – 0.1%

First American Financial Corp.	6,150	146,923

Montpelier Re Holdings Ltd.	1,710	41,690

		$188,613

REAL ESTATE INVESTMENT TRUSTS – 5.0%

Glimcher Realty Trust	264,800	2,944,576

Description	Number of Shares	Value

Investors Real Estate Trust#	175,810	$1,645,582

National Health Investors, Inc.#	15,300	973,845

Newcastle Investment Corp.	89,180	935,498

Omega Healthcare Investors, Inc.#	9,740	248,954

		$6,748,455

TOTAL FINANCIALS		$13,158,537

HEALTH CARE – 16.9%

BIOTECHNOLOGY – 4.9%

Achillion Pharmaceuticals, Inc.*	29,700	266,706

Affymax, Inc.*	15,580	293,060

Arena Pharmaceuticals, Inc.#, *	52,000	438,880

Ariad Pharmaceuticals, Inc.*	12,760	253,669

Array BioPharma, Inc.*	48,990	184,692

Cubist Pharmaceuticals, Inc.*	8,250	355,080

Dendreon Corp.#, *	22,040	129,595

Idenix Pharmaceuticals, Inc.#, *	26,200	124,450

Infinity Pharmaceuticals, Inc.#, *	5,480	188,786

InterMune, Inc.#, *	22,600	222,610

Keryx Biopharmaceuticals, Inc.#, *	60,230	546,888

Novavax, Inc.#, *	102,400	183,296

NPS Pharmaceuticals, Inc.*	30,100	266,084

Omeros Corp.#, *	39,150	213,759

Orexigen Therapeutics, Inc.*	37,200	212,784

PDL BioPharma, Inc.#	59,200	407,296

Pharmacyclics, Inc.*	13,642	945,800

Raptor Pharmaceutical Corp.#, *	20,000	108,200

Rigel Pharmaceuticals, Inc.*	25,080	164,525

Seattle Genetics, Inc.#, *	5,910	174,050

Spectrum Pharmaceuticals, Inc.#, *	24,450	308,315

Synageva BioPharma Corp.*	2,990	138,317

Theravance, Inc.#, *	8,580	190,905

United Therapeutics Corp.*	700	37,723

ZIOPHARM Oncology, Inc.#, *	56,300	223,511

		$6,578,981

HEALTH CARE EQUIPMENT & SUPPLIES – 6.5%

Abaxis, Inc.*	12,600	487,872

ABIOMED, Inc.*	27,610	385,159

Align Technology, Inc.*	20,200	633,472

Cantel Medical Corp.	7,100	223,011

Cardiovascular Systems, Inc.#, *	36,300	571,362

Cynosure, Inc.*	23,800	635,460

Endologix, Inc.*	33,200	508,956

Haemonetics Corp.*	13,400	561,996

ICU Medical, Inc.*	3,000	181,350

Masimo Corp.*	7,300	148,190

Neogen Corp.*	22,770	1,058,577

(Wilmington Small-Cap Growth Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         27

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value

NuVasive, Inc.*	7,180	$123,711

RTI Biologics, Inc.*	153,000	752,760

Sirona Dental Systems, Inc.*	4,000	265,880

Staar Surgical Co.*	34,730	196,572

STERIS Corp.	15,900	599,907

Utah Medical Products, Inc.	14,500	582,900

West Pharmaceutical Services, Inc.	15,430	913,610

		$8,830,745

HEALTH CARE PROVIDERS & SERVICES – 1.9%

Accretive Health, Inc.#, *	12,800	165,248

Centene Corp.*	3,740	161,418

Corvel Corp.*	18,400	842,720

HealthSouth Corp.*	14,410	343,823

HMS Holdings Corp.*	7,090	193,273

National Research Corp.	8,240	443,147

Skilled Healthcare Group, Inc.*	70,260	373,783

		$2,523,412

HEALTH CARE TECHNOLOGY – 0.2%

athenahealth, Inc.#, *	1,920	166,022

Cerner Corp.*	2,040	168,402

		$334,424

LIFE SCIENCES TOOLS & SERVICES – 0.4%

Luminex Corp.*	4,500	82,710

PAREXEL International Corp.*	13,300	450,205

		$532,915

PHARMACEUTICALS – 3.0%

Akorn, Inc.*	38,940	509,725

Cadence Pharmaceuticals, Inc.#, *	47,000	222,310

Endocyte, Inc.#, *	15,570	156,167

Hi-Tech Pharmacal Co., Inc.#, *	27,070	990,762

Jazz Pharmaceuticals PLC*	15,540	876,301

Nektar Therapeutics#, *	17,900	153,403

Obagi Medical Products, Inc.*	6,250	89,813

Questcor Pharmaceuticals, Inc.#	2,810	71,599

Repros Therapeutics, Inc.#, *	19,620	231,712

Salix Pharmaceuticals Ltd.*	10,828	518,661

Ventrus Biosciences, Inc.#, *	46,180	118,221

Vivus, Inc.#, *	14,740	178,501

		$4,117,175

TOTAL HEALTH CARE		$22,917,652

INDUSTRIALS – 25.7%

AEROSPACE & DEFENSE – 1.2%

Curtiss-Wright Corp.	5,400	192,510

DigitalGlobe, Inc.*	7,190	201,104

HEICO Corp.	5,100	231,336

Description	Number of Shares	Value

Hexcel Corp.*	20,090	$538,211

Sypris Solutions, Inc.	60,260	249,476

Teledyne Technologies, Inc.*	3,100	211,606

		$1,624,243

AIR FREIGHT & LOGISTICS – 0.4%

Park-Ohio Holdings Corp.*	23,800	574,532

AIRLINES – 0.8%

Republic Airways Holdings, Inc.*	28,390	238,192

US Airways Group, Inc.*	59,740	853,087

		$1,091,279

BUILDING PRODUCTS – 2.7%

Ameresco, Inc.*	90,770	893,177

American Woodmark Corp.*	8,800	244,728

Builders FirstSource, Inc.#, *	51,950	325,726

Simpson Manufacturing Co., Inc.	12,000	389,040

Trex Co., Inc.*	21,580	911,755

USG Corp.#, *	31,930	938,423

		$3,702,849

COMMERCIAL SERVICES & SUPPLIES – 3.3%

Geo Group, Inc.	6,603	215,390

Healthcare Services Group, Inc.	23,600	569,940

Herman Miller, Inc.	800	19,760

InnerWorkings, Inc.#, *	57,770	803,581

Knoll, Inc.	7,000	116,060

Mobile Mini, Inc.*	10,000	240,000

Standard Parking Corp.*	41,650	872,984

Team, Inc.*	37,920	1,661,275

TRC Cos., Inc.*	2,913	17,391

		$4,516,381

CONSTRUCTION & ENGINEERING – 6.0%

Aegion Corp.*	36,900	867,888

Argan, Inc.*	59,470	1,118,036

Comfort Systems USA, Inc.	15,600	201,396

Dycom Industries, Inc.*	57,400	1,204,252

Great Lakes Dredge & Dock Corp.	113,340	1,063,129

MasTec, Inc.*	19,870	562,321

MYR Group, Inc.*	6,490	145,700

Primoris Services Corp.	138,140	2,649,525

Sterling Construction Co., Inc.*	31,409	321,942

		$8,134,189

ELECTRICAL EQUIPMENT – 2.3%

Acuity Brands, Inc.	14,700	1,011,360

AZZ, Inc.	18,550	793,754

Coleman Cable, Inc.	23,887	244,364

Encore Wire Corp.	19,600	639,352

Global Power Equipment Group, Inc.	9,270	152,121

(Wilmington Small-Cap Growth Fund continued next page)

January 31, 2013 (unaudited)

28         PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value

Polypore International, Inc.#, *	4,810	$185,618

		$3,026,569

MACHINERY – 0.8%

Blount International, Inc.*	9,600	163,680

CLARCOR, Inc.	1,790	90,323

Gorman-Rupp Co.	340	10,333

Meritor, Inc.*	27,390	124,898

Mueller Water Products, Inc.	24,910	147,218

Trimas Corp.*	14,700	454,083

Valmont Industries, Inc.	700	102,004

		$1,092,539

PROFESSIONAL SERVICES – 4.0%

Acacia Research Corp.*	28,470	726,839

Advisory Board Co.*	21,100	1,144,253

CoStar Group, Inc.*	5,790	542,986

Exponent, Inc.*	20,000	977,800

GP Strategies Corp.*	35,280	754,992

Navigant Consulting, Inc.*	45,700	526,921

On Assignment, Inc.*	9,430	230,563

Resources Connection, Inc.	34,050	415,751

RPX Corp.*	12,720	132,670

		$5,452,775

ROAD & RAIL – 0.2%

Swift Transportation Co.*	19,810	270,605

TRADING COMPANIES & DISTRIBUTORS – 4.0%

Aceto Corp.	50,610	528,368

Beacon Roofing Supply, Inc.*	11,450	413,803

CAI International, Inc.*	11,500	288,420

DXP Enterprises, Inc.*	10,160	578,104

Houston Wire & Cable Co.	20,900	249,755

Textainer Group Holdings Ltd.	25,730	1,066,509

Titan Machinery, Inc.#, *	22,330	645,560

United Rentals, Inc.*	15,870	803,339

Watsco, Inc.	10,220	770,077

		$5,343,935

TOTAL INDUSTRIALS		$34,829,896

INFORMATION TECHNOLOGY – 17.5%

COMMUNICATIONS EQUIPMENT – 1.6%

Arris Group, Inc.*	30,100	497,252

Aruba Networks, Inc.*	20,000	460,800

Black Box Corp.	10,900	255,387

InterDigital, Inc.#	7,000	303,730

Ixia*	12,000	227,880

Loral Space & Communications, Inc.*	6,900	404,961

		$2,150,010

Description	Number of Shares	Value

COMPUTERS & PERIPHERALS – 0.5%

3D Systems Corp.#, *	6,860	$396,851

Cray, Inc.*	14,410	267,594

		$664,445

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.2%

Anixter International, Inc.*	11,880	799,286

RealD, Inc.#, *	9,900	112,662

Tessco Technologies, Inc.	18,290	408,782

Universal Display Corp.#, *	10,040	279,313

		$1,600,043

INTERNET SOFTWARE & SERVICES – 4.9% comScore, Inc.*	8,900	131,097

EarthLink, Inc.	173,700	1,181,160

Keynote Systems, Inc.	28,500	444,600

Liquidity Services, Inc.#, *	9,350	297,984

LivePerson, Inc.*	9,040	120,865

Market Leader, Inc.*	45,260	343,071

MeetMe, Inc.#, *	61,900	167,749

OpenTable, Inc.#, *	4,900	258,181

Spark Networks, Inc.#, *	41,550	299,991

Stamps.com, Inc.*	24,110	650,729

support.com, Inc.*	48,300	201,411

TechTarget, Inc.*	16,700	84,836

ValueClick, Inc.*	76,800	1,572,096

Vocus, Inc.*	38,300	671,782

Web.com Group, Inc.#, *	19,090	309,258

		$6,734,810

IT SERVICES – 2.6%

Computer Task Group, Inc.*	20,160	385,862

CSG Systems International, Inc.*	3,700	69,671

Global Cash Access Holdings, Inc.*	20,400	154,020

Hackett Group, Inc.	31,780	136,654

iGATE Corp.*	37,230	650,780

Lender Processing Services, Inc.	12,700	305,308

Mantech International Corp.#	6,640	163,809

MAXIMUS, Inc.	18,640	1,278,145

TeleTech Holdings, Inc.*	9,000	168,300

WEX, Inc.*	2,270	178,445

		$3,490,994

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.3%

Cirrus Logic, Inc.*	12,970	366,143

Microsemi Corp.*	5,500	115,060

		$481,203

SOFTWARE – 6.4%

ACI Worldwide, Inc.*	4,400	209,176

(Wilmington Small-Cap Growth Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         29

Wilmington Small-Cap Growth Fund (continued)

Description	Number of Shares	Value

American Software, Inc.	11,800	$101,480

ANSYS, Inc.*	4,600	338,560

Aspen Technology, Inc.*	6,120	187,272

Blackbaud, Inc.	9,800	244,216

CommVault Systems, Inc.*	2,970	227,888

Concur Technologies, Inc.#, *	6,800	454,920

Digimarc Corp.	12,200	261,202

Ebix, Inc.#	9,200	150,328

Ellie Mae, Inc.*	7,190	144,016

Fair Isaac Corp.	3,600	162,252

Glu Mobile, Inc.#, *	28,890	74,825

Guidance Software, Inc.*	35,960	458,490

Jack Henry & Associates, Inc.	15,000	622,200

Manhattan Associates, Inc.*	20,430	1,399,659

Mentor Graphics Corp.*	18,200	311,766

MICROS Systems, Inc.*	21,440	986,883

PTC, Inc.*	12,800	296,704

Solera Holdings, Inc.	5,500	301,455

Sourcefire, Inc.*	2,880	122,688

Symantec Corp.*	23,900	520,303

Ultimate Software Group, Inc.*	5,270	535,116

VirnetX Holding Corp.#, *	15,880	554,530

		$8,665,929

TOTAL INFORMATION TECHNOLOGY		$23,787,434

MATERIALS – 7.8%

CHEMICALS – 5.1%

American Vanguard Corp.	5,150	174,585

Cabot Corp.	24,500	917,035

Hawkins, Inc.	18,300	714,066

HB Fuller Co.	22,700	887,116

KMG Chemicals, Inc.	36,600	715,530

Koppers Holdings, Inc.	19,400	786,864

Landec Corp.*	60,350	712,130

OMNOVA Solutions, Inc.*	86,770	709,779

Quaker Chemical Corp.	10,000	571,700

Sensient Technologies Corp.	13,680	521,208

Zep, Inc.	13,790	201,334

		$6,911,347

CONSTRUCTION MATERIALS – 1.1%

Eagle Materials, Inc.	16,680	1,080,364

Headwaters, Inc.*	37,140	347,630

		$1,427,994

CONTAINERS & PACKAGING – 0.2%

Myers Industries, Inc.	23,020	340,236

METALS & MINING – 0.8%

Haynes International, Inc.	7,000	357,840

Description	Number of Shares	Value

Materion Corp.	15,090	$405,921

Midway Gold Corp.#, *	102,500	133,250

Noranda Aluminum Holding Corp.	29,980	176,582

		$1,073,593

PAPER & FOREST PRODUCTS – 0.6%

Deltic Timber Corp.	8,200	594,992

Neenah Paper, Inc.	5,490	169,861

		$764,853

TOTAL MATERIALS		$10,518,023

UTILITIES – 0.3%

GAS UTILITIES – 0.2%

South Jersey Industries, Inc.	5,400	293,112

WATER UTILITIES – 0.1%

Cadiz, Inc.#, *	7,246	50,360

Connecticut Water Service, Inc.	4,800	142,272

		$192,632

TOTAL UTILITIES		$485,744

TOTAL COMMON STOCKS
(COST $113,338,604)		$133,705,649

TOTAL INVESTMENTS IN SECURITIES – 98.6%
(COST $113,338,604)		$133,705,649
	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 13.0%

REPURCHASE AGREEMENTS – 13.0%

Goldman Sachs & Co., 0.14%, dated 1/31/13, due 2/01/13, repurchase price $4,185,465, collateralized by U.S. Government Securities 0.38% to 6.75%, maturing 10/30/13 to 7/15/32; total market value of $4,269,158	$4,185,449	4,185,449

JP Morgan Securities LLC, 0.20%, dated 1/31/13, due 2/01/13, repurchase price $4,185,472, collateralized by U.S. Government Securities 1.27% to 9.20%, maturing 6/01/13 to 1/01/48; total market value of $4,269,163	4,185,449	4,185,449

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, dated 1/31/13, due 2/01/13, repurchase price $4,185,468, collateralized by U.S. Government Securities 3.50% to 4.50%, maturing 7/20/41 to 1/01/43; total market value of $4,269,158	4,185,449	4,185,449

(Wilmington Small-Cap Growth Fund continued next page)

January 31, 2013 (unaudited)

30         PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Growth Fund (continued)

Description	Par Value	Value

Mizuho Securities USA, Inc., 0.19%, dated 1/31/13, due 2/01/13, repurchase price $4,185,471, collateralized by U.S. Government Securities 1.77% to 11.00%, maturing 2/01/13 to 6/01/42; total market value of $4,269,158	$4,185,449	$4,185,449

RBC Capital Markets LLC, 0.12%, dated 1/31/13, due 2/01/13, repurchase price $881,109, collateralized by U.S. Treasury Securities 0.00% to 4.00%, maturing 6/06/13 to 7/15/22; total market value of $898,735	881,106	881,106

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $17,622,902)		$17,622,902

Description	Value

TOTAL INVESTMENTS – 111.6%
(COST $130,961,506)	$151,328,551

COLLATERAL FOR SECURITIES ON LOAN – (13.0%)	(17,622,902)
OTHER ASSETS LESS LIABILITIES – 1.4%	1,861,956

TOTAL NET ASSETS – 100.0%	$135,567,605

Cost of investments for Federal income tax purposes is $131,393,825. The net unrealized appreciation/(depreciation) of investments was $19,934,726. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $22,282,140 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,347,414.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$133,705,649	$—	$—	$133,705,649

Repurchase Agreements	—	17,622,902	—	17,622,902

Total	$133,705,649	$17,622,902	$—	$151,328,551

See Notes to Portfolios of Investments - Wilmington Funds

January 31, 2013 (unaudited)

Wilmington Small-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 97.4%

CONSUMER DISCRETIONARY – 13.9%

AUTO COMPONENTS – 0.9%

American Axle & Manufacturing Holdings, Inc.*	2,655	$31,010

Cooper Tire & Rubber Co.	2,506	63,803

Dana Holding Corp.	5,460	87,797

Dorman Products, Inc.*	1,072	37,123

Drew Industries, Inc.*	744	27,245

Exide Technologies*	5,202	17,895

Federal-Mogul Corp.*	1,190	11,115

Fuel Systems Solutions, Inc.*	566	8,309

Gentherm, Inc.*	1,127	16,319

Modine Manufacturing Co.*	2,175	18,444

Spartan Motors, Inc.	2,409	13,659

Standard Motor Products, Inc.	810	18,800

Stoneridge, Inc.*	738	4,620

Superior Industries International, Inc.	866	17,554

Tenneco, Inc.*	2,630	91,945

Tower International, Inc.*	1,220	11,822

		$477,460

AUTOMOBILES – 0.0%**

Winnebago Industries, Inc.*	1,365	25,553

DISTRIBUTORS – 0.1%

Core-Mark Holding Co., Inc.	573	28,724

VOXX International Corp.*	608	5,873

		$34,597

DIVERSIFIED CONSUMER SERVICES – 1.0%

American Public Education, Inc.#, *	735	28,320

Ascent Capital Group, Inc.*	490	31,218

Bridgepoint Education, Inc.#, *	900	9,495

Capella Education Co.*	425	11,611

Career Education Corp.*	3,120	10,795

Carriage Services, Inc.	740	10,345

Coinstar, Inc.#, *	1,388	70,621

Corinthian Colleges, Inc.*	1,641	4,037

Education Management Corp.*	2,850	12,340

Grand Canyon Education, Inc.*	1,914	45,668

Hillenbrand, Inc.	2,020	49,995

K12, Inc.#, *	960	17,722

Lincoln Educational Services Corp.	1,680	9,307

Description	Number of Shares	Value

Matthews International Corp.	1,172	$38,395

Regis Corp.#	2,098	37,240

Sotheby’s	2,692	96,697

Steiner Leisure Ltd.*	605	27,255

Stewart Enterprises, Inc.	2,449	20,204

Strayer Education, Inc.#, *	430	24,467

Universal Technical Institute, Inc.	901	10,181

		$565,913

HOTELS, RESTAURANTS & LEISURE – 3.1%

AFC Enterprises, Inc.*	1,045	30,368

Ameristar Casinos, Inc.	1,655	43,857

Biglari Holdings, Inc.*	40	14,755

BJ’s Restaurants, Inc.*	920	29,412

Bloomin’ Brands, Inc.*	580	10,771

Bluegreen Corp.*	1,090	10,464

Bob Evans Farms, Inc.	1,296	57,374

Boyd Gaming Corp.#, *	3,220	22,572

Bravo Brio Restaurant Group, Inc.*	1,030	15,347

Buffalo Wild Wings, Inc.*	722	53,103

Caesars Entertainment Corp.#, *	1,020	8,211

Carrols Restaurant Group, Inc.*	1,060	6,646

CEC Entertainment, Inc.	928	30,587

Cheesecake Factory, Inc.	2,326	77,130

Churchill Downs, Inc.	582	37,632

Chuy’s Holdings, Inc.*	400	11,352

Cracker Barrel Old Country Store, Inc.	752	48,745

Denny’s Corp.*	3,860	19,532

DineEquity, Inc.*	682	49,963

Domino’s Pizza, Inc.	2,434	113,351

Einstein Noah Restaurant Group, Inc.	704	9,046

Fiesta Restaurant Group, Inc.	1,060	18,879

International Speedway Corp.	1,010	27,684

Interval Leisure Group, Inc.#	1,520	30,096

Isle of Capri Casinos, Inc.*	321	2,257

Jack In The Box, Inc.*	1,786	51,848

Jamba, Inc.*	2,990	7,744

Krispy Kreme Doughnuts, Inc.*	2,440	31,720

Life Time Fitness, Inc.*	1,847	93,698

Marcus Corp.	487	6,477

Marriott Vacations Worldwide Corp.*	1,230	54,587

Monarch Casino & Resort, Inc.*	928	9,614

Morgans Hotel Group Co.*	943	5,083

(Wilmington Small-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

32         PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Multimedia Games Holding Co., Inc.*	1,530	$25,918

Orient-Express Hotels Ltd.*	3,680	42,762

Papa John’s International, Inc.*	836	46,900

Pinnacle Entertainment, Inc.*	2,737	42,560

Red Lion Hotels Corp.#, *	520	3,884

Red Robin Gourmet Burgers, Inc.*	762	28,171

Ruby Tuesday, Inc.*	2,310	17,394

Ruth’s Hospitality Group, Inc.*	610	4,734

Ryman Hospitality Properties#	1,272	50,842

Scientific Games Corp.*	2,380	21,158

SHFL Entertainment, Inc.*	1,870	27,676

Six Flags Entertainment Corp.	1,670	105,110

Sonic Corp.*	2,295	25,612

Speedway Motorsports, Inc.	421	6,888

Texas Roadhouse, Inc.	2,635	46,350

Town Sports International Holdings, Inc.*	980	10,319

Vail Resorts, Inc.	1,440	76,104

WMS Industries, Inc.*	1,960	48,510

		$1,670,797

HOUSEHOLD DURABLES – 1.2%

American Greetings Corp.#	1,367	21,872

Bassett Furniture Industries, Inc.	760	10,579

Beazer Homes USA, Inc.#, *	728	13,701

Blyth, Inc.#	210	2,942

Cavco Industries, Inc.*	395	20,485

CSS Industries, Inc.	28	636

Ethan Allen Interiors, Inc.	956	27,638

Helen of Troy Ltd.*	1,293	46,807

Hooker Furniture Corp.	770	11,627

Hovnanian Enterprises, Inc.#, *	4,463	25,484

iRobot Corp.*	1,300	29,744

KB Home#	3,520	67,126

La-Z-Boy, Inc.	1,836	28,715

Libbey, Inc.*	780	14,648

Lifetime Brands, Inc.	120	1,277

M/I Homes, Inc.*	864	23,535

MDC Holdings, Inc.	1,680	66,058

Meritage Homes Corp.*	1,202	53,176

National Presto Industries, Inc.#	152	11,149

Restoration Hardware Holdings, Inc.*	290	10,440

Ryland Group, Inc.	1,941	77,097

Skullcandy, Inc.*	760	5,001

Standard Pacific Corp.#, *	4,730	39,259

Universal Electronics, Inc.*	648	12,377

Zagg, Inc.#, *	880	6,090

		$627,463

Description	Number of Shares	Value

INTERNET & CATALOG RETAIL – 0.4%

1-800-Flowers.com, Inc.*	572	$2,300

Blue Nile, Inc.#, *	662	22,170

Geeknet, Inc.*	300	4,596

HSN, Inc.	1,570	93,572

Nutrisystem, Inc.	1,229	11,098

Orbitz Worldwide, Inc.*	2,949	8,523

Overstock.com, Inc.#, *	402	5,403

PetMed Express, Inc.#	947	12,349

Shutterfly, Inc.*	1,442	47,701

US Auto Parts Network, Inc.*	1,920	3,629

Vitacost.com, Inc.#, *	1,410	10,194

		$221,535

LEISURE EQUIPMENT & PRODUCTS – 0.7%

Arctic Cat, Inc.*	430	15,540

Black Diamond, Inc.*	940	7,191

Brunswick Corp.	3,781	136,721

Callaway Golf Co.	2,811	18,440

JAKKS Pacific, Inc.#	890	11,623

Johnson Outdoors, Inc.*	120	2,578

LeapFrog Enterprises, Inc.#, *	1,727	15,560

Marine Products Corp.	1,100	6,941

Pool Corp.	2,025	92,786

Smith & Wesson Holding Corp.#, *	2,887	24,828

Steinway Musical Instruments, Inc.*	68	1,512

Sturm Ruger & Co., Inc.#	920	46,708

		$380,428

MEDIA – 1.2%

Arbitron, Inc.	1,214	56,937

Belo Corp.	4,120	34,896

Carmike Cinemas, Inc.*	680	10,846

Central European Media Enterprises Ltd.#, *	1,250	7,388

Cumulus Media, Inc.#, *	3,560	11,570

Digital Domain Media Group, Inc.*	1,470	21

Digital Generation, Inc.#, *	1,047	10,480

Entercom Communications Corp.#, *	1,600	12,704

Entravision Communications Corp.*	540	1,015

EW Scripps Co.*	1,410	15,496

Fisher Communications, Inc.	497	17,634

Global Sources Ltd.*	619	5,076

Harte-Hanks, Inc.	1,636	13,399

Journal Communications, Inc.*	1,100	6,028

LIN TV Corp.*	1,370	14,618

Lions Gate Entertainment Corp.*	3,250	59,540

Live Nation Entertainment, Inc.*	5,176	53,106

Martha Stewart Living Omnimedia*	1,683	4,898

McClatchy Co.#, *	3,460	10,103

(Wilmington Small-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         33

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

MDC Partners, Inc.#	980	$12,475

Meredith Corp.#	1,640	59,466

National CineMedia, Inc.	2,182	33,341

New York Times Co.*	5,960	52,806

Nexstar Broadcasting Group, Inc.	530	7,621

Outdoor Channel Holdings, Inc.*	1,170	9,032

ReachLocal, Inc.*	260	3,411

Reading International, Inc.*	1,510	8,803

Rentrak Corp.*	280	5,734

Saga Communications, Inc.*	230	10,810

Scholastic Corp.	1,106	32,804

Sinclair Broadcast Group, Inc.	2,208	30,426

Valassis Communications, Inc.#	1,760	49,386

World Wrestling Entertainment, Inc.#	1,017	8,706

		$670,576

MULTILINE RETAIL – 0.2%

Bon-Ton Stores, Inc.	340	4,267

Five Below, Inc.*	300	11,100

Fred’s, Inc.	2,032	26,863

Gordmans Stores, Inc.*	160	1,910

Saks, Inc.#, *	3,860	41,727

Tuesday Morning Corp.*	1,800	15,120

		$100,987

SPECIALTY RETAIL – 3.4%

Aeropostale, Inc.*	2,970	40,184

America’s Car-Mart, Inc.*	310	12,344

ANN, Inc.*	2,140	65,998

Asbury Automotive Group, Inc.*	1,274	45,303

Barnes & Noble, Inc.#, *	1,210	16,141

bebestores, Inc.	2,446	10,224

Big 5 Sporting Goods Corp.	472	6,547

Body Central Corp.*	510	4,054

Brown Shoe Co., Inc.	1,775	30,601

Buckle, Inc.#	1,175	54,966

Cabela’s, Inc.*	2,034	104,995

Casual Male Retail Group, Inc.*	2,440	11,200

Cato Corp.	1,093	30,134

Childrens Place Retail Stores, Inc.*	1,108	55,223

Citi Trends, Inc.*	936	12,112

Conn’s, Inc.#, *	676	19,225

Destination Maternity Corp.	930	21,176

Express, Inc.*	3,980	73,152

Finish Line, Inc.	2,254	42,015

Francesca’s Holdings Corp.#, *	1,440	40,896

Genesco, Inc.*	1,071	66,755

Group 1 Automotive, Inc.	1,024	69,366

Haverty Furniture Cos., Inc.	717	12,906

Description	Number of Shares	Value

hhgregg, Inc.#, *	715	$6,063

Hibbett Sports, Inc.*	1,084	57,083

Hot Topic, Inc.	1,461	16,217

Jos A Bank Clothiers, Inc.*	1,180	47,837

Kirkland’s, Inc.*	330	3,818

Lithia Motors, Inc.	820	35,481

Lumber Liquidators Holdings, Inc.*	1,101	65,157

MarineMax, Inc.*	800	9,344

Mattress Firm Holding Corp.*	590	16,544

Men’s Wearhouse, Inc.	2,009	60,973

Monro Muffler Brake, Inc.#	1,322	47,883

New York & Co., Inc.*	2,080	8,133

Office Depot, Inc.*	11,570	50,098

OfficeMax, Inc.	3,650	39,347

Penske Automotive Group, Inc.	1,720	56,622

Pep Boys-Manny Moe & Jack*	1,813	20,179

Pier 1 Imports, Inc.	4,190	90,881

RadioShack Corp.#, *	4,200	13,818

Rent-A-Center, Inc.	2,294	81,850

rue21, Inc.#, *	520	15,449

Select Comfort Corp.*	2,290	50,426

Shoe Carnival, Inc.	553	11,320

Sonic Automotive, Inc.	1,698	41,210

Stage Stores, Inc.	1,088	24,861

Stein Mart, Inc.	680	5,739

Systemax, Inc.*	272	2,663

Tilly’s, Inc.*	710	10,522

Vitamin Shoppe, Inc.*	1,270	77,572

West Marine, Inc.*	60	719

Wet Seal, Inc.*	5,056	14,157

Zumiez, Inc.#, *	673	14,200

		$1,841,683

TEXTILES, APPAREL & LUXURY GOODS – 1.7%

Cherokee, Inc.	150	2,119

Columbia Sportswear Co.#	463	23,655

Crocs, Inc.*	3,480	51,713

Culp, Inc.	640	11,200

Delta Apparel, Inc.*	60	867

Fifth & Pacific Cos., Inc.*	4,740	71,574

G-III Apparel Group Ltd.*	727	26,092

Iconix Brand Group, Inc.*	3,145	75,637

Jones Group, Inc.#	3,610	43,320

K-Swiss, Inc.*	2,058	9,693

Maidenform Brands, Inc.*	929	18,032

Movado Group, Inc.	715	26,140

Oxford Industries, Inc.	640	31,603

(Wilmington Small-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

34         PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Perry Ellis International, Inc.*	617	$11,908

Quiksilver, Inc.*	4,760	31,130

Skechers U.S.A., Inc.*	1,623	30,837

Steven Madden Ltd.*	1,676	77,230

True Religion Apparel, Inc.	987	23,402

Tumi Holdings, Inc.#, *	1,020	22,940

Unifi, Inc.*	926	12,501

UniFirst Corp.	578	47,246

Vera Bradley, Inc.#, *	730	18,462

Warnaco Group, Inc.*	1,691	123,798

Weyco Group, Inc.	591	13,463

Wolverine World Wide, Inc.#	2,056	88,408

		$892,970

TOTAL CONSUMER DISCRETIONARY		$7,509,962

CONSUMER STAPLES – 3.4%

BEVERAGES – 0.2%

Boston Beer Co., Inc.#, *	355	49,821

Central European Distribution Corp.#, *	1,400	3,010

Coca-Cola Bottling Co. Consolidated	261	16,895

Heckmann Corp.#, *	5,830	22,387

National Beverage Corp.*	510	7,043

		$99,156

FOOD & STAPLES RETAILING – 1.1%

Andersons, Inc.	645	30,412

Annie’s, Inc.*	290	10,399

Arden Group, Inc.	53	4,961

Boulder Brands, Inc.*	2,639	35,442

Casey’s General Stores, Inc.	1,576	86,254

Chefs’ Warehouse, Inc.*	570	9,456

Harris Teeter Supermarkets, Inc.	1,720	71,363

Ingles Markets, Inc.	1,040	19,958

Nash Finch Co.	628	13,044

Pantry, Inc.*	980	12,250

Pricesmart, Inc.	806	62,070

Rite Aid Corp.*	26,620	42,592

Spartan Stores, Inc.	829	13,463

SUPERVALU, Inc.#, *	8,100	31,671

Susser Holdings Corp.*	331	13,856

United Natural Foods, Inc.*	2,047	110,497

Village Super Market, Inc.	220	7,038

Weis Markets, Inc.	510	20,533

		$595,259

FOOD PRODUCTS – 1.4%

Alico, Inc.	260	11,328

B&G Foods, Inc.	2,216	70,247

Calavo Growers, Inc.#	307	7,647

Description	Number of Shares	Value

Cal-Maine Foods, Inc.	642	$26,759

Chiquita Brands International, Inc.*	2,481	18,235

Darling International, Inc.*	4,717	79,576

Diamond Foods, Inc.#, *	995	14,209

Dole Food Co., Inc.#, *	1,170	13,034

Farmer Bros Co.*	388	5,215

Fresh Del Monte Produce, Inc.	1,829	48,194

Griffin Land & Nurseries, Inc.	246	7,405

Hain Celestial Group, Inc.*	1,623	92,495

Harbinger Group, Inc.*	1,500	12,300

J&J Snack Foods Corp.	574	39,118

John B Sanfilippo & Son, Inc.	590	10,874

Lancaster Colony Corp.	822	58,740

Limoneira Co.	180	3,915

Omega Protein Corp.*	550	3,801

Pilgrim’s Pride Corp.*	1,960	16,562

Post Holdings, Inc.	1,180	44,828

Sanderson Farms, Inc.#	881	44,473

Seneca Foods Corp.*	420	12,604

Snyders-Lance, Inc.	1,681	42,748

Synutra International, Inc.#, *	429	1,905

Tootsie Roll Industries, Inc.#	797	21,599

TreeHouse Foods, Inc.*	1,552	82,147

		$789,958

HOUSEHOLD PRODUCTS – 0.2%

Central Garden and Pet Co.*	1,854	17,835

Oil-Dri Corp. of America	160	4,440

Orchids Paper Products Co.	480	10,526

Spectrum Brands Holdings, Inc.	1,030	52,159

WD-40 Co.	674	36,005

		$120,965

PERSONAL PRODUCTS – 0.3%

Elizabeth Arden, Inc.*	1,137	43,672

Female Health Co.	1,410	10,801

Inter Parfums, Inc.	418	9,075

Medifast, Inc.*	440	10,793

Nature’s Sunshine Products, Inc.	380	5,480

Nutraceutical International Corp.*	460	8,087

Prestige Brands Holdings, Inc.*	2,007	43,050

Revlon, Inc.*	160	2,520

USANA Health Sciences, Inc.#, *	195	6,913

		$140,391

TOBACCO – 0.2%

Alliance One International, Inc.*	3,972	14,379

Star Scientific, Inc.*	4,009	8,419

Universal Corp.#	892	48,507

(Wilmington Small-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         35

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Vector Group Ltd.#	2,167	$33,675

		$104,980

TOTAL CONSUMER STAPLES		$1,850,709

ENERGY – 5.8%

ENERGY EQUIPMENT & SERVICES – 1.9%

Basic Energy Services, Inc.#, *	1,152	14,895

Bristow Group, Inc.	1,491	84,957

C&J Energy Services, Inc.#, *	1,630	37,343

Cal Dive International, Inc.*	3,789	7,199

Dawson Geophysical Co.*	343	9,165

Dril-Quip, Inc.*	1,598	129,582

Exterran Holdings, Inc.*	2,630	61,121

Forbes Energy Services Ltd.*	3,210	7,479

Geospace Technologies Corp.*	522	47,064

Global Geophysical Services, Inc.*	490	1,872

Gulf Island Fabrication, Inc.	463	10,751

Gulfmark Offshore, Inc.	1,061	36,880

Helix Energy Solutions Group, Inc.*	3,720	88,238

Hercules Offshore, Inc.*	6,490	42,704

Hornbeck Offshore Services, Inc.*	1,538	56,614

ION Geophysical Corp.*	5,947	40,440

Key Energy Services, Inc.*	6,350	51,625

Lufkin Industries, Inc.	1,300	75,283

Matrix Service Co.*	1,613	23,034

Mitcham Industries, Inc.*	240	3,557

Natural Gas Services Group, Inc.*	704	12,806

Newpark Resources, Inc.*	3,962	34,152

Parker Drilling Co.*	5,454	30,651

PHI, Inc.*	455	15,056

Pioneer Energy Services Corp.*	2,798	21,209

RigNet, Inc.*	480	10,282

Tesco Corp.*	1,580	19,102

TETRA Technologies, Inc.*	3,930	33,405

TGC Industries, Inc.	1,200	10,920

Vantage Drilling Co.*	7,810	14,605

Willbros Group, Inc.*	1,368	8,947

		$1,040,938

OIL, GAS & CONSUMABLE FUELS – 3.9%

Abraxas Petroleum Corp.#, *	4,480	9,632

Alon USA Energy, Inc.	624	12,243

Amyris, Inc.*	990	3,010

Apco Oil And Gas International, Inc.#, *	480	6,254

Approach Resources, Inc.#, *	1,430	38,024

Arch Coal, Inc.#	8,290	59,025

ATP Oil & Gas Corp.*	2,852	220

Description	Number of Shares	Value

Berry Petroleum Co.	2,194	$80,783

Bill Barrett Corp.*	1,895	30,263

Bonanza Creek Energy, Inc.#	360	11,117

BPZ Resources, Inc.*	4,853	15,287

Callon Petroleum Co.*	1,680	8,652

Carrizo Oil & Gas, Inc.*	1,576	33,852

Clayton Williams Energy, Inc.#, *	313	12,473

Clean Energy Fuels Corp.#, *	2,459	31,500

Cloud Peak Energy, Inc.*	2,420	42,374

Comstock Resources, Inc.*	1,730	25,241

Contango Oil & Gas Co.*	649	27,862

Crimson Exploration, Inc.*	110	337

Crosstex Energy, Inc.	1,773	29,964

CVR Energy, Inc.	746	43,827

Delek US Holdings, Inc.	552	18,751

Diamondback Energy, Inc.*	470	10,537

Emerald Oil, Inc.*	77	458

Endeavour International Corp.#, *	1,533	8,340

Energy XXI Bermuda Ltd.	3,250	101,790

EPL Oil & Gas, Inc.*	1,010	24,705

Evolution Petroleum Corp.#, *	1,160	10,916

Forest Oil Corp.*	4,600	32,016

Forum Energy Technologies, Inc.#, *	800	20,408

Frontline Ltd.#, *	2,000	6,940

FX Energy, Inc.*	2,593	10,346

GasLog Ltd.	1,180	15,010

Gastar Exploration Ltd.*	1,490	1,624

Gevo, Inc.#, *	1,380	3,174

Goodrich Petroleum Corp.#, *	1,285	12,773

Green Plains Renewable Energy, Inc.*	1,390	10,856

Gulfport Energy Corp.*	2,320	95,746

Halcon Resources Corp.*	4,031	30,797

Harvest Natural Resources, Inc.#, *	1,209	11,220

Isramco, Inc.#, *	40	4,070

KiOR, Inc.#, *	1,360	7,480

Knightsbridge Tankers Ltd.	863	5,765

Kodiak Oil & Gas Corp.*	10,610	97,612

Magnum Hunter Resources Corp.#, *	5,310	21,452

McMoRan Exploration Co.*	4,528	71,588

Midstates Petroleum Co., Inc.	1,460	10,366

Miller Energy Resources, Inc.*	540	2,176

Nordic American Tankers Ltd.#	2,278	19,682

Northern Oil and Gas, Inc.#, *	2,470	40,854

Oasis Petroleum, Inc.*	3,300	118,404

Panhandle Oil and Gas, Inc.	586	16,754

Patriot Coal Corp.*	3,730	343

PDC Energy, Inc.*	1,299	48,102

Penn Virginia Corp.*	3,564	15,290

(Wilmington Small-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

36         PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Petroquest Energy, Inc.*	3,153	$16,206

Quicksilver Resources, Inc.#, *	4,970	13,618

Rentech, Inc.*	8,010	24,591

Resolute Energy Corp.*	1,490	12,680

REX American Resources Corp.*	200	4,368

Rex Energy Corp.*	1,345	17,660

Rosetta Resources, Inc.*	2,208	117,068

Sanchez Energy Corp.#, *	460	9,191

Scorpio Tankers, Inc.*	2,520	21,244

SemGroup Corp.*	1,780	76,825

Ship Finance International Ltd.#	1,803	30,399

Solazyme, Inc.#, *	1,820	14,287

Stone Energy Corp.*	1,904	42,840

Swift Energy Co.*	1,456	21,942

Synergy Resources Corp.*	1,650	10,230

Targa Resources Corp.	1,220	73,639

Teekay Tankers Ltd.#, *	2,738	7,831

Triangle Petroleum Corp.*	1,410	8,869

Uranerz Energy Corp.*	1,910	2,808

Uranium Energy Corp.#, *	3,940	8,865

Vaalco Energy, Inc.*	2,387	20,266

W&T Offshore, Inc.	1,210	21,296

Warren Resources, Inc.*	2,940	8,908

Western Refining, Inc.#	2,465	82,898

Westmoreland Coal Co.*	140	1,406

		$2,098,220

TOTAL ENERGY		$3,139,158

FINANCIALS – 22.2%

CAPITAL MARKETS - 2.6%

Apollo Investment Corp.	8,972	80,748

Arlington Asset Investment Corp.	830	19,397

Artio Global Investors, Inc.	2,080	4,098

BGC Partners, Inc.	4,390	17,516

BlackRock Kelso Capital Corp.	2,550	27,208

Calamos Asset Management, Inc.	1,585	16,516

Capital Southwest Corp.	102	11,001

Cohen & Steers, Inc.#	873	28,713

Cowen Group, Inc.*	5,765	15,335

Diamond Hill Investment Group, Inc.*	160	11,574

Duff & Phelps Corp.	1,094	17,384

Epoch Holding Corp.	940	26,320

Evercore Partners, Inc.	1,103	42,267

FBR & Co.*	350	1,389

Fidus Investment Corp.	570	10,220

Fifth Street Finance Corp.	4,346	47,154

Financial Engines, Inc.#, *	2,000	66,520

Description	Number of Shares	Value

FXCM, Inc.#	1,730	$20,743

GAMCO Investors, Inc.	202	11,383

GFI Group, Inc.	2,191	7,449

Gladstone Capital Corp.	1,822	16,544

Gladstone Investment Corp.	1,707	12,751

Golub Capital BDC, Inc.	630	10,143

Greenhill & Co., Inc.	1,190	70,091

GSV Capital Corp.#, *	1,170	10,003

Harris & Harris Group, Inc.*	2,760	10,460

Hercules Technology Growth Capital, Inc.	1,537	18,798

HFF, Inc.*	1,900	33,136

Horizon Technology Finance Corp.	850	13,064

ICG Group, Inc.*	1,734	20,808

INTL. FCStone, Inc.#, *	476	8,340

Investment Technology Group, Inc.*	1,670	16,900

JMP Group, Inc.	900	5,940

KBW, Inc.	1,343	21,313

KCAP Financial, Inc.#	1,700	17,578

Knight Capital Group, Inc.*	7,622	28,354

Ladenburg Thalmann Financial Services, Inc.*	5,250	6,458

Main Street Capital Corp.#	1,315	41,856

Manning & Napier, Inc.	1,080	15,228

MCG Capital Corp.	4,950	22,820

Medley Capital Corp.	860	13,072

MVC Capital, Inc.	764	9,298

New Mountain Finance Corp.	1,090	16,350

NGP Capital Resources Co.	187	1,361

Oppenheimer Holdings, Inc.	850	14,459

PennantPark Investment Corp.	2,320	25,938

Piper Jaffray Cos.*	470	18,203

Prospect Capital Corp.#	7,809	88,086

Pzena Investment Management, Inc.	715	4,168

Safeguard Scientifics, Inc.*	1,135	17,524

Solar Capital Ltd.	1,880	47,508

Solar Senior Capital Ltd.	60	1,118

Stifel Financial Corp.*	2,329	85,824

SWS Group, Inc.*	1,777	11,710

TCP Capital Corp.	800	11,864

Teton Advisors, Inc.#,††	10	178

THL Credit, Inc.	70	1,044

TICC Capital Corp.	2,129	22,738

Triangle Capital Corp.#	1,056	28,765

Virtus Investment Partners, Inc.*	243	36,209

Walter Investment Management Corp.*	1,392	62,376

Westwood Holdings Group, Inc.	210	8,828

WisdomTree Investments, Inc.*	2,650	22,923

		$1,433,064

(Wilmington Small-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         37

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

COMMERCIAL BANKS – 6.3%

1st Source Corp.	618	$13,967

1st United Bancorp, Inc.*	740	4,751

Alliance Financial Corp.	240	10,706

American National Bankshares, Inc.	490	9,918

Ameris Bancorp*	830	11,006

Ames National Corp.#	11	241

Arrow Financial Corp.#	464	11,322

Bancfirst Corp.	134	5,481

Banco Latinoamericano de Exportaciones SA	1,034	23,989

Bancorp, Inc.*	1,510	17,788

BancorpSouth, Inc.	3,520	51,040

Bank of Kentucky Financial Corp.	370	9,712

Bank of Marin Bancorp	310	12,167

Bank of The Ozarks, Inc.	1,132	41,114

Banner Corp.	740	22,348

Bar Harbor Bankshares	400	14,120

BBCN Bancorp, Inc.	3,531	42,690

Boston Private Financial Holdings, Inc.	2,458	22,736

Bridge Bancorp, Inc.	570	11,651

Bridge Capital Holdings*	300	4,707

Bryn Mawr Bank Corp.	475	10,991

C&F Financial Corp.	250	10,160

Camden National Corp.	263	8,876

Cape Bancorp, Inc.	640	5,818

Capital City Bank Group, Inc.*	951	10,651

Cardinal Financial Corp.	1,330	21,732

Cathay General Bancorp	3,252	63,121

Center Bancorp, Inc.	130	1,557

Centerstate Banks, Inc.	926	8,195

Central Pacific Financial Corp.*	800	12,888

Chemical Financial Corp.	1,188	28,880

Citizens & Northern Corp.	831	16,537

Citizens Republic Bancorp, Inc.*	1,450	29,609

City Holding Co.#	472	17,837

CNB Financial Corp.	910	15,461

CoBiz Financial, Inc.	1,980	16,157

Columbia Banking System, Inc.	1,699	34,320

Community Bank System, Inc.	1,844	52,370

Community Trust Bancorp, Inc.	508	17,125

CVB Financial Corp.	3,174	34,914

Eagle Bancorp, Inc.*	670	15,115

Enterprise Bancorp, Inc.	60	1,034

Enterprise Financial Services Corp.	753	10,098

Fidelity Southern Corp.*	960	10,737

Financial Institutions, Inc.	873	17,539

Description	Number of Shares	Value

First BanCorp*	3,400	$17,442

First Bancorp	1,095	13,906

First Bancorp, Inc.	439	7,270

First Busey Corp.	4,791	21,751

First California Financial Group, Inc.*	1,340	10,747

First Commonwealth Financial Corp.	4,586	32,423

First Community Bancshares, Inc.	501	7,991

First Connecticut Bancorp, Inc.	1,340	18,840

First Financial Bancorp	2,325	35,549

First Financial Bankshares, Inc.#	1,241	50,955

First Financial Corp.	495	14,934

First Interstate Bancsystem, Inc.	530	9,132

First Merchants Corp.	955	14,373

First Midwest Bancorp, Inc.	2,721	34,475

First of Long Island Corp.	220	6,415

FirstMerit Corp.#	4,183	63,707

FNB Corp.	5,506	63,815

FNB United Corp.#, *	780	8,596

German American Bancorp, Inc.	400	8,932

Glacier Bancorp, Inc.	2,981	46,444

Great Southern Bancorp, Inc.	490	12,181

Hancock Holding Co.#	3,218	97,248

Hanmi Financial Corp.*	1,480	24,346

Heartland Financial USA, Inc.	593	14,048

Heritage Financial Corp.	820	11,587

Home BancShares, Inc.	762	26,457

HomeStreet, Inc.*	390	9,836

Hudson Valley Holding Corp.	312	4,774

Iberiabank Corp.	1,274	65,598

Independent Bank Corp.	736	22,809

International Bancshares Corp.	2,182	42,658

Investors Bancorp, Inc.	1,871	33,023

Lakeland Bancorp, Inc.	1,692	16,497

Lakeland Financial Corp.	515	12,587

MainSource Financial Group, Inc.	979	13,510

MB Financial, Inc.	2,155	48,207

Mercantile Bank Corp.	620	10,230

Merchants Bancshares, Inc.	290	8,213

Metro Bancorp, Inc.*	572	8,986

MetroCorp Bancshares, Inc.*	900	9,072

MidSouth Bancorp, Inc.	820	12,349

MidWestOne Financial Group, Inc.	480	11,472

National Bankshares, Inc.#	200	6,768

National Penn Bancshares, Inc.	5,401	52,660

NBT Bancorp, Inc.	1,698	35,217

Northrim BanCorp, Inc.	580	12,632

Old National Bancorp	4,141	55,324

OmniAmerican Bancorp, Inc.*	740	18,359

(Wilmington Small-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

38         PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Oriental Financial Group, Inc.	2,334	$33,540

Pacific Continental Corp.	1,340	14,727

PacWest Bancorp	1,289	35,422

Park National Corp.#	438	28,667

Park Sterling Corp.*	1,300	7,384

Penns Woods Bancorp, Inc.#	160	6,414

Peoples Bancorp, Inc.	596	12,933

Pinnacle Financial Partners, Inc.*	1,271	27,288

Preferred Bank*	650	9,770

PrivateBancorp, Inc.	2,790	47,904

Prosperity Bancshares, Inc.	1,905	85,935

Renasant Corp.	1,001	19,469

Republic Bancorp, Inc.	197	4,427

S&T Bancorp, Inc.	1,310	24,156

Sandy Spring Bancorp, Inc.	1,187	23,562

SCBT Financial Corp.	630	26,523

Sierra Bancorp	516	6,429

Simmons First National Corp.	656	16,748

Southside Bancshares, Inc.#	846	17,884

Southwest Bancorp, Inc.*	1,132	14,501

State Bank Financial Corp.	1,440	22,982

StellarOne Corp.	1,393	20,825

Sterling Bancorp	1,237	11,863

Sterling Financial Corp.	1,230	26,556

Suffolk Bancorp*	854	11,811

Sun Bancorp, Inc.*	1,460	5,052

Susquehanna Bancshares, Inc.	7,992	91,269

SY Bancorp, Inc.	530	11,983

Taylor Capital Group, Inc.#, *	730	12,666

Texas Capital Bancshares, Inc.*	1,588	65,743

Tompkins Financial Corp.	380	15,546

TowneBank	1,051	15,944

Trico Bancshares	273	4,499

Trustmark Corp.	2,518	58,241

UMB Financial Corp.	1,414	62,598

Umpqua Holdings Corp.	4,706	59,484

Union First Market Bankshares Corp.	1,079	18,861

United Bankshares, Inc.#	2,114	53,886

United Community Banks, Inc.*	1,924	20,183

Univest Corp. of Pennsylvania	553	9,335

Virginia Commerce Bancorp, Inc.*	1,480	19,447

Washington Banking Co.	920	12,963

Washington Trust Bancorp, Inc.	576	15,183

Webster Financial Corp.	2,560	56,960

WesBanco, Inc.	1,306	30,286

West Bancorporation, Inc.	1,097	12,144

West Coast Bancorp	758	17,980

Westamerica Bancorporation#	1,303	57,879

Description	Number of Shares	Value

Western Alliance Bancorp*	2,831	$34,821

Wilshire Bancorp, Inc.*	1,900	11,666

Wintrust Financial Corp.#	1,573	58,311

		$3,388,171

CONSUMER FINANCE – 0.7%

Cardtronics, Inc.*	2,020	52,298

Cash America International, Inc.	1,196	57,300

Credit Acceptance Corp.*	298	29,672

DFC Global Corp.*	1,798	34,629

Ezcorp, Inc.*	2,169	48,152

First Cash Financial Services, Inc.*	1,189	63,386

First Marblehead Corp.*	5,080	4,931

Green Dot Corp.#, *	1,050	14,070

Nelnet, Inc.	922	28,056

Netspend Holdings, Inc.#, *	1,090	11,816

World Acceptance Corp.#, *	464	35,983

		$380,293

DIVERSIFIED FINANCIAL SERVICES – 0.5%

California First National Bancorp	150	2,430

Encore Capital Group, Inc.*	985	29,639

MarketAxess Holdings, Inc.	1,547	58,492

Marlin Business Services Corp.	480	10,560

Medallion Financial Corp.	1,311	16,768

NewStar Financial, Inc.*	924	13,176

PHH Corp.*	2,347	51,352

PICO Holdings, Inc.*	640	13,459

Portfolio Recovery Associates, Inc.*	729	77,967

		$273,843

INSURANCE – 2.5%

Alterra Capital Holdings Ltd.	3,335	101,617

American Equity Investment Life Holding Co.	2,613	35,223

American Safety Insurance Holdings Ltd.*	877	17,522

AMERISAFE, Inc.*	672	19,246

Amtrust Financial Services, Inc.#	1,166	38,758

Argo Group International Holdings Ltd.	1,251	45,149

Baldwin & Lyons, Inc.	492	12,152

Citizens, Inc.#, *	1,797	17,988

CNO Financial Group, Inc.	8,140	83,598

Crawford & Co.	1,767	12,846

Donegal Group, Inc.	940	12,361

eHealth, Inc.*	804	19,593

Employers Holdings, Inc.	1,347	28,705

Enstar Group Ltd.*	309	38,026

FBL Financial Group, Inc.	573	20,015

First American Financial Corp.	4,450	106,310

Global Indemnity PLC*	524	11,062

(Wilmington Small-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         39

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Greenlight Capital Re Ltd.*	1,060	$25,493

Hallmark Financial Services*	7	63

Hilltop Holdings, Inc.*	1,261	16,570

Homeowners Choice, Inc.#	430	9,718

Horace Mann Educators Corp.	1,504	32,697

Infinity Property & Casualty Corp.	468	27,832

Kansas City Life Insurance Co.	370	14,334

Maiden Holdings Ltd.	1,932	19,648

Meadowbrook Insurance Group, Inc.	2,035	12,759

Montpelier Re Holdings Ltd.	1,874	45,688

National Financial Partners Corp.*	1,760	30,994

National Interstate Corp.	519	15,830

National Western Life Insurance Co.	85	13,889

Navigators Group, Inc.*	426	23,102

OneBeacon Insurance Group Ltd.	1,090	14,889

Phoenix Cos., Inc.*	201	5,463

Platinum Underwriters Holdings Ltd.	1,430	69,684

Primerica, Inc.	2,020	66,418

RLI Corp.	826	57,002

Safety Insurance Group, Inc.	684	32,839

SeaBright Holdings, Inc.	874	9,693

Selective Insurance Group, Inc.	1,943	39,851

State Auto Financial Corp.	638	9,710

Stewart Information Services Corp.	849	22,549

Symetra Financial Corp.	3,170	44,222

Tower Group, Inc.	1,837	35,454

United Fire Group, Inc.	795	18,436

Universal Insurance Holdings, Inc.	2,460	11,168

Validus Holdings Ltd.	218	7,937

		$1,354,103

REAL ESTATE INVESTMENT TRUSTS – 7.7%

Acadia Realty Trust	2,105	55,025

AG Mortgage Investment Trust, Inc.	1,090	27,686

Agree Realty Corp.	479	13,584

Alexander’s, Inc.	96	31,955

American Assets Trust, Inc.	1,440	41,616

American Capital Mortgage Investment Corp.	1,630	42,510

Anworth Mortgage Asset Corp.	6,761	42,324

Apollo Commercial Real Estate Finance, Inc.	980	17,111

Apollo Residential Mortgage, Inc.	1,180	26,715

ARMOUR Residential REIT, Inc.#	11,580	83,144

Ashford Hospitality Trust, Inc.	2,440	28,280

Associated Estates Realty Corp.	2,294	37,048

Campus Crest Communities, Inc.	1,420	17,154

CapLease, Inc.	3,781	21,892

Capstead Mortgage Corp.	4,300	53,234

Description	Number of Shares	Value

Cedar Realty Trust, Inc.	1,766	$9,731

Chatham Lodging Trust	360	5,670

Chesapeake Lodging Trust	1,770	37,789

Colonial Properties Trust	3,563	78,065

Colony Financial, Inc.	1,990	42,825

Coresite Realty Corp.	820	24,190

Cousins Properties, Inc.	3,647	32,458

CreXus Investment Corp.	2,950	39,206

CubeSmart	5,224	79,666

CYS Investments, Inc.#	7,300	94,900

DCT Industrial Trust, Inc.#	10,585	74,730

DiamondRock Hospitality Co.	7,307	66,640

DuPont Fabros Technology, Inc.	2,465	58,273

Dynex Capital, Inc.	2,800	28,308

EastGroup Properties, Inc.	1,254	70,274

Education Realty Trust, Inc.	3,761	40,431

EPR Properties	1,629	76,335

Equity One, Inc.	2,172	49,109

Excel Trust, Inc.	1,680	21,134

FelCor Lodging Trust, Inc.*	4,680	25,178

First Industrial Realty Trust, Inc.*	3,662	57,384

First Potomac Realty Trust	1,574	21,564

Franklin Street Properties Corp.	2,857	37,141

Getty Realty Corp.#	827	15,614

Gladstone Commercial Corp.#	440	8,144

Glimcher Realty Trust	5,605	62,328

Government Properties Income Trust#	1,840	45,724

Healthcare Realty Trust, Inc.	3,516	89,588

Hersha Hospitality Trust	6,938	36,633

Highwoods Properties, Inc.	3,345	120,420

Inland Real Estate Corp.	3,105	28,193

Invesco Mortgage Capital, Inc.	4,590	99,603

Investors Real Estate Trust	4,577	42,841

iStar Financial, Inc.#, *	4,300	41,667

Kite Realty Group Trust	2,600	15,730

LaSalle Hotel Properties	2,981	81,381

Lexington Realty Trust	5,141	56,551

LTC Properties, Inc.	1,142	42,528

Medical Properties Trust, Inc.	6,005	80,767

Mission West Properties Escrow*	1,655	—

Monmouth Real Estate Investment Corp.	1,802	19,570

National Health Investors, Inc.#	1,084	68,997

New York Mortgage Trust, Inc.#	2,570	17,990

NorthStar Realty Finance Corp.	6,170	48,126

Omega Healthcare Investors, Inc.#	4,615	117,959

One Liberty Properties, Inc.	450	9,936

Parkway Properties, Inc.	639	10,122

Pebblebrook Hotel Trust	2,350	58,539

(Wilmington Small-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

40         PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Pennsylvania Real Estate Investment Trust	2,201	$40,586

PennyMac Mortgage Investment Trust	2,450	65,170

Potlatch Corp.	1,751	75,976

PS Business Parks, Inc.	739	52,735

RAIT Financial Trust#	2,807	19,340

Ramco-Gershenson Properties Trust	1,564	23,648

Redwood Trust, Inc.#	3,309	63,202

Resource Capital Corp.	5,372	33,414

Retail Opportunity Investments Corp.#	2,270	29,624

RLJ Lodging Trust	4,180	87,404

Rouse Properties, Inc.#	760	13,878

Sabra Health Care REIT, Inc.	1,673	41,976

Saul Centers, Inc.	438	18,725

Select Income REIT	420	10,571

Sovran Self Storage, Inc.	1,207	78,745

Spirit Realty Capital, Inc.	1,120	21,795

STAG Industrial, Inc.	1,360	26,819

Starwood Property Trust, Inc.	5,560	142,558

Strategic Hotels & Resorts, Inc.*	7,160	52,340

Summit Hotel Properties, Inc.	1,570	14,428

Sun Communities, Inc.	1,221	52,442

Sunstone Hotel Investors, Inc.*	5,304	61,367

Terreno Realty Corp.	770	12,859

Two Harbors Investment Corp.	12,590	156,368

UMH Properties, Inc.	410	4,244

Universal Health Realty Income Trust	597	32,913

Urstadt Biddle Properties, Inc.	1,065	21,556

Washington Real Estate Investment Trust	2,692	76,668

Western Asset Mortgage Capital Corp.	480	10,392

Whitestone REIT#	550	7,810

Winthrop Realty Trust	1,120	13,384

		$4,192,167

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.3%

AV Homes, Inc.*	512	7,624

Consolidated-Tomoka Land Co.	290	10,437

Forestar Group, Inc.*	1,588	30,220

Hudson Pacific Properties, Inc.	1,540	33,002

Kennedy-Wilson Holdings, Inc.	1,760	26,382

Tejon Ranch Co.*	798	24,387

Thomas Properties Group, Inc.	1,940	9,991

Zillow, Inc.#, *	60	2,270

		$144,313

THRIFTS & MORTGAGE FINANCE – 1.6%

Astoria Financial Corp.	3,800	37,012

Bank Mutual Corp.	1,431	7,341

BankFinancial Corp.	1,681	12,692

Description	Number of Shares	Value

Beneficial Mutual Bancorp, Inc.*	1,250	$11,700

Berkshire Hills Bancorp, Inc.	1,221	29,548

Bofi Holding, Inc.*	650	20,774

Brookline Bancorp, Inc.	2,308	20,333

Charter Financial Corp.#	1,160	13,178

Clifton Savings Bancorp, Inc.	1,090	12,688

Dime Community Bancshares, Inc.	1,113	15,371

Doral Financial Corp.*	3,288	2,167

ESB Financial Corp.	360	5,018

ESSA Bancorp, Inc.	510	5,615

EverBank Financial Corp.	640	9,338

Federal Agricultural Mortgage Corp.	470	16,126

First Financial Holdings, Inc.	854	12,938

First Pactrust Bancorp, Inc.#	500	5,880

Flushing Financial Corp.	1,364	21,606

Fox Chase Bancorp, Inc.	980	16,866

Franklin Financial Corp.*	620	10,745

Home Federal Bancorp, Inc.	653	8,398

Home Loan Servicing Solutions Ltd.	1,000	21,740

HomeTrust Bancshares, Inc.*	1,540	22,253

Kearny Financial Corp.*	19	192

Meridian Interstate Bancorp, Inc.*	220	3,846

MGIC Investment Corp.#, *	8,720	24,242

Nationstar Mortgage Holdings, Inc.#, *	730	26,346

Northfield Bancorp, Inc.#	625	6,994

Northwest Bancshares, Inc.	4,068	49,630

OceanFirst Financial Corp.	48	681

Ocwen Financial Corp.*	4,386	170,922

Oritani Financial Corp.	1,940	29,372

Provident Financial Holdings, Inc.	550	9,152

Provident Financial Services, Inc.	2,415	35,814

Provident New York Bancorp	1,054	9,412

Radian Group, Inc.#	4,826	31,031

Rockville Financial, Inc.	672	8,655

Roma Financial Corp.	100	1,508

Simplicity Bancorp, Inc.	670	9,661

Territorial Bancorp, Inc.	730	16,724

TrustCo Bank Corp.	4,460	23,593

United Financial Bancorp, Inc.	380	5,689

ViewPoint Financial Group, Inc.	1,181	24,978

Walker & Dunlop, Inc.*	510	10,955

Westfield Financial, Inc.	854	6,439

WSFS Financial Corp.	158	7,184

		$852,347

TOTAL FINANCIALS		$12,018,301

HEALTH CARE – 12.0%

(Wilmington Small-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         41

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

BIOTECHNOLOGY – 3.7%

Achillion Pharmaceuticals, Inc.*	2,150	$19,307

Acorda Therapeutics, Inc.*	1,733	50,049

Affymax, Inc.*	1,875	35,269

Alkermes PLC*	4,933	113,706

Allos Therapeutics, Inc.	4,008	—

Alnylam Pharmaceuticals, Inc.*	2,030	48,984

AMAG Pharmaceuticals, Inc.*	1,020	16,269

Amicus Therapeutics, Inc.*	90	342

Anacor Pharmaceuticals, Inc.*	50	199

Arena Pharmaceuticals, Inc.#,*	9,430	79,589

Arqule, Inc.*	3,040	7,691

Array BioPharma, Inc.*	6,243	23,536

Astex Pharmaceuticals*	2,500	8,375

AVEO Pharmaceuticals, Inc.#,*	1,390	10,995

BioCryst Pharmaceuticals, Inc.*	1,130	1,831

Biospecifics Technologies Corp.*	150	2,287

Biotime, Inc.#,*	260	1,196

Celldex Therapeutics, Inc.#,*	2,213	16,509

Cepheid, Inc.*	2,577	93,339

Clovis Oncology, Inc.#,*	530	10,462

Codexis, Inc.#,*	770	1,825

Coronado Biosciences, Inc.*	1,460	10,716

Cubist Pharmaceuticals, Inc.*	2,652	114,142

Curis, Inc.#,*	2,950	9,381

Cytori Therapeutics, Inc.#,*	2,187	5,992

Dendreon Corp.#,*	5,770	33,928

Dyax Corp.*	2,921	9,289

Dynavax Technologies Corp.#,*	6,770	20,919

Emergent Biosolutions, Inc.*	991	15,906

Enzon Pharmaceuticals, Inc.*	1,860	9,207

Exact Sciences Corp.*	2,520	27,770

Exelixis, Inc.#,*	8,152	37,988

Genomic Health, Inc.*	750	21,037

Geron Corp.*	6,027	9,523

GTx, Inc.#,*	350	1,750

Halozyme Therapeutics, Inc.*	3,951	26,432

Idenix Pharmaceuticals, Inc.#,*	3,412	16,207

Immunogen, Inc.#,*	3,418	48,946

Immunomedics, Inc.#,*	2,800	8,092

Infinity Pharmaceuticals, Inc.#,*	1,290	44,440

InterMune, Inc.#,*	2,626	25,866

Ironwood Pharmaceuticals, Inc.#,*	3,380	43,332

Isis Pharmaceuticals, Inc.#,*	4,452	64,688

Keryx Biopharmaceuticals, Inc.#,*	2,860	25,969

Lexicon Pharmaceuticals, Inc.*	9,060	19,298

Description	Number of Shares	Value

Ligand Pharmaceuticals, Inc.*	655	$13,166

MannKind Corp.#,*	2,707	6,551

Maxygen, Inc.*	196	480

Momenta Pharmaceuticals, Inc.*	2,030	25,598

Neurocrine Biosciences, Inc.*	2,837	25,703

NewLink Genetics Corp.#,*	470	5,570

Novavax, Inc.#,*	5,063	9,063

NPS Pharmaceuticals, Inc.*	3,352	29,632

Omeros Corp.#,*	1,000	5,460

OncoGenex Pharmaceutical, Inc.#,*	270	3,553

Oncothyreon, Inc.*	2,180	4,316

Opko Health, Inc.#,*	5,020	32,228

Orexigen Therapeutics, Inc.#,*	3,725	21,307

Osiris Therapeutics, Inc.*	704	5,540

PDL BioPharma, Inc.#	5,226	35,955

Pharmacyclics, Inc.*	2,300	159,459

Progenics Pharmaceuticals, Inc.*	1,876	5,347

Raptor Pharmaceutical Corp.#,*	1,290	6,979

Repligen Corp.*	1,780	12,282

Rigel Pharmaceuticals, Inc.*	3,171	20,802

Sangamo Biosciences, Inc.#,*	2,305	22,059

Sciclone Pharmaceuticals, Inc.*	2,900	15,167

Seattle Genetics, Inc.#,*	3,965	116,769

SIGA Technologies, Inc.*	1,840	5,373

Spectrum Pharmaceuticals, Inc.#,*	2,840	35,812

Sunesis Pharmaceuticals, Inc.#,*	610	3,459

Synageva BioPharma Corp.*	450	20,817

Synergy Pharmaceuticals, Inc.#,*	2,310	12,959

Synta Pharmaceuticals Corp.#,*	2,000	22,400

Targacept, Inc.*	640	2,874

Theravance, Inc.#,*	2,616	58,206

Threshold Pharmaceuticals, Inc.#,*	1,280	5,914

Trius Therapeutics, Inc.*	1,740	8,978

Vical, Inc.#,*	1,980	7,088

Xoma Corp.*	3,250	8,743

ZIOPHARM Oncology, Inc.#,*	2,920	11,592

		$1,979,779

HEALTH CARE EQUIPMENT & SUPPLIES – 3.1%

Abaxis, Inc.*	1,051	40,695

ABIOMED, Inc.#,*	1,412	19,697

Accuray, Inc.*	2,732	13,961

Align Technology, Inc.*	2,991	93,798

Alphatec Holdings, Inc.*	400	692

Analogic Corp.	508	38,705

AngioDynamics, Inc.*	989	12,066

Antares Pharma, Inc.#,*	3,030	11,544

ArthroCare Corp.*	1,020	37,159

(Wilmington Small-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

42         PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

AtriCure, Inc.*	750	$6,045

Atrion Corp.	90	18,046

Biolase Technology, Inc.#,*	2	5

Cantel Medical Corp.	846	26,573

Cardiovascular Systems, Inc.#,*	1,160	18,258

Cerus Corp.#,*	2,350	7,449

Conceptus, Inc.#,*	1,470	30,370

CONMED Corp.	1,033	30,339

CryoLife, Inc.	1,550	9,951

Cyberonics, Inc.#,*	1,150	49,864

Cynosure, Inc.*	603	16,100

Derma Sciences, Inc.*	930	11,374

DexCom, Inc.*	3,063	46,649

Endologix, Inc.*	1,970	30,200

Exactech, Inc.*	622	11,936

Greatbatch, Inc.*	911	24,178

Haemonetics Corp.*	2,150	90,171

Hansen Medical, Inc.#,*	2,673	6,415

HeartWare International, Inc.#,*	650	58,747

ICU Medical, Inc.*	557	33,671

Insulet Corp.*	2,181	50,316

Integra LifeSciences Holdings Corp.*	897	37,809

Invacare Corp.	1,684	26,489

MAKO Surgical Corp.#,*	1,330	15,415

Masimo Corp.*	1,871	37,981

Meridian Bioscience, Inc.	1,554	32,556

Merit Medical Systems, Inc.*	1,390	19,279

Natus Medical, Inc.*	1,193	14,698

Navidea Biopharmaceuticals, Inc.#,*	5,470	17,996

Neogen Corp.*	1,023	47,559

NuVasive, Inc.*	1,550	26,707

NxStage Medical, Inc.*	2,631	30,783

OraSure Technologies, Inc.*	3,017	21,270

Orthofix International NV*	901	34,373

Palomar Medical Technologies, Inc.*	1,323	12,926

PhotoMedex, Inc.#,*	670	9,494

Quidel Corp.#,*	1,297	29,105

Rockwell Medical Technologies, Inc.#,*	1,370	8,384

RTI Biologics, Inc.*	970	4,772

Solta Medical, Inc.*	3,890	9,958

Spectranetics Corp.*	1,838	30,621

Staar Surgical Co.*	1,250	7,075

STERIS Corp.	2,440	92,061

SurModics, Inc.*	700	16,877

Symmetry Medical, Inc.*	1,308	14,009

Tornier NV*	370	6,379

Unilife Corp.*	3,980	8,836

Vascular Solutions, Inc.*	940	15,707

Description	Number of Shares	Value

Volcano Corp.*	2,349	$58,819

West Pharmaceutical Services, Inc.	1,440	85,262

Wright Medical Group, Inc.#,*	1,460	30,864

Young Innovations, Inc.	390	15,393

Zeltiq Aesthetics, Inc.*	40	175

		$1,664,606

HEALTH CARE PROVIDERS & SERVICES – 2.7%

Acadia Healthcare Co., Inc.*	1,190	30,428

Accretive Health, Inc.#,*	2,080	26,853

Air Methods Corp.#,*	1,653	72,269

Almost Family, Inc.*	248	4,965

Amedisys, Inc.*	1,166	12,966

AMN Healthcare Services, Inc.*	1,918	23,304

Amsurg Corp.*	1,180	36,828

Assisted Living Concepts, Inc.*	734	7,208

Bio-Reference Labs, Inc.#,*	988	27,437

BioScrip, Inc.*	1,960	22,011

Capital Senior Living Corp.*	1,128	23,947

Centene Corp.*	2,107	90,938

Chemed Corp.	845	63,840

Chindex International, Inc.*	861	9,505

Corvel Corp.*	100	4,580

Cross Country Healthcare, Inc.*	884	4,995

Emeritus Corp.*	1,276	34,554

Ensign Group, Inc.	869	24,819

ExamWorks Group, Inc.*	1,170	16,930

Five Star Quality Care, Inc.*	2,940	16,640

Gentiva Health Services, Inc.*	1,367	13,547

Hanger, Inc.*	1,233	35,424

HealthSouth Corp.*	3,694	88,139

Healthways, Inc.*	1,610	16,937

HMS Holdings Corp.*	3,637	99,145

IPC The Hospitalist Co., Inc.*	580	24,731

Kindred Healthcare, Inc.*	2,735	29,483

Landauer, Inc.	356	22,424

LHC Group, Inc.*	547	11,684

Magellan Health Services, Inc.*	1,035	53,096

Molina Healthcare, Inc.*	1,292	37,093

MWI Veterinary Supply, Inc.*	550	61,771

National Healthcare Corp.	460	22,140

National Research Corp.	210	11,294

Owens & Minor, Inc.#	2,576	78,851

PharMerica Corp.*	1,299	18,810

Providence Service Corp.*	510	9,450

PSS World Medical, Inc.*	2,212	63,993

Select Medical Holdings Corp.*	1,750	17,045

(Wilmington Small-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         43

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Skilled Healthcare Group, Inc.*	649	$3,453

Team Health Holdings, Inc.*	1,140	38,612

Triple-S Management Corp.*	941	17,004

Universal American Corp.*	1,093	10,241

US Physical Therapy, Inc.	472	11,611

Vanguard Health Systems, Inc.*	1,470	20,536

WellCare Health Plans, Inc.*	1,830	92,799

		$1,464,330

HEALTH CARE TECHNOLOGY – 0.6%

athenahealth, Inc.#,*	1,540	133,164

Computer Programs & Systems, Inc.	573	30,146

Epocrates, Inc.*	1,410	16,469

HealthStream, Inc.*	720	17,842

MedAssets, Inc.*	2,429	47,487

Medidata Solutions, Inc.*	890	41,643

Merge Healthcare, Inc.*	2,830	7,613

Omnicell, Inc.*	1,348	21,298

Quality Systems, Inc.	1,886	34,401

		$350,063

LIFE SCIENCES TOOLS & SERVICES – 0.4%

Affymetrix, Inc.#,*	3,504	13,280

BG Medicine, Inc.*	280	574

BioDelivery Sciences International, Inc.*	2,450	10,682

Cambrex Corp.*	1,134	13,324

Fluidigm Corp.*	1,000	16,500

Furiex Pharmaceuticals, Inc.*	720	23,148

Harvard Bioscience, Inc.*	650	3,230

Luminex Corp.*	1,688	31,025

Pacific Biosciences of California, Inc.*	1,380	3,422

PAREXEL International Corp.*	2,419	81,883

Sequenom, Inc.#,*	5,682	23,580

		$220,648

PHARMACEUTICALS – 1.5%

Acura Pharmaceuticals, Inc.*	1,700	3,179

Aegerion Pharmaceuticals, Inc.#,*	1,280	36,237

Akorn, Inc.*	2,550	33,379

Ampio Pharmaceuticals, Inc.#,*	1,230	4,588

Auxilium Pharmaceuticals, Inc.*	1,681	30,930

AVANIR Pharmaceuticals, Inc.#,*	5,770	16,848

Cadence Pharmaceuticals, Inc.#,*	2,659	12,577

Corcept Therapeutics, Inc.#,*	490	1,063

Cornerstone Therapeutics, Inc.*	20	109

Depomed, Inc.*	2,530	17,735

Endocyte, Inc.#,*	1,160	11,635

Hi-Tech Pharmacal Co., Inc.#,*	570	20,862

Horizon Pharma, Inc.#,*	80	170

Description	Number of Shares	Value

Impax Laboratories, Inc.*	2,750	$55,440

Jazz Pharmaceuticals PLC*	1,740	98,119

Lannett Co., Inc.*	460	2,751

MAP Pharmaceuticals, Inc.*	1,184	29,328

Medicines Co.*	2,479	74,073

Natural Grocers by Vitamin Cottage, Inc.*	510	10,475

Nektar Therapeutics#,*	5,162	44,238

Obagi Medical Products, Inc.*	760	10,921

Optimer Pharmaceuticals, Inc.#,*	2,215	20,555

Pacira Pharmaceuticals, Inc.#,*	900	17,442

Pain Therapeutics, Inc.*	2,020	5,535

Pozen, Inc.*	725	3,850

Questcor Pharmaceuticals, Inc.#	2,139	54,502

Repros Therapeutics, Inc.#,*	620	7,322

Sagent Pharmaceuticals, Inc.#,*	320	5,088

Santarus, Inc.*	2,380	31,797

Sucampo Pharmaceuticals, Inc.*	892	4,629

ViroPharma, Inc.*	2,834	75,554

Vivus, Inc.#,*	3,906	47,302

XenoPort, Inc.*	2,274	19,079

Zogenix, Inc.#,*	3,430	4,871

		$812,183

TOTAL HEALTH CARE		$6,491,609

INDUSTRIALS – 15.4%

AEROSPACE & DEFENSE – 1.6%

AAR Corp.	1,526	28,765

Aerovironment, Inc.*	614	13,293

American Science & Engineering, Inc.	354	23,923

API Technologies Corp.*	3,490	9,912

Astronics Corp.*	510	11,684

Cubic Corp.	628	29,516

Curtiss-Wright Corp.	2,026	72,227

DigitalGlobe, Inc.*	1,640	45,871

Esterline Technologies Corp.*	1,237	82,124

GenCorp., Inc.#,*	2,539	27,243

GeoEye, Inc.*	769	27,553

HEICO Corp.	2,211	100,291

Hexcel Corp.*	4,193	112,330

KEYW Holding Corp.#,*	1,290	16,589

Kratos Defense & Security Solutions, Inc.*	3,161	13,940

LMI Aerospace, Inc.*	657	14,520

Moog, Inc.*	1,706	74,723

Orbital Sciences Corp.*	2,061	30,297

Taser International, Inc.*	3,071	25,704

Teledyne Technologies, Inc.*	1,444	98,567

		$859,072

(Wilmington Small-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

44         PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

AIR FREIGHT & LOGISTICS – 0.3%

Air Transport Services Group, Inc.*	3,040	$14,136

Atlas Air Worldwide Holdings, Inc.*	1,164	52,485

Forward Air Corp.	1,181	43,827

Hub Group, Inc.*	1,592	58,602

Pacer International, Inc.*	2,385	9,707

Park-Ohio Holdings Corp.*	320	7,725

XPO Logistics, Inc.*	680	11,390

		$197,872

AIRLINES – 0.8%

Alaska Air Group, Inc.*	2,924	134,884

Allegiant Travel Co.*	594	44,235

Hawaiian Holdings, Inc.*	2,093	12,077

JetBlue Airways Corp.*	9,144	53,127

Republic Airways Holdings, Inc.*	2,241	18,802

SkyWest, Inc.	1,753	22,158

Spirit Airlines, Inc.*	1,720	33,351

US Airways Group, Inc.#,*	6,946	99,189

		$417,823

BUILDING PRODUCTS – 0.9%

AAON, Inc.	698	15,873

Ameresco, Inc.*	770	7,577

American Woodmark Corp.*	615	17,103

AO Smith Corp.	1,568	108,631

Apogee Enterprises, Inc.	1,150	28,117

Builders FirstSource, Inc.*	2,810	17,619

Gibraltar Industries, Inc.*	1,280	22,234

Griffon Corp.	1,599	18,868

Insteel Industries, Inc.	900	13,644

NCI Building Systems, Inc.*	582	9,009

Nortek, Inc.*	400	28,860

Quanex Building Products Corp.	1,423	29,399

Simpson Manufacturing Co., Inc.	1,531	49,635

Trex Co., Inc.*	669	28,265

Universal Forest Products, Inc.	646	26,260

USG Corp.#,*	3,300	96,987

		$518,081

COMMERCIAL SERVICES & SUPPLIES – 2.4%

ABM Industries, Inc.	2,319	50,832

ACCO Brands Corp.*	4,900	40,817

Acorn Energy, Inc.#	1,070	7,875

ARC Document Solutions, Inc.*	918	2,194

AT Cross Co.*	1,030	11,783

Berry Plastics Group, Inc.*	1,270	22,327

Brink’s Co.	1,960	58,447

Description	Number of Shares	Value

Casella Waste Systems, Inc.*	1,750	$7,945

Cenveo, Inc.#,*	593	1,482

Compx International, Inc.	70	945

Consolidated Graphics, Inc.*	502	18,388

Courier Corp.	104	1,259

Deluxe Corp.	2,125	78,179

EnergySolutions, Inc.*	2,611	10,000

EnerNOC, Inc.*	854	13,194

Ennis, Inc.	1,159	18,092

G&K Services, Inc.	864	34,595

Geo Group, Inc.	2,966	96,751

Healthcare Services Group, Inc.	2,955	71,363

Heritage-Crystal Clean, Inc.#,*	550	8,651

Herman Miller, Inc.	2,325	57,428

HNI Corp.	1,913	60,393

InnerWorkings, Inc.#,*	1,580	21,978

Interface, Inc.	2,785	46,732

Intersections, Inc.	80	830

Kimball International, Inc.	960	10,368

Knoll, Inc.	2,222	36,841

McGrath RentCorp	1,070	31,982

Metalico, Inc.*	1,003	1,936

Mine Safety Appliances Co.	1,183	54,678

Mobile Mini, Inc.*	1,608	38,592

Multi-Color Corp.	681	16,317

NL Industries, Inc.	42	543

Proto Labs, Inc.#,*	220	9,049

Quad/Graphics, Inc.#	1,250	27,125

Schawk, Inc.	343	4,404

Standard Parking Corp.*	588	12,324

Steelcase, Inc.	2,860	38,982

Sykes Enterprises, Inc.*	1,442	23,216

Team, Inc.*	784	34,347

Tetra Tech, Inc.*	2,634	75,490

TMS International Corp.*	1,160	16,170

TRC Cos., Inc.*	320	1,910

United Stationers, Inc.	1,678	55,945

US Ecology, Inc.	1,024	24,330

Viad Corp.	1,055	29,456

		$1,286,485

CONSTRUCTION & ENGINEERING – 0.9%

Aegion Corp.*	1,403	32,999

Argan, Inc.*	160	3,008

Comfort Systems USA, Inc.	1,201	15,505

Dycom Industries, Inc.*	1,557	32,666

EMCOR Group, Inc.	2,672	97,074

(Wilmington Small-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         45

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Furmanite Corp.*	2,481	$13,174

Granite Construction, Inc.	1,440	52,358

Great Lakes Dredge & Dock Corp.	2,646	24,819

Layne Christensen Co.*	970	21,990

MasTec, Inc.#,*	2,134	60,392

Michael Baker Corp.	490	12,588

MYR Group, Inc.*	1,100	24,695

Northwest Pipe Co.*	401	9,885

Orion Marine Group, Inc.*	268	2,090

Pike Electric Corp.*	1,200	12,480

Primoris Services Corp.	1,470	28,195

Sterling Construction Co., Inc.*	485	4,971

Tutor Perini Corp.*	1,671	27,722

		$476,611

ELECTRICAL EQUIPMENT – 1.3%

A123 Systems, Inc.*	4,740	116

Acuity Brands, Inc.	1,713	117,854

American Superconductor Corp.#,*	815	2,160

AZZ, Inc.	1,104	47,240

Belden, Inc.	1,994	96,011

Brady Corp.	2,089	72,885

Capstone Turbine Corp.*	10,750	9,063

Coleman Cable, Inc.	1,220	12,481

Encore Wire Corp.	747	24,367

EnerSys, Inc.*	1,837	75,188

Franklin Electric Co., Inc.	976	64,924

FuelCell Energy, Inc.*	9,644	10,512

Generac Holdings, Inc.*	1,060	39,411

Global Power Equipment Group, Inc.	370	6,072

II-VI, Inc.*	2,284	38,874

LSI Industries, Inc.	33	239

Powell Industries, Inc.*	309	13,982

Preformed Line Products Co.	194	13,091

Sanmina Corp.*	3,560	33,891

Thermon Group Holdings, Inc.*	900	21,780

Vicor Corp.*	689	3,707

		$703,848

INDUSTRIAL CONGLOMERATES – 0.2%

Raven Industries, Inc.	1,502	40,449

Seaboard Corp.	7	18,923

Standex International Corp.	638	36,143

		$95,515

MACHINERY – 3.3%

Accuride Corp.*	1,350	5,076

Actuant Corp.	2,960	87,261

Alamo Group, Inc.	229	7,777

Description	Number of Shares	Value

Albany International Corp.	1,270	$31,826

Altra Holdings, Inc.	1,173	28,093

American Railcar Industries, Inc.	259	10,189

Ampco-Pittsburgh Corp.	556	10,242

Astec Industries, Inc.*	881	31,117

Barnes Group, Inc.	2,005	47,919

Blount International, Inc.*	2,230	38,021

Briggs & Stratton Corp.	1,808	42,904

Chart Industries, Inc.*	1,279	84,657

CIRCOR International, Inc.	578	23,987

CLARCOR, Inc.	2,138	107,883

Columbus McKinnon Corp.*	855	16,177

Commercial Vehicle Group, Inc.*	1,480	11,973

Douglas Dynamics, Inc.	510	6,722

Dynamic Materials Corp.	675	11,218

Energy Recovery, Inc.#,*	2,459	9,172

EnPro Industries, Inc.*	827	36,785

ESCO Technologies, Inc.	1,092	44,958

Federal Signal Corp.*	1,929	15,509

Flow International Corp.*	1,261	4,754

FreightCar America, Inc.	423	10,486

Gorman-Rupp Co.	640	19,450

Graham Corp.	665	15,408

Greenbrier Cos., Inc.#,*	750	14,947

Hurco Cos., Inc.*	510	15,137

Hyster-Yale Materials Handling, Inc.	436	21,878

Hyster-Yale Materials Handling, Inc.*	216	10,839

John Bean Technologies Corp.	1,320	24,671

Kadant, Inc.*	714	19,185

Kaydon Corp.	1,372	34,026

LB Foster Co.	306	13,253

Lindsay Corp.#	548	50,986

Lydall, Inc.*	700	10,696

Meritor, Inc.*	4,070	18,559

Met-Pro Corp.	170	1,763

Middleby Corp.*	764	107,999

Miller Industries, Inc.	650	9,932

Mueller Industries, Inc.	886	47,277

Mueller Water Products, Inc.	6,500	38,415

NACCO Industries, Inc.	216	14,075

NN, Inc.*	120	1,111

Omega Flex, Inc.*	150	2,133

PMFG, Inc.*	1,007	8,469

RBC Bearings, Inc.*	907	47,826

Rexnord Corp.#	1,150	22,977

Robbins & Myers, Inc.	1,669	97,269

Sauer-Danfoss, Inc.	644	34,563

Sun Hydraulics Corp.	997	27,517

(Wilmington Small-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

46         PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Tennant Co.	781	$35,957

Titan International, Inc.#	1,825	44,329

Trimas Corp.*	1,450	44,791

Twin Disc, Inc.#	493	11,304

Wabash National Corp.*	3,140	32,499

Watts Water Technologies, Inc.	1,174	54,121

Woodward, Inc.	2,911	111,812

		$1,789,880

MARINE – 0.0%**

Genco Shipping & Trading Ltd.#,*	829	2,769

International Shipholding Corp.	755	14,420

		$17,189

PROFESSIONAL SERVICES – 1.5%

Acacia Research Corp.*	2,080	53,102

Advisory Board Co.*	1,456	78,959

Barrett Business Services, Inc.	220	8,853

CBIZ, Inc.#,*	597	3,618

CDI Corp.	453	7,710

Corporate Executive Board Co.	1,400	70,154

CoStar Group, Inc.*	1,182	110,848

CRA International, Inc.*	717	13,329

Dolan Co.*	1,269	4,454

Exponent, Inc.*	677	33,099

Franklin Covey Co.*	350	4,858

FTI Consulting, Inc.*	1,650	53,625

GP Strategies Corp.*	590	12,626

Heidrick & Struggles International, Inc.	400	6,324

Hill International, Inc.*	1,739	5,930

Hudson Global, Inc.*	540	2,597

Huron Consulting Group, Inc.*	992	33,827

ICF International, Inc.*	597	13,665

Insperity, Inc.	1,081	36,354

Kelly Services, Inc.	747	11,907

Kforce, Inc.*	1,303	17,929

Korn/Ferry International*	2,134	36,662

Mistras Group, Inc.*	780	17,176

Navigant Consulting, Inc.*	2,572	29,655

Odyssey Marine Exploration, Inc.#,*	3,200	9,840

On Assignment, Inc.*	1,775	43,399

Pendrell Corp.*	4,630	6,760

Resources Connection, Inc.	1,485	18,132

RPX Corp.*	1,140	11,890

TrueBlue, Inc.*	1,611	27,693

VSE Corp.	336	8,067

WageWorks, Inc.*	570	11,377

		$804,419

Description	Number of Shares	Value

ROAD & RAIL – 1.2%

Amerco, Inc.*	312	$41,952

Arkansas Best Corp.	1,416	14,896

Avis Budget Group, Inc.#,*	4,370	94,086

Celadon Group, Inc.	748	14,818

Genesee & Wyoming, Inc.*	1,827	154,528

Heartland Express, Inc.	1,878	25,973

Knight Transportation, Inc.	2,647	42,220

Marten Transport Ltd.	719	14,639

Old Dominion Freight Line, Inc.*	3,000	111,840

Patriot Transportation Holding, Inc.*	250	6,443

Quality Distribution, Inc.*	1,100	8,151

Roadrunner Transportation Systems, Inc.*	700	14,077

Saia, Inc.*	539	13,982

Swift Transportation Co.*	2,830	38,658

Universal Truckload Services, Inc.*	380	6,817

Werner Enterprises, Inc.	1,871	44,193

Zipcar, Inc.*	1,150	14,042

		$661,315

TRADING COMPANIES & DISTRIBUTORS – 1.0%

Aceto Corp.	1,663	17,362

Aircastle Ltd.	2,575	35,535

Applied Industrial Technologies, Inc.	1,830	80,447

Beacon Roofing Supply, Inc.*	1,914	69,172

CAI International, Inc.*	460	11,537

DXP Enterprises, Inc.*	360	20,484

H&E Equipment Services, Inc.*	1,075	20,726

Houston Wire & Cable Co.	1,199	14,328

Kaman Corp.	1,092	39,683

Rush Enterprises, Inc.*	1,160	27,446

SeaCube Container Leasing Ltd.	330	7,580

TAL International Group, Inc.#,*	1,179	49,400

Textainer Group Holdings Ltd.#	534	22,134

Titan Machinery, Inc.#,*	640	18,502

Watsco, Inc.	1,243	93,660

Willis Lease Finance Corp.*	650	9,575

		$537,571

TRANSPORTATION INFRASTRUCTURE – 0.0%**

Wesco Aircraft Holdings, Inc.*	180	2,489

TOTAL INDUSTRIALS		$8,368,170

INFORMATION TECHNOLOGY – 15.6%

COMMUNICATIONS EQUIPMENT – 2.0%

ADTRAN, Inc.#	2,711	54,762

Anaren, Inc.*	571	11,174

Arris Group, Inc.*	4,331	71,548

(Wilmington Small-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         47

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Aruba Networks, Inc.#,*	4,475	$103,104

Aviat Networks, Inc.*	3,568	13,380

Bel Fuse, Inc.	397	7,396

Black Box Corp.	528	12,371

CaLAmp Corp.*	1,010	8,646

Calix, Inc.*	2,244	18,266

Ciena Corp.*	3,680	57,629

Comtech Telecommunications Corp.	739	19,583

Comverse Technology, Inc.*	8,990	39,196

Digi International, Inc.*	812	7,958

Emulex Corp.*	3,780	28,879

Extreme Networks*	3,736	13,786

Finisar Corp.#,*	4,020	62,310

Globecomm Systems, Inc.*	1,116	13,838

Harmonic, Inc.*	3,812	19,937

Infinera Corp.#,*	4,446	31,700

InterDigital, Inc.#	1,788	77,581

Ixia*	1,895	35,986

KVH Industries, Inc.*	690	10,046

Loral Space & Communications, Inc.*	501	29,404

NETGEAR, Inc.*	1,587	55,720

Numerex Corp.*	770	9,556

Oclaro, Inc.#,*	5,420	8,780

Oplink Communications, Inc.*	811	13,665

Parkervision, Inc.#,*	4,400	10,516

Plantronics, Inc.	1,726	70,973

Procera Networks, Inc.*	560	9,425

ShoreTel, Inc.*	1,550	6,650

Sonus Networks, Inc.*	8,190	18,591

Sycamore Networks, Inc.*	725	1,668

Symmetricom, Inc.*	878	4,732

Tellabs, Inc.	13,190	30,073

Telular Corp.	960	10,646

Ubiquiti Networks, Inc.*	910	11,721

ViaSat, Inc.#,*	1,552	59,612

Westell Technologies, Inc.*	1,120	2,050

		$1,072,858

COMPUTERS & PERIPHERALS – 0.8%

3D Systems Corp.#,*	2,060	119,171

Avid Technology, Inc.*	1,047	7,748

Cray, Inc.*	1,440	26,741

Electronics For Imaging, Inc.*	2,018	45,647

Imation Corp.*	2,508	9,305

Immersion Corp.*	1,927	13,104

Intermec, Inc.*	2,372	23,435

Intevac, Inc.*	486	2,046

OCZ Technology Group, Inc.*	4,770	10,733

Description	Number of Shares	Value

QLogic Corp.*	4,420	$51,051

Quantum Corp.*	8,960	12,186

Silicon Graphics International Corp.#,*	1,510	21,955

STEC, Inc.#,*	1,556	7,873

Super Micro Computer, Inc.*	1,228	15,203

Synaptics, Inc.*	1,523	53,427

Vocera Communications, Inc.*	380	9,979

		$429,604

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.1%

Aeroflex Holding Corp.*	760	5,312

Agilysys, Inc.*	1,540	13,105

Anixter International, Inc.*	1,185	79,727

Badger Meter, Inc.	588	29,100

Benchmark Electronics, Inc.*	2,020	35,471

Checkpoint Systems, Inc.*	1,723	20,779

Cognex Corp.	1,670	66,232

Coherent, Inc.*	924	51,199

CTS Corp.	988	9,831

Daktronics, Inc.	1,458	17,292

DTS, Inc.*	677	12,931

Echelon Corp.*	2,799	6,774

Electro Rent Corp.	784	12,136

Electro Scientific Industries, Inc.	1,343	14,504

Fabrinet*	740	10,834

FARO Technologies, Inc.*	743	24,675

FEI Co.	1,602	97,658

GSI Group, Inc.*	670	6,365

Insight Enterprises, Inc.*	1,680	32,928

InvenSense, Inc.#	1,330	19,418

Kemet Corp.*	1,670	9,619

Littelfuse, Inc.	875	56,009

Maxwell Technologies, Inc.#,*	1,618	15,646

Measurement Specialties, Inc.*	791	27,922

Mercury Computer Systems, Inc.*	995	7,313

Methode Electronics, Inc.	1,387	13,343

MTS Systems Corp.	750	42,638

Multi-Fineline Electronix, Inc.*	653	10,432

Neonode, Inc.*	30	156

NeoPhotonics Corp.*	460	2,663

Newport Corp.*	1,682	24,254

OSI Systems, Inc.*	829	45,147

Park Electrochemical Corp.	702	18,350

PC Connection, Inc.*	319	3,940

Plexus Corp.*	1,598	40,781

Power-One, Inc.#,*	2,710	10,894

Radisys Corp.*	2,062	8,042

(Wilmington Small-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

48         PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

RealD, Inc.#,*	1,640	$18,663

Richardson Electronics Ltd.	1,100	13,332

Rofin-Sinar Technologies, Inc.*	1,223	31,345

Rogers Corp.*	662	31,021

ScanSource, Inc.*	1,051	30,542

SYNNEX Corp.*	1,192	42,852

TTM Technologies, Inc.*	2,289	18,243

Universal Display Corp.#,*	1,807	50,271

Viasystems Group, Inc.*	20	282

Vishay Precision Group, Inc.*	480	6,331

Zygo Corp.*	610	9,705

		$1,156,007

INTERNET SOFTWARE & SERVICES – 1.9%

Active Network, Inc.*	1,820	10,065

Angie’s List, Inc.#,*	1,360	17,068

Bankrate, Inc.#,*	1,650	20,410

Blucora, Inc.*	1,464	21,755

Carbonite, Inc.*	180	1,732

comScore, Inc.*	1,435	21,138

Constant Contact, Inc.#,*	1,613	24,292

Cornerstone OnDemand, Inc.*	1,550	50,654

DealerTrack Holdings, Inc.*	1,668	52,675

Demand Media, Inc.#,*	1,480	12,506

Dice Holdings, Inc.*	2,060	19,385

Digital River, Inc.*	1,261	18,310

EarthLink, Inc.	4,893	33,272

Envestnet, Inc.*	540	7,511

ExactTarget, Inc.*	440	9,676

Internap Network Services Corp.*	2,485	19,656

IntraLinks Holdings, Inc.*	1,460	9,446

j2 Global, Inc.	2,075	66,026

Keynote Systems, Inc.	829	12,932

Limelight Networks, Inc.*	4,342	10,247

Liquidity Services, Inc.#,*	890	28,364

LivePerson, Inc.*	2,440	32,623

LogMeIn, Inc.*	730	16,571

Marchex, Inc.	405	1,507

Market Leader, Inc.*	1,410	10,688

MeetMe, Inc.#,*	2,160	5,854

Millennial Media, Inc.#,*	570	6,578

ModusLink Global Solutions, Inc.*	1,459	4,246

Monster Worldwide, Inc.*	5,140	29,812

Move, Inc.*	1,380	13,013

NIC, Inc.*	3,023	49,275

OpenTable, Inc.#,*	920	48,475

Perficient, Inc.*	1,026	12,271

Description	Number of Shares	Value

QuinStreet, Inc.*	1,360	$7,670

RealNetworks, Inc.*	719	5,508

Responsys, Inc.*	1,950	14,879

Saba Software, Inc.*	1,010	9,353

SciQuest, Inc.*	530	8,766

Stamps.com, Inc.*	870	23,481

support.com, Inc.*	2,211	9,220

TechTarget, Inc.*	1,335	6,782

Travelzoo, Inc.#,*	250	5,480

Trulia, Inc.#,*	420	11,042

United Online, Inc.	4,183	27,775

Unwired Planet, Inc.*	5,890	11,898

ValueClick, Inc.*	3,299	67,531

VistaPrint NV#,*	1,390	49,832

Vocus, Inc.*	994	17,435

Web.com Group, Inc.#,*	1,380	22,356

WebMD Health Corp.*	1,940	32,068

XO Group, Inc.*	844	8,119

Yelp, Inc.#,*	380	8,071

Zix Corp.*	3,220	10,497

		$1,055,796

IT SERVICES – 1.8%

Acxiom Corp.*	2,951	52,321

CACI International, Inc.*	903	48,428

Cass Information Systems, Inc.	308	11,950

CIBER, Inc.*	3,842	12,986

Computer Task Group, Inc.*	1,060	20,288

Convergys Corp.	4,350	74,037

CSG Systems International, Inc.*	1,330	25,044

Echo Global Logistics, Inc.*	470	8,728

Euronet Worldwide, Inc.*	1,846	45,172

ExlService Holdings, Inc.*	1,165	34,554

Forrester Research, Inc.	735	20,778

Global Cash Access Holdings, Inc.*	2,591	19,562

Hackett Group, Inc.	1,523	6,549

Heartland Payment Systems, Inc.	1,559	49,514

Higher One Holdings, Inc.#,*	950	10,003

iGATE Corp.*	818	14,299

Lionbridge Technologies, Inc.*	1,870	7,461

Mantech International Corp.	831	20,501

MAXIMUS, Inc.	1,444	99,015

MoneyGram International, Inc.*	737	10,148

PRGX Global, Inc.*	70	473

Sapient Corp.*	4,890	59,218

ServiceSource International, Inc.#,*	2,110	12,766

SPS Commerce, Inc.*	530	20,622

Syntel, Inc.*	715	41,677

(Wilmington Small-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         49

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

TeleTech Holdings, Inc.*	1,218	$22,777

TNS, Inc.*	1,256	26,313

Unisys Corp.*	1,631	36,225

Virtusa Corp.*	1,109	22,967

WEX, Inc.*	1,586	124,675

		$959,051

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.5%

Advanced Energy Industries, Inc.*	1,772	27,200

Alpha & Omega Semiconductor Ltd.*	130	1,054

Amkor Technology, Inc.#,*	2,944	13,631

ANADIGICS, Inc.*	4,640	11,971

Applied Micro Circuits Corp.*	2,234	19,145

ATMI, Inc.*	982	20,043

Axcelis Technologies, Inc.*	1,830	2,470

AXT, Inc.*	1,540	4,281

Brooks Automation, Inc.	2,324	21,753

Cabot Microelectronics Corp.*	1,131	41,802

Cavium, Inc.*	2,094	70,023

Ceva, Inc.*	952	14,451

Cirrus Logic, Inc.*	2,590	73,116

Cohu, Inc.	843	8,835

Cymer, Inc.*	1,326	136,538

Diodes, Inc.*	1,195	22,729

DSP Group, Inc.*	1,625	10,660

Entegris, Inc.*	5,540	54,624

Entropic Communications, Inc.*	3,890	20,384

Exar Corp.*	1,670	17,518

First Solar, Inc.#,*	2,400	67,632

FormFactor, Inc.*	2,571	12,855

GSI Technology, Inc.*	440	2,926

GT Advanced Technologies, Inc.#,*	3,584	11,325

Hittite Microwave Corp.*	1,288	79,057

Inphi Corp.*	1,560	12,527

Integrated Device Technology, Inc.*	5,700	41,211

Integrated Silicon Solution, Inc.*	1,000	9,370

Intermolecular, Inc.*	140	1,313

International Rectifier Corp.*	2,950	57,495

Intersil Corp.	5,560	48,094

IXYS Corp.	1,532	14,768

Kopin Corp.*	3,208	11,100

Lattice Semiconductor Corp.*	5,280	23,496

LTX-Credence Corp.*	2,733	16,781

MaxLinear, Inc.*	1,510	7,822

MEMC Electronic Materials, Inc.*	9,500	39,520

Micrel, Inc.	2,356	24,526

Microsemi Corp.*	3,882	81,211

Description	Number of Shares	Value

Mindspeed Technologies, Inc.#,*	920	$4,526

MIPS Technologies, Inc.*	2,380	18,707

MKS Instruments, Inc.	1,999	55,572

Monolithic Power Systems, Inc.*	1,387	32,317

MoSys, Inc.*	790	2,844

Nanometrics, Inc.*	1,180	18,420

NVE Corp.*	89	4,895

OmniVision Technologies, Inc.*	2,341	35,981

PDF Solutions, Inc.*	810	12,166

Pericom Semiconductor Corp.*	513	3,627

Photronics, Inc.*	3,240	19,408

PLX Technology, Inc.*	2,873	13,388

Power Integrations, Inc.	1,334	49,892

Rambus, Inc.*	4,280	23,369

RF Micro Devices, Inc.*	11,710	58,550

Rubicon Technology, Inc.#,*	702	4,717

Rudolph Technologies, Inc.*	1,177	15,878

Semtech Corp.*	2,870	86,559

Sigma Designs, Inc.*	1,225	6,542

Silicon Image, Inc.*	3,155	15,302

Spansion, Inc.*	2,280	26,220

STR Holdings, Inc.#,*	750	1,598

SunPower Corp.#,*	2,140	16,671

Supertex, Inc.*	110	2,103

Tessera Technologies, Inc.	2,086	36,609

TriQuint Semiconductor, Inc.*	7,235	37,984

Ultra Clean Holdings*	540	3,029

Ultratech, Inc.*	1,301	52,990

Veeco Instruments, Inc.#,*	1,450	45,603

Volterra Semiconductor Corp.*	812	13,349

		$1,874,073

SOFTWARE – 3.5%

Accelrys, Inc.*	2,169	20,432

ACI Worldwide, Inc.*	1,684	80,057

Actuate Corp.*	1,033	5,816

Advent Software, Inc.*	1,254	30,911

American Software, Inc.	954	8,204

Aspen Technology, Inc.*	3,930	120,258

Blackbaud, Inc.	1,832	45,653

Bottomline Technologies, Inc.*	1,427	41,497

BroadSoft, Inc.#,*	1,080	36,688

Callidus Software, Inc.#,*	1,750	7,315

CommVault Systems, Inc.*	1,841	141,260

Demandware, Inc.#,*	330	10,491

Digimarc Corp.	260	5,567

Ebix, Inc.#	1,368	22,353

Ellie Mae, Inc.*	1,280	25,638

(Wilmington Small-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

50         PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

EPIQ Systems, Inc.	961	$11,859

ePlus, Inc.*	210	9,784

Fair Isaac Corp.	1,434	64,630

FalconStor Software, Inc.*	2,261	6,059

Glu Mobile, Inc.#,*	890	2,305

Guidance Software, Inc.*	680	8,670

Guidewire Software, Inc.	1,000	33,120

Imperva, Inc.*	450	15,435

Infoblox, Inc.*	550	10,367

Interactive Intelligence Group, Inc.*	533	21,437

Jive Software, Inc.#	640	9,811

Manhattan Associates, Inc.*	925	63,372

Mentor Graphics Corp.*	3,668	62,833

MicroStrategy, Inc.*	329	32,989

Monotype Imaging Holdings, Inc.	1,688	30,519

Netscout Systems, Inc.*	1,481	38,550

Pegasystems, Inc.#	709	17,051

Progress Software Corp.*	2,334	54,779

PROS Holdings, Inc.*	866	19,104

PTC, Inc.*	4,867	112,817

QAD, Inc.*	607	8,431

QLIK Technologies, Inc.*	3,640	80,844

RealPage, Inc.#,*	1,320	30,809

Rosetta Stone, Inc.*	750	9,720

Seachange International, Inc.*	1,480	16,502

Sourcefire, Inc.*	1,178	50,183

SS&C Technologies Holdings, Inc.*	1,150	26,025

Synchronoss Technologies, Inc.*	1,339	31,882

Take-Two Interactive Software, Inc.*	3,401	41,390

Tangoe, Inc.*	1,150	16,618

TeleNav, Inc.*	770	6,083

TiVo, Inc.*	5,420	72,303

Tyler Technologies, Inc.*	1,329	71,832

Ultimate Software Group, Inc.*	1,117	113,420

VASCO Data Security International, Inc.*	955	7,736

Verint Systems, Inc.*	700	23,660

VirnetX Holding Corp.#,*	1,760	61,459

Websense, Inc.*	1,371	20,058

		$1,916,586

TOTAL INFORMATION TECHNOLOGY		$8,463,975

MATERIALS – 5.1%

CHEMICALS – 2.2%

A Schulman, Inc.	1,128	36,265

ADA-ES, Inc.#,*	460	10,911

American Vanguard Corp.	1,104	37,426

Axiall Corp.#	1,360	76,405

Balchem Corp.	1,170	43,758

Description	Number of Shares	Value

Calgon Carbon Corp.*	2,251	$36,106

Chemtura Corp.*	4,120	97,726

Ferro Corp.*	3,032	15,463

Flotek Industries, Inc.#,*	2,060	27,728

FutureFuel Corp.	810	10,327

Hawkins, Inc.	340	13,267

HB Fuller Co.	2,059	80,466

Innophos Holdings, Inc.	995	50,317

Innospec, Inc.	790	31,797

KMG Chemicals, Inc.	10	196

Koppers Holdings, Inc.	834	33,827

Kraton Performance Polymers, Inc.*	1,140	29,925

Landec Corp.*	817	9,641

LSB Industries, Inc.*	741	30,677

Minerals Technologies, Inc.	1,390	57,504

Olin Corp.	3,185	74,083

OM Group, Inc.*	1,486	41,043

OMNOVA Solutions, Inc.*	2,320	18,978

PolyOne Corp.	3,799	82,970

Quaker Chemical Corp.	632	36,131

Sensient Technologies Corp.	2,052	78,181

Spartech Corp.*	2,190	20,871

Stepan Co.	678	39,771

Tredegar Corp.	810	18,476

Zep, Inc.	904	13,198

Zoltek Cos., Inc.#,*	527	4,295

		$1,157,729

CONSTRUCTION MATERIALS – 0.4%

Eagle Materials, Inc.	2,020	130,835

Headwaters, Inc.*	2,195	20,545

Texas Industries, Inc.#,*	990	56,272

United States Lime & Minerals, Inc.*	246	11,328

		$218,980

CONTAINERS & PACKAGING – 0.2%

AEP Industries, Inc.*	147	9,464

Boise, Inc.*	3,180	26,235

Graphic Packaging Holding Co.*	6,470	45,355

Myers Industries, Inc.	1,512	22,347

		$103,401

METALS & MINING – 1.5%

AK Steel Holding Corp.#,*	5,170	20,680

AM Castle & Co.#,*	650	10,952

AMCOL International Corp.	1,120	33,074

Century Aluminum Co.*	2,760	23,764

Coeur d’Alene Mines Corp.*	3,670	79,639

General Moly, Inc.#,*	2,460	9,077

Globe Specialty Metals, Inc.	2,710	41,084

(Wilmington Small-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         51

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Gold Reserve, Inc.*	2,870	$8,323

Gold Resource Corp.#	930	12,741

Golden Minerals Co.#,*	1,130	3,921

Golden Star Resources Ltd.*	11,180	17,776

Haynes International, Inc.	614	31,388

Hecla Mining Co.#	11,128	58,422

Horsehead Holding Corp.*	2,288	22,788

Kaiser Aluminum Corp.	911	56,628

Materion Corp.	772	20,767

McEwen Mining, Inc.#,*	10,990	34,399

Metals USA Holdings Corp.	330	5,933

Midway Gold Corp.*	9,790	12,727

Noranda Aluminum Holding Corp.	870	5,124

Olympic Steel, Inc.	625	13,131

Paramount Gold and Silver Corp.#,*	4,520	9,989

Revett Minerals, Inc.*	2,660	6,091

RTI International Metals, Inc.*	1,442	40,953

Schnitzer Steel Industries, Inc.	1,110	32,279

Stillwater Mining Co.*	5,174	69,642

SunCoke Energy, Inc.*	2,740	45,429

Universal Stainless & Alloy*	226	8,075

US Antimony Corp.#,*	4,400	9,416

US Silica Holdings, Inc.#,*	700	14,049

Vista Gold Corp.#,*	3,460	7,854

Worthington Industries, Inc.	2,239	61,528

		$827,643

PAPER & FOREST PRODUCTS – 0.8%

Buckeye Technologies, Inc.	1,708	49,105

Clearwater Paper Corp.*	1,074	48,663

Deltic Timber Corp.	475	34,466

KapStone Paper and Packaging Corp.*	1,500	36,000

Louisiana-Pacific Corp.*	5,636	109,507

Neenah Paper, Inc.	491	15,192

PH Glatfelter Co.	1,863	34,615

Resolute Forest Products#,*	3,630	49,513

Schweitzer-Mauduit International, Inc.	1,268	51,658

Wausau Paper Corp.	1,710	16,536

		$445,255

TOTAL MATERIALS		$2,753,008

TELECOMMUNICATION SERVICES – 0.7%

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.5%

8x8, Inc.#,*	3,350	22,177

Atlantic Tele-Network, Inc.	400	17,312

Cbeyond, Inc.*	439	3,863

Cincinnati Bell, Inc.*	8,320	39,520

Cogent Communications Group, Inc.	2,023	50,110

Description	Number of Shares	Value

Consolidated Communications Holdings, Inc.	1,522	$26,194

Fairpoint Communications, Inc.#,*	1,780	16,483

General Communication, Inc.*	1,642	13,973

Hawaiian Telcom Holdco, Inc.*	550	11,011

HickoryTech Corp.	790	7,647

IDT Corp.*	1,200	12,264

inContact, Inc.*	2,070	12,213

Iridium Communications, Inc.#,*	1,240	8,680

Lumos Networks Corp.	637	6,185

magicJack VocalTec Ltd.#,*	540	7,101

Neutral Tandem, Inc.*	1,350	3,740

Premiere Global Services, Inc.*	1,350	12,650

Towerstream Corp.#,*	3,390	10,001

Vonage Holdings Corp.*	5,710	14,903

		$296,027

WIRELESS TELECOMMUNICATION SERVICES – 0.2%

Boingo Wireless, Inc.*	1,190	9,211

Comverse, Inc.*	1,033	29,833

Leap Wireless International, Inc.#,*	1,620	9,364

NTELOS Holdings Corp.	637	8,236

Ruckus Wireless, Inc.*	400	9,424

Shenandoah Telecommunications Co.	786	11,523

USA Mobility, Inc.	358	4,138

		$81,729

TOTAL TELECOMMUNICATION SERVICES		$377,756

UTILITIES – 3.3%

ELECTRIC UTILITIES – 1.4%

ALLETE, Inc.	1,576	72,717

Cleco Corp.	2,585	110,509

El Paso Electric Co.	1,630	54,915

Empire District Electric Co.	1,786	37,881

IDACORP, Inc.	1,942	90,128

MGE Energy, Inc.	909	47,623

Otter Tail Corp.	1,520	40,858

PNM Resources, Inc.	2,947	62,948

Portland General Electric Co.	2,997	86,074

UIL Holdings Corp.	2,116	78,736

Unitil Corp.	870	23,299

UNS Energy Corp.	1,485	67,256

		$772,944

GAS UTILITIES – 0.9%

Chesapeake Utilities Corp.	340	16,136

Laclede Group, Inc.	1,068	42,635

New Jersey Resources Corp.	1,727	72,586

Northwest Natural Gas Co.	998	45,329

Piedmont Natural Gas Co., Inc.	3,144	99,853

(Wilmington Small-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

52         PORTFOLIOS OF INVESTMENTS

Wilmington Small-Cap Strategy Fund (continued)

Description	Number of Shares	Value

South Jersey Industries, Inc.	1,151	$62,476

Southwest Gas Corp.	1,848	82,310

WGL Holdings, Inc.	2,040	85,537

		$506,862

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%

Atlantic Power Corp.#	4,990	61,327

Genie Energy Ltd.*	1,200	8,568

Ormat Technologies, Inc.#	820	17,433

		$87,328

MULTI-UTILITIES – 0.5%

Avista Corp.	2,408	62,271

Black Hills Corp.	1,818	73,356

CH Energy Group, Inc.	645	41,925

NorthWestern Corp.	1,589	58,777

		$236,329

WATER UTILITIES – 0.3%

American States Water Co.	817	41,299

Artesian Resources Corp.	630	14,269

Cadiz, Inc.#,*	936	6,505

California Water Service Group	2,100	40,950

Connecticut Water Service, Inc.	363	10,759

Consolidated Water Co. Ltd.	907	8,109

Middlesex Water Co.	1,071	20,681

SJW Corp.	388	10,523

York Water Co.	540	10,206

		$163,301

TOTAL UTILITIES		$1,766,764

TOTAL COMMON STOCKS
(COST $33,816,139)		$52,739,412

INVESTMENT COMPANY – 2.4%

EQUITY FUND – 2.4%

iShares Russell 2000 Index Fund#	14,400	1,290,528

TOTAL INVESTMENT COMPANY
(COST $1,233,086)		$1,290,528

MONEY MARKET FUND – 2.7%

Dreyfus Cash Management Fund, Institutional Shares, 0.05%^	1,452,905	1,452,905

TOTAL MONEY MARKET FUND
(COST $1,452,905)		$1,452,905

RIGHT – 0.0%**

Clinical Data, Inc.*	845	—

TOTAL RIGHT
(COST $0)		$—

Description	Number of Shares	Value

WARRANTS – 0.0%**

Magnum Hunter Resources Corp.#,*	1,145	$160

Vector Group Ltd.*	3,960	—

TOTAL WARRANTS
(COST $0)		$160

TOTAL INVESTMENTS IN SECURITIES – 102.5%
(COST $36,502,130)		$55,483,005
	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 17.2%

REPURCHASE AGREEMENTS – 17.2%

Goldman Sachs & Co., 0.14%, dated 1/31/13, due 2/01/13, repurchase price $2,215,873, collateralized by U.S. Government Securities 0.38% to 6.75%, maturing 10/30/13 to 7/15/32; total market value of $2,260,181	$2,215,864	2,215,864

JP Morgan Securities LLC, 0.20%, dated 1/31/13, due 2/01/13, repurchase price $2,215,876, collateralized by U.S. Government Securities 1.27% to 9.20%, maturing 6/01/13 to 1/01/48; total market value of $2,260,184	2,215,864	2,215,864

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, dated 1/31/13, due 2/01/13, repurchase price $2,215,874, collateralized by U.S. Government Securities 3.50% to 4.50%, maturing 7/20/41 to 1/01/43; total market value of $2,260,181	2,215,864	2,215,864

Mizuho Securities USA, Inc., 0.19%, dated 1/31/13, due 2/01/13, repurchase price $2,215,876, collateralized by U.S. Government Securities 1.77% to 11.00%, maturing 2/01/13 to 6/01/42; total market value of $2,260,181	2,215,864	2,215,864

RBC Capital Markets LLC, 0.12%, dated 1/31/13, due 2/01/13, repurchase price $466,481, collateralized by U.S. Treasury Securities 0.00% to 4.00%, maturing 6/06/13 to 7/15/22; total market value of $475,812	466,479	466,479

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $9,329,935)		$9,329,935

TOTAL INVESTMENTS – 119.7%
(COST $45,832,065)		$64,812,940

COLLATERAL FOR SECURITIES ON LOAN – (17.2%)		(9,329,935)

OTHER LIABILITIES LESS ASSETS – (2.5%)		(1,335,567)

TOTAL NET ASSETS – 100.0%		$54,147,438

(Wilmington Small-Cap Strategy Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         53

Wilmington Small-Cap Strategy Fund (continued)

Cost of investments for Federal income tax purposes is $47,107,934. The net unrealized appreciation/(depreciation) of investments was $17,705,006. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $19,142,845 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,437,839.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$52,739,412	$—	$—	$52,739,412

Investment Company	1,290,528	—	—	1,290,528

Money Market Fund	1,452,905	—	—	1,452,905

Right	—	—	—	—

Warrants	160	—	—	160

Repurchase Agreements	—	9,329,935	—	9,329,935

Total	$55,483,005	$9,329,935	$—	$64,812,940

See Notes to Portfolios of Investments - Wilmington Funds

January 31, 2013 (unaudited)

    NOTES TO PORTFOLIOS OF INVESTMENTS - EQUITY FUNDS

^	7-Day net yield.

§	Affiliated company. See Note 3 in Notes to Portfolios of Investments - Wilmington Funds.

††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments - Wilmington Funds. At January 31, 2013, the value of these securities amounted to:

Fund	Amount	Percentage of Total Net Assets
Wilmington Small-Cap Strategy Fund	$178	0.0%

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments - Wilmington Funds.

*	Non-income producing security.

**	Represents less than 0.05%.

         The following acronyms are used throughout this report:

ADR – American Depositary Receipt

LLC – Limited Liability Corporation

LP – Limited Partnership

PLC – Public Company Limited

REIT – Real Estate Investment Trust

January 31, 2013 (unaudited)

Wilmington Multi-Manager International Fund

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 85.0%

ARGENTINA – 0.1%

Banco Macro SA ADR*	3,500	$58,275

BBVA Banco Frances SA ADR*	5,120	24,269

Cresud SACIF y A ADR	9,926	94,793

Grupo Financiero Galicia SA ADR#	10,400	69,056

Petrobras Argentina SA ADR	33,036	177,734

Telecom Argentina SA ADR	15,650	248,366

TOTAL ARGENTINA		$672,493

AUSTRALIA – 2.3%

AGL Energy Ltd.	4,217	67,721

ALS Ltd.	3,085	36,192

Alumina Ltd.*	31,910	36,770

Alumina Ltd. ADR	4,000	18,160

Amcor Ltd.	12,817	112,270

APA Group	5,889	35,434

Arrium Ltd.	208,000	207,141

Asciano Ltd.	34,831	175,433

ASX Ltd.	1,019	37,191

Aurizon Holdings Ltd.	14,150	58,580

Australia & New Zealand Banking Group Ltd.	13,852	383,943

Bank of Queensland Ltd.	7,786	66,740

Bendigo and Adelaide Bank Ltd.	50,086	481,556

BHP Billiton Ltd.	11,312	442,118

BlueScope Steel Ltd.*	20,120	71,126

Boral Ltd.	21,033	107,692

Brambles Ltd.	12,481	105,553

Brickworks Ltd.	1,116	14,687

Caltex Australia Ltd.	2,778	56,258

Challenger Ltd.	51,900	208,366

Coca-Cola Amatil Ltd.	1,210	17,463

Cochlear Ltd.	324	27,276

Commonwealth Bank of Australia	4,955	333,017

Crown Ltd.	3,732	45,105

CSL Ltd.	4,777	273,680

Downer EDI Ltd.*	63,750	299,152

Echo Entertainment Group Ltd.	27,058	101,578

Fairfax Media Ltd.#	86,793	48,874

First Quantum Minerals Ltd.	4,625	93,251

Fortescue Metals Group Ltd.#	6,140	29,965

Goodman Fielder Ltd.*	163,900	113,658

Description	Number of Shares	Value

GrainCorp Ltd.	3,989	$50,208

Harvey Norman Holdings Ltd.#	9,633	19,689

Incitec Pivot Ltd.	36,866	124,173

Insurance Australia Group Ltd.	19,936	104,362

Leighton Holdings Ltd.	3,545	76,448

Lend Lease Group	35,336	381,747

Macquarie Group Ltd.	17,588	706,117

Metcash Ltd.	50,197	199,436

National Australia Bank Ltd.	29,178	832,475

Newcrest Mining Ltd.	32,992	805,052

Orica Ltd.	3,980	106,373

Origin Energy Ltd.	33,703	442,480

OZ Minerals Ltd.	13,842	100,175

Primary Health Care Ltd.	6,279	29,465

Qantas Airways Ltd.*	37,254	59,438

QBE Insurance Group Ltd.	5,491	68,254

Ramsay Health Care Ltd.	1,156	35,610

Rio Tinto Ltd.	7,935	549,102

Santos Ltd.	27,989	349,075

Shopping Centres Australasia Property Group	2,111	3,588

Sims Metal Management Ltd.	5,437	53,295

Suncorp Group Ltd.	35,360	390,857

TABCORP Holdings Ltd.	22,564	71,765

Tatts Group Ltd.	42,161	143,327

Toll Holdings Ltd.	7,667	42,134

Transurban Group	8,432	53,636

Treasury Wine Estates Ltd.	10,695	52,975

Wesfarmers Ltd.	35,001	1,372,359

Westpac Banking Corp.	8,722	255,031

Woodside Petroleum Ltd.	6,510	240,792

Woolworths Ltd.	10,557	343,915

WorleyParsons Ltd.	919	24,179

TOTAL AUSTRALIA		$12,193,482

AUSTRIA – 0.4%

Andritz AG	569	37,466

Erste Group Bank AG*	35,353	1,189,730

OMV AG	10,903	449,449

Raiffeisen International Bank Holding AG	2,579	115,750

Telekom Austria AG	6,978	51,665

Voestalpine AG	4,500	164,788

TOTAL AUSTRIA		$2,008,848

(Wilmington Multi-Manager International Fund continued next page)

January 31, 2013 (unaudited)

56         PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

BELGIUM – 1.1%

Ageas	5,970	$197,017

Anheuser-Busch InBev NV	46,490	4,033,606

Belgacom SA	655	19,993

Delhaize Group SA	6,700	317,629

Delhaize Group SA ADR	2,400	113,640

KBC Groep NV	10,874	428,691

Mobistar SA	1,115	30,642

Solvay SA	2,239	352,043

Telenet Group Holding NV*	726	34,354

UCB SA	4,762	274,894

Umicore SA	1,261	65,662

TOTAL BELGIUM		$5,868,171

BERMUDA – 0.0%**

Seadrill Ltd.	3,421	135,452

Shangri-La Asia Ltd.	2,000	4,735

TOTAL BERMUDA		$140,187

BOTSWANA – 0.1%

Barclays Bank of Botswana Ltd.	100,300	86,439

Botswana Insurance Hldgs. Ltd.	60,900	77,814

First National Bank of Botswana	274,700	101,901

Sechaba Breweries Ltd.††	61,203	120,473

Standard Chartered Bank Botswana Ltd.	41,700	54,010

TOTAL BOTSWANA		$440,637

BRAZIL – 0.7%

All America Latina Logistica SA	11,400	49,634

Banco Do Brasil SA	12,367	151,533

Banco Santander Brasil SA	11,000	80,925

BM&FBovespa SA	21,807	152,655

BR Malls Participacoes SA	5,800	75,087

BRF - Brasil Foods SA	8,856	194,522

CCR SA	20,900	215,680

Centrais Eletricas Brasileiras SA	12,500	44,693

Cia de Saneamento Basico do Estado de Sao Paulo	6,100	274,773

Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,800	213,648

Cia de Saneamento de Minas Gerais-COPASA*	10,400	253,087

Cia Energetica de Minas Gerais	2,453	26,521

Cia Siderurgica Nacional SA	10,200	55,063

Cielo SA	7,224	204,311

Cosan SA Industria e Comercio	3,000	70,806

CPFL Energia SA	4,800	48,932

Cyrela Brazil Realty SA Empreendimentos e Participacoes	7,500	66,098

Description	Number of Shares	Value

EDP – Energias do Brasil SA	10,300	$63,051

Embraer SA	19,600	161,910

Fibria Celulose SA*	2,086	25,560

Gafisa SA*	28,700	71,629

LLX Logistica SA*	13,400	15,006

Localiza Rent a Car SA	4,800	88,222

Lojas Renner SA	2,500	100,070

Marfrig Alimentos SA*	5,050	25,994

MRV Engenharia e Participacoes SA	6,600	37,783

Natura Cosmeticos SA	3,600	97,080

OGX Petroleo e Gas Participacoes SA*	13,400	27,589

Oi SA	9,480	48,320

PDG Realty SA Empreendimentos e Participacoes	37,100	58,873

Souza Cruz SA	5,500	91,006

Tim Participacoes SA	25,006	110,504

Totvs SA	4,400	95,828

Tractebel Energia SA	4,800	85,305

Ultrapar Participacoes SA	4,000	96,558

Weg SA	7,900	100,210

TOTAL BRAZIL		$3,578,466

BRITISH VIRGIN ISLANDS – 0.0%**

Arcos Dorados Holdings, Inc.	7,400	101,676

Arcos Dorados Holdings, Inc.#	2,300	31,602

TOTAL BRITISH VIRGIN ISLANDS		$133,278

BULGARIA – 0.0%**

Central Cooperative Bank AD*	20,482	14,360

Chimimport AD*	10,600	11,957

Doverie Holding AD*	11,040	6,445

Olovno Tzinkov Komplex AD*	900	61

Petrol AD*	37,250	116,362

Sopharma AD Sofia	14,000	22,926

TOTAL BULGARIA		$172,111

CANADA – 3.9%

Agrium, Inc.	1,342	152,243

Alimentation Couche Tard, Inc.	1,400	68,302

Atco Ltd.	1,600	134,269

Athabasca Oil Sands Corp.*	3,780	40,135

AuRico Gold, Inc.*	95	668

Bank of Montreal	3,900	246,301

Bank of Nova Scotia	8,148	479,126

Barrick Gold Corp.	24,636	786,381

Barrick Gold Corp.	1,548	49,293

Baytex Energy Corp.	436	20,047

Bell Aliant, Inc.	1,300	33,849

Bombardier, Inc.	8,100	31,754

Bonavista Energy Corp.	1,621	21,908

(Wilmington Multi-Manager International Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         57

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Brookfield Asset Management, Inc.	2,553	$94,221

CAE, Inc.	1,400	15,117

Cameco Corp.	8,100	174,555

Cameco Corp.	1,611	34,727

Canadian Imperial Bank of Commerce	7,000	583,918

Canadian National Railway Co.	3,392	325,563

Canadian Natural Resources Ltd.	28,253	853,806

Canadian Natural Resources Ltd.	5,353	161,653

Canadian Pacific Railway Ltd.	1,577	182,065

Canadian Tire Corp. Ltd.	6,773	471,407

Canadian Utilities Ltd.	698	53,361

Cenovus Energy, Inc.	7,230	240,009

CGI Group, Inc.*	1,400	37,562

Crescent Point Energy Corp.	4,500	174,063

Dorel Industries, Inc.	8,700	346,988

Eldorado Gold Corp.	2,689	30,061

Empire Co. Ltd.	8,000	482,695

Enbridge, Inc.	7,070	310,828

Enerplus Corp.	1,090	14,633

Ensign Energy Services, Inc.	2,332	39,841

Fairfax Financial Holdings Ltd.	450	161,520

Finning International, Inc.	1,116	28,577

Franco-Nevada Corp.	1,300	69,484

Genworth MI Canada, Inc.	1,061	25,647

George Weston Ltd.	1,300	93,662

Gildan Activewear, Inc.	600	22,083

Goldcorp, Inc.	20,937	738,867

Goldcorp, Inc.	6,240	219,783

Husky Energy, Inc.	8,900	277,512

IAMGOLD Corp.	8,324	68,673

Imperial Oil Ltd.	2,819	123,794

Industrial Alliance Insurance & Financial Services, Inc.	1,794	62,684

Inmet Mining Corp.	2,564	185,089

Intact Financial Corp.	1,031	67,872

Kinross Gold Corp.	14,013	114,925

Laurentian Bank of Canada	5,700	252,025

Loblaw Cos. Ltd.	2,618	105,150

Lundin Mining Corp.*	45,100	231,966

Magna International, Inc.	16,420	858,206

Manulife Financial Corp.	45,835	661,744

Metro, Inc.	4,500	279,367

National Bank of Canada	3,400	270,391

New Gold, Inc.*	3,377	32,808

Nexen, Inc.	10,229	273,621

Onex Corp.	500	21,787

Open Text Corp.*	300	17,500

Description	Number of Shares	Value

Pan American Silver Corp.	600	$10,479

Pan American Silver Corp.	589	10,313

Pembina Pipeline Corp.	1,266	36,734

Pengrowth Energy Corp.	6,876	31,368

Penn West Petroleum Ltd.	6,303	63,763

Penn West Petroleum Ltd.	3,500	35,420

PetroBakken Energy Ltd.	3,400	29,998

Potash Corp. of Saskatchewan, Inc.	38,713	1,645,303

Potash Corp. of Saskatchewan, Inc.	208	8,836

Power Corp. of Canada	1,700	44,707

Power Financial Corp.	3,300	94,593

Precision Drilling Corp.	8,400	76,976

Precision Drilling Corp.	3,100	28,365

Quebecor, Inc.	1,300	54,794

Research In Motion Ltd.*	14,400	186,533

Research In Motion Ltd.#,*	6,472	84,007

Ritchie Bros Auctioneers, Inc.	500	10,908

Rogers Communications, Inc.	3,598	167,202

RONA, Inc.	13,800	167,554

Royal Bank of Canada	4,300	267,812

Saputo, Inc.	800	39,783

Shaw Communications, Inc.	3,600	84,243

Sherritt International Corp.	44,900	264,700

Shoppers Drug Mart Corp.	1,200	49,810

Silver Wheaton Corp.	2,876	100,086

SNC-Lavalin Group, Inc.	800	35,733

Sun Life Financial, Inc.	8,575	250,183

Sun Life Financial, Inc.#	7,100	206,894

Suncor Energy, Inc.	39,752	1,351,106

Suncor Energy, Inc.	1,728	58,787

Talisman Energy, Inc.	27,890	348,415

Talisman Energy, Inc.	2,300	28,796

Teck Resources Ltd.	14,998	547,277

Teck Resources Ltd.	4,400	160,357

TELUS Corp.	1,181	79,475

Thomson Reuters Corp.	8,775	268,775

Thomson Reuters Corp.	1,100	33,704

Tim Hortons, Inc.	800	40,112

Toronto-Dominion Bank	2,700	225,469

Tourmaline Oil Corp.*	1,041	35,330

TransAlta Corp.	9,800	157,601

Transcontinental, Inc.	18,800	218,837

Uranium One, Inc.*	8,600	23,453

Valeant Pharmaceuticals International, Inc.*	2,663	176,590

Vermilion Energy, Inc.	982	50,370

Yamana Gold, Inc.	26,386	431,213

TOTAL CANADA		$20,278,850

(Wilmington Multi-Manager International Fund continued next page)

January 31, 2013 (unaudited)

58         PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

CAYMAN ISLANDS – 0.2%

Chaowei Power Holdings Ltd.	227,000	$115,616

China Mengniu Dairy Co. Ltd.	36,000	105,140

Sands China Ltd.	22,000	110,916

Tianneng Power International Ltd.	428,000	301,323

Veripos, Inc.	270	993

Want Want China Holdings Ltd.	143,000	189,919

Wynn Macau Ltd.*	20,000	56,090

TOTAL CAYMAN ISLANDS		$879,997

CHILE – 0.7%

Administradora de Fondos de Pensiones Provida SA	14,200	104,549

AES Gener SA	101,000	69,382

Antarchile SA	8,664	148,536

Banco de Chile	1,936,427	322,122

Banco de Credito e Inversiones	1,979	154,549

Banco Santander Chile	876,218	66,725

Banco Santander Chile ADR	4,272	129,014

Capital SA	2,590	95,742

Cencosud SA	41,800	259,669

Cia Cervecerias Unidas SA ADR	3,500	111,825

Cia General de Electricidad SA	7,900	45,818

Colbun SA*	322,547	101,733

Empresa Nacional de Electricidad SA ADR	3,400	175,474

Empresas CMPC SA	43,750	169,560

Empresas COPEC SA	17,346	268,666

Enersis SA	459,155	182,892

ENTEL Chile SA	3,669	79,514

Lan Airlines SA	9,926	245,359

Parque Arauco SA	28,900	78,624

Quinenco SA	31,602	107,285

SACI Falabella	30,748	357,357

Sociedad Matriz SAAM SA	373,941	47,566

Sonda SA	39,007	132,432

Vina Concha y Toro SA ADR	1,100	43,978

TOTAL CHILE		$3,498,371

CHINA – 2.7%

Agricultural Bank of China Ltd.	270,000	146,917

Aluminum Corp. of China Ltd.*	142,000	68,479

Anhui Conch Cement Co. Ltd.	28,500	111,899

Baidu, Inc. ADR*	10,350	1,120,905

Bank of China Ltd.	1,837,000	904,833

Bank of Communications Co. Ltd.#,*	78,800	66,857

Beijing Capital International Airport Co. Ltd.	90,000	74,967

Byd Co. Ltd.*	42,500	142,207

China BlueChemical Ltd.	236,000	169,497

Description	Number of Shares	Value

China Citic Bank Corp. Ltd.*	156,000	$106,408

China Coal Energy Co. Ltd.	75,000	83,651

China Communications Construction Co. Ltd.	96,000	97,419

China Construction Bank Corp.•,Ω	823,810	710,639

China COSCO Holdings Co. Ltd.#,*	135,500	70,411

China Eastern Airlines Corp. Ltd.#,*	74,000	33,682

China Huiyuan Juice Group Ltd.*	29,000	10,283

China International Marine Containers Group Co. Ltd.*	39,000	82,974

China Merchants Bank Co. Ltd.	55,552	133,089

China Minsheng Banking Corp. Ltd.#	89,500	128,559

China Mobile Ltd.	262,000	2,879,994

China Oilfield Services Ltd.	30,000	64,987

China Overseas Land & Investment Ltd.	52,320	162,248

China Pacific Insurance Group Co. Ltd.	98,000	382,882

China Petroleum & Chemical Corp.	594,000	720,729

China Railway Construction Corp. Ltd.*	89,400	96,600

China Resources Land Ltd.	28,000	85,205

China Shenhua Energy Co. Ltd.	52,000	223,612

China Shipping Development Co. Ltd.	112,000	61,665

Chongqing Machinery & Electric Co. Ltd.	1,156,000	201,228

Ctrip.com International Ltd. ADR#,*	2,800	55,468

Datang International Power Generation Co. Ltd.	132,000	58,040

Dongfeng Motor Group Co. Ltd.	94,000	153,447

Focus Media Holding, Ltd. ADR#	3,300	83,457

Golden Eagle Retail Group Ltd.#	53,000	114,127

Guangzhou Automobile Group Co. Ltd.	64,974	54,373

Hengan International Group Co. Ltd.	13,000	130,412

Industrial & Commercial Bank of China	810,000	609,949

Inner Mongolia Yitai Coal Co.	6,600	38,465

Intime Department Store Group Co. Ltd.#	35,000	46,032

Jiangxi Copper Co. Ltd.*	20,000	54,285

NetEase, Inc. ADR*	1,600	74,272

New Oriental Education & Technology Group ADR	10,800	184,356

Parkson Retail Group Ltd.	84,000	64,770

PetroChina Co. Ltd.	1,340,000	1,910,978

Ping An Insurance Group Co.	22,000	197,295

Shandong Weigao Group Medical Polymer Co. Ltd.#	64,000	61,727

Shanghai Electric Group Co. Ltd.	90,000	37,251

Shanghai Zhenhua Heavy Industries Co. Ltd.*	62,400	25,584

SINA Corp.*	1,000	54,930

SINA Corp.*	900	49,437

Sinopec Shanghai Petrochemical Co. Ltd.	54,000	20,053

(Wilmington Multi-Manager International Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         59

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Sohu.com, Inc.*	1,300	$62,244

Tencent Holdings Ltd.	13,800	482,931

Tingyi Cayman Islands Holding Corp.	44,000	123,682

Wumart Stores, Inc.	27,000	53,754

Yangzijiang Shipbuilding Holdings Ltd.	93,000	73,640

Yantai Changyu Pioneer Wine Co. Ltd.	9,100	56,216

Yanzhou Coal Mining Co. Ltd.	104,000	177,817

ZTE Corp.#	43,840	84,793

TOTAL CHINA		$14,336,611

COLOMBIA – 0.3%

Almacenes Exito SA	9,203	172,095

Banco de Bogota SA	2,920	92,070

BanColombia SA ADR	3,100	215,481

Cementos Argos SA	7,800	48,063

Corp. Financiera Colombiana SA	2,416	47,628

Ecopetrol SA	96,190	306,112

Empresa de Energia de Bogota SA	117,410	88,616

Grupo Argos SA	10,800	142,223

Grupo Aval Acciones y Valores	107,700	76,434

Grupo de Inversiones Suramericana SA	5,600	118,913

Grupo Nutresa SA	13,178	184,821

Grupo Odinsa SA	5,784	27,170

Interconexion Electrica SA ESP	25,278	142,236

Isagen SA ESP	46,200	63,754

TOTAL COLOMBIA		$1,725,616

CROATIA – 0.1%

Atlantska Plovidba DD*	562	23,821

Ericsson Nikola Tesla	200	51,148

Hrvatski Telekom DD	5,250	202,853

Koncar-Elektroindustrija DD	920	108,119

Petrokemija DD*	1,500	63,500

Podravka DD*	1,000	47,416

Privredna Banka Zagreb DD	830	79,125

Tankerska Plovidba DD*	40	2,754

VIRO Tvornica Secera	370	40,768

Zagrebacka Banka DD	3,000	19,819

TOTAL CROATIA		$639,323

CZECH REPUBLIC – 0.2%

CEZ AS	17,230	558,012

Komercni Banka AS	2,150	434,320

Telefonica Czech Republic AS*	10,352	178,996

Unipetrol AS*	15,989	144,154

TOTAL CZECH REPUBLIC		$1,315,482

DENMARK – 1.4%

AP Moeller - Maersk A/S	41	327,421

Description	Number of Shares	Value

AP Moeller - Maersk A/S	10	$75,637

Carlsberg A/S	3,827	409,536

Coloplast A/S	685	36,153

Danske Bank A/S*	22,725	435,914

DSV A/S	1,213	31,127

H Lundbeck A/S	9,528	150,688

Novo-Nordisk A/S	30,080	5,534,584

Novozymes A/S	1,740	57,127

TDC A/S	19,472	149,016

TrygVesta A/S	98	7,714

William Demant Holding A/S*	139	12,191

TOTAL DENMARK		$7,227,108

EGYPT – 0.3%

Alexandria Mineral Oils Co.	4,000	40,910

Commercial International Bank Egypt SAE	48,170	254,078

Eastern Tobacco	6,070	90,329

Egyptian Financial Group-Hermes Holding*	19,750	31,793

Egyptian International Pharmaceutical Industrial Co.	8,690	51,776

Egyptian Kuwaiti Holding Co. SAE	77,173	97,238

ElSwedy Electric Co.	6,134	20,543

Ezz Steel	26,500	39,384

Juhayna Food Industries	95,000	122,938

Misr Beni Suef Cement Co.	5,875	60,367

Orascom Construction Industries*	6,720	259,055

Orascom Telecom Holding SAE*	324,755	213,756

Orascom Telecom Media And Technology Holding SAE	224,975	19,096

Sidi Kerir Petrochemicals Co.	29,750	58,213

Talaat Moustafa Group*	110,387	69,534

Telecom Egypt Co.	49,980	107,921

TOTAL EGYPT		$1,536,931

ESTONIA – 0.1%

AS Merko Ehitus*	4,300	35,615

AS Tallinna Vesi	5,400	74,054

Nordecon AS*	12,000	20,367

Olympic Entertainment Group AS	42,630	101,873

Tallink Group AS*	306,420	383,602

Tallinna Kaubamaja AS	11,600	91,510

TOTAL ESTONIA		$707,021

FINLAND – 0.1%

Fortum OYJ	1,621	30,396

Kesko OYJ	1,647	54,029

Kone OYJ	1,516	125,049

Neste Oil OYJ	921	14,694

Nokian Renkaat OYJ	1,315	56,582

(Wilmington Multi-Manager International Fund continued next page)

January 31, 2013 (unaudited)

60         PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Stora Enso OYJ	19,709	$140,628

UPM-Kymmene OYJ	16,967	207,224

Wartsila OYJ Abp	1,520	72,338

TOTAL FINLAND		$700,940

FRANCE – 6.5%

Accor SA	33,589	1,311,197

Air France-KLM*	275	2,994

Air Liquide SA	1,876	239,795

Alstom SA	845	37,506

Arkema SA	3,000	342,164

AtoS	272	19,899

AXA SA	220,695	4,087,332

BNP Paribas SA	24,214	1,519,273

Bollore SA	165	59,481

Bouygues SA	3,676	104,367

Bureau Veritas SA	382	45,752

Capital Gemini SA	2,818	135,851

Casino Guichard Perrachon SA	1,867	182,900

Christian Dior SA	241	42,114

Cie de St-Gobain	30,311	1,249,908

Cie Generale de Geophysique - Veritas*	2,914	84,651

Cie Generale de Geophysique - Veritas ADR*	1,200	34,836

Cie Generale des Etablissements Michelin	2,208	205,453

Cie Generale d’Optique Essilor International SA	14,294	1,457,367

Ciments Francais SA	373	22,654

CNP Assurances	6,904	114,225

Credit Agricole SA*	49,141	485,745

Danone	30,602	2,120,770

Dassault Systemes SA	446	49,585

Edenred	1,941	62,224

Electricite de France SA	8,034	154,300

Eutelsat Communications SA	577	19,829

France Telecom SA	65,198	740,249

GDF Suez	52,963	1,086,601

Gemalto NV	596	53,070

Hermes International	4	1,301

Iliad SA	79	14,642

JCDecaux SA	25,724	719,688

Lafarge Cement WAPCO Nigeria PLC	155,000	64,604

Lafarge SA	5,924	362,201

Lagardere SCA	3,846	139,064

Legrand SA	15,142	687,208

L’Oreal SA	14,258	2,117,918

LVMH Moet Hennessy Louis Vuitton SA	1,667	314,278

Metropole Television SA	132	2,211

National Societe Generale Bank SAE	7,245	39,369

Description	Number of Shares	Value

Natixis	49,439	$196,080

Pernod-Ricard SA	18,414	2,305,219

Peugeot SA*	6,771	52,808

PPR	249	53,553

Publicis Groupe SA	1,378	90,287

Renault SA	7,079	426,908

Rexel SA	4,404	93,672

Sa des Ciments Vicat	165	10,515

Safran SA	1,839	84,435

Sanofi-Aventis SA	20,033	1,954,639

Schneider Electric SA	34,142	2,600,668

SCOR SE	32,167	925,933

Societe BIC SA	157	21,138

Societe Generale SA*	23,041	1,041,004

Sodexo	699	62,242

Suez Environnement Co.	53,595	709,589

Technip SA	714	77,421

Total SA	29,331	1,590,228

Vallourec SA	584	31,754

Veolia Environnement SA	6,814	87,857

Video Futur Entertainment Group SA*	4,954	942

Vivendi SA	66,271	1,420,819

Zodiac Aerospace	299	32,714

TOTAL FRANCE		$34,405,001

GERMANY – 5.5%

Adidas AG	1,754	163,018

Allianz SE	28,692	4,104,199

BASF SE	8,712	883,159

Bayer AG	15,656	1,545,000

Bayerische Motoren Werke AG	3,225	324,694

Brenntag AG	209	29,783

Celesio AG	1,825	33,155

Commerzbank AG*	108,548	237,881

Continental AG	451	52,939

Daimler AG	58,204	3,388,364

Deutsche Bank AG	18,839	977,391

Deutsche Bank AG	11,251	581,227

Deutsche Boerse AG	13,704	901,611

Deutsche Lufthansa AG	6,051	120,159

Deutsche Post AG	14,181	333,013

Deutsche Telekom AG ADR	29,100	356,766

Deutsche Telekom AG	27,879	342,729

E.ON AG	45,457	790,339

Fraport AG Frankfurt Airport Services Worldwide	520	31,526

Freenet AG#	12,600	271,421

Fresenius Medical Care AG & Co. KGaA	7,805	550,332

(Wilmington Multi-Manager International Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         61

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Fresenius SE & Co. KGaA	11,945	$1,454,017

GEA Group AG	1,277	46,295

HeidelbergCement AG	3,724	234,567

Henkel AG & Co. KGaA	1,303	96,722

Hochtief AG*	458	29,868

Kabel Deutschland Holding AG	672	54,491

Lanxess AG	790	66,719

Linde AG	16,118	2,941,328

Merck KGaA	487	67,745

Metro AG	4,654	143,667

Muenchener Rueckversicherungs AG	10,431	1,916,978

Rheinmetall AG	4,100	218,280

RWE AG	10,674	401,531

Salzgitter AG	1,130	52,657

SAP AG	51,063	4,183,549

Siemens AG	2,388	262,116

Suedzucker AG	389	16,648

ThyssenKrupp AG*	1,011	24,558

United Internet AG	702	16,323

Volkswagen AG	2,985	689,214

TOTAL GERMANY		$28,935,979

GHANA – 0.1%

Aluworks Ghana Ltd.*	232,000	7,313

CAL Bank Ltd.	498,146	122,999

Ghana Commercial Bank Ltd.	106,696	144,616

HFC Bank Ghana Ltd.	243,750	52,502

Produce Buying Co. Ltd.††	162,500	15,366

Standard Chartered Bank Ghana Ltd.	13,200	80,095

TOTAL GHANA		$422,891

GREECE – 0.0%**

Hellenic Petroleum SA	12,659	141,975

National Bank of Greece SA*	17,182	27,296

TOTAL GREECE		$169,271

HONG KONG – 1.8%

AIA Group Ltd.	153,400	610,206

ASM Pacific Technology Ltd.	1,100	13,900

Bank of East Asia Ltd.	13,200	54,295

Beijing Enterprises Holdings Ltd.	11,500	82,816

Belle International Holdings Ltd.	55,000	122,263

Chaoda Modern Agriculture Holdings Ltd.*	98,140	—

Cheung Kong Holdings Ltd.	142,000	2,329,010

Cheung Kong Infrastructure Holdings Ltd.	3,000	19,032

China Agri-Industries Holdings Ltd.	145,000	88,435

China Green Holdings Ltd.*	45,000	9,458

China Life Insurance Co. Ltd.	82,000	274,905

Description	Number of Shares	Value

China Merchants Holdings International Co. Ltd.	18,000	$63,827

China Resources Enterprise Ltd.	26,000	93,200

China Resources Power Holdings Co. Ltd.	39,600	109,526

China Southern Airlines Co. Ltd.	81,000	48,671

China Telecom Corp. Ltd.	332,000	180,653

China Unicom Hong Kong Ltd.	118,652	190,629

China Yurun Food Group Ltd.*	106,000	78,044

CLP Holdings Ltd.	9,000	76,534

CNOOC Ltd.	207,000	427,591

COSCO Pacific Ltd.	38,000	61,640

Galaxy Entertainment Group Ltd.*	14,000	63,092

Global Bio-Chem Technology Group Co. Ltd.*	282,000	33,453

Hang Lung Group Ltd.	5,000	30,334

Hang Lung Properties Ltd.	155,000	584,593

Harbin Electric Co. Ltd.	24,000	21,724

Henderson Land Development Co. Ltd.	46,116	331,804

HKT Trust / HKT Ltd.	346	323

Hong Kong & China Gas Co. Ltd.	48,750	138,291

Hong Kong Exchanges and Clearing Ltd.	4,200	79,663

Hongkong & Shanghai Hotels	6,000	10,367

Hopewell Holdings Ltd.	10,000	41,262

Huabao International Holdings Ltd.	285,000	155,079

Hutchison Whampoa Ltd.	44,400	496,361

Hysan Development Co. Ltd.	8,000	40,282

Johnson Electric Holdings Ltd.	333,000	235,299

Kerry Properties Ltd.	5,000	27,013

Kingboard Chemical Holdings Ltd.	113,500	374,655

Kunlun Energy Co. Ltd.	54,000	112,242

Lenovo Group Ltd.	118,000	122,787

MGM China Holdings Ltd.*	17,600	41,666

MTR Corp. Ltd.	5,500	22,694

New World Development Co. Ltd.	149,913	275,648

Nine Dragons Paper Holdings Ltd.	93,000	81,543

Noble Group Ltd.	66,000	65,059

Orient Overseas International Ltd.	5,500	38,544

PICC Property & Casualty Co. Ltd.	58,000	88,248

Shanghai Industrial Holdings Ltd.	13,000	46,181

Sino-Forest Corp.*	2,022	—

Sun Hung Kai Properties Ltd.	45,000	738,647

Wharf Holdings Ltd.	28,000	247,311

Wheelock & Co. Ltd.	36,000	202,852

Zijin Mining Group Co. Ltd.	90,000	34,698

TOTAL HONG KONG		$9,716,350

HUNGARY – 0.4%

EGIS Pharmaceuticals PLC	3,690	317,120

(Wilmington Multi-Manager International Fund continued next page)

January 31, 2013 (unaudited)

62         PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

FHB Mortgage Bank PLC*	2,400	$4,679

Magyar Telekom Telecommunications PLC	120,110	226,906

MOL Hungarian Oil and Gas PLC	5,713	492,302

OTP Bank Nyrt	27,090	582,565

Richter Gedeon Nyrt	2,240	386,416

TOTAL HUNGARY		$2,009,988

INDIA – 0.5%

GAIL India Ltd. GDR#	1,770	68,334

ICICI Bank Ltd. ADR	6,300	288,540

Infosys Ltd. ADR#	12,568	662,585

Niko Resources Ltd.*	13,505	140,954

Reliance Industries Ltd. GDR•,Ω	16,661	555,461

State Bank of India GDR	1,710	156,758

Tata Motors Ltd. ADR	21,790	602,058

Tata Steel Ltd. GDR	38,100	290,132

Wipro Ltd. ADR#	13,466	127,523

TOTAL INDIA		$2,892,345

INDONESIA – 0.7%

Adaro Energy Tbk PT	719,000	121,802

AKR Corporindo Tbk PT	143,500	57,091

Aneka Tambang Persero Tbk PT	190,000	26,530

Astra International Tbk PT	449,500	339,202

Bank Central Asia Tbk PT	333,500	330,418

Bank Danamon Indonesia Tbk PT	81,122	50,805

Bank Mandiri Persero Tbk PT	206,500	191,871

Bank Negara Indonesia Persero Tbk PT	272,000	109,610

Bank Rakyat Indonesia Persero Tbk PT	231,500	188,955

Barito Pacific Tbk PT*	269,000	11,047

Bumi Resources Tbk PT	1,083,000	75,610

Charoen Pokphand Indonesia Tbk PT	200,000	79,569

Gudang Garam Tbk PT	18,000	95,821

Indo Tambangraya Megah Tbk PT	21,000	89,369

Indocement Tunggal Prakarsa Tbk PT	70,000	156,314

Indofood Sukses Makmur Tbk PT	148,000	91,930

Indosat Tbk PT	70,500	49,220

Kalbe Farma Tbk PT	870,000	97,361

Lippo Karawaci Tbk PT	501,000	52,980

Perusahaan Gas Negara Persero Tbk PT	588,000	282,228

Semen Gresik Persero Tbk PT	129,500	209,407

Surya Semesta Internusa Tbk PT	410,000	58,511

Tambang Batubara Bukit Asam Persero Tbk PT	29,000	46,150

Telekomunikasi Indonesia Persero Tbk PT	334,500	333,126

Timah Persero Tbk PT	1,059,500	179,484

Unilever Indonesia Tbk PT	49,000	110,929

United Tractors Tbk PT	75,500	153,093

Description	Number of Shares	Value

XL Axiata Tbk PT	70,000	$35,934

TOTAL INDONESIA		$3,624,367

IRELAND – 0.4%

Bank Of Ireland*	100,824	19,576

CRH PLC	81,083	1,751,492

CRH PLC ADR	6,847	147,347

Elan Corp. PLC*	3,601	37,766

James Hardie Industries SE	2,466	26,230

Kerry Group PLC	1,457	76,461

Permanent TSB Group Holdings PLC*	38,000	2,115

Prothena Corp. PLC*	87	523

TOTAL IRELAND		$2,061,510

ISRAEL – 0.4%

Bank Hapoalim BM*	49,877	209,916

Bank Leumi Le-Israel BM*	55,972	186,523

Discount Investment Corp.*	10,300	33,435

Israel Chemicals Ltd.	52,693	698,122

Israel Discount Bank Ltd.*	45,421	75,926

NICE Systems Ltd. ADR*	1,030	37,997

Teva Pharmaceutical Industries Ltd. ADR	14,972	568,786

Teva Pharmaceutical Industries Ltd.	10,501	390,142

TOTAL ISRAEL		$2,200,847

ITALY – 0.6%

Atlantia SpA	1,615	29,888

Banca Monte dei Paschi di Siena SpA#,*	101,271	33,909

Banco Popolare SC*	53,365	111,224

Enel SpA	131,781	574,727

ENI SpA	30,317	761,125

Exor SpA	1,244	36,805

Fiat Industrial SpA	2,965	38,185

Fiat SpA*	27,835	170,074

Finmeccanica SpA*	6,450	42,388

Intesa Sanpaolo SpA	25,562	52,131

Luxottica Group SpA	672	30,922

Mediaset SpA#	13,498	35,482

Mediobanca SpA	11,562	85,009

Milano Assicurazioni SpA*	19,800	11,098

Pirelli & C SpA	1,489	18,267

Prysmian SpA	1,573	33,660

Saipem SpA	1,916	54,372

Telecom Italia SpA	189,456	188,301

Telecom Italia SpA ADR	6,400	63,232

UniCredit SpA*	104,438	674,425

Unione di Banche Italiane SCPA	42,922	224,141

TOTAL ITALY		$3,269,365

(Wilmington Multi-Manager International Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         63

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

JAPAN – 9.9%

ABC-Mart, Inc.	100	$3,806

Aeon Co. Ltd.	13,900	157,780

Aeon Mall Co. Ltd.	400	9,645

Aisin Seiki Co. Ltd.	2,200	71,886

Ajinomoto Co., Inc.	6,000	81,426

Alfresa Holdings Corp.	900	39,466

Amada Co. Ltd.	8,000	50,041

Asahi Glass Co. Ltd.	32,000	212,062

Asahi Group Holdings Ltd.	3,100	65,732

Asahi Kasei Corp.	23,000	132,801

Asics Corp.	2,000	28,454

Autobacs Seven Co. Ltd.	400	16,272

Azbil Corp.	800	17,103

Bank of Kyoto Ltd.	4,000	33,113

Bank of Yokohama Ltd.	28,000	133,807

Benesse Holdings, Inc.	400	17,453

Bridgestone Corp.	6,100	159,629

Brother Industries Ltd.	18,700	198,564

Canon Marketing Japan, Inc.	1,600	21,766

Canon, Inc.	33,100	1,218,016

Casio Computer Co. Ltd.	4,200	36,192

Central Japan Railway Co.	500	43,742

Chiba Bank Ltd.	19,000	118,432

Chiyoda Corp.	2,000	25,086

Chugai Pharmaceutical Co. Ltd.	2,700	55,538

Chugoku Bank Ltd.	3,000	41,369

Citizen Holdings Co. Ltd.	10,300	59,134

Coca-Cola West Co. Ltd.	1,400	22,092

COMSYS Holdings Corp.	3,000	36,186

Cosmo Oil Co. Ltd.	12,000	27,033

Credit Saison Co. Ltd.	1,500	31,708

Dai Nippon Printing Co. Ltd.	15,000	121,220

Daicel Corp.	4,000	27,951

Daihatsu Motor Co. Ltd.	2,000	41,599

Dai-ichi Life Insurance Co. Ltd.	26	37,275

Dainippon Sumitomo Pharma Co. Ltd.	1,400	19,719

Daishi Bank Ltd.	6,000	20,865

Daito Trust Construction Co. Ltd.	6,100	601,695

Daiwa House Industry Co. Ltd.	3,000	55,082

Dena Co. Ltd.	1,200	37,951

Dentsu, Inc.	200	5,588

East Japan Railway Co.	14,500	979,933

Eizo Nanao Corp.	9,500	151,676

FamilyMart Co. Ltd.	300	12,073

FANUC Corp.	20,000	3,116,628

Description	Number of Shares	Value

Fast Retailing Co. Ltd.	600	$157,997

Fuji Media Holdings, Inc.	18	28,286

FUJIFILM Holdings Corp.	16,800	334,733

Fujitsu Ltd.	66,000	267,045

Fukuoka Financial Group, Inc.	39,000	164,197

Geo Holdings Corp.	200	200,558

Glory Ltd.	1,200	28,043

Gree, Inc.	900	13,385

Gunma Bank Ltd.	12,000	58,002

H2O Retailing Corp.	2,000	16,403

Hachijuni Bank Ltd.	13,000	65,110

Hakuhodo DY Holdings, Inc.	130	8,842

Hamamatsu Photonics KK	300	11,466

Hankyu Hanshin Holdings, Inc.	31,000	169,162

Hirose Electric Co. Ltd.	300	35,661

Hiroshima Bank Ltd.	10,000	42,539

Hisamitsu Pharmaceutical Co., Inc.	300	16,059

Hitachi Capital Corp.	11,200	223,033

Hitachi Chemical Co. Ltd.	2,200	30,963

Hitachi High-Technologies Corp.	900	17,903

Hitachi Metals Ltd.	48,000	412,051

Hitachi Transport System Ltd.	1,300	19,689

Hokkaido Electric Power Co., Inc.*	7,300	69,931

Hokuhoku Financial Group, Inc.	29,000	47,252

Honda Motor Co. Ltd.	3,000	114,987

House Foods Corp.	1,600	24,163

Hoya Corp.	1,500	28,952

Ibiden Co. Ltd.	6,300	89,769

Idemitsu Kosan Co. Ltd.	700	61,392

IHI Corp.	21,000	54,426

Inpex Corp.	53	307,179

Isetan Mitsukoshi Holdings Ltd.	8,900	87,886

Isuzu Motors Ltd.	62,000	388,496

Ito En Ltd.	100	1,943

ITOCHU Corp.	27,400	309,821

Iyo Bank Ltd.	8,000	65,438

J Front Retailing Co. Ltd.	15,000	82,345

Japan Airlines Co. Ltd.	600	24,802

Japan Tobacco, Inc.	82,400	2,565,398

JFE Holdings, Inc.	16,900	360,195

JGC Corp.	2,000	56,624

Joyo Bank Ltd.	12,000	56,296

JS Group Corp.	4,800	111,490

JTEKT Corp.	2,500	26,683

Jupiter Telecommunications Co. Ltd.	440	526,874

Juroku Bank Ltd.	3,000	10,498

JX Holdings, Inc.	104,880	619,336

Kamigumi Co. Ltd.	8,000	65,263

(Wilmington Multi-Manager International Fund continued next page)

January 31, 2013 (unaudited)

64         PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Kaneka Corp.	9,000	$48,127

Kansai Electric Power Co., Inc.*	10,600	100,848

Kansai Paint Co. Ltd.	2,000	22,243

KAO Corp.	4,100	117,649

Kawasaki Kisen Kaisha Ltd.	21,000	39,729

KDDI Corp.	7,800	580,021

Keikyu Corp.	4,000	33,944

Keio Corp.	5,000	37,126

Keisei Electric Railway Co. Ltd.	1,000	8,869

Keyence Corp.	2,770	768,494

Kinden Corp.	3,000	19,914

Kintetsu Corp.	12,000	49,341

Kobe Steel Ltd.*	14,000	17,300

Komatsu Ltd.	66,700	1,776,089

Konica Minolta Holdings, Inc.	26,500	210,679

Kubota Corp.	10,000	114,167

Kyocera Corp.	12,300	1,112,373

Kyocera Corp. ADR	300	26,400

Kyowa Exeo Corp.	16,100	163,738

Kyowa Hakko Kirin Co. Ltd.	6,000	56,690

Kyushu Electric Power Co., Inc.*	9,100	87,472

Lawson, Inc.	500	36,251

Makita Corp.	1,400	68,205

Marubeni Corp.	55,000	403,576

Marui Group Co. Ltd.	5,100	41,438

Mazda Motor Corp.*	46,000	123,747

McDonald’s Holdings Co Japan Ltd.	300	7,700

Medipal Holdings Corp.	4,550	57,618

MEIJI Holdings Co. Ltd.	500	22,144

Ministop Co. Ltd.	9,600	160,411

Miraca Holdings, Inc.	3,400	141,844

Mitsubishi Chemical Holdings Corp.	25,000	115,917

Mitsubishi Corp.	85,500	1,802,658

Mitsubishi Electric Corp.	60,000	496,692

Mitsubishi Estate Co. Ltd.	12,000	290,535

Mitsubishi Gas Chemical Co., Inc.	13,000	86,861

Mitsubishi Heavy Industries Ltd.	77,000	411,755

Mitsubishi Logistics Corp.	3,000	45,011

Mitsubishi Materials Corp.	32,000	102,531

Mitsubishi Tanabe Pharma Corp.	3,767	50,545

Mitsubishi UFJ Financial Group, Inc.	455,994	2,597,987

Mitsui & Co. Ltd.	48,192	727,794

Mitsui Chemicals, Inc.	18,000	42,714

Mitsui Fudosan Co. Ltd.	8,000	182,755

Mitsui OSK Lines Ltd.*	21,000	69,124

Mizuho Financial Group, Inc.	288,100	576,547

MS&AD Insurance Group Holdings	16,700	350,454

Nabtesco Corp.	1,000	20,799

Description	Number of Shares	Value

Nagase & Co. Ltd.	3,000	$32,708

NEC Corp.	65,000	158,511

NGK Spark Plug Co. Ltd.	3,000	38,056

Nihon Kohden Corp.	4,700	149,411

Nikon Corp.	2,800	79,948

Nintendo Co. Ltd.	200	19,509

Nippon Electric Glass Co. Ltd.	15,000	72,175

Nippon Express Co. Ltd.	26,000	107,474

Nippon Meat Packers, Inc.	3,000	40,582

Nippon Paper Group, Inc.#	7,400	105,119

Nippon Shokubai Co. Ltd.	1,000	9,667

Nippon Steel Corp.	148,340	410,411

Nippon Telegraph & Telephone Corp.	13,200	552,857

Nippon Television Network Corp.	1,800	25,609

Nippon Yusen KK	41,000	98,190

Nishi-Nippon City Bank Ltd.	44,000	114,035

Nissan Motor Co. Ltd.	100	1,024

Nissha Printing Co. Ltd.	100	1,610

Nisshin Seifun Group, Inc.	6,500	79,113

Nisshin Steel Holdings Co. Ltd.*	10,415	78,017

Nisshinbo Holdings, Inc.	3,000	22,801

Nitto Denko Corp.	900	50,785

NKSJ Holdings, Inc.	4,600	96,633

NOF Corp.	42,000	193,362

NOK Corp.	500	7,464

Nomura Holdings, Inc.	63,400	364,682

North Pacific Bank Ltd.*	13,000	41,511

NTN Corp.*	31,000	89,157

NTT Data Corp.	17	51,923

NTT DoCoMo, Inc.	253	384,293

NTT Urban Development Corp.	6	5,997

Obayashi Corp.	15,000	76,931

Odakyu Electric Railway Co. Ltd.	6,000	60,102

OJI Paper Co. Ltd.	47,000	152,135

Onward Holdings Co. Ltd.	2,000	15,113

Oriental Land Co. Ltd.	500	66,488

Otsuka Corp.	300	24,572

Otsuka Holdings Co. Ltd.	16,100	519,031

Panasonic Corp.*	54,000	353,130

Rakuten, Inc.	71,000	648,314

Rengo Co. Ltd.	7,000	35,595

Resona Holdings, Inc.	21,000	93,466

Ricoh Co. Ltd.	21,000	233,321

Rinnai Corp.	200	14,129

Rohm Co. Ltd.	2,600	86,434

San-In Godo Bank Ltd.	2,000	15,857

Sankyo Co. Ltd.	1,000	39,805

Sankyu, Inc.	44,000	173,700

(Wilmington Multi-Manager International Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         65

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Santen Pharmaceutical Co. Ltd.	400	$16,469

SBI Holdings, Inc.	7,710	63,825

Secom Co. Ltd.	1,400	69,812

Seiko Epson Corp.	1,300	13,107

Sekisui House Ltd.	15,000	165,017

Seven Bank Ltd.	1,000	2,417

Sharp Corp.*	7,563	25,721

Shiga Bank Ltd.	8,000	46,367

Shimamura Co. Ltd.	100	9,820

Shimano, Inc.	300	20,471

Shimizu Corp.	18,000	58,265

Shin-Etsu Chemical Co. Ltd.	3,400	207,841

Shinsei Bank Ltd.	14,000	28,629

Shionogi & Co. Ltd.	30,100	537,847

Showa Denko KK	19,000	29,089

SMC Corp.	9,900	1,712,702

Softbank Corp.	6,900	245,984

Sojitz Corp.	30,900	46,293

Sony Corp.	36,500	543,638

Sony Financial Holdings, Inc.	2,500	42,211

Sumco Corp.*	8,300	86,136

Sumitomo Chemical Co. Ltd.*	26,000	75,914

Sumitomo Corp.	52,100	673,434

Sumitomo Electric Industries Ltd.	18,500	208,174

Sumitomo Metal Mining Co. Ltd.	15,000	233,419

Sumitomo Mitsui Financial Group, Inc.	21,000	842,802

Sumitomo Mitsui Trust Holdings, Inc.	184,820	683,134

Sumitomo Realty & Development Co. Ltd.	3,000	91,366

Sumitomo Rubber Industries Ltd.	2,500	33,326

Suruga Bank Ltd.	1,000	13,035

Suzuken Co. Ltd.	2,300	70,475

Suzuki Motor Corp.	3,800	99,441

Sysmex Corp.	400	19,093

Taisei Corp.	24,000	71,650

Taisho Pharmaceutical Holdings Co. Ltd.	200	13,801

Takashimaya Co. Ltd.	5,000	36,798

Takeda Pharmaceutical Co. Ltd.	600	30,838

TDK Corp.#	1,900	70,332

Teijin Ltd.	12,000	27,558

Tobu Railway Co. Ltd.	7,000	37,585

Toda Corp.	4,000	10,979

Toho Co. Ltd.	300	5,738

Tokai Rika Co. Ltd.	900	14,724

Tokio Marine Holdings, Inc.	37,100	1,096,630

Tokyo Broadcasting System Holdings, Inc.	700	8,160

Tokyo Electric Power Co., Inc.*	39,700	92,472

Tokyo Electron Ltd.	14,300	613,002

Tokyo Tatemono Co. Ltd.	9,000	42,124

Description	Number of Shares	Value

Tokyu Corp.	12,000	$65,220

Toppan Printing Co. Ltd.	14,000	86,806

Toray Industries, Inc.	6,000	34,644

Tosoh Corp.	16,000	38,493

TOTO Ltd.	1,000	7,917

Toyo Ink SC Holdings Co. Ltd.	1,000	4,385

Toyo Seikan Kaisha Ltd.	3,300	42,114

Toyo Tire & Rubber Co. Ltd.	62,000	213,571

Toyota Motor Corp.	84,500	4,033,490

Toyota Tsusho Corp.	6,400	152,083

Tsumura & Co.	300	9,875

Ube Industries Ltd.	15,000	31,166

Unicharm Corp.	800	42,430

UNY Co. Ltd.	6,000	44,486

Wacoal Holdings Corp.	4,000	41,774

Yahoo Japan Corp.	77	30,271

Yakult Honsha Co. Ltd.	400	16,863

Yamada Denki Co. Ltd.	1,610	61,974

Yamaguchi Financial Group, Inc.	13,000	125,244

Yamaha Corp.	5,600	59,279

Yamaha Motor Co. Ltd.	3,800	48,245

Yamato Holdings Co. Ltd.	1,100	18,489

Yamato Kogyo Co. Ltd.	700	20,033

Yamazaki Baking Co. Ltd.	3,000	33,594

Yokogawa Electric Corp.	700	7,800

Yokohama Rubber Co. Ltd.	40,100	308,715

TOTAL JAPAN		$52,155,364

JORDAN – 0.2%

Arab Bank PLC	37,635	406,506

Arab Potash Co.	2,100	138,023

Bank of Jordan	14,070	47,479

Capital Bank of Jordan*	21,205	37,724

Jordan Petroleum Refinery Co.	5,580	45,932

Jordan Phosphate Mines	1,700	32,644

Jordan Steel*	5,259	10,321

Jordan Telecommunications Co. PSC	9,750	73,650

Jordanian Electric Power Co.	10,917	51,175

Middle East Complex for Engineering Electric and Heavy Industries PLC*,††	60	9

Taameer Jordan Holdings PSC*	12,900	3,096

TOTAL JORDAN		$846,559

KAZAKHSTAN – 0.1%

Eurasian Natural Resources Corp. PLC	34,173	178,746

Halyk Savings Bank of Kazakhstan JSC GDR*	25,890	209,580

Kazkommertsbank JSC GDR*	28,000	68,040

(Wilmington Multi-Manager International Fund continued next page)

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66         PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

KazMunaiGas Exploration Production JSC GDR	13,000	$229,757

TOTAL KAZAKHSTAN		$686,123

KENYA – 0.2%

Athi River Mining Ltd.	146,000	86,617

Bamburi Cement Co. Ltd.	15,600	36,486

Barclays Bank of Kenya Ltd.	493,600	90,949

East African Breweries Ltd.	56,180	192,928

Equity Bank Ltd.	313,800	93,979

Kenya Airways Ltd.	402,900	48,495

Kenya Commercial Bank Ltd.	244,300	93,372

Kenya Power & Lighting Ltd.	178,087	35,861

Nation Media Group Ltd.	26,620	78,660

Safaricom Ltd.	2,400,100	149,236

Standard Chartered Bank Kenya Ltd.	10,458	31,261

TOTAL KENYA		$937,844

LATVIA – 0.0%**

Latvian Shipping Co.*	36,206	18,555

LEBANON – 0.0%**

Solidere GDR#	19,314	248,185

LITHUANIA – 0.0%**

Apranga PVA	22,400	73,907

Invalda PVA*	17,284	51,395

Lesto AB	19,018	16,113

Lietuvos Energijos Gamyba*	10,949	5,709

Litgrid AB	8,818	6,825

Panevezio Statybos Trestas*	16,900	28,454

Pieno Zvaigzdes	10,687	26,845

Siauliu Bankas*	58,107	18,541

TOTAL LITHUANIA		$227,789

LUXEMBOURG – 0.5%

Adecoagro SA*	5,500	46,750

ArcelorMittal	31,453	539,733

Arcelormittal	7,792	133,466

Kernel Holding SA*	4,220	95,152

Millicom International Cellular SA	224	20,646

Pegas Nonwovens SA	2,900	80,709

SES SA	25,659	785,459

Subsea 7 SA	35,278	853,713

TOTAL LUXEMBOURG		$2,555,628

MALAYSIA – 1.1%

Alliance Financial Group Bhd	28,800	39,580

AMMB Holdings Bhd	29,800	61,000

Axiata Group Bhd	59,900	121,458

Batu Kawan Bhd	12,600	74,700

British American Tobacco Malaysia Bhd	4,100	75,745

Description	Number of Shares	Value

Bumi Armada Bhd	53,900	$65,402

CIMB Group Holdings Bhd	54,800	127,167

Dialog Group Bhd	42,600	31,672

DiGi.Com Bhd	50,000	79,176

Felda Global Ventures Holdings Bhd	61,400	90,509

Gamuda Bhd	81,100	97,101

Genting Bhd	445,200	1,361,249

Genting Malaysia Bhd	57,900	68,392

Hong Leong Bank Bhd	16,400	75,164

IHH Healthcare Bhd	48,200	51,039

IJM Corp. Bhd	40,860	66,281

IOI Corp. Bhd	75,280	120,419

KLCC Property Holdings Bhd	24,500	49,599

KNM Group Bhd*	27,075	4,183

Kuala Lumpur Kepong Bhd	14,900	104,065

Kulim Malaysia Bhd	17,300	20,045

Malayan Banking Bhd	44,290	126,584

Malaysian Resources Corp. Bhd	83,700	37,445

Maxis Bhd	37,100	76,063

MMC Corp. Bhd	48,400	38,010

Muhibbah Engineering M Bhd	68,300	18,685

Multi-Purpose Holdings Bhd	36,500	38,650

Petronas Chemicals Group Bhd	110,500	211,611

Petronas Dagangan Bhd	10,300	75,518

Petronas Gas Bhd	10,100	60,333

PPB Group Bhd	14,100	56,545

Public Bank Bhd	19,800	98,904

RHB Capital Bhd	9,900	24,662

Sapurakencana Petroleum Bhd	96,517	90,708

Scomi Group Bhd*	69,500	7,829

Sime Darby Bhd	484,346	1,449,765

Ta Ann Holdings Bhd	19,008	22,514

Telekom Malaysia Bhd	35,100	62,699

Tenaga Nasional Bhd	60,025	135,235

UMW Holdings Bhd	15,400	60,173

Wah Seong Corp. Bhd	35,921	19,076

WCT Bhd	40,786	29,011

YTL Corp. Bhd	102,176	54,261

YTL Power International Bhd	69,316	33,911

TOTAL MALAYSIA		$5,612,138

MAURITIUS – 0.1%

CIM Financial Services Ltd.	191,700	33,681

Lux Island Resorts Ltd.*	7,000	3,793

Mauritius Commercial Bank	38,600	226,910

Mauritius Development Invest Trust	265,200	43,547

New Mauritius Hotels Ltd.*	18,900	44,069

(Wilmington Multi-Manager International Fund continued next page)

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PORTFOLIOS OF INVESTMENTS         67

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Rogers And Co. Ltd.	7,100	$39,639

State Bank of Mauritius Ltd.	55,800	168,591

Sun Resorts Ltd.	24,969	23,124

TOTAL MAURITIUS		$583,354

MEXICO – 1.7%

Alfa SAB de CV	300,600	724,867

America Movil SAB de CV	1,209,424	1,525,739

America Movil SAB de CV ADR	31,602	795,106

Arca Continental SAB de CV	19,500	148,705

Cemex SAB de CV*	422,168	459,867

Coca-Cola Femsa SAB de CV	8,700	137,679

Compartamos SAB de CV	108,000	167,760

Corp. Moctezuma SAB de CV	20,900	63,581

Empresas ICA SAB de CV*	20,800	62,345

Fomento Economico Mexicano SAB de CV	45,400	490,614

Grupo Aeroportuario del Centro Norte SAB de CV*	17,800	59,527

Grupo Aeroportuario del Pacifico SAB de CV	14,700	91,683

Grupo Bimbo SAB de CV#	66,200	171,037

Grupo Carso SAB de CV	24,800	120,542

Grupo Elektra SA de CV	1,460	67,921

Grupo Financiero Banorte SAB de CV	120,600	830,046

Grupo Financiero Inbursa SAB de CV	194,100	544,230

Grupo Mexico SAB de CV	119,621	445,006

Grupo Modelo SAB de CV	16,500	140,400

Grupo Televisa SAB de CV	60,600	340,067

Impulsora del Desarrollo y El Empleo en America Latina SAB de CV*	56,900	119,711

Industrias CH SAB de CV*	7,500	62,055

Industrias Penoles SAB de CV	5,130	251,513

Kimberly-Clark de Mexico SAB de CV	42,000	118,357

Mexichem SAB de CV	29,605	167,414

Minera Frisco SAB de CV*	16,600	71,350

Organizacion Soriana SAB de CV	10,800	41,842

Promotora y Operadora de Infraestructura SAB de CV*	13,900	99,276

TV Azteca SAB de CV	38,700	27,333

Wal-Mart de Mexico SAB de CV	129,700	419,664

TOTAL MEXICO		$8,765,237

MOROCCO – 0.3%

Attijariwafa Bank	6,559	246,986

Auto Hall	3,700	25,993

Banque Centrale Populaire	3,900	88,351

Banque Marocaine du Commerce et de l’Industrie	320	31,345

Banque Marocaine du Commerce Exterieur	6,980	126,814

Cie Generale Immobiliere	390	31,686

Credit Immobilier et Hotelier	800	18,695

Description	Number of Shares	Value

Delta Holding SA	7,500	$27,879

Douja Promotion Groupe Addoha SA	13,520	99,858

Holcim Maroc SA	520	100,802

Lafarge Ciments	785	115,864

Maroc Telecom SA	28,100	358,950

SAMIR*	440	15,450

Sonasid*	410	34,750

TOTAL MOROCCO		$1,323,423

NETHERLANDS – 2.0%

Aegon NV	111,664	747,166

AKZO Nobel NV	4,340	296,939

ASML Holding NV	8,903	668,490

Delta Lloyd NV	3,924	77,202

European Aeronautic Defence and Space Co. NV	3,887	182,636

Fugro NV	11,758	712,594

Heineken NV	16,181	1,137,849

ING Groep NV*	115,583	1,169,028

Koninklijke Ahold NV	2,960	43,486

Koninklijke DSM NV	6,123	375,407

Koninklijke KPN NV*	36,812	207,230

Koninklijke Philips Electronics NV	9,623	300,649

Koninklijke Vopak NV	406	27,723

Randstad Holding NV	480	19,904

Royal Dutch Shell PLC	66,454	2,355,924

Royal Dutch Shell PLC	43,666	1,588,685

Unilever NV	6,274	253,860

Yandex NV*	4,100	99,261

TOTAL NETHERLANDS		$10,264,033

NEW ZEALAND – 0.0%**

Auckland International Airport Ltd.	15,769	37,517

Contact Energy Ltd.*	8,921	39,079

Fletcher Building Ltd.	87	695

SKYCITY Entertainment Group Ltd.	3,557	11,851

TOTAL NEW ZEALAND		$89,142

NIGERIA – 0.2%

Africa Prudential Registrars PLC	24,606	227

Dangote Cement PLC	100,100	89,112

FBN Holdings PLC	1,383,642	159,891

First City Monument Bank PLC*	862,500	26,893

Guaranty Trust Bank PLC	576,410	90,120

Guinness Nigeria PLC	19,500	36,357

Nestle Nigeria PLC	17,736	94,803

Nigerian Breweries PLC	92,380	94,526

Oando PLC*	473,625	39,511

UAC of Nigeria PLC	124,250	37,160

UBA Capital PLC	98,425	739

(Wilmington Multi-Manager International Fund continued next page)

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68         PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

United Bank for Africa PLC*	812,013	$35,498

Zenith Bank PLC	1,340,475	174,863

TOTAL NIGERIA		$879,700

NORWAY – 0.4%

AKER Solutions ASA	954	20,869

Cermaq ASA*	498	8,569

DNB ASA	9,287	129,881

Marine Harvest ASA*	47,108	47,169

Norsk Hydro ASA	31,103	148,999

Orkla ASA	17,184	151,617

Statoil ASA	23,438	624,252

Storebrand ASA*	10,389	53,268

Telenor ASA	7,363	162,412

Yara International ASA	12,938	690,371

TOTAL NORWAY		$2,037,407

OMAN – 0.2%

Bank Dhofar SAOG	40,413	38,943

Bank Sohar	237,226	105,981

BankMuscat SAOG	98,380	157,152

Dhofar International Development &
Investment Holding Co.	41,800	42,994

Galfar Engineering & Contracting SAOG	34,540	33,105

HSBC Bank Oman	35,846	16,387

National Bank Of Oman SAOG	49,374	37,832

Oman Cement Co.	32,940	54,757

Oman Flour Mills Co. SAOG	16,000	20,862

Oman Oil Marketing Co.	13,300	73,927

Oman Telecommunications Co. SAOG	46,300	172,212

Renaissance Services SAOG*	58,892	76,330

TOTAL OMAN		$830,482

PAKISTAN – 0.2%

Engro Corp. Ltd.	51,752	49,840

Fauji Fertilizer Co. Ltd.	58,780	71,317

HUB Power Co.	214,000	106,201

Lucky Cement Ltd.	48,500	78,168

MCB Bank Ltd.	60,670	132,138

Millat Tractors Ltd.	7,660	48,897

National Bank Of Pakistan	88,480	47,079

Nishat Mills Ltd.	55,450	36,394

Oil & Gas Development Co. Ltd.	74,000	146,947

Pakistan Oilfields Ltd.	9,300	43,023

Pakistan Petroleum Ltd.	45,572	83,495

Pakistan Telecommunication Co. Ltd.*	135,000	25,726

United Bank Ltd.	53,000	49,111

TOTAL PAKISTAN		$918,336

Description	Number of Shares	Value

PAPUA NEW GUINEA – 0.1%

Oil Search Ltd.	68,570	$521,983

PERU – 0.3%

Alicorp SA	72,000	245,432

BBVA Banco Continental SA	28,742	78,958

Cia de Minas Buenaventura SA ADR	7,700	227,843

Cia Minera Milpo SAA	34,893	35,912

Credicorp Ltd.	2,500	391,825

Edegel SAA	37,100	38,758

Ferreyros SA	71,981	68,792

Grana y Montero SA	46,300	194,372

Luz del Sur SAA	12,200	41,634

Minsur SA	35,670	32,020

Sociedad Minera el Brocal SA	4,000	53,395

Volcan Cia Minera SAA	41,905	43,129

TOTAL PERU		$1,452,070

PHILIPPINES – 0.4%

Aboitiz Equity Ventures, Inc.	218,500	298,333

Aboitiz Power Corp.	49,300	46,168

Alliance Global Group, Inc.	135,000	62,780

Ayala Corp.	5,620	78,460

Ayala Land, Inc.	178,200	127,020

Bank of the Philippine Islands	50,645	124,481

BDO Unibank, Inc.*	40,562	76,668

Energy Development Corp.	411,750	72,361

International Container Terminal Services, Inc.	31,900	59,629

JG Summit Holdings, Inc.	92,500	90,943

Jollibee Foods Corp.	47,600	128,345

Manila Electric Co.	10,710	76,393

Metro Pacific Investments Corp.	513,000	65,567

Metropolitan Bank & Trust	27,813	72,053

Philex Mining Corp.	216,150	93,186

Philippine Long Distance Telephone Co.	1,800	123,259

San Miguel Corp.	23,000	63,316

Semirara Mining Corp.	14,190	85,799

SM Investments Corp.	5,010	117,230

SM Prime Holdings, Inc.	200,750	86,547

Universal Robina Corp.	22,900	49,194

TOTAL PHILIPPINES		$1,997,732

POLAND – 0.7%

AmRest Holdings SE*	2,700	76,121

Asseco Poland SA	7,073	102,965

Bank Pekao SA	5,150	253,568

Bioton SA*	1,701,800	38,537

BRE Bank SA*	780	81,628

(Wilmington Multi-Manager International Fund continued next page)

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PORTFOLIOS OF INVESTMENTS         69

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Budimex SA	2,780	$60,120

Cyfrowy Polsat SA*	22,930	124,249

Eurocash SA	10,410	169,392

Get Bank SA*	54,005	34,068

Getin Holding SA*	18,000	15,839

Grupa Kety SA	450	20,875

Grupa Lotos SA*	2,600	33,635

ING Bank Slaski SA*	2,000	57,259

Jastrzebska Spolka Weglowa SA	2,850	86,665

KGHM Polska Miedz SA	6,100	372,765

LPP SA	120	188,276

Lubelski Wegiel Bogdanka SA	1,500	66,236

Netia SA*	41,500	61,756

Orbis SA	2,900	35,884

PGE SA	57,280	316,122

Polimex-Mostostal SA*	47,700	8,641

Polski Koncern Naftowy Orlen SA*	11,150	176,744

Polskie Gornictwo Naftowe i Gazownictwo SA*	61,300	109,068

Powszechna Kasa Oszczednosci Bank Polski SA	33,700	377,533

Powszechny Zaklad Ubezpieczen SA	2,660	350,657

Rovese SA*	13,950	6,453

Synthos SA	34,800	59,103

Tauron Polska Energia SA	70,360	107,434

Telekomunikacja Polska SA	55,920	217,081

TVN SA	30,150	94,706

TOTAL POLAND		$3,703,380

PORTUGAL – 0.0%**

EDP - Energias de Portugal SA	28,687	92,509

Jeronimo Martins SGPS SA	1,290	27,421

Portugal Telecom SGPS SA	22,539	131,594

TOTAL PORTUGAL		$251,524

QATAR – 0.3%

Barwa Real Estate Co.	7,607	58,093

Commercial Bank of Qatar QSC	4,508	96,717

Doha Bank QSC	2,658	41,182

Gulf International Services QSC	5,500	48,499

Industries Qatar QSC	9,230	429,267

Masraf Al Rayan	22,240	157,624

Omani Qatari Telecommunications Co. SAOG	14,700	18,098

Qatar Electricity & Water Co.	3,180	124,396

Qatar Gas Transport Co. Nakilat	26,100	113,929

Qatar Islamic Bank	3,500	71,053

Qatar National Bank SAQ	9,188	329,130

Qatar National Cement Co.	1,220	34,721

Qatar Navigation	2,703	48,413

Description	Number of Shares	Value

Qatar Telecom Qtel QSC	7,232	$222,508

TOTAL QATAR		$1,793,630

ROMANIA – 0.1%

Antibiotice	159,827	21,540

Banca Transilvania*	257,164	110,908

Biofarm Bucuresti	481,487	31,327

BRD-Groupe Societe Generale	85,800	234,062

OMV Petrom SA	1,688,500	229,814

Transelectrica SA	2,450	10,194

TOTAL ROMANIA		$637,845

RUSSIA – 1.9%

Federal Hydrogenerating Co. JSC ADR	105,160	256,590

Gazprom Neft OAO ADR	16,800	410,088

Gazprom OAO ADR	176,754	1,670,326

Globaltrans Investment PLC GDR	12,380	191,890

LSR Group GDR	27,240	136,609

Lukoil OAO ADR	10,310	695,925

Magnit OJSC GDR	8,400	373,464

Mail.Ru Group Ltd. GDR*	3,190	106,131

Mechel ADR#	22,700	153,225

MMC Norilsk Nickel OJSC ADR	22,900	455,481

MMC Norilsk Nickel OJSC ADR	14,210	282,353

Mobile Telesystems OJSC ADR	32,600	640,916

NovaTek OAO GDR	2,100	245,910

Novolipetsk Steel OJSC GDR	2,800	59,360

Pharmstandard OJSC GDR*	9,700	188,471

Rosneft Oil Co. OAO GDR	25,500	224,400

Rostelecom OJSC ADR	8,766	214,329

Sberbank of Russia ADR	135,649	1,998,110

Severstal OAO GDR	5,880	73,206

Sistema JSFC GDR	5,500	121,000

Surgutneftegas OAO ADR	18,070	187,567

Surgutneftegas OAO ADR	17,100	132,696

Tatneft OAO ADR	4,000	184,680

TMK OAO GDR	4,860	73,872

Uralkali OJSC GDR	5,000	190,700

VimpelCom Ltd. ADR	28,400	341,084

VTB Bank OJSC GDR	42,550	158,260

X5 Retail Group NV GDR*	6,100	103,700

TOTAL RUSSIA		$9,870,343

SINGAPORE – 1.3%

CapitaLand Ltd.	58,000	187,452

City Developments Ltd.	3,000	28,336

DBS Group Holdings Ltd.	188,000	2,272,436

Fraser and Neave Ltd.	8,000	61,730

Global Logistic Properties Ltd.	17,000	37,911

(Wilmington Multi-Manager International Fund continued next page)

January 31, 2013 (unaudited)

70         PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Golden Agri-Resources Ltd.	1,783,400	$915,008

Jardine Cycle & Carriage Ltd.	1,000	40,892

Keppel Corp. Ltd.	97,900	909,668

Keppel Land Ltd.	9,000	30,978

Olam International Ltd.	22,000	28,708

Oversea-Chinese Banking Corp.	19,000	150,139

Overseas Union Enterprise Ltd.	8,000	19,262

SembCorp. Industries Ltd.	5,000	22,139

SembCorp. Marine Ltd.#	4,000	15,287

Singapore Airlines Ltd.	17,000	150,955

Singapore Exchange Ltd.	11,000	69,236

Singapore Land Ltd.	2,000	12,104

Singapore Press Holdings Ltd.	8,000	26,502

Singapore Technologies Engineering Ltd.	20,000	63,346

Singapore Telecommunications Ltd.	55,000	155,537

STX OSV Holdings Ltd.	155,000	157,799

United Industrial Corp. Ltd.	9,000	20,288

United Overseas Bank Ltd.	79,000	1,203,208

UOL Group Ltd.	12,000	60,599

Venture Corp. Ltd.	5,000	34,299

Wilmar International Ltd.	13,000	40,124

TOTAL SINGAPORE		$6,713,943

SLOVENIA – 0.1%

Gorenje DD	2,600	14,336

Krka DD Novo Mesto	4,070	296,647

Luka Koper*	1,120	12,622

Mercator Poslovni Sistem	622	108,017

Nova Kreditna Banka Maribor DD*	11,800	18,922

Petrol DD Ljubljana	210	63,528

Sava DD*	100	517

Telekom Slovenije DD	1,000	115,480

TOTAL SLOVENIA		$630,069

SOUTH AFRICA – 1.5%

ABSA Group Ltd.	7,500	143,796

African Bank Investments Ltd.#	19,710	67,977

African Rainbow Minerals Ltd.	2,100	47,306

Anglo American Platinum Ltd.*	1,800	88,139

AngloGold Ashanti Ltd.	7,030	195,694

Aspen Pharmacare Holdings Ltd.*	7,432	136,951

Astral Foods Ltd.	16,800	165,747

Aveng Ltd.	21,500	75,112

AVI Ltd.	11,200	68,490

Barloworld Ltd.	10,400	97,664

Bidvest Group Ltd.	13,125	313,784

Discovery Holdings Ltd.	7,999	59,235

Exxaro Resources Ltd.#	4,100	80,680

Description	Number of Shares	Value

FirstRand Ltd.	64,690	$233,232

Foschini Group Ltd.	4,400	57,606

Gold Fields Ltd.	15,890	184,321

Grindrod Ltd.	29,600	54,898

Harmony Gold Mining Co. Ltd.	8,390	55,180

Impala Platinum Holdings Ltd.	10,574	191,964

Imperial Holdings Ltd.	3,900	84,976

Kumba Iron Ore Ltd.#	1,490	100,308

Liberty Holdings Ltd.	6,400	82,639

Life Healthcare Group Holdings Ltd.	23,000	80,893

Massmart Holdings Ltd.	3,274	66,977

MMI Holdings Ltd.	22,679	58,948

Mr Price Group Ltd.	4,800	66,165

MTN Group Ltd.	68,060	1,332,294

Murray & Roberts Holdings Ltd.*	26,380	75,056

Naspers Ltd.	7,071	457,566

Nedbank Group Ltd.	14,400	313,534

Netcare Ltd.	31,200	68,365

Omnia Holdings Ltd.	17,400	280,211

Pick n Pay Stores Ltd.	8,300	42,229

PPC Ltd.	10,421	38,154

Remgro Ltd.	9,190	167,784

Reunert Ltd.	12,650	105,500

RMB Holdings Ltd.	22,300	107,001

RMI Holdings	26,900	68,867

Sanlam Ltd.	37,500	190,918

Sasol Ltd.	9,980	432,082

Shoprite Holdings Ltd.	6,320	119,053

Standard Bank Group Ltd.	23,140	301,818

Steinhoff International Holdings Ltd.*	37,100	112,607

Telkom SA Ltd.*	61,700	114,779

Tiger Brands Ltd.	3,590	118,196

Truworths International Ltd.	10,600	120,304

Vodacom Group Ltd.	13,820	192,770

Wilson Bayly Holmes-Ovcon Ltd.	4,800	83,175

Woolworths Holdings Ltd.	11,980	85,180

TOTAL SOUTH AFRICA		$7,786,125

SOUTH KOREA – 2.0%

BS Financial Group, Inc.*	19,015	251,455

Cheil Industries, Inc.	890	71,352

Daewoo Engineering & Construction Co. Ltd.*	4,364	36,269

Daewoo International Corp.*	1,379	47,110

DGB Financial Group, Inc.*	12,200	163,574

Doosan Heavy Industries & Construction Co. Ltd.	1,030	44,031

Doosan Infracore Co. Ltd.*	2,200	32,527

(Wilmington Multi-Manager International Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         71

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

E-Mart Co. Ltd.	421	$93,562

GS Holdings*	1,300	84,763

Hana Financial Group, Inc.	3,860	138,246

Honam Petrochemical Corp.*	200	46,376

Hyosung Corp.*	1,650	96,673

Hyundai Department Store Co. Ltd.*	430	63,774

Hyundai Glovis Co. Ltd.*	470	87,619

Hyundai Heavy Industries Co. Ltd.*	397	78,385

Hyundai Marine & Fire Insurance Co. Ltd.	5,800	178,433

Hyundai Merchant Marine Co. Ltd.*	1,180	22,160

Hyundai Mobis*	663	173,524

Hyundai Motor Co.	1,619	304,791

Hyundai Securities Co. Ltd.	2,330	18,979

Hyundai Steel Co.	1,290	98,208

Industrial Bank of Korea*	18,600	210,097

KB Financial Group, Inc.*	6,573	234,809

KCC Corp.	120	32,068

Kia Motors Corp.	2,955	140,298

Korea Electric Power Corp.*	6,940	206,494

Korea Exchange Bank*	30,350	211,267

Korea Zinc Co. Ltd.*	200	70,528

Korean Air Lines Co. Ltd.*	800	33,391

KT Corp. ADR	36,032	610,382

KT Corp.	12,631	424,542

KT&G Corp.	2,000	139,404

LG Chem Ltd.	818	228,740

LG Corp.*	1,630	95,951

LG Display Co. Ltd.*	2,660	71,573

LG Electronics, Inc.	1,970	130,438

LG Household & Health Care Ltd.	150	83,615

LG Uplus Corp.*	5,860	43,805

Lotte Shopping Co. Ltd.*	290	99,203

Macquarie Korea Infrastructure Fund	5,769	35,231

NHN Corp.*	580	128,365

OCI Co. Ltd.*	270	41,532

POSCO	1,384	453,104

Samsung C&T Corp.	1,650	96,067

Samsung Card Co. Ltd.	1,000	32,876

Samsung Electro-Mechanics Co. Ltd.	970	81,685

Samsung Electronics Co. Ltd.	1,683	2,237,973

Samsung Fire & Marine Insurance Co. Ltd.	830	168,069

Samsung Heavy Industries Co. Ltd.	1,680	59,012

Samsung Life Insurance Co. Ltd.	1,900	183,208

Samsung Securities Co. Ltd.	1,240	64,225

Shinhan Financial Group Co. Ltd.*	7,950	298,967

SK Holdings Co. Ltd.*	320	50,545

SK Hynix, Inc.*	6,090	136,461

SK Innovation Co. Ltd.	800	125,996

Description	Number of Shares	Value

SK Telecom Co. Ltd.	4,030	$619,900

S-Oil Corp.	740	66,530

Woongjin Coway Co. Ltd.*	1,510	65,590

Woori Finance Holdings Co. Ltd.*	8,590	100,973

Woori Investment & Securities Co. Ltd.	6,468	73,357

TOTAL SOUTH KOREA		$10,318,082

SPAIN – 0.7%

Acciona SA#	2,057	165,400

ACS Actividades de Construccion y Servicios SA	3,179	76,271

Amadeus IT Holding SA#	1,985	49,794

Banco Bilbao Vizcaya Argentaria SA	16,730	166,394

Banco de Sabadell SA*	41,711	111,741

Banco Espanol de Credito SA*	3,705	19,066

Banco Popular Espanol SA*	198,338	178,816

Banco Santander SA	155,569	1,305,192

Banco Santander SA Templine	2,208	18,525

CaixaBank	21,571	85,143

EDP Renovaveis SA*	10,506	59,913

Grifols SA*	850	28,911

Iberdrola SA	66,889	360,743

Inditex SA	1,681	235,549

Mapfre SA	23,156	71,403

Red Electrica Corp. SA	1,048	58,356

Repsol YPF SA	22,271	497,287

Telefonica SA*	31,553	457,557

TOTAL SPAIN		$3,946,061

SWEDEN – 2.9%

Assa Abloy AB	2,996	112,152

Atlas Copco AB	121,899	3,476,064

Atlas Copco AB	3,785	96,562

Boliden AB	22,437	415,013

CDON Group AB*	191	1,072

Elekta AB	52,014	773,929

Getinge AB	2,202	67,953

Hennes & Mauritz AB	3,398	125,170

Hexagon AB	2,016	54,159

Holmen AB	2,937	90,588

Investor AB	67,223	1,909,525

Meda AB	3,075	35,936

Nordea Bank AB	61,046	673,557

Saab AB	13,800	298,450

Sandvik AB	112,437	1,805,613

Skandinaviska Enskilda Banken AB	34,304	343,965

SKF AB	4,302	106,774

SSAB AB	12,066	99,730

SSAB AB	1,865	13,332

(Wilmington Multi-Manager International Fund continued next page)

January 31, 2013 (unaudited)

72         PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Svenska Cellulosa AB	17,620	$427,346

Swedbank AB	26,090	615,538

Swedish Match AB	1,376	51,639

Telefonaktiebolaget LM Ericsson	33,747	392,787

Telefonaktiebolaget LM Ericsson ADR	24,700	286,520

Telefonaktiebolaget LM Ericsson	1,060	12,054

TeliaSonera AB	92,685	668,986

Trelleborg AB	1,475	18,943

Volvo AB	142,666	2,111,542

TOTAL SWEDEN		$15,084,899

SWITZERLAND – 6.8%

ABB Ltd.*	86,005	1,844,753

Adecco SA*	1,671	96,031

Aryzta AG*	1,877	105,498

Baloise Holding AG	4,451	403,014

Barry Callebaut AG*	34	34,241

Cie Financiere Richemont SA	32,517	2,674,466

Clariant AG#,*	4,675	64,059

Credit Suisse Group AG*	66,425	1,963,444

Geberit AG*	219	51,209

Givaudan SA*	143	159,020

Glencore International PLC#	26,121	162,997

Helvetia Holding AG	600	244,932

Holcim Ltd.*	32,957	2,565,797

Julius Baer Group Ltd.*	24,007	982,650

Lonza Group AG*	551	32,453

Nestle SA	48,679	3,418,041

Novartis AG	52,800	3,597,165

Novartis AG ADR	1,473	99,899

Pargesa Holding SA	785	58,268

Partners Group Holding AG	162	38,041

Roche Holding AG	20,527	4,542,758

Schindler Holding AG	380	56,371

Schindler Holding AG	125	18,076

SGS SA	43	102,438

Sika AG*	13	32,798

Sonova Holding AG*	100	11,571

STMicroelectronics NV	16,726	143,984

Sulzer AG	442	69,550

Swatch Group AG	464	254,626

Swiss Life Holding AG*	3,952	594,070

Swiss Re AG*	16,390	1,220,177

Syngenta AG	7,491	3,234,124

UBS AG*	235,337	4,080,674

Wolseley PLC	1,334	62,308

Zurich Financial Services AG*	8,845	2,544,498

TOTAL SWITZERLAND		$35,564,001

Description	Number of Shares	Value

TAIWAN – 2.0%

Acer, Inc.*	73,870	$65,172

Advanced Semiconductor Engineering, Inc.	90,804	73,501

Asia Cement Corp.	41,350	52,586

Asustek Computer, Inc.	30,700	351,434

AU Optronics Corp.*	147,126	60,043

Catcher Technology Co. Ltd.	9,438	42,193

Cathay Financial Holding Co. Ltd.	130,623	145,547

Chang Hwa Commercial Bank	78,142	43,138

Cheng Shin Rubber Industry Co. Ltd.	59,920	156,261

Chimei Innolux Corp.*	167,877	87,275

China Airlines Ltd.*	87,858	38,534

China Development Financial Holding Corp.*	192,750	53,269

China Steel Corp.	227,405	214,493

Chinatrust Financial Holding Co. Ltd.	205,683	117,726

Chipbond Technology Corp.	69,000	142,083

Chunghwa Telecom Co. Ltd.	102,024	324,802

Compal Electronics, Inc.	278,736	202,492

Delta Electronics, Inc.	22,888	82,943

D-Link Corp.	36,046	22,463

E.Sun Financial Holding Co. Ltd.	120,000	68,684

Epistar Corp.	31,099	59,088

Far Eastern Department Stores Co. Ltd.	92,881	92,011

Far Eastern New Century Corp.	75,290	87,207

Far EasTone Telecommunications Co. Ltd.	57,000	144,978

First Financial Holding Co. Ltd.	149,402	91,079

Formosa Chemicals & Fibre Corp.	74,950	203,580

Formosa Petrochemical Corp.	28,990	83,554

Formosa Plastics Corp.	89,040	241,851

Foxconn Technology Co. Ltd.	19,950	58,310

Fubon Financial Holding Co. Ltd.	124,314	158,937

Gemtek Technology Corp.*	1	1

Giant Manufacturing Co. Ltd.	14,000	74,442

Gigabyte Technology Co. Ltd.	252,000	216,782

Hon Hai Precision Industry Co. Ltd.	121,127	346,235

Hotai Motor Co. Ltd.	13,000	103,687

HTC Corp.	9,465	93,443

Hua Nan Financial Holdings Co. Ltd.	166,255	96,004

Largan Precision Co. Ltd.	4,000	104,719

Lien Hwa Industrial Corp.	75,104	49,855

Lite-On Technology Corp.	34,061	49,027

MediaTek, Inc.	18,082	197,805

Mega Financial Holding Co. Ltd.	201,558	164,856

Motech Industries, Inc.*	13,372	14,990

Nan Kang Rubber Tire Co. Ltd.	70,599	82,730

Nan Ya Plastics Corp.	116,730	237,204

(Wilmington Multi-Manager International Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         73

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Novatek Microelectronics Corp.	10,145	$40,372

Pegatron Corp.*	42,990	56,929

Pou Chen Corp.	96,157	96,071

President Chain Store Corp.	18,496	99,914

Quanta Computer, Inc.	44,571	104,006

Realtek Semiconductor Corp.*	35,174	78,862

Shin Kong Financial Holding Co. Ltd.*	223,586	63,078

Siliconware Precision Industries Co.	36,000	37,858

Sino-American Silicon Products, Inc.	13,657	18,339

SinoPac Financial Holdings Co. Ltd.	130,191	57,321

Synnex Technology International Corp.	23,941	48,569

Tainan Spinning Co. Ltd.	113,464	54,375

Taishin Financial Holding Co. Ltd.	98,929	39,201

Taiwan Cement Corp.	62,057	83,859

Taiwan Cooperative Financial Holding	136,777	76,202

Taiwan Fertilizer Co. Ltd.	16,000	39,666

Taiwan Mobile Co. Ltd.	50,874	180,914

Taiwan Semiconductor Manufacturing Co. Ltd.	219,911	755,964

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	111,555	1,978,986

Tatung Co. Ltd.*	245,916	66,629

TPK Holding Co. Ltd.	15,000	258,073

TSRC Corp.	18,700	37,936

Tung Ho Steel Enterprise Corp.	37,476	37,823

Uni-President Enterprises Corp.	135,411	237,559

United Microelectronics Corp.	222,000	86,465

Walsin Lihwa Corp.*	120,000	40,438

Wistron Corp.	32,020	37,088

Yuanta Financial Holding Co. Ltd.	204,172	110,638

Yulon Motor Co. Ltd.	49,640	92,130

Zinwell Corp.	22,435	18,806

TOTAL TAIWAN		$10,331,085

THAILAND – 0.9%

Advanced Info Service PCL	47,700	335,915

Airports of Thailand PCL	24,300	85,971

Bangkok Bank PCL	15,200	112,140

Bangkok Dusit Medical Services PCL	20,600	91,878

Bangkok Expressway PCL	50,500	69,857

Bank of Ayudhya PCL	79,700	93,545

Banpu PCL	2,900	37,733

BEC World PCL	41,700	101,383

Berli Jucker PCL	60,600	152,414

Big C Supercenter PCL	12,200	87,961

Bumrungrad Hospital PCL	16,000	41,717

Central Pattana PCL	27,000	77,188

Charoen Pokphand Foods PCL	91,300	108,690

Description	Number of Shares	Value

CP ALL PCL	134,400	$210,704

Electricity Generating PCL	15,300	78,501

Glow Energy PCL	22,100	58,548

Hana Microelectronics PCL	131,800	103,425

Indorama Ventures PCL	46,100	40,581

IRPC PCL	269,900	39,824

Kasikornbank PCL	33,300	223,340

Krung Thai Bank PCL	920,000	706,505

PTT Exploration & Production PCL	31,209	173,732

PTT Global Chemical PCL	24,800	66,533

PTT Global Chemical PCL	23,681	63,531

PTT PCL	23,200	265,298

Quality Houses PCL	908,591	93,845

Ratchaburi Electricity Generating Holding PCL	19,500	39,562

Shin Corp. PCL	31,900	73,278

Siam Cement PCL	6,500	101,140

Siam City Cement PCL	4,600	63,555

Siam Commercial Bank PCL	48,900	293,531

Siam Makro PCL	3,300	49,356

Thai Beverage PCL	358,000	151,860

Thai Oil PCL	25,600	63,313

Thai Union Frozen Products PCL	20,664	47,468

TMB Bank PCL	1,112,100	84,284

Total Access Communication PCL	28,400	82,381

True Corp. PCL*	317,500	70,272

TOTAL THAILAND		$4,640,759

TURKEY – 0.8%

Akbank TAS	56,903	287,953

Akenerji Elektrik Uretim AS*	1	1

Anadolu Efes Biracilik Ve Malt Sanayii AS	7,963	119,077

Arcelik AS	13,520	88,404

BIM Birlesik Magazalar AS	4,060	196,796

Cimsa Cimento Sanayi ve Tica	37,700	219,716

Dogan Sirketler Grubu Holding AS*	85,907	52,753

Dogus Otomotiv Servis ve Ticaret AS	13,000	66,377

Enka Insaat ve Sanayi AS	41,878	125,723

Eregli Demir ve Celik Fabrikalari TAS	104,315	148,280

Haci Omer Sabanci Holding AS	24,348	140,516

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	68,862	61,863

KOC Holding AS	42,128	219,890

Koza Altin Isletmeleri AS	2,800	68,935

Petkim Petrokimya Holding AS	52,218	91,149

TAV Havalimanlari Holding AS*	15,200	94,635

Tekfen Holding AS	18,500	75,736

Tofas Turk Otomobil Fabrikasi AS	14,700	88,597

Tupras Turkiye Petrol Rafinerileri AS	15,836	436,700

(Wilmington Multi-Manager International Fund continued next page)

January 31, 2013 (unaudited)

74         PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Turk Hava Yollari*	31,080	$115,573

Turk Sise ve Cam Fabrikalari AS	1	2

Turk Telekomunikasyon AS	25,727	107,955

Turkcell Iletisim Hizmetleri AS*	38,168	237,634

Turkiye Garanti Bankasi AS	66,523	333,608

Turkiye Halk Bankasi AS	8,554	84,628

Turkiye Is Bankasi	47,992	177,369

Turkiye Sinai Kalkinma Bankasi AS	51,563	66,551

Turkiye Vakiflar Bankasi Tao	41,240	120,525

Ulker Biskuvi Sanayi AS	6,181	35,144

Yapi ve Kredi Bankasi AS*	28,578	83,845

Yazicilar Holding AS	9,580	95,051

TOTAL TURKEY		$4,040,986

UNITED ARAB EMIRATES – 0.4%

Aabar Investments PJSC*	83,600	—

Abu Dhabi Commercial Bank PJSC	216,270	209,028

Abu Dhabi National Hotels	50,000	23,822

Air Arabia PJSC	501,800	120,907

Aldar Properties PJSC	193,170	75,206

Arabtec Holding Co.	36,093	29,087

DP World Ltd.	33,630	441,226

Dubai Financial Market*	144,800	50,461

Dubai Islamic Bank PJSC	65,548	39,975

Emaar Properties PJSC	289,660	384,058

First Gulf Bank PJSC	46,598	162,389

National Bank of Abu Dhabi PJSC	93,154	277,712

Union National Bank PJSC	122,216	124,778

TOTAL UNITED ARAB EMIRATES		$1,938,649

UNITED KINGDOM – 12.5%

3i Group PLC	8,335	34,793

Aberdeen Asset Management PLC•,Ω	7,766	49,563

Admiral Group PLC	37,325	723,981

Aggreko PLC	1,822	46,148

Alent PLC	17,900	95,019

Anglo American PLC	54,331	1,625,570

Antofagasta PLC	1,765	31,968

ARM Holdings PLC	13,165	180,191

Associated British Foods PLC	2,442	67,739

AstraZeneca PLC	21,459	1,039,052

Avangardco Investments Public Ltd. GDR*	5,300	61,427

Aviva PLC	111,717	649,727

Babcock International Group PLC	2,062	33,946

BAE Systems PLC	90,500	487,436

Barclays PLC	156,093	745,162

Barclays PLC ADR	60,074	1,151,018

BG Group PLC	183,230	3,254,736

Description	Number of Shares	Value

BHP Billiton PLC	62,242	$2,129,290

BP PLC	198,399	1,468,673

BP PLC ADR	63,478	2,826,041

British American Tobacco PLC	84,222	4,385,282

BT Group PLC	377,972	1,490,260

Bunzl PLC	1,783	32,039

Burberry Group PLC	2,540	54,666

Cairn Energy PLC*	52,357	238,319

Carnival PLC ADR#	4,546	183,567

Centrica PLC	13,843	76,886

Cobham PLC	6,837	22,956

Compass Group PLC	14,382	174,266

Computacenter PLC	25,600	183,437

Croda International PLC	858	32,985

Dairy Crest Group PLC	13,900	91,797

Diageo PLC	111,487	3,318,866

Evraz PLC	28,616	130,935

Experian PLC	43,920	752,990

Ferrexpo PLC	59,500	240,257

Fresnillo PLC	23,885	628,074

G4S PLC	8,277	36,402

GKN PLC	11,542	44,080

GlaxoSmithKline PLC	70,335	1,612,466

HSBC Holdings PLC	69,920	794,767

HSBC Holdings PLC ADR#	50,811	2,889,113

ICAP PLC	124,896	646,150

IMI PLC	2,419	44,887

Imperial Tobacco Group PLC	77,766	2,892,236

InterContinental Hotels Group PLC	1,584	46,627

International Consolidated Airlines Group SA	18,643	62,890

Intertek Group PLC	1,153	56,853

Investec PLC	2,473	18,116

ITV PLC	21,905	39,883

J Sainsbury PLC	87,532	459,094

Johnson Matthey PLC	1,139	40,916

Kazakhmys PLC	33,585	388,839

Kingfisher PLC	58,123	248,617

Lloyds Banking Group PLC*	1,730,106	1,417,517

Lloyds Banking Group PLC ADR*	114,884	377,968

London Stock Exchange Group PLC	2,311	44,129

Marston’s PLC	92,160	195,277

Meggitt PLC	6,123	42,243

MHP SA GDR	5,500	90,200

Mondi PLC	19,900	235,763

National Grid PLC	2,656	29,129

New Melrose PLC	9,528	35,270

New World Resources PLC	20,470	89,894

Next PLC	1,639	105,485

(Wilmington Multi-Manager International Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         75

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Old Mutual PLC	173,262	$514,961

Pearson PLC	66,188	1,253,385

Petrofac Ltd.	2,059	53,490

Premier Foods PLC*	6,700	9,935

Prudential PLC	74,533	1,132,440

Randgold Resources Ltd.	7,697	728,781

Reckitt Benckiser Group PLC	5,291	352,610

Reed Elsevier PLC	3,692	40,227

Resolution Ltd.	223,195	929,212

Rexam PLC*	7,088	52,666

Rio Tinto PLC	4,800	271,014

Rolls-Royce Holdings PLC*	190,175	2,853,288

Royal Bank of Scotland Group PLC ADR*	21,776	237,576

Royal Dutch Shell PLC ADR	29,622	2,154,112

Royal Dutch Shell PLC	18,711	665,028

SABMiller PLC	23,526	1,175,329

Sage Group PLC	11,594	59,338

Schroders PLC	648	19,886

Severn Trent PLC	2,536	65,238

Shire PLC	27,678	927,546

Smith & Nephew PLC	4,929	56,793

Smiths Group PLC	1,864	36,274

Standard Chartered PLC	35,163	935,513

Tate & Lyle PLC	3,682	47,447

TESCO PLC	92,893	524,928

Thomas Cook Group PLC*	70,000	74,661

Travis Perkins PLC	3,405	65,344

Tullow Oil PLC	32,852	592,932

Unilever PLC	6,914	281,486

Vedanta Resources PLC	907	17,319

Vesuvius PLC	33,100	190,247

Vodafone Group PLC	355,804	971,164

Vodafone Group PLC ADR	85,109	2,325,178

Weir Group PLC	1,346	42,353

Whitbread PLC	1,014	41,331

WM Morrison Supermarkets PLC	151,375	602,600

WPP PLC	86,534	1,360,758

Xstrata PLC	116,176	2,176,964

TOTAL UNITED KINGDOM		$65,563,227

UNITED STATES – 0.6%

Boart Longyear Ltd.	48,400	103,466

CTC Media, Inc.	17,200	184,040

Freeport-McMoRan Copper & Gold, Inc.	60,922	2,147,501

Mercadolibre, Inc.#	1,800	159,120

Philip Morris CR AS	160	96,677

Sociedad Minera Cerro Verde SAA*	1,400	53,200

Southern Copper Corp.	8,259	325,322

Description	Number of Shares	Value

Transocean Ltd.*	654	$37,088

Transportadora de Gas del Sur SA ADR	10,400	19,656

TOTAL UNITED STATES		$3,126,070

TOTAL COMMON STOCKS (COST $396,997,328)		$446,653,599

INVESTMENT COMPANIES – 7.5%

Dragon Capital - Vietnam Enterprise Investments Ltd.*	101,745	223,839

iShares MSCI Emerging Markets Minimum Volatility Index Fund	160,000	9,739,200

Vanguard MSCI EAFE ETF	497,000	18,180,260

Vanguard MSCI Emerging Markets ETF	248,000	11,050,880

TOTAL INVESTMENT COMPANIES
(COST $37,085,564)		$39,194,179

PREFERRED STOCKS – 1.8%

BRAZIL – 1.6%

AES Tiete SA	3,080	32,094

Alpargatas SA	9,700	70,143

Banco Bradesco SA	125,493	2,306,497

Banco do Estado do Rio Grande do Sul	22,600	193,502

Banco Industrial e Comercial SA	39,700	126,595

Bradespar SA	1,900	29,473

Braskem SA	3,300	24,874

Centrais Eletricas Brasileiras SA, Series B	13,600	86,325

Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,423	67,100

Cia de Bebidas das Americas	11,735	552,762

Cia Energetica de Minas Gerais	12,710	137,864

Cia Energetica de Sao Paulo	8,100	80,376

Cia Paranaense de Energia	15,400	252,110

Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	5,760	39,483

Gerdau SA	9,900	86,852

Itau Unibanco Holding SA	86,289	1,486,759

Itau Unibanco Holding SA	21,400	369,142

Itausa - Investimentos Itau SA	36,816	186,359

Klabin SA	8,600	58,950

Lojas Americanas SA	11,322	101,033

Marcopolo SA	16,900	114,146

Metalurgica Gerdau SA	3,500	39,177

Oi SA	17,000	68,722

Petroleo Brasileiro SA	137,159	1,245,303

Telefonica Brasil SA	6,910	174,507

Usinas Siderurgicas de Minas Gerais SA	4,300	22,328

Vale SA	33,841	657,668

TOTAL BRAZIL		$8,610,144

CHILE – 0.1%

Embotelladora Andina SA	10,300	67,921

(Wilmington Multi-Manager International Fund continued next page)

January 31, 2013 (unaudited)

76         PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Sociedad Quimica y Minera de Chile SA	3,190	$181,775

TOTAL CHILE		$249,696

COLOMBIA – 0.0%**

Grupo Argos SA	2,418	30,916

Grupo Aval Acciones y Valores	121,300	85,744

TOTAL COLOMBIA		$116,660

CROATIA – 0.0%**

Adris Grupa DD	579	29,626

GERMANY – 0.1%

Bayerische Motoren Werke AG	1,210	82,820

Henkel AG & Co. KGaA	1,401	123,704

Porsche Automobil Holding SE	1,198	104,268

ProSiebenSat.1 Media AG	1,194	40,838

RWE AG	1,495	52,686

Volkswagen AG	901	222,837

TOTAL GERMANY		$627,153

PHILIPPINES – 0.0%**

Ayala Land Voting*,††	178,200	438

TOGO – 0.0%**

Ecobank Transitional, Inc.*	7,768	—

UNITED KINGDOM – 0.0%**

Rexam PLC*	7,877	5,622

TOTAL PREFERRED STOCKS
(COST $8,680,395)		$9,639,339

MONEY MARKET FUNDS – 3.6%

Dreyfus Cash Management Fund, Institutional Shares, 0.05%^	15,611,128	15,611,128

Wilmington Prime Money Market Fund, Institutional Shares, 0.03%^,§	3,131,993	3,131,993

TOTAL MONEY MARKET FUNDS
(COST $18,743,121)		$18,743,121

RIGHTS – 0.0%**

NIGERIA – 0.0%**

Oando PLC, Expire 03/06/2013*	947,250	603

POLAND – 0.0%**

Polimex-Mostostal SA, Expire 12/20/2012 at $0.52*	47,700	228

SPAIN – 0.0%**

Banco Santander SA, Expire 2/28/2013*	17	4

UNITED STATES – 0.0%**

Federal Hydrogenerating, Expire 2/15/2013*	67,760	—

TOTAL RIGHTS
(COST $0)		$835

CALL WARRANTS – 1.6%

Citigroup Global Markets -

Agility, Expire 3/17/2014*	45,000	91,151

Description	Number of Shares	Value

Al-Qurain Petrochemicals Co., Expire 11/2/2013*	40,000	$26,439

Boubyan Petrochemicals, Expire 10/4/2013*	60,000	123,667

Boubyan Petrochemicals, Expire 10/4/2013*	49,000	113,184

Commercial Bank of Kuwait, Expire 2/25/2014*	29,000	74,200

Gulf Bank, Expire 10/4/2013*	40,000	58,280

Gulf Cable and Electrical Industries Co., Expire 11/4/2013*	20,000	90,974

Kuwait Finance House, Expire 1/14/2014*	53,200	158,806

Kuwait Food Co., Expire 11/15/2013*	9,600	62,772

Kuwait Real Estate Co., Expire 11/15/2013*	120,000	22,601

Mebanee, Expire 7/27/2014*	26,300	114,023

Mena Holdings, Expire 11/15/2013*	35,000	—

Mobile Telecommunications Co., Expire 9/20/2013*	110,800	326,809

National Industries Group Holdings, Expire 1/14/2014*	148,000	118,863

National Investment Co., Expire 10/4/2013*	30,000	17,058

National Real Estate Bank for Development, Expire 11/4/2013*	93,600	325,970

National Real Estate Bank for Development, Expire 3/28/2018*	40,000	18,195

Sultan, Expire 3/11/2014*	100,000	37,669

JPMorgan Chase Bank NA -

FPT Corp., Expire 1/13/2015*,•,Ω	24,950	47,655

Hagl JSC, Expire 3/3/2015*	49,507	67,825

Hoa Phat Group JSC, Expire 3/3/2015*	34,404	40,941

Kinh Do Corp., Expire 12/8/2014*,•,Ω	26,040	56,767

Masan Group Corp., Expire 7/7/2016*	27,330	155,234

PetroVietnam Drilling & Well Services JSC, Expire 12/15/2014*,•,Ω	32,300	70,737

PetroVietnam Fertilizer & Chemicals JSC, Expire 12/9/2014*,•,Ω	24,830	54,378

Pha Lai Thermal Power JSC, Expire 1/13/2015*,•,Ω	58,600	38,676

Saudi Pharmaceutical Industries Ltd., Expire 9/24/2015*	2,270	25,483

Vietnam Joint Stock Commercial Bank for Industry and Trade, Expire 10/27/2016*	150,727	165,800

Vingroup JSC, Expire 12/16/2014*,•,Ω	51,539	163,377

Merrill Lynch International & Co. -

ABB Ltd., Expire 6/5/2017*,•,Ω	2,560	31,220

Adani Ports and Special Economic Zone, Expire 12/17/2014*	21,000	59,182

Aditya Birla Nuvo Ltd., Expire 6/11/2015*,•,Ω	1,600	34,140

Ambuja Cements Ltd., Expire 6/11/2015*,•,Ω	17,000	65,125

Axis Bank Ltd., Expire 3/16/2015*,•,Ω	5,660	160,064

(Wilmington Multi-Manager International Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         77

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

Bharat Heavy Electricals Ltd., Expire 8/17/2015*	16,020	$68,564

Bharti Airtel Ltd., Expire 2/8/2016*	60,726	387,462

Burgan Bank, Expire 4/24/2013*	30,000	61,834

Cairn India Ltd., Expire 11/14/2016*	8,870	53,962

Cipla Ltd., Expire 9/9/2015*	11,100	84,889

Coal India Ltd., Expire 11/2/2015*	14,980	99,449

Colgate-Palmolive India Ltd., Expire 8/10/2017*	2,500	63,415

Container Corp. of India, Expire 2/2/2015*,•,Ω	2,500	43,903

DLF Ltd., Expire 2/1/2016*	11,800	61,589

Dr Reddy’s Laboratories Ltd., Expire 12/17/2015*	2,700	97,190

Essar Oil Ltd., Expire 3/27/2017*	44,290	71,519

Grasim Industries Ltd., Expire 4/18/2016*	300	16,943

HCL Technologies Ltd., Expire 8/17/2015*	5,500	71,095

HDFC Bank Ltd., Expire 5/26/2015*,•,Ω	22,505	271,899

Hero Motocorp Ltd., Expire 4/18/2016*	2,200	75,315

Hindustan Unilever Ltd., Expire 12/14/2015*	20,000	178,094

Housing Development Finance Corp., Expire 8/19/2015*	26,270	388,213

Idea Cellular Ltd., Expire 2/14/2017*	47,390	100,254

Indian Oil Corp. Ltd., Expire 7/29/2016*	17,400	107,000

Infrastructure Development Finance Co. Ltd., Expire 7/29/2015*	32,000	102,029

ITC Ltd., Expire 8/4/2015*	41,360	239,069

Jaiprakash Associates Ltd., Expire 6/15/2015*,•,Ω	50,500	82,497

Jindal Steel & Power Ltd., Expire 10/8/2015*	9,510	75,106

Kotak Mahindra Bank Ltd., Expire 3/27/2017*	7,400	94,591

Larsen & Toubro Ltd., Expire 5/18/2015*	1,200	34,786

Larsen & Toubro Ltd., Expire 6/10/2014*	3,690	106,894

Mahindra & Mahindra Ltd., Expire 12/10/2015*	7,700	128,647

Maruti Suzuki India Ltd., Expire 11/30/2015*	3,080	91,523

Nestle India Ltd., Expire 9/17/2015*	1,500	134,074

NTPC Ltd., Expire 10/6/2014*,•,Ω	54,303	159,770

Oil & Natural Gas Corp. Ltd., Expire 2/28/2016*	38,498	245,706

Piramal Enterprises Ltd., Expire 1/19/2018*	4,505	47,979

Power Grid Corp. of India Ltd., Expire 3/27/2017*	51,990	107,645

Punj Lloyd Ltd., Expire 3/27/2017*	44,190	44,044

Ranbaxy Laboratories Ltd., Expire 10/26/2015*	5,000	42,053

Reliance Capital Ltd., Expire 8/30/2016*	7,700	68,733

Reliance Communications Ltd., Expire 12/28/2015*	30,229	46,940

Reliance Infrastructure Ltd., Expire 2/11/16*	9,200	89,105

	Number of	Value
Description	Shares

Reliance Power Ltd., Expire 3/27/2017*	23,200	$40,210

Sesa Goa Ltd., Expire 12/4/2014*	20,500	71,850

Steel Authority of India Ltd., Expire 3/25/2014*,•,Ω	32,680	53,174

Sterlite Industries India Ltd., Expire 6/24/2015*	18,000	38,502

Sun Pharmaceutical Industries Ltd., Expire 2/2/2015*,•,Ω	12,000	161,879

Suzlon Energy Ltd., Expire 8/15/2015*	163,300	75,314

Tata Consultancy Services Ltd., Expire 12/14/2015*,•,Ω	5,840	147,484

Tata Consultancy Services Ltd., Expire 8/6/2014*	5,840	147,484

Tata Power Co. Ltd., Expire 9/17/2015*	51,800	98,394

Tata Steel Ltd., Expire 12/23/2014*,•,Ω	4,750	36,135

Ultratech Cement Ltd., Expire 6/10/2014*	3,571	127,647

Unitech Ltd., Expire 7/7/2015*,•,Ω	46,200	31,855

United Spirits Ltd., Expire 1/13/2016*	2,200	74,608

WCT Bhd -

WCT Bhd, Expire 12/06/2017*	7,093	628

TOTAL CALL WARRANTS
(COST $7,924,408)		$8,366,209

CERTIFICATES – 0.2%

HSBC Bank PLC -

Al Rajhi Bank, Expire 2/16/2015*	4,800	88,635

Alinma Bank, Expire 2/23/2015*,‡	10,150	36,538

Almarai Co. Ltd., Expire 11/24/2014*	2,782	48,775

Arab National Bank, Expire 5/11/2015*,‡	7,523	54,363

Banque Saudi Fransi, Expire 2/23/2015*	4,125	33,658

Etihad Etisalat Co., Expire 12/5/2014*	5,170	103,739

Jarir Marketing Co., Expire 5/4/2015*,‡	650	26,865

National Industrialization Co., Expire 5/4/2015*,‡	8,502	64,385

Samba Financial, Expire 2/10/2015*,‡	1,750	21,139

Saudi Arabian Fertilizer Co., Expire 5/11/2015*,‡	1,466	60,982

Saudi Basic Industries Corp., Expire 2/23/2015*	3,800	95,248

Saudi Cement Co., Expire 8/10/2015	1,900	50,411

Saudi Electricity Co., Expire 3/27/2015*,‡	5,670	20,638

Saudi Industrial Investment Group, Expire 3/27/2015*,‡	5,750	33,962

Saudi Kayan Petrochemical Co., Expire 3/27/2015*,‡	5,500	17,306

Saudi Telecom Co., Expire 5/11/2015*,‡	3,600	39,262

Savola, Expire 2/2/2015*	5,800	59,698

TOTAL CERTIFICATES
(COST $858,382)		$855,604

(Wilmington Multi-Manager International Fund continued next page)

January 31, 2013 (unaudited)

78         PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

Description	Number of Shares	Value

REAL ESTATE INVESTMENT TRUSTS – 0.5%

AUSTRALIA – 0.0%**

CFS Retail Property Trust Group	9,654	$20,134

Federation Centres	15,794	38,375

Stockland	25,350	91,200

TOTAL AUSTRALIA**		$149,709

CANADA – 0.0%**

H&R Real Estate Investment Trust	1,200	28,454

FRANCE – 0.5%

Unibail-Rodamco SE	9,952	2,351,893

HONG KONG – 0.0%**

Link REIT	17,500	90,937

NIGERIA – 0.0%**

Afriland Properties PLC	24,606	—

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $2,368,700)		$2,620,993

TOTAL INVESTMENTS IN SECURITIES – 100.2% (COST $472,657,898)		$526,073,879

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.9%

REPURCHASE AGREEMENTS – 0.9%

Goldman Sachs & Co., 0.14%, dated 1/31/13, due 2/01/13, repurchase price $1,106,378, collateralized by U.S. Government Securities 0.38% to 6.75%, maturing 10/30/13 to 7/15/32; total market value of $1,128,502	$1,106,374	$1,106,374

JP Morgan Securities LLC, 0.20%, dated 1/31/13, due 2/01/13, repurchase price $1,106,380, collateralized by U.S. Government Securities 1.27% to 9.20%, maturing 6/01/13 to 4/01/50; total market value of $1,128,503	1,106,374	1,106,374

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, dated 1/31/13, due 2/01/13, repurchase price $1,106,379, collateralized by U.S. Government Securities 3.50% to 4.50%, maturing 7/20/41 to 1/01/43; total market value of $1,128,502	1,106,374	1,106,374

Mizuho Securities USA, Inc., 0.19%, dated 1/31/13, due 2/01/13, repurchase price $1,106,380, collateralized by U.S. Government Securities 1.77% to 11.00%, maturing 2/01/13 to 6/01/42; total market value of $1,128,502	1,106,374	1,106,374

RBC Capital Markets LLC, 0.12%, dated 1/31/13, due 2/01/13, repurchase price $232,911, collateralized by U.S. Treasury Securities 0.00% to 4.00%, maturing 6/06/13 to 7/15/22; total market value of $237,570	232,910	232,910

TOTAL		$4,658,406

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $4,658,406)		$4,658,406

TOTAL INVESTMENTS – 101.1% (COST $477,316,304)		$530,732,285

COLLATERAL FOR SECURITIES ON LOAN – (0.9%)		(4,658,406)

OTHER LIABILITIES LESS ASSETS – (0.2%)		(830,067)

TOTAL NET ASSETS – 100.0%		$525,243,812

Cost of investments for Federal income tax purposes is $486,980,189. The net unrealized appreciation/(depreciation) of investments was $43,752,096. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $71,807,951 and net unrealized depreciation from investments for those securities having an excess of cost over value of $28,055,855.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

(Wilmington Multi-Manager International Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         79

Wilmington Multi-Manager International Fund (continued)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3		Total

Assets

Investments in Securities

Common Stocks	$430,257,913	$16,395,686	$ —	(a)	$446,653,599

Investment Companies	39,194,179	—	—		39,194,179

Preferred Stocks	9,633,279	6,060	—	(a)	9,639,339

Money Market Funds	18,743,121	—	—		18,743,121

Rights	4	831	—		835

Call Warrants	8,365,581	628	—		8,366,209

Certificates	855,604	—	—		855,604

Real Estate Investment Trusts	2,620,993	—	—		2,620,993

Repurchase Agreements	—	4,658,406	—		4,658,406

Total Investments	$509,670,674	$21,061,611	$ —		$530,732,285

Other Financial Instruments^

Forward Foreign Currency Contracts	—	2,337	—		2,337

Total Assets	$509,670,674	$21,063,948	$ —		$530,734,622

Liabilities

Other Financial Instruments^

Forward Foreign Currency Contracts	$ —	$(642)	$ —		$(642)

Total Liabilities	$ —	$(642)	$ —		$(642)

(a) At January 31, 2013, the Fund held securities that were valued at $0 and classified as Level 3. Beginning and ending Level 3 balances were zero and there was no activity during the period.

^ Other financial instruments are derivative instruments not reflected in the value of total investments in the Portfolio of Investments such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of Level 3 investments:

	Fair Value at January 31, 2013	Valuation Technique	Unobservable Input	Value of Unobservable Input

Investments in Securities:

Common Stocks	$—	Discounted cash flow	Estimated liquidation value	$—

Preferred Stocks	—	Discounted cash flow	Estimated liquidation value	—

The significant unobservable inputs used in the fair value measurement of the Fund’s common stocks and preferred stocks are estimated liquidation values. Significant increases in estimated liquidation value in isolation would result in a similar significant increase in fair value measurement.

(Wilmington Multi-Manager International Fund continued next page)

January 31, 2013 (unaudited)

80         PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager International Fund (continued)

At January 31, 2013, the Wilmington Multi-Manager International Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
2/1/2013	Deutsche Bank Securities Corp.	83,315 Australian Dollar	$ 87,215	$ 86,880	$ (335)
2/4/2013	Bank of New York	1,089,810 South African Rand	119,499	121,774	2,275
2/4/2013	Bank of New York	230,140 Australian Dollar	239,865	239,921	56
2/4/2013	Bank of New York	118,722 Euro	161,200	161,199	(1)
2/5/2013	Bank of New York	19,105 Australian Dollar	19,948	19,916	(32)
CONTRACTS SOLD
2/4/2013	Bank of New York	20,000 Euro	27,158	27,156	2
2/4/2013	Bank of New York	3,400 Canadian Dollar	3,413	3,409	4
2/4/2013	Bank of New York	982 Canadian Dollar	979	985	(6)
2/4/2013	Bank of New York	141 Canadian Dollar	141	141	—
2/5/2013	Bank of New York	561,257 Danish Krone	101,906	102,150	(244)
2/5/2013	Bank of New York	2,429 Pound Sterling	3,833	3,852	(19)
2/5/2013	Bank of New York	501 Pound Sterling	790	794	(4)
2/5/2013	Bank of New York	296 Swiss Franc	324	325	(1)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$1,695

At January 31, 2013, the Wilmington Multi-Manager International Fund had the following outstanding foreign exchange contracts:

Settlement Date	Counterparty	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
2/1/2013	Bank of New York	62,063 Euro	$84,256	$84,268	$ 12
CONTRACTS SOLD
2/1/2013	Bank of New York	12,000 Canadian Dollar	12,007	12,031	(24)
2/1/2013	Bank of New York	10,803 Euro	14,660	14,668	(8)
2/1/2013	Bank of New York	1,767 Canadian Dollar	1,759	1,772	(13)
2/1/2013	Bank of New York	422 Euro	568	572	(4)
2/1/2013	Bank of New York	108 Canadian Dollar	107	108	(1)
2/1/2013	Bank of New York	95 Canadian Dollar	94	95	(1)
2/1/2013	Bank of New York	58 Canadian Dollar	58	58	—
2/1/2013	Bank of New York	12 Canadian Dollar	12	12	—
2/1/2013	Bank of New York	6 Canadian Dollar	6	6	—
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS					$(39)

See Notes to Portfolios of Investments - Wilmington Funds

January 31, 2013 (unaudited)

Wilmington Rock Maple Alternatives Fund

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 41.1%

AEROSPACE & DEFENSE – 1.3%

Lockheed Martin Corp.Ö	6,654	$578,033

BANKS – 0.2%

HomeStreet, Inc.*,Ö	2,773	69,935

BEVERAGES – 0.9%

Coca-Cola Enterprises, Inc.Ö	11,445	399,087

BIOTECHNOLOGY – 0.4%

QLT, Inc.*	22,151	176,986

CAPITAL MARKETS – 0.1%

Morgan Stanley	1,283	29,317

COMMERCIAL SERVICES & SUPPLIES – 2.3%

ADT Corp.Ö	4,080	193,800

JTH Holding, Inc.*	2,216	35,966

LifeLock, Inc.*	2,230	20,917

Macquarie Infrastructure Co. LLCÖ	4,420	204,911

Mastercard, Inc.Ö	625	324,000

Visa, Inc.Ö	1,614	254,867

TOTAL COMMERCIAL SERVICES & SUPPLIES		$1,034,461

CONSTRUCTION & ENGINEERING – 0.6%

Primoris Services Corp.Ö	13,954	267,638

CONSUMER FINANCE – 0.7%

American Express Co.Ö	4,918	289,228

CONTAINERS & PACKAGING – 0.4%

Sealed Air Corp.Ö	10,580	198,058

DISTRIBUTORS – 0.1%

Genuine Parts Co.	792	53,880

DIVERSIFIED FINANCIAL SERVICES – 2.0%

Citigroup, Inc.	6,000	252,960

JPMorgan Chase & Co.Ö	13,296	625,577

TOTAL DIVERSIFIED FINANCIAL SERVICES		$878,537

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.6%

Koninklijke KPN NV*,Ö	46,115	259,600

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.0%

GSI Group, Inc.*,Ö	23,238	220,761

Rogers Corp.*,Ö	4,550	213,213

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$433,974

Description	Number of Shares	Value

ENERGY EQUIPMENT & SERVICES – 2.0%

Cie Generale de Geophysique - Veritas*,Ö	13,826	$401,645

Schlumberger Ltd.	2,846	222,130

Technip SA	2,277	246,902

TOTAL ENERGY EQUIPMENT & SERVICES		$870,677

FOOD PRODUCTS – 1.0%

Marine Harvest ASA*	433,716	434,280

HOTELS, RESTAURANTS & LEISURE – 1.9%

Fiesta Restaurant Group, Inc.Ö	10,169	181,110

Las Vegas Sands Corp.Ö	6,243	344,926

Starwood Hotels & Resorts Worldwide, Inc.	4,900	300,909

TOTAL HOTELS, RESTAURANTS & LEISURE		$826,945

HOUSEHOLD DURABLES – 1.2%

Brookfield Residential Properties, Inc.*,Ö	16,320	326,563

DR Horton, Inc.	2,642	62,510

M/I Homes, Inc.*	2,433	66,275

MDC Holdings, Inc.	551	21,665

Ryland Group, Inc.	840	33,365

TOTAL HOUSEHOLD DURABLES		$510,378

INSURANCE – 2.2%

Berkshire Hathaway, Inc.*,Ö	878	85,105

Delta Lloyd NVÖ	13,835	272,195

XL Group PLCÖ	21,684	601,080

TOTAL INSURANCE		$958,380

INTERNET & CATALOG RETAIL – 0.5%

Liberty VenturesÖ	2,879	214,860

INTERNET SOFTWARE & SERVICES – 0.7%

IntraLinks Holdings, Inc.*,Ö	46,243	299,192

MEDIA – 5.7%

Kabel Deutschland Holding AGÖ	5,804	470,631

Liberty Global, Inc.*,Ö	5,100	325,176

Liberty Media Corp.*,Ö	2,900	323,379

Starz - Liberty Capital*,Ö	7,792	124,204

Viacom, Inc.Ö	8,041	485,274

Virgin Media, Inc.Ö	13,457	530,071

Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SAÖ	60,166	257,496

TOTAL MEDIA		$2,516,231

METALS & MINING – 1.6%

Luxfer Holdings PLC ADR	13,867	179,300

(Wilmington Rock Maple Alternatives Fund continued next page)

January 31, 2013 (unaudited)

82         PORTFOLIOS OF INVESTMENTS

Wilmington Rock Maple Alternatives Fund (continued)

Description	Number of Shares	Value

Newmont Mining Corp.Ö	12,774	$548,771

TOTAL METALS & MINING		$728,071

MULTILINE RETAIL – 0.4%

JC Penney Co., Inc.*	2,032	41,311

Saks, Inc.*,Ö	10,823	116,997

TOTAL MULTILINE RETAIL		$158,308

OIL, GAS & CONSUMABLE FUELS – 3.8%

Delek US Holdings, Inc.	2,049	69,605

Enbridge Energy Partners LP	1,475	44,220

Enterprise Products Partners LP	850	48,169

John Wood Group PLCÖ	29,667	379,236

Kinder Morgan, Inc.	1,350	50,571

Lundin Petroleum AB*,Ö	16,155	414,938

Marathon Petroleum Corp.	885	65,676

Suncor Energy, Inc.	900	30,618

Talisman Energy, Inc.	25,185	315,316

Valero Energy Corp.	5,043	220,530

Williams Cos., Inc.	1,400	49,070

TOTAL OIL, GAS & CONSUMABLE FUELS		$1,687,949

PHARMACEUTICALS – 0.6%

AbbVie, Inc.	991	36,360

Pain Therapeutics, Inc.*	78,495	215,076

TOTAL PHARMACEUTICALS		$251,436

REAL ESTATE INVESTMENT TRUSTS – 3.9%

Chimera Investment Corp.Ö	148,760	453,718

MFA Financial, Inc.Ö	49,391	444,025

Spirit Realty Capital, Inc.Ö	18,472	359,465

Starwood Property Trust, Inc.Ö	18,745	480,622

TOTAL REAL ESTATE INVESTMENT TRUSTS		$1,737,830

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.2%

LSI Corp.*	2,640	18,586

Microchip Technology, Inc.	1,600	53,520

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$72,106

SOFTWARE – 2.8%

InterXion Holding NV*,Ö	19,823	455,731

Playtech Ltd.Ö	64,584	474,147

Verint Systems, Inc.*,Ö	8,750	295,750

TOTAL SOFTWARE		$1,225,628

SPECIALTY RETAIL – 0.4%

Wet Seal, Inc.*,Ö	70,700	197,960

TEXTILES, APPAREL & LUXURY GOODS – 0.4%
Tumi Holdings, Inc.*	8,470	190,490

Description	Number of Shares	Value

WIRELESS TELECOMMUNICATION SERVICES – 1.2%

Vodafone Group PLC ADRÖ	18,898	$516,293

TOTAL COMMON STOCKS (COST $15,875,679)		$18,065,748

INVESTMENT COMPANIES – 16.2%

ALTERNATIVE INVESTMENT FUND – 4.6%

Arbitrage Fund	157,241	2,000,102

COMMODITY FUNDS – 1.0%

iShares Gold Trust*	18,925	306,585

SPDR Gold Shares*	825	132,990

TOTAL COMMODITY FUNDS		$439,575

DEBT FUNDS – 1.2%

ProShares UltraShort 20+ Year Treasury	3,425	231,050

RidgeWorth Seix Floating Rate High Income Fund, Class I	34,998	316,033

TOTAL DEBT FUNDS		$547,083

EQUITY FUNDS – 9.4%

Professionally Managed Portfolios - The
Osterweis Strategic Income Fund	345,436	4,072,689

ProShares UltraShort S&P500	1,188	58,046

TOTAL EQUITY FUNDS		$4,130,735

TOTAL INVESTMENT COMPANIES (COST $7,082,961)		$7,117,495
	Par Value

CORPORATE BONDS – 16.5%

BANKS – 0.1%

International Finance Corp, Sr. Unsecured, GMTN, 5.00%, 12/21/15	$120,000	$58,995

COMMERCIAL SERVICES & SUPPLIES – 1.2%

ADS Waste Holdings, Inc.,
Sr. Unsecured, 8.25%, 10/01/20•,Ω	475,000	506,469

ENTERTAINMENT – 2.2%

Greektown Superholdings, Inc.,
Series A, Secured, 13.00%, 7/01/15	450,000	484,875

Yonkers Racing Corp.,
Secured, 11.38%, 7/15/16•,Ω	425,000	462,187

TOTAL ENTERTAINMENT		$947,062

FOOD – 1.8%

ARAMARK Corp.,
Company Guaranteed, 8.50%, 2/01/15	500,000	502,500

Pinnacle Foods Finance LLC / Pinnacle
Foods Finance Corp.,
Company Guaranteed, 9.25%, 4/01/15	274,000	276,911

TOTAL FOOD		$779,411

(Wilmington Rock Maple Alternatives Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         83

Wilmington Rock Maple Alternatives Fund (continued)

Description	Par Value		Value

LODGING – 1.2%

CityCenter Holdings LLC / CityCenter Finance Corp.,
Sr. Secured, 7.63%, 1/15/16	$500,000		$542,500

MACHINERY – 0.4%

HD Supply, Inc.,
Company Guaranteed, 13.50%, 9/01/15	155,000		160,231

OFFICE/BUSINESS EQUIPMENT – 1.1%

CDW LLC / CDW Finance Corp.,
Company Guaranteed, 12.54%, 10/12/17	463,000		498,304

OIL & GAS – 1.1%

Offshore Group Investment Ltd.,
Sr. Secured, 11.50%, 8/01/15	464,000		506,342

RETAIL – 3.7%

Dave & Buster’s, Inc.,
Company Guaranteed, 11.00%, 6/01/18	500,000		568,750

Rite Aid Corp.,
Secured, 10.38%, 7/15/16	500,000		528,437

Wok Acquisition Corp.,
Company Guaranteed, 10.25%, 6/30/20•,Ω	475,000		511,219

TOTAL RETAIL			$1,608,406

SOFTWARE – 1.2%

First Data Corp.,
Company Guaranteed, 9.88%, 9/24/15	500,000		512,500

SOVEREIGN BONDS – 0.2%

Canadian Government Bond, 3.25%, 6/01/21	50,000		55,354

Canadian Government Bond, 2.75%, 6/01/22	50,000		53,371

TOTAL SOVEREIGN BONDS			$108,725

WIRELESS TELECOMMUNICATION SERVICES – 2.3%

Cricket Communications, Inc.,
Series WI, Sr. Secured, 7.75%, 5/15/16	460,000		487,025

Intelsat Luxembourg SA,
Series WI, Company Guaranteed,
11.25%, 2/04/17	500,000		530,625

TOTAL WIRELESS TELECOMMUNICATION SERVICES			$1,017,650

TOTAL CORPORATE BONDS (COST $7,169,097)			$7,246,595

FOREIGN GOVERNMENT INFLATION-LINKED SECURITY – 0.2%

GOVERNMENT – 0.2%

Norway Government Bond, Series 475, 2.00%, 5/24/23	500,000	NOK	86,694

TOTAL FOREIGN GOVERNMENT INFLATION-LINKED SECURITY
(COST $86,801)			$86,694

U.S. GOVERNMENT OBLIGATIONS – 1.4%

U.S. TREASURY BILLS – 1.4%

0.16%, 2/07/13Ö	500,000		499,995

Description	Par Value	Value

0.17%, 5/02/13Ö	$100,000	$99,985

TOTAL U.S. TREASURY BILLS		$599,980

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $599,944)		$599,980
	Number of Shares

MONEY MARKET FUND – 26.6%

Dreyfus Cash Management Fund,
Institutional Shares, 0.07%^	11,687,750	$11,687,750

TOTAL MONEY MARKET FUND (COST $11,687,750)		$11,687,750
	Contracts

PURCHASED OPTIONS – 0.6%

CALL OPTIONS – 0.0%**

S&P 500 Index, Strike Price $1,560.00, Expiring 2/01/2013	7	$35

S&P 500 Index, Strike Price $1,560.00, Expiring 2/06/2013	7	13

S&P 500 Index, Strike Price $1,563.00, Expiring 2/07/2013	7	20

S&P 500 Index, Strike Price $1,570.00, Expiring 2/08/2013	7	70

S&P 500 Index, Strike Price $1,570.00, Expiring 2/12/2013	7	63

S&P 500 Index, Strike Price $1,575.00, Expiring 2/13/2013	7	58

S&P 500 Index, Strike Price $1,575.00, Expiring 2/16/2013	7	70

S&P 500 Index, Strike Price $1,590.00, Expiring 2/20/2013	6	64

S&P 500 Index, Strike Price $1,597.00, Expiring 2/21/2013	6	52

S&P 500 Index, Strike Price $1,600.00, Expiring 2/22/2013	6	120

S&P 500 Index, Strike Price $1,600.00, Expiring 2/28/2013	6	30

S&P 500 Index, Strike Price $1,605.00, Expiring 2/25/2013	6	59

TOTAL CALL OPTIONS		$654

PUT OPTIONS – 0.6%

S&P 500 Index, Strike Price $1,320.00, Expiring 2/06/2013	7	19

S&P 500 Index, Strike Price $1,325.00, Expiring 2/01/2013	7	35

S&P 500 Index, Strike Price $1,330.00, Expiring 2/07/2013	7	50

S&P 500 Index, Strike Price $1,335.00, Expiring 2/08/2013	7	105

S&P 500 Index, Strike Price $1,335.00, Expiring 2/12/2013	7	199

(Wilmington Rock Maple Alternatives Fund continued next page)

January 31, 2013 (unaudited)

84         PORTFOLIOS OF INVESTMENTS

Wilmington Rock Maple Alternatives Fund (continued)

Description	Contracts	Value

S&P 500 Index, Strike Price $1,345.00, Expiring 2/13/2013	7	$263

S&P 500 Index, Strike Price $1,345.00, Expiring 2/16/2013	7	280

S&P 500 Index, Strike Price $1,350.00, Expiring 2/28/2013	6	900

S&P 500 Index, Strike Price $1,360.00, Expiring 2/20/2013	6	618

S&P 500 Index, Strike Price $1,362.00, Expiring 2/21/2013	6	696

S&P 500 Index, Strike Price $1,365.00, Expiring 2/22/2013	6	675

S&P 500 Index, Strike Price $1,365.00, Expiring 2/25/2013	6	987

SPDR S&P 500, Strike Price $137.00, Expiring 3/16/2013	92	3,864

SPDR S&P 500, Strike Price $140.00, Expiring 3/16/2013	60	3,840

SPDR S&P 500, Strike Price $143.00, Expiring 3/16/2013	48	4,752

SPDR S&P 500, Strike Price $145.00, Expiring 3/16/2013	110	14,520

SPDR S&P 500, Strike Price $200.00, Expiring 12/21/2013	15	79,215

SPDR S&P 500, Strike Price $200.00, Expiring 1/18/2014	15	79,200

SPDR S&P 500, Strike Price $205.00, Expiring 12/21/2013	14	80,892

TOTAL PUT OPTIONS		$271,110

TOTAL PURCHASED OPTIONS (COST $345,835)		$271,764

TOTAL INVESTMENTS IN SECURITIES – 102.6% (COST $42,848,067)		$45,076,026
	Number of Shares

SECURITIES SOLD SHORT – (16.4%)

INVESTMENT COMPANIES – (16.4%)

EQUITY FUNDS – (16.4%)

Consumer Discretionary Select Sector SPDR Fund	(5,240)	$(262,681)

Health Care Select Sector SPDR Fund	(2,100)	(90,111)

Industrial Select Sector SPDR Fund	(4,020)	(161,122)

iShares Core S&P 500 ETF	(5,949)	(895,087)

iShares Dow Jones U.S. Home Construction Index Fund	(1,700)	(39,831)

iShares Dow Jones US Real Estate Index Fund	(10,733)	(722,009)

iShares MSCI United Kingdom Index Fund	(48,900)	(903,183)

iShares Russell 2000 Index Fund	(1,900)	(170,278)

iShares Russell 2000 Value Index Fund	(2,730)	(218,427)

Market Vectors Semiconductor ETF	(1,090)	(37,387)

Materials Select Sector SPDR Fund	(30,418)	(1,186,910)

Description	Number of Shares	Value

SPDR S&P 500 ETF Trust, Series T	(4,612)	$(690,416)

Technology Select Sector SPDR Fund	(5,770)	(169,638)

Vanguard MSCI European ETF	(32,934)	(1,677,329)

TOTAL EQUITY FUNDS		$(7,224,409)

TOTAL INVESTMENT COMPANIES		$(7,224,409)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $6,791,241)		$(7,224,409)

	Contracts

WRITTEN OPTIONS – (0.2%)

CALL OPTIONS – (0.2%)

S&P 500 Index, Strike Price $1,490.00, Expiring 2/01/2013	(7)	$(7,595)

S&P 500 Index, Strike Price $1,490.00, Expiring 2/06/2013	(7)	(9,613)

S&P 500 Index, Strike Price $1,493.00, Expiring 2/07/2013	(7)	(8,658)

S&P 500 Index, Strike Price $1,500.00, Expiring 2/08/2013	(7)	(7,210)

S&P 500 Index, Strike Price $1,500.00, Expiring 2/12/2013	(7)	(7,630)

S&P 500 Index, Strike Price $1,505.00, Expiring 2/13/2013	(7)	(6,191)

S&P 500 Index, Strike Price $1,505.00, Expiring 2/16/2013	(7)	(6,860)

S&P 500 Index, Strike Price $1,515.00, Expiring 2/20/2013	(6)	(4,487)

S&P 500 Index, Strike Price $1,522.00, Expiring 2/21/2013	(6)	(3,278)

S&P 500 Index, Strike Price $1,525.00, Expiring 2/22/2013	(6)	(2,958)

S&P 500 Index, Strike Price $1,525.00, Expiring 2/28/2013	(6)	(3,900)

S&P 500 Index, Strike Price $1,530.00, Expiring 2/25/2013	(6)	(2,663)

TOTAL CALL OPTIONS		$(71,043)

PUT OPTIONS – 0.0%**

S&P 500 Index, Strike Price $1,390.00, Expiring 2/06/2013	(7)	(120)

S&P 500 Index, Strike Price $1,395.00, Expiring 2/01/2013	(7)	(35)

S&P 500 Index, Strike Price $1,400.00, Expiring 2/07/2013	(7)	(234)

S&P 500 Index, Strike Price $1,405.00, Expiring 2/08/2013	(7)	(350)

S&P 500 Index, Strike Price $1,405.00, Expiring 2/12/2013	(7)	(627)

S&P 500 Index, Strike Price $1,415.00, Expiring 2/13/2013	(7)	(869)

S&P 500 Index, Strike Price $1,415.00, Expiring 2/16/2013	(7)	(1,050)

(Wilmington Rock Maple Alternatives Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         85

Wilmington Rock Maple Alternatives Fund (continued)

Description	Contracts	Value

S&P 500 Index, Strike Price $1,425.00, Expiring 2/28/2013	(6)	$ (2,670)

S&P 500 Index, Strike Price $1,435.00, Expiring 2/20/2013	(6)	(2,313)

S&P 500 Index, Strike Price $1,437.00, Expiring 2/21/2013	(6)	(2,590)

S&P 500 Index, Strike Price $1,440.00, Expiring 2/22/2013	(6)	(2,640)

S&P 500 Index, Strike Price $1,440.00, Expiring 2/25/2013	(6)	(3,480)

TOTAL PUT OPTIONS		$(16,978)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $78,584)		$(88,021)

Description	Value

TOTAL INVESTMENTS NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS – 86.0% (COST $35,978,242)	$37,763,596

OTHER ASSETS LESS LIABILITIES – 14.0%	6,172,640

TOTAL NET ASSETS – 100.0%	$43,936,236

Cost of investments for Federal income tax purposes is $43,050,141. The net unrealized appreciation/(depreciation) of investments was $2,025,885. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,294,683 and net unrealized depreciation from investments for those securities having an excess of cost over value of $268,798.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Common Stocks	$18,065,748	$—	$—	$18,065,748

Investment Companies	7,117,495	—	—	7,117,495

Corporate Bonds	—	7,246,595	—	7,246,595

Foreign Government Inflation-Linked Security	—	86,694	—	86,694

U.S. Government Obligations	—	599,980	—	599,980

Money Market Fund	11,687,750	—	—	11,687,750

Purchased Options	267,673	4,091	—	271,764

Total Assets	$37,138,666	$7,937,360	$—	$45,076,026

Liabilities

Other Financial Instruments^

Securities Sold Short	$(7,224,409)	$—	$—	(7,224,409)

Written Options	(28,698)	(59,323)	—	(88,021)

Forward Foreign Currency Contracts	—	(36,950)	—	(36,950)

Total Liabilities	$(7,253,107)	$(96,273)	$—	$(7,349,380)

^ Other financial instruments are derivative instruments not reflected in the value of total investments in the Portfolio of Investments such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Securities sold short and written options are reported at their market value at period end.

At January 31, 2013, the Wilmington Rock Maple Alternatives Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

(Wilmington Rock Maple Alternatives Fund continued next page)

January 31, 2013 (unaudited)

86         PORTFOLIOS OF INVESTMENTS

Wilmington Rock Maple Alternatives Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD
2/28/2013	Bank of New York	2,666,000 Swedish Krona	$414,945	$419,087	$ (4,142)
2/28/2013	Bank of New York	2,320,000 Norwegian Krone	418,655	424,239	(5,584)
2/28/2013	Bank of New York	1,433,000 Euro	1,927,887	1,946,011	(18,124)
2/28/2013	Bank of New York	544,000 Pound Sterling	853,552	862,652	(9,100)
NET UNREALIZED APPRECIATION
(DEPRECIATION) ON FORWARD FOREIGN
CURRENCY CONTRACTS					$(36,950)

See Notes to Portfolios of Investments - Wilmington Funds

January 31, 2013 (unaudited)

Wilmington Multi-Manager Real Asset Fund

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

Description	Par Value	Value

INFLATION-LINKED & FIXED INCOME SECURITIES – 54.2%

ASSET-BACKED SECURITIES – 0.1%

DIVERSIFIED FINANCIAL SERVICES – 0.1%

SLM Student Loan Trust,
2.13%, 8/15/16Δ,•,Ω	$34	$34

Venture CDO Ltd.,
0.55%, 1/20/22Δ,•,Ω	400,000	385,906

TOTAL DIVERSIFIED FINANCIAL SERVICES		$385,940

TOTAL ASSET-BACKED SECURITIES
(COST $362,216)		$385,940

CORPORATE BONDS – 1.2%

ENERGY – 0.1%

DCP Midstream Operating LP,
Company Guaranteed, 3.25%, 10/01/15	200,000	207,319

FINANCIALS – 1.1%

Banco Santander Brazil SA,
Sr. Unsecured, 2.41%, 3/18/14Δ,•,Ω	500,000	498,489

Banque PSA Finance SA,
Sr. Unsecured, 4.00%, 7/19/13	300,000	412,166

Dexia Credit Local SA,
Government Liquid GTD,

0.71%, 3/05/13Δ,•,Ω	1,700,000	1,699,037

1.08%, 9/18/13Δ	600,000	815,354

Ford Motor Credit Co., LLC,
Sr. Unsecured, 8.00%, 6/01/14	200,000	217,224

International Lease Finance Corp.,
Sr. Secured, 7.13%, 9/01/18•,Ω	100,000	117,187

Intesa Sanpaolo SpA,
Sr. Unsecured, 3.13%, 1/15/16	100,000	99,320

MAGI Funding PLC,
1.31%, 4/11/21•,Ω	392,753	519,259

TOTAL FINANCIALS		$4,378,036

TOTAL CORPORATE BONDS
(COST $4,513,943)		$4,585,355

CORPORATE NOTES – 0.8%

FINANCIALS – 0.8%

JPMorgan Chase & Co.,
Notes, 1.06%, 9/30/13Δ	1,500,000	1,507,173

Description	Par Value		Value

Metropolitan Life Global Funding I,
Secured, 1.06%, 1/10/14Δ,•,Ω	$1,500,000		$1,505,078

Morgan Stanley,
Sr. Unsecured, 1.28%, 4/29/13Δ	100,000		100,059

TOTAL FINANCIALS			$3,112,310

TOTAL CORPORATE NOTES
(COST $3,101,700)			$3,112,310

EXCHANGE-TRADED FUNDS – 1.7%

DEBT FUND – 1.7%

iShares Barclays TIPS Bond Fund	55,300		6,679,134

TOTAL EXCHANGE-TRADED FUNDS
(COST $6,471,042)			$6,679,134

FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES – 31.6%

DIVERSIFIED – 0.2%

Network Rail Infrastructure Finance PLC,
1.38%, 11/22/37	386,243	GBP	795,219

GOVERNMENT – 31.4%

Australia Government Bond,

3.00%, 9/20/25	1,100,000	AUD	1,564,658

4.00%, 8/20/20	350,000	AUD	700,275

Bonos del Banco Central de Chile en UF,
3.00%, 3/01/22	228,075,400	CLP	496,970

Brazil Notas do Tesouro Nacional Serie B,

6.00%, 5/15/17	7,019,000	BRL	9,012,292

6.00%, 8/15/22	800,000	BRL	1,105,896

6.00%, 8/15/24	1,640,000	BRL	2,314,615

6.00%, 5/15/35	300,000	BRL	450,484

6.00%, 5/15/45	1,508,000	BRL	2,368,518

Bundesrepublik Deutschland Bundesob- ligation Inflation Linked Bond,
0.75%, 4/15/18	2,459,902	EUR	3,598,259

Canadian Government Bond,

1.50%, 12/01/44	738,206	CAD	940,084

3.00%, 12/01/36	828,583	CAD	1,311,170

4.00%, 12/01/31	773,755	CAD	1,306,493

4.25%, 12/01/21	2,788,117	CAD	3,874,571

Denmark I/L Government Bond,
0.10%, 11/15/23	17,331,119	DKK	3,248,423

Deutsche Bundesrepublik Inflation Linked Bond,

0.10%, 4/15/23	2,850,000	EUR	4,093,473

1.75%, 4/15/20	1,289,544	EUR	2,042,642

France Government Bond OAT,

0.25%, 7/25/18	50,000	EUR	72,559

(Wilmington Multi-Manager Real Asset Fund continued next page)

January 31, 2013 (unaudited)

88         PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value		Value

1.00%, 7/25/17	$448,352	EUR	$659,899

1.10%, 7/25/22	1,534,404	EUR	2,255,470

1.30%, 7/25/19	105,483	EUR	159,442

1.60%, 7/25/15	413,970	EUR	600,427

1.80%, 7/25/40	226,570	EUR	388,072

1.85%, 7/25/27	634,446	EUR	1,013,770

2.10%, 7/25/23	391,176	EUR	635,461

2.25%, 7/25/20	482,812	EUR	772,418

3.15%, 7/25/32	305,740	EUR	602,052

3.40%, 7/25/29	123,873	EUR	247,638

4.00%, 4/25/18	400,000	EUR	621,379

French Treasury Note BTAN,
0.45%, 7/25/16	571,120	EUR	815,166

Italy Buoni Poliennali Del Tesoro,

2.10%, 9/15/16	900,000	EUR	1,331,852

2.10%, 9/15/17	800,000	EUR	1,275,401

2.55%, 10/22/16	1,100,000	EUR	1,537,287

Japanese Government CPI Linked Bond,
1.40%, 3/10/18	64,090,000	JPY	778,567

Mexican Bonos,
8.50%, 12/13/18	15,154,200	MXN	1,423,424

Mexican Udibonos,

2.00%, 6/09/22	13,693,470	MXN	1,117,852

2.50%, 12/10/20	49,883,355	MXN	4,237,641

3.50%, 12/14/17	32,671,152	MXN	2,836,493

4.50%, 12/18/14	12,226,313	MXN	1,021,937

New South Wales Treasury Corp.,

2.75%, 11/20/25	900,000	AUD	1,217,584

3.75%, 11/20/20	800,000	AUD	1,078,874

New Zealand Index Linked,
2.02%, 9/20/25	900,000	NZD	805,920

Poland Government Bond,
3.00%, 8/24/16	2,320,871	PLN	801,854

South Africa Government Bond,
Series R207, Sr. Unsecured, 7.25%, 1/15/20	23,700,000	ZAR	2,783,241

Sweden Government Bond,

0.25%, 6/01/22	1,000,000	SEK	158,639

4.29%, 12/01/15	11,400,000	SEK	2,418,657

4.29%, 12/01/28	1,500,000	SEK	422,195

5.16%, 12/01/20	11,000,000	SEK	2,860,535

Turkey Government Bond,
9.00%, 5/21/14	1,706,141	TRY	1,095,228

U.K. Gilt Inflation Linked,

0.13%, 3/22/24	1,114,432	GBP	1,954,374

0.13%, 3/22/29	775,838	GBP	1,329,444

0.13%, 3/22/44	1,337,305	GBP	2,247,471

0.38%, 3/22/62	124,972	GBP	244,231

0.50%, 3/22/50	471,865	GBP	906,895

0.63%, 3/22/40	340,287	GBP	649,326

0.63%, 11/22/42	1,167,520	GBP	2,277,683

Description	Par Value		Value

0.75%, 3/22/34	$4,018,804	GBP	$7,684,283

0.75%, 11/22/47	1,560,372	GBP	3,198,468

1.13%, 11/22/37	850,066	GBP	1,790,502

1.25%, 11/22/17	253,556	GBP	469,393

1.25%, 11/22/27	8,343,705	GBP	16,864,336

1.25%, 11/22/32	339,333	GBP	705,580

1.25%, 11/22/55	511,136	GBP	1,281,366

1.88%, 11/22/22	2,388,440	GBP	4,946,149

6.21%, 7/17/24	140,000	GBP	770,691

7.23%, 4/16/20	250,000	GBP	1,506,064

Xunta de Galicia,
Sr. Unsub. Notes,

5.76%, 4/03/17	100,000	EUR	136,410

6.13%, 4/03/18	100,000	EUR	136,748

TOTAL GOVERNMENT			$125,575,171

TOTAL FOREIGN GOVERNMENT INFLATION-LINKED
SECURITIES
(COST $117,489,258)			$126,370,390

MORTGAGE-BACKED SECURITIES – 0.1%

WHOLE LOAN – 0.1%

WAMU Mortgage Pass-Through Certificates,

3.01%, 11/25/36Δ	476,853		382,112

3.27%, 3/25/37Δ	214,936		190,802

TOTAL WHOLE LOAN			$572,914

TOTAL MORTGAGE-BACKED SECURITIES
(COST $504,945)			$572,914

U.S. GOVERNMENT INFLATION-LINKED SECURITIES – 18.7%

U.S. TREASURY INFLATION INDEXED BILLS – 0.6%

U.S. Treasury Bill,

0.13%, 11/14/13Ö,‡	260,000		259,773

0.13%, 1/09/14Ö,‡	370,000		369,543

U.S. Treasury Note,
2.00%, 2/15/22	1,950,000		1,978,439

TOTAL U.S. TREASURY INFLATION INDEXED BILLS			$2,607,755

U.S. TREASURY INFLATION INDEXED BONDS – 8.2%

U.S. Treasury Inflation Indexed Bond,

0.13%, 1/15/22	11,700,000		12,868,854

0.75%, 2/15/42	2,300,000		2,485,868

1.75%, 1/15/28	578,000		808,739

2.00%, 1/15/26	868,000		1,303,437

2.13%, 2/15/40	400,000		608,234

2.38%, 1/15/25	3,423,000		5,582,054

2.38%, 1/15/27	1,100,000		1,705,023

2.50%, 1/15/29	48,000		72,151

3.38%, 4/15/32	724,000		1,515,526

3.88%, 4/15/29	2,599,000		5,924,616

TOTAL U.S. TREASURY INFLATION INDEXED BONDS			$32,874,502

(Wilmington Multi-Manager Real Asset Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         89

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Par Value	Value

U.S. TREASURY INFLATION INDEXED NOTES – 9.9%

Inflation Protected Note,
1.63%, 1/15/15	$400,000	$516,086

U.S. Treasury Inflation Indexed Note,

0.13%, 4/15/17	4,900,000	5,346,740

0.13%, 7/15/22~	15,700,000	16,995,864

0.13%, 1/15/23	1,100,000	1,177,368

1.25%, 4/15/14	40,000	45,086

1.25%, 7/15/20	1,700,000	2,126,149

1.63%, 1/15/18	1,900,000	2,430,491

1.88%, 7/15/13	3,078,000	3,942,417

1.88%, 7/15/15	1,200,000	1,560,941

2.00%, 7/15/14	68,000	88,093

2.00%, 1/15/16	8,000	10,365

2.13%, 1/15/19	2,510,000	3,273,520

2.38%, 1/15/17	1,500,000	1,998,712

TOTAL U.S. TREASURY INFLATION INDEXED NOTES		$39,511,832

TOTAL U.S. GOVERNMENT INFLATION-LINKED SECURITIES
(COST $72,787,672)		$74,994,089

TOTAL INFLATION-LINKED & FIXED INCOME SECURITIES
(COST $205,230,776)		$216,700,132
	Number of Shares

REAL ESTATE RELATED SECURITIES – 33.7%

COMMON STOCKS – 9.8%

DEPARTMENT STORES – 0.4%

Lifestyle International Holdings Ltd.	660,400	$1,696,259

DIVERSIFIED REAL ESTATE ACTIVITIES – 5.3%

CapitaLand Ltd.	635,616	2,054,267

City Developments Ltd.	141,000	1,331,790

Daito Trust Construction Co. Ltd.	6,801	670,841

Daiwa House Industry Co. Ltd.	91,700	1,683,682

Hang Lung Group Ltd.	36,900	223,863

Hang Lung Properties Ltd.	421,999	1,591,597

Kerry Properties Ltd.	371,000	2,004,397

Mitsubishi Estate Co. Ltd.	153,510	3,716,673

Mitsui Fudosan Co. Ltd.	145,589	3,325,884

PSP Swiss Property AG*	3,525	337,955

Sumitomo Realty & Development Co. Ltd.	36,500	1,111,624

Sun Hung Kai Properties Ltd.	116,267	1,908,449

Swire Properties Ltd.	99,000	362,534

Wharf Holdings Ltd.	75,000	662,442

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$20,985,998

FINANCIALS – 0.0%**

Deutsche Wohnen AG	5,725	110,226

Description	Number of Shares	Value

HOTELS, RESORTS, & CRUISE LINES – 0.8%

Melia Hotels International SA	110,000	$893,155

Shangri-La Asia Ltd.	532,416	1,260,432

Starwood Hotels & Resorts Worldwide, Inc.	18,200	1,117,662

TOTAL HOTELS, RESORTS, & CRUISE LINES		$3,271,249

REAL ESTATE DEVELOPMENT – 1.3%

Cheung Kong Holdings Ltd.	81,634	1,338,918

China Overseas Land & Investment Ltd.	525,500	1,629,610

China Resources Land Ltd.	118,000	359,079

Guangzhou R&F Properties Co. Ltd.	320,000	580,963

Keppel Land Ltd.	66,000	227,172

Sino Land Co. Ltd.	337,982	631,913

Wing Tai Holdings Ltd.	195,975	301,646

TOTAL REAL ESTATE DEVELOPMENT		$5,069,301

REAL ESTATE OPERATING COMPANIES – 2.0%

Aeon Mall Co. Ltd.	50,700	1,222,522

Castellum AB	63,618	938,583

Central Pattana PCL	416,000	1,189,269

Central Pattana PCL	8,000	22,871

Global Logistic Properties Ltd.	287,300	640,688

GSW Immobilien AG	5,302	226,265

Hongkong Land Holdings Ltd.	251,081	1,965,964

Hufvudstaden AB	8,624	111,567

Hysan Development Co. Ltd.	320,617	1,614,371

Safestore Holdings PLC	58,400	115,777

Sonae Sierra Brasil SA	3,800	58,297

TOTAL REAL ESTATE OPERATING COMPANIES		$8,106,174

TOTAL COMMON STOCKS
(COST $26,910,021)		$39,239,207

EXCHANGE-TRADED FUNDS – 4.3%

EQUITY FUNDS – 4.3%

SPDR Dow Jones International Real Estate
ETF	271,400	11,282,098

Vanguard REIT ETF	85,000	5,802,100

TOTAL EQUITY FUNDS		$17,084,198

TOTAL EXCHANGE-TRADED FUNDS
(COST $14,500,514)		$17,084,198

REAL ESTATE INVESTMENT TRUSTS – 19.6%

DIVERSIFIED – 2.4%

British Land Co. PLC	18,638	166,126

Dexus Property Group	702,014	765,000

Duke Realty Corp.	28,800	443,808

Fonciere Des Regions	3,846	324,865

GPT Group	315,790	1,248,065

ICADE	15,326	1,352,618

Kenedix Realty Investment Corp.	31	121,193

(Wilmington Multi-Manager Real Asset Fund continued next page)

January 31, 2013 (unaudited)

90         PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value

Land Securities Group PLC	128,991	$1,642,768

Liberty Property Trust	17,100	669,807

Mercialys SA	1,800	40,070

Mirvac Group	268,675	445,476

Segro PLC	14,100	55,504

Shaftesbury PLC	54,233	475,223

Stockland	329,560	1,185,641

United Urban Investment Corp.	161	196,661

Vornado Realty Trust	4,697	396,709

Weyerhaeuser Co.	4,400	132,528

TOTAL DIVERSIFIED		$9,662,062

DIVERSIFIED REAL ESTATE ACTIVITIES – 0.2%

Eurocommercial Properties NV	2,727	108,674

Plum Creek Timber Co., Inc.	14,200	684,156

Tokyo Tatemono Co. Ltd.	46,600	218,107

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$1,010,937

FINANCIALS – 0.3%

American Tower Corp.	3,500	266,525

Goodman Group	110,771	519,802

Investa Office Fund	104,100	328,922

TOTAL FINANCIALS		$1,115,249

INDUSTRIALS – 0.7%

Ascendas Real Estate Investment Trust	27,000	55,193

Prologis, Inc.	73,421	2,929,498

TOTAL INDUSTRIALS		$2,984,691

OFFICE – 3.3%

Alexandria Real Estate Equities, Inc.	17,400	1,261,500

Boston Properties, Inc.	29,700	3,126,816

CapitaCommercial Trust	476,000	640,359

Derwent London PLC	43,858	1,501,072

Douglas Emmett, Inc.	44,500	1,037,740

Great Portland Estates PLC	161,214	1,243,904

Highwoods Properties, Inc.	9,400	338,400

Japan Real Estate Investment Corp.	68	687,102

Kilroy Realty Corp.	34,800	1,736,520

Nippon Building Fund, Inc.	31	319,678

SL Green Realty Corp.	12,200	980,636

Societe Immobiliere de Location pour l’industrie et le Commerce	1,430	156,496

TOTAL OFFICE		$13,030,223

RESIDENTIAL – 2.9%

Advance Residence Investment Corp.	52	108,100

American Campus Communities, Inc.	28,200	1,313,274

AvalonBay Communities, Inc.	9,029	1,171,874

Boardwalk Real Estate Investment Trust	14,400	947,825

BRE Properties, Inc.	10,700	544,416

Description	Number of Shares	Value

Equity Residential	55,700	$3,085,223

Essex Property Trust, Inc.	14,900	2,291,322

Nippon Accommodations Fund, Inc.	25	191,098

Post Properties, Inc.	12,000	582,120

UDR, Inc.	58,519	1,398,019

TOTAL RESIDENTIAL		$11,633,271

RETAIL – 6.8%

Calloway Real Estate Investment Trust	3,700	109,768

CapitaMall Trust	284,542	487,399

DDR Corp.	75,410	1,251,052

Federal Realty Investment Trust	12,300	1,301,955

Federation Centres	182,300	442,937

Frasers Centrepoint Trust	34,000	53,295

General Growth Properties, Inc.	56,674	1,106,276

Hammerson PLC	207,395	1,597,598

Japan Retail Fund Investment Corp.	218	412,900

Kimco Realty Corp.	40,400	839,108

Klepierre	21,802	859,955

Link REIT	160,800	835,578

Macerich Co.	31,684	1,892,168

RioCan Real Estate Investment Trust	80,204	2,161,504

Simon Property Group, Inc.	40,069	6,418,252

Tanger Factory Outlet Centers	10,900	386,078

Taubman Centers, Inc.	22,700	1,850,050

Unibail-Rodamco SE	10,374	2,451,622

Westfield Group	132,033	1,539,302

Westfield Retail Trust	319,063	1,068,024

TOTAL RETAIL		$27,064,821

SPECIALIZED – 3.0%

HCP, Inc.	21,200	983,468

Health Care REIT, Inc.	50,100	3,148,284

Host Hotels & Resorts, Inc.	159,414	2,676,561

Pebblebrook Hotel Trust	6,700	166,897

Public Storage	17,100	2,632,203

Ventas, Inc.	37,484	2,484,814

TOTAL SPECIALIZED		$12,092,227

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $57,439,608)		$78,593,481

TOTAL REAL ESTATE RELATED SECURITIES (COST $98,850,143)		$134,916,886

COMMODITY RELATED SECURITIES – 12.0%

EXCHANGE-TRADED FUND – 4.7%

COMMODITY FUND – 4.7%

PowerShares DB Commodity Index Tracking Fund*	663,000	18,875,610

INVESTMENT COMPANIES – 5.5%

(Wilmington Multi-Manager Real Asset Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         91

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Number of Shares	Value

COMMODITY FUNDS – 5.5%

Credit Suisse Commodity Return Strategy Fund*	1,724,196	$14,172,893

PIMCO Commodity RealReturn Strategy Fund	1,159,161	7,893,884

TOTAL COMMODITY FUNDS		$22,066,777

TOTAL INVESTMENT COMPANIES (COST $20,761,101)		$22,066,777

STRUCTURED NOTE – 1.8%

FINANCIALS – 1.8%

Deutsche Bank AG, London Branch, Structured Note Linked to Dow Jones-UBS Commodity Index‡	6,000,000	7,112,400

TOTAL COMMODITY RELATED SECURITIES (COST $44,463,051)		$48,054,787
	Contracts

PURCHASED OPTION – 0.0%**

PUT OPTIONS – 0.0%**

U.S. 30Y Futures, Strike Price 3.88%, Expiring 4/14/2014	600,000	13,660

TOTAL PURCHASED OPTION (COST $30,510)		$13,660
	Number of Shares

SHORT-TERM INVESTMENTS – 4.6%

MONEY MARKET FUNDS – 4.6%

Dreyfus Cash Management Fund, Institutional Shares, 0.05%^	14,750,814	14,750,814

Wilmington Prime Money Market Fund, Institutional Shares, 0.03%,^,§	3,807,296	3,807,296

TOTAL MONEY MARKET FUNDS (COST $18,558,110)		$18,558,110

TOTAL SHORT-TERM INVESTMENTS (COST $18,558,110)		$18,558,110

TOTAL INVESTMENTS IN SECURITIES BEFORE WRITTEN OPTIONS – 104.5% (COST $367,132,590)		$418,243,575
	Contracts

WRITTEN OPTIONS – 0.0%**

CALL OPTIONS – 0.0%**

EURO 2Y Futures, Strike Price 1.50%, Expiring 4/02/2013	(1,700,000)	(1,314)

Description	Contracts	Value
INF FLOOR USD, Strike Price 216.69%, Expiring 4/07/2020	(2,600,000)	$(4,143)

U.S. 10Y Futures, Strike Price 1.80%, Expiring 7/29/2013	(600,000)	(2,845)

U.S. 10Y Futures, Strike Price 1.80%, Expiring 7/29/2013	(900,000)	(4,267)

U.S. 5Y Futures, Strike Price 0.75%, Expiring 3/18/2013	(1,400,000)	(81)

U.S. 5Y Futures, Strike Price 0.75%, Expiring 3/18/2013	(2,600,000)	(150)

U.S. 5Y Futures, Strike Price 0.85%, Expiring 3/18/2013	(500,000)	(182)

U.S. 5Y Futures, Strike Price 0.85%, Expiring 3/18/2013	(900,000)	(327)

U.S. 5Y Futures, Strike Price 0.85%, Expiring 3/18/2013	(1,200,000)	(436)

U.S. 5Y Futures, Strike Price 1.70%, Expiring 3/18/2013	(500,000)	(15,399)

U.S. 5Y Futures, Strike Price 1.70%, Expiring 3/18/2013	(800,000)	(24,638)

U.S. 7Y Futures, Strike Price 1.25%, Expiring 3/18/2013	(400,000)	(90)

TOTAL CALL OPTIONS		$ (53,872)

PUT OPTIONS – 0.0%**

Currency Contract, USD vs JPY, Strike Price 85 JPY, Expiring 4/16/2013	(1,300,000)	(2,489)

EURO 2Y Futures, Strike Price 1.15%, Expiring 7/24/2013	(700,000)	(1,268)

EURO 2Y Futures, Strike Price 1.15%, Expiring 7/24/2013	(1,200,000)	(2,174)

EURO 2Y Futures, Strike Price 1.50%, Expiring 4/02/2013	(1,700,000)	(11,601)

EURO 5Y Futures, Strike Price 1.70%, Expiring 7/24/2013	(100,000)	(512)

EURO 5Y Futures, Strike Price 1.70%, Expiring 7/24/2013	(300,000)	(1,535)

EURO 5Y Futures, Strike Price 1.70%, Expiring 7/24/2013	(1,200,000)	(6,141)

U.S. 10Y Futures, Strike Price 2.65%, Expiring 7/29/2013	(600,000)	(4,459)

U.S. 10Y Futures, Strike Price 2.65%, Expiring 7/29/2013	(900,000)	(6,689)

U.S. 5Y Futures, Strike Price 1.25%, Expiring 3/18/2013	(500,000)	(711)

U.S. 5Y Futures, Strike Price 1.25%, Expiring 3/18/2013	(900,000)	(1,280)

U.S. 5Y Futures, Strike Price 1.25%, Expiring 3/18/2013	(1,200,000)	(1,707)

U.S. 5Y Futures, Strike Price 1.40%, Expiring 3/18/2013	(1,400,000)	(809)

U.S. 5Y Futures, Strike Price 1.40%, Expiring 3/18/2013	(2,600,000)	(1,502)

U.S. 5Y Futures, Strike Price 1.70%, Expiring 3/18/2013	(800,000)	(79)

(Wilmington Multi-Manager Real Asset Fund continued next page)

January 31, 2013 (unaudited)

92         PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Description	Contracts	Value

U.S. 5Y Futures, Strike Price 1.70%, Expiring 3/18/2013	(2,300,000)	$(228)

U.S. 5Y Futures, Strike Price 2.85%, Expiring 4/14/2014	(2,700,000)	(7,645)

U.S. 7Y Futures, Strike Price 1.65%, Expiring 3/18/2013	(300,000)	(1,180)

U.S. 7Y Futures, Strike Price 1.65%, Expiring 3/18/2013	(400,000)	(1,573)

TOTAL PUT OPTIONS		$(53,582)

TOTAL WRITTEN OPTIONS (PREMIUM RECEIVED $205,449)		$(107,454)

Description	Value

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS – 104.5% (COST $366,927,141)	$418,136,121

OTHER LIABILITIES LESS ASSETS – (4.5%)	(17,898,471)

TOTAL NET ASSETS – 100.0%	$400,237,650

Cost of investments for Federal income tax purposes is $383,713,918. The net unrealized appreciation/(depreciation) of investments was $34,529,657. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $34,753,104 and net unrealized depreciation from investments for those securities having an excess of cost over value of $223,447.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

(Wilmington Multi-Manager Real Asset Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         93

Wilmington Multi-Manager Real Asset Fund (continued)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Inflation-Linked & Fixed Income Securities

Asset-Backed Securities	$—	$385,940	$—	$385,940

Corporate Bonds	—	4,585,355	—	4,585,355

Corporate Notes	—	3,112,310	—	3,112,310

Exchange-Traded Funds	6,679,134	—	—	6,679,134

Foreign Government Inflation-Linked Securities	—	126,370,390	—	126,370,390

Mortgage-Backed Securities	—	572,914	—	572,914

U.S. Government Inflation-Linked Securities	—	74,994,089	—	74,994,089

Real Estate Related Securities

Common Stocks	37,555,525	1,683,682	—	39,239,207

Exchange-Traded Funds	17,084,198	—	—	17,084,198

Real Estate Investment Trusts	78,593,481	—	—	78,593,481

Commodity Related Securities

Exchange-Traded Fund	18,875,610	—	—	18,875,610

Investment Companies	22,066,777	—	—	22,066,777

Structured Note	—	7,112,400	—	7,112,400

Purchased Option	—	13,660	—	13,660

Short-Term Investments

Money Market Funds	18,558,110	—	—	18,558,110

Total Investments	199,412,835	218,830,740	—	418,243,575

Other Financial Instruments^

Forward Foreign Currency Contracts	—	1,707,748	—	1,707,748

Financial Futures Contracts	—	134,472	—	134,472

Interest Rate Swaps	—	36,395	—	36,395

Total Assets	$199,412,835	$220,709,355	$—	$420,122,190

Liabilities

Other Financial Instruments^

Reverse Repurchase Agreements	$—	$(1,185,250)	$—	$(1,185,250)

Written Options	—	(107,454)	—	(107,454)

Forward Foreign Currency Contracts	—	(2,965,469)	—	(2,965,469)

Financial Futures Contracts	—	(53,251)	—	(53,251)

Interest Rate Swaps	—	(122,038)	—	(122,038)

Total Liabilities	$—	$(4,433,462)	$—	$(4,433,462)

^ Other financial instruments are reverse repurchase agreements and derivative instruments not reflected in the value of total investments in the Portfolio of Investments. Reverse repurchase agreements, financial futures contracts, interest rate swaps, and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument. Written options are reported at their market value at period end.

At January 31, 2013, the Wilmington Multi-Manager Real Asset Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
2/1/2013	Barclays Bank International	4,678,475 Chinese Yuan Renminbi	$742,026	$752,312	$10,286
2/1/2013	Bank of New York	105,446 Australian Dollar	110,330	109,958	(372)

(Wilmington Multi-Manager Real Asset Fund continued next page)

January 31, 2013 (unaudited)

94         PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED (continued)
2/1/2013	Bank of New York	74,292 Australian Dollar	$ 77,733	$ 77,471	$ (262)
2/4/2013	Credit Suisse	10,812,000 Pound Sterling	17,006,195	17,147,388	141,193
2/4/2013	Barclays Bank International	10,812,000 Pound Sterling	17,057,011	17,147,388	90,377
2/4/2013	Barclays Bank International	8,287,000 Euro	11,233,029	11,252,264	19,235
2/4/2013	Deutsche Bank	1,037,000 Euro	1,384,494	1,408,061	23,567
2/4/2013	Barclays Bank International	529,000 Euro	690,595	718,287	27,692
2/4/2013	Morgan Stanley & Co., Inc.	241,175 Brazilian Real	114,450	121,062	6,612
2/4/2013	Bank of Tokyo	227,479 Hong Kong Dollar	29,331	29,332	1
2/4/2013	Credit Suisse	206,000 Euro	277,371	279,711	2,340
2/4/2013	Barclays Bank International	171,788 Brazilian Real	82,042	86,232	4,190
2/4/2013	Deutsche Bank	157,000 Pound Sterling	248,113	248,996	883
2/4/2013	Barclays Bank International	61,000 Euro	81,532	82,827	1,295
2/5/2013	Bank of Tokyo	85,346 Singapore Dollar	69,000	68,957	(43)
2/14/2013	Royal Bank of Canada	707,000 Swedish Krona	105,771	111,170	5,399
2/22/2013	Societe General Securities	1,372,355 Pound Sterling	2,203,718	2,176,291	(27,427)
2/22/2013	UBS Warburg LLC	286,133 Euro	373,768	388,555	14,787
3/4/2013	Barclays Bank International	259,000 Euro	348,509	351,730	3,221
3/4/2013	Barclays Bank International	81,000 Euro	109,945	110,000	55
4/3/2013	JP Morgan Securities	1,859,625 Mexican Peso	142,119	145,357	3,238
4/3/2013	HSBC Securities, Inc.	386,471 Mexican Peso	30,346	30,208	(138)
4/30/2013	HSBC Securities, Inc.	4,670,839 South African Rand	536,262	515,839	(20,423)
CONTRACTS SOLD
2/1/2013	JP Morgan Securities	4,641,958 Chinese Yuan Renminbi	728,550	746,439	(17,889)
2/1/2013	Bank of Tokyo	41,681 Australian Dollar	43,613	43,464	149
2/1/2013	Barclays Bank International	36,518 Chinese Yuan Renminbi	5,812	5,872	(60)
2/4/2013	HSBC Securities, Inc.	25,763,429 Brazilian Real	12,479,863	12,932,445	(452,582)
2/4/2013	Goldman Sachs & Company	21,651,000 Pound Sterling	35,252,916	34,337,598	915,318
2/4/2013	Citigroup Global Markets	9,996,000 Euro	13,086,963	13,572,780	(485,817)
2/4/2013	Credit Suisse	607,202 Brazilian Real	290,000	304,797	(14,797)
2/4/2013	Barclays Bank International	167,000 Euro	218,014	226,756	(8,742)
2/4/2013	WestPac Bank	130,000 Pound Sterling	208,996	206,174	2,822
2/4/2013	JP Morgan Securities	23,000 Euro	30,035	31,230	(1,195)
2/4/2013	Bank of Tokyo	18,744 Australian Dollar	19,520	19,541	(21)
2/4/2013	WestPac Bank	16,000 Euro	21,342	21,725	(383)
2/5/2013	Bank of Tokyo	73,304 Pound Sterling	116,222	116,256	(34)
2/5/2013	Bank of Tokyo	35,160 Euro	47,729	47,742	(13)
2/5/2013	Bank of Tokyo	15,664 Australian Dollar	16,364	16,328	36
2/7/2013	Morgan Stanley & Co., Inc.	612,066 Pound Sterling	971,085	970,696	389
2/12/2013	JP Morgan Securities	1,490,109 Polish Zloty	461,450	481,507	(20,057)
2/14/2013	HSBC Securities, Inc.	30,947,000 Swedish Krona	4,573,155	4,866,148	(292,993)
2/14/2013	Citigroup Global Markets	14,871,000 Danish Krone	2,552,436	2,706,787	(154,351)
2/14/2013	HSBC Securities, Inc.	1,703,000 Danish Krone	307,289	309,976	(2,687)
2/14/2013	Barclays Bank International	1,509,000 Danish Krone	268,112	274,665	(6,553)
2/21/2013	Banc of America Securities	936,000 New Zealand Dollar	780,156	784,474	(4,318)
2/22/2013	UBS Warburg LLC	71,633,250 Japanese Yen	859,444	783,452	75,992
2/22/2013	Societe General Securities	10,143,311 Euro	13,243,076	13,774,149	(531,073)
2/22/2013	Societe General Securities	8,662,662 Pound Sterling	13,956,371	13,737,319	219,052
2/22/2013	Societe General Securities	7,804,406 Swedish Krona	1,165,337	1,226,977	(61,640)

(Wilmington Multi-Manager Real Asset Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         95

Wilmington Multi-Manager Real Asset Fund (continued)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation (Depreciation)
CONTRACTS SOLD (continued)
2/22/2013	Societe General Securities	1,342,717 Canadian Dollar	$ 1,362,787	$ 1,345,614	$ 17,173
2/22/2013	UBS Warburg LLC	782,625 Euro	1,024,193	1,062,768	(38,575)
2/22/2013	UBS Warburg LLC	680,513 Pound Sterling	1,097,431	1,079,163	18,268
2/22/2013	UBS Warburg LLC	675,381 Australian Dollar	708,165	703,193	4,972
2/22/2013	Societe General Securities	220,883 Pound Sterling	353,785	350,278	3,507
2/22/2013	UBS Warburg LLC	210,560 Pound Sterling	337,112	333,908	3,204
2/22/2013	Societe General Securities	139,204 Pound Sterling	219,437	220,751	(1,314)
2/22/2013	UBS Warburg LLC	13,277 Euro	18,004	18,029	(25)
3/4/2013	Barclays Bank International	10,812,000 Pound Sterling	17,054,189	17,144,851	(90,662)
3/4/2013	Credit Suisse	10,812,000 Pound Sterling	17,003,470	17,144,851	(141,381)
3/4/2013	Barclays Bank International	8,287,000 Euro	11,234,901	11,253,986	(19,085)
3/14/2013	Deutsche Bank	3,772,000 Australian Dollar	3,924,819	3,921,500	3,319
3/21/2013	Citigroup Global Markets	6,239,000 Canadian Dollar	6,314,554	6,248,784	65,770
3/21/2013	WestPac Bank	54,000 Canadian Dollar	54,833	54,085	748
4/2/2013	Morgan Stanley & Co., Inc.	28,104,675 Brazilian Real	13,639,736	14,012,888	(373,152)
4/2/2013	JP Morgan Securities	903,424 Brazilian Real	451,261	450,444	817
4/3/2013	Morgan Stanley & Co., Inc.	115,217,504 Mexican Peso	8,882,906	9,005,946	(123,040)
4/3/2013	Credit Suisse	14,321,846 Mexican Peso	1,068,853	1,119,463	(50,610)
4/30/2013	Barclays Bank International	24,862,890 South African Rand	2,767,654	2,745,813	21,841
4/30/2013	JP Morgan Securities	1,318,582 Turkish Lira	730,193	741,618	(11,425)
6/5/2013	Deutsche Bank	240,010,917 Chilean Peso	488,522	500,852	(12,330)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$(1,257,721)

At January 31, 2013, the Wilmington Multi-Manager Real Asset Fund had the following outstanding foreign exchange contracts:

Settlement Date	Counterparty	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED
2/1/2013	JP Morgan Securities	4,641,958 Chinese Yuan Renminbi	$ 739,095	$ 746,439	$ 7,344
2/1/2013	JP Morgan Securities	903,424 Brazilian Real	483,324	453,674	(29,650)
2/1/2013	Societe General Securities	139,204 Pound Sterling	219,466	220,776	1,310
2/1/2013	UBS Warburg LLC	13,277 Euro	18,002	18,027	25
2/4/2013	Morgan Stanley & Co., Inc.	28,104,675 Brazilian Real	13,743,117	14,113,378	370,261
CONTRACTS SOLD
2/1/2013	Barclays Bank International	4,641,958 Chinese Yuan Renminbi	739,095	746,439	(7,344)
2/1/2013	Barclays Bank International	81,000 Euro	109,925	109,981	(56)
2/4/2013	HSBC Securities, Inc.	2,147,006 Brazilian Real	1,044,874	1,078,166	(33,292)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN EXCHANGE CONTRACTS					$308,598

(Wilmington Multi-Manager Real Asset Fund continued next page)

January 31, 2013 (unaudited)

96         PORTFOLIOS OF INVESTMENTS

Wilmington Multi-Manager Real Asset Fund (continued)

At January 31, 2013, the Wilmington Multi-Manager Real Asset Fund had open financial futures contracts as follows:

Underlying Contracts to Buy	Expiration Date	Number of Contracts	Contract Amount	Current Amount	Unrealized Appreciation (Depreciation)
LONG POSITIONS:
90 DAY EURIBOR	December 2015	29	$ 9,762,976	$ 9,725,862	$(37,114)
90 DAY EURO DOLLAR	September 2015	6	1,486,909	1,485,600	(1,309)
90 DAY EURO DOLLAR	March 2016	42	10,384,103	10,369,275	(14,828)
SHORT POSITIONS:
EURO-BOBL FUT	March 2013	22	3,791,546	3,754,240	37,306
EURO-BUND FUT	March 2013	8	1,569,470	1,541,365	28,105
LONG 10YR GILT FUT	March 2013	2	378,177	369,124	9,053
U.S. LONG TREASURY BOND	March 2013	5	833,672	782,656	51,016
U.S. LONG TREASURY NOTE	March 2013	4	534,117	525,125	8,992
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$ 81,221

At January 31, 2013, the Wilmington Multi-Manager Real Asset Fund had open interest rate swap contracts as follows:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston LLC#	12/19/42	$1,400,000	2.50%	3-month LIBOR rate	$ 88,390	$ 84,013	$ 4,377
Morgan Stanley Capital Services, LLC#	01/02/17	10,900,000	8.22	Brazilian Interbank Deposit	(109,889)	(558)	(109,331)
HSBC Bank USA, NA#	01/02/17	1,400,000	8.32	Brazilian Interbank Deposit	(11,415)	1,292	(12,707)
Deutsche Bank AG#	07/25/16	200,000	2.00	France CPI EX-Tobacco Household	2,371	203	2,168
RBS Securities, Inc.#	07/15/17	2,400,000	2.25	US Urban Consumers NSA	13,585	224	13,361
Citibank NA#	07/17/17	200,000	2.25	US Urban Consumers NSA	1,132	46	1,086
Goldman Sachs Group, Inc.#	07/15/22	1,600,000	2.50	US Urban Consumers NSA	33,122	30,268	2,854
Citibank NA#	07/15/22	500,000	2.50	US Urban Consumers NSA	10,351	3,686	6,665
Deutsche Bank AG#	07/15/22	400,000	2.50	US Urban Consumers NSA	11,648	5,764	5,884
Net Unrealized Appreciation (Depreciation) on Interest Rate Swap Contracts					$ 39,295	$124,938	$ (85,643)

# Portfolio pays the floating rate and receives the fixed rate.

At January 31, 2013, The Wilmington Multi-Manager Real Asset Fund had an open reverse repurchase agreement as follows:

Counterparty	Interest Rate	Maturity	Fair Value
BNP Paribas	0.23%	2/8/2013	$1,185,250

See Notes to Portfolios of Investments - Wilmington Funds

January 31, 2013 (unaudited)

Wilmington Strategic Allocation Conservative Fund

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

Description	Number of Shares	Value

INVESTMENT COMPANIES – 97.9%

ASSET ALLOCATION FUND – 5.4%

Wilmington Multi-Manager Real Asset Fund, Class I§	175,518	$2,641,540

DEBT FUNDS – 72.3%

Dreyfus International Bond Fund, Class I	60,753	1,049,818

MFS Emerging Markets Debt Fund	122,549	1,976,716

PIMCO Unconstrained Bond Fund	180,103	2,076,587

RidgeWorth Seix Floating Rate High Income Fund, Class I	157,606	1,423,186

Vanguard High-Yield Corporate Fund	213,786	1,308,368

Wilmington Intermediate-Term Bond Fund, Class I§	2,600,735	27,385,744

TOTAL DEBT FUNDS		$35,220,419

EQUITY FUNDS – 20.2%

Gateway Fund	51,357	1,417,461

RS Global Natural Resources Fund	5,476	208,927

TIAA-CREF Institutional Mid-Cap Value Fund	29,625	574,142

Wilmington Large-Cap Strategy Fund, Class I§	265,639	3,641,913

Wilmington Mid-Cap Growth Fund, Class I§	34,388	541,265

Description	Number of Shares	Value

Wilmington Multi-Manager International Fund, Class I§	434,257	$3,126,651

Wilmington Small-Cap Strategy Fund, Class I§	26,890	314,074

TOTAL EQUITY FUNDS		$9,824,433

TOTAL INVESTMENT COMPANIES (COST $44,116,819)		$47,686,392

MONEY MARKET FUND – 2.2%

Wilmington Prime Money Market Fund, Institutional Shares, 0.03%^,§	1,064,815	1,064,815

TOTAL MONEY MARKET FUND (COST $1,064,815)		$1,064,815

TOTAL INVESTMENTS – 100.1% (COST $45,181,634)		$48,751,207

OTHER LIABILITIES LESS ASSETS – (0.1%)		(45,167)

TOTAL NET ASSETS – 100.0%		$48,706,040

Cost of investments for Federal income tax purposes is $46,164,635. The net unrealized appreciation/(depreciation) of investments was $2,586,572. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,633,269 and net unrealized depreciation from investments for those securities having an excess of cost over value of $46,697.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Investment Companies	$47,686,392	$—	$—	$47,686,392

Money Market Fund	1,064,815	—	—	1,064,815

Total	$48,751,207	$—	$—	$48,751,207

See Notes to Portfolios of Investments - Wilmington Funds

January 31, 2013 (unaudited)

Wilmington Strategic Allocation Moderate Fund

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

Description	Number of Shares	Value

INVESTMENT COMPANIES – 78.1%

ASSET ALLOCATION FUND – 5.2%

Wilmington Multi-Manager Real Asset Fund, Class I§	221,091	$3,327,426

DEBT FUNDS – 20.6%

Artio Global High Income Fund LLC	216,031	2,171,112

Dreyfus International Bond Fund, Class I	74,343	1,284,653

Federated Ultrashort Bond Fund	278,722	2,569,817

MFS Emerging Markets Debt Fund	166,293	2,682,310

PIMCO Unconstrained Bond Fund	212,681	2,452,209

RidgeWorth Seix Floating Rate High Income Fund, Class I	208,320	1,881,130

TOTAL DEBT FUNDS		$13,041,231

EQUITY FUNDS – 52.3%

Gateway Fund	87,561	2,416,697

Harbor International Fund	49,305	3,153,025

Lazard Emerging Markets Equity Portfolio	105,247	2,073,365

LSV Value Equity Fund	282,319	4,618,732

Morgan Stanley Focus Growth Fund	101,048	4,195,529

RS Global Natural Resources Fund	20,774	792,536

TIAA-CREF Institutional Mid-Cap Value Fund	108,203	2,096,967

Wilmington Large-Cap Growth Fund, Class I§	211,542	1,732,533

Wilmington Large-Cap Value Fund, Class I§	122,512	1,356,205

Wilmington Mid-Cap Growth Fund, Class I§	188,417	2,965,688

Wilmington Multi-Manager International Fund, Class I§	942,860	6,788,591

Wilmington Small-Cap Growth Fund, Class I§	56,897	1,034,961

TOTAL EQUITY FUNDS		$33,224,829

TOTAL INVESTMENT COMPANIES (COST $43,112,815)		$49,593,486

	Par Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%

Series 1988-23, Class C, 9.75%, 9/25/18	$2,155	$2,468

Series 2012-114, Class VM, 3.50%, 10/25/25	195,902	214,197

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$216,665

Description	Par Value	Value

WHOLE LOAN – 0.2%

Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.97%, 2/25/34Δ	$67,054	$68,267

Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.12%, 11/25/35Δ	50,475	44,353

TOTAL WHOLE LOAN		$112,620

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $338,030)		$329,285

CORPORATE BONDS – 7.5%

AGRICULTURE – 0.3%

Archer-Daniels-Midland Co., Sr. Unsecured, 4.02%, 4/16/43•,Ω	200,000	185,767

BANKS – 1.5%

Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	100,000	108,421

Capital One Financial Corp., Sr. Unsecured, 2.15%, 3/23/15	130,000	132,810

Fifth Third Bancorp, Sr. Unsecured, 6.25%, 5/01/13	100,000	101,348

Goldman Sachs Group, Inc., Sr. Notes, 3.30%, 5/03/15	100,000	104,292

JPMorgan Chase & Co., Sr. Unsecured, 3.40%, 6/24/15	100,000	105,640

JPMorgan Chase & Co., Sr. Unsecured, MTN, 2.05%, 1/24/14	100,000	101,608

KeyCorp, Sr. Unsecured, MTN, 6.50%, 5/14/13	100,000	101,628

PNC Funding Corp., Bank Guaranteed, 4.25%, 9/21/15	75,000	81,896

SunTrust Capital III, Limited Guarantee, 1.04%, 3/15/28Δ	152,000	122,308

TOTAL BANKS		$959,951

BEVERAGES – 0.3%

Anheuser-Busch Cos. LLC, Company Guaranteed, 5.05%, 10/15/16	130,000	148,196

Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 3.75%, 7/15/42	20,000	19,052

Dr Pepper Snapple Group, Inc., Company Guaranteed, 2.00%, 1/15/20	10,000	9,841

TOTAL BEVERAGES		$177,089

CHEMICALS – 0.2%

Dow Chemical Co., Sr. Unsecured, 7.60%, 5/15/14	48,000	52,159

(Wilmington Strategic Allocation Moderate Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         99

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value

Dow Chemical Co., Sr. Unsecured, 3.00%, 11/15/22	$70,000	$68,496

TOTAL CHEMICALS		$120,655

COMPUTERS – 0.1%

Hewlett-Packard Co., Sr. Unsecured, 4.75%, 6/02/14	80,000	83,342

DIVERSIFIED FINANCIAL SERVICES – 1.3%

American Express Credit Corp., Sr. Unsecured, MTN, 5.13%, 8/25/14	100,000	106,864

BlackRock, Inc., Sr. Unsecured, 3.38%, 6/01/22	38,000	39,915

Caterpillar Financial Services Corp., Sr. Unsecured, MTN, 1.38%, 5/20/14	200,000	202,610

Citigroup, Inc., Sr. Unsecured, 6.00%, 8/15/17	200,000	233,232

FMR LLC, Sr. Unsecured, 6.45%, 11/15/39•,Ω	100,000	121,495

General Electric Capital Corp., Sr. Unsecured, MTN, 2.30%, 4/27/17	130,000	133,835

TOTAL DIVERSIFIED FINANCIAL SERVICES		$837,951

ELECTRIC – 0.1%

UIL Holdings Corp., Sr. Unsecured, 4.63%, 10/01/20	70,000	74,049

ELECTRONICS – 0.2%

Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.25%, 11/20/14	150,000	156,438

FOOD – 0.2%

Kroger Co., Company Guaranteed, 3.90%, 10/01/15	100,000	107,604

HEALTH CARE PROVIDERS & SERVICES – 0.0%**

UnitedHealth Group, Inc., Sr. Unsecured, 2.75%, 2/15/23	25,000	24,744

HOME FURNISHINGS – 0.1%

Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	65,000	68,986

INSURANCE – 0.2%

Berkshire Hathaway Finance Corp., Company Guaranteed, 4.40%, 5/15/42	90,000	88,812

WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	60,000	64,459

TOTAL INSURANCE		$153,271

INTERNET – 0.1%

Symantec Corp., Sr. Unsecured, 2.75%, 6/15/17	90,000	92,441

MEDIA – 0.2%

Comcast Corp., Company Guaranteed, 4.65%, 7/15/42	60,000	60,420

Viacom, Inc., Sr. Unsecured, 2.50%, 12/15/16	60,000	62,685

TOTAL MEDIA		$123,105

Description	Par Value	Value

METALS & MINING – 0.1%

Rio Tinto Finance USA Ltd., Company Guaranteed, 9.00%, 5/01/19	$60,000	$83,380

MISCELLANEOUS MANUFACTURING – 0.1%

General Electric Co., Sr. Unsecured, 4.13%, 10/09/42	35,000	34,607

OIL & GAS – 0.4%

BP Capital Markets PLC, Company Guaranteed, 2.50%, 11/06/22	50,000	48,402

Devon Energy Corp., Sr. Unsecured, 4.75%, 5/15/42	40,000	39,966

Marathon Oil Corp., Sr. Unsecured, 2.80%, 11/01/22	45,000	43,657

Murphy Oil Corp., Sr. Unsecured, 5.13%, 12/01/42	70,000	65,141

Transocean, Inc., Company Guaranteed, 6.50%, 11/15/20	45,000	52,689

TOTAL OIL & GAS		$249,855

PHARMACEUTICALS – 0.1%

AbbVie, Inc., Company Guaranteed, 4.40%, 11/06/42•,Ω	20,000	20,312

Zoetis, Inc., Sr. Unsecured, 4.70%, 2/01/43•,Ω	15,000	15,154

TOTAL PHARMACEUTICALS		$35,466

PIPELINES – 0.1%

Energy Transfer Partners LP, Sr. Unsecured, 3.60%, 2/01/23	35,000	34,686

REAL ESTATE INVESTMENT TRUSTS – 1.3%

AvalonBay Communities, Inc., Sr. Unsecured, MTN, 5.70%, 3/15/17	100,000	116,571

Boston Properties LP, Sr. Unsecured, 5.88%, 10/15/19	100,000	119,148

Commonwealth REIT, Sr. Unsecured, 6.65%, 1/15/18	100,000	112,707

Digital Realty Trust LP, Series WI, Company Guaranteed, 5.88%, 2/01/20	100,000	114,225

HCP, Inc., Sr. Unsecured, 5.38%, 2/01/21	100,000	115,164

Health Care REIT, Inc., Sr. Unsecured, 4.70%, 9/15/17	100,000	111,528

Simon Property Group LP, Sr. Unsecured, 5.65%, 2/01/20	100,000	119,531

TOTAL REAL ESTATE INVESTMENT TRUSTS		$808,874

RETAIL – 0.3%

CVS Caremark Corp., Sr. Unsecured, 5.75%, 6/01/17	49,000	58,009

Yum! Brands, Inc., Sr. Unsecured, 5.30%, 9/15/19	100,000	117,390

TOTAL RETAIL		$175,399

(Wilmington Strategic Allocation Moderate Fund continued next page)

January 31, 2013 (unaudited)

100         PORTFOLIOS OF INVESTMENTS

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value

SEMICONDUCTORS – 0.1%

Intel Corp., Sr. Unsecured, 2.70%, 12/15/22	$35,000	$34,231

SOFTWARE – 0.1%

Oracle Corp., Sr. Unsecured, 1.20%, 10/15/17	75,000	74,912

TRANSPORTATION – 0.1%

FedEx Corp., Company Guaranteed, 3.88%, 8/01/42	30,000	28,330

Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 3/01/18	55,000	56,171

TOTAL TRANSPORTATION		$84,501

TOTAL CORPORATE BONDS (COST $4,591,883)		$4,781,304

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.2%

AIRLINES – 0.2%

Continental Airlines, Inc., Series A, Pass-Through Certificates, 7.25%, 11/10/19	70,126	81,478

Delta Air Lines, Inc., Series 071A, Pass-Through Certificates, 6.82%, 8/10/22	56,776	64,405

TOTAL AIRLINES		$145,883

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $126,652)		$145,883

MORTGAGE-BACKED SECURITIES – 5.8%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.6%

Pool A15865, 5.50%, 11/01/33	111,009	121,170

Pool A19412, 5.00%, 3/01/34	250,775	272,038

Pool C00478, 8.50%, 9/01/26	3,150	3,676

Pool C03517, 4.50%, 9/01/40	84,013	89,566

Pool C04305, 3.00%, 11/01/42	255,522	262,950

Pool C09020, 3.50%, 11/01/42	275,499	289,617

Pool G05774, 5.00%, 1/01/40	570,143	613,319

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,652,336

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.0%

Pool 533246, 7.50%, 4/01/30	32,574	37,563

Pool 889982, 5.50%, 11/01/38	290,852	315,488

Pool 932752, 5.00%, 4/01/40	98,410	106,234

Pool AA7692, 4.50%, 6/01/39	173,571	186,371

Pool AB3417, 4.00%, 8/01/41	496,033	529,043

Pool AB4089, 3.00%, 12/01/26	241,934	254,203

Pool AJ4050, 4.00%, 10/01/41	238,174	254,024

Pool MA0563, 4.00%, 11/01/30	175,971	188,814

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,871,740

Description	Par Value	Value

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.2%

Pool 354677, 7.50%, 10/15/23	$27,129	$31,140

Pool 354765, 7.00%, 2/15/24	38,397	44,060

Pool 354827, 7.00%, 5/15/24	36,696	41,989

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$117,189

TOTAL MORTGAGE-BACKED SECURITIES (COST $3,550,268)		$3,641,265

U.S. TREASURY – 4.0%

U.S. TREASURY BONDS – 0.6%

4.38%, 5/15/40	290,000	362,261

4.75%, 2/15/37	21,000	27,561

TOTAL U.S. TREASURY BONDS		$389,822

U.S. TREASURY INFLATION INDEXED NOTE – 1.0%

1.13%, 1/15/21	480,000	591,395

U.S. TREASURY NOTES – 2.4%

0.63%, 9/30/17	40,000	39,673

0.88%, 1/31/17	150,000	151,374

1.50%, 3/31/19	200,000	204,030

1.63%, 11/15/22#	96,000	92,976

2.00%, 11/15/21	100,000	101,849

2.13%, 5/31/15	215,000	224,022

3.50%, 5/15/20	200,000	228,850

4.00%, 2/15/14	40,000	41,583

4.50%, 2/15/16	200,000	224,555

4.50%, 5/15/17	200,000	232,054

TOTAL U.S. TREASURY NOTES		$1,540,966

TOTAL U.S. TREASURY (COST $2,274,090)		$2,522,183

	Number of Shares

MONEY MARKET FUNDS – 3.9%

Dreyfus Cash Management Fund, Institutional Shares, 0.05%^	326,570	$326,570

Wilmington Prime Money Market Fund, Institutional Shares, 0.03%^,§	2,114,405	2,114,405

TOTAL MONEY MARKET FUNDS (COST $2,440,975)		$2,440,975

TOTAL INVESTMENTS IN SECURITIES – 100.0% (COST $56,434,713)		$63,454,381

(Wilmington Strategic Allocation Moderate Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         101

Wilmington Strategic Allocation Moderate Fund (continued)

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.1%

REPURCHASE AGREEMENT – 0.1%

RBC Capital Markets LLC, 0.12%, dated 1/31/13, due 2/01/13, repurchase price $95,092, collateralized by U.S. Treasury Securities 0.00% to 4.00%, maturing 6/06/13 to 7/15/22; total market value of $96,995	$95,092	$95,092

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $95,092)		$95,092

Description	Value

TOTAL INVESTMENTS – 100.1%
(COST $56,529,805)	$63,549,473

COLLATERAL FOR SECURITIES ON LOAN – (0.1%)	(95,092)

OTHER ASSETS LESS LIABILITIES – 0.0%**	27,285

TOTAL NET ASSETS – 100.0%	$63,481,666

Cost of investments for Federal income tax purposes is $57,364,599. The net unrealized appreciation/(depreciation) of investments was $6,184,874. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,296,860 and net unrealized depreciation from investments for those securities having an excess of cost over value of $111,986.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Investment Companies	$49,593,486	$—	$—	$49,593,486

Collateralized Mortgage Obligations	—	329,285	—	329,285

Corporate Bonds	—	4,781,304	—	4,781,304

Enhanced Equipment Trust Certificates	—	145,883	—	145,883

Mortgage-Backed Securities	—	3,641,265	—	3,641,265

U.S. Treasury	—	2,522,183	—	2,522,183

Money Market Funds	2,440,975	—	—	2,440,975

Repurchase Agreement	—	95,092	—	95,092

Total	$52,034,461	$11,515,012	$—	$63,549,473

See Notes to Portfolios of Investments - Wilmington Funds

January 31, 2013 (unaudited)

Wilmington Strategic Allocation Aggressive Fund

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

Description	Number of Shares	Value

INVESTMENT COMPANIES – 98.1%

ASSET ALLOCATION FUND – 4.8%

Wilmington Multi-Manager Real Asset Fund, Class I§	125,870	$1,894,342

DEBT FUND – 5.0%

Vanguard High-Yield Corporate Fund	319,586	1,955,866

EQUITY FUNDS – 88.3%

Gateway Fund	40,352	1,113,720

Lazard Emerging Markets Equity Portfolio	76,649	1,509,988

LSV Value Equity Fund	61,910	1,012,851

Morgan Stanley Focus Growth Fund	23,820	989,027

RS Global Natural Resources Fund	21,906	835,706

TIAA-CREF Institutional Mid-Cap Value Fund	138,074	2,675,871

Wilmington Large-Cap Strategy Fund, Class I§	963,520	13,209,856

Wilmington Mid-Cap Growth Fund, Class I§	169,356	2,665,663

Wilmington Multi-Manager International Fund, Class I§	1,396,888	10,057,595

Description	Number of Shares	Value

Wilmington Small-Cap Strategy Fund, Class I§	69,285	$809,245

TOTAL EQUITY FUNDS		$34,879,522

TOTAL INVESTMENT COMPANIES (COST $28,975,637)		$38,729,730

MONEY MARKET FUND – 2.0%

Wilmington Prime Money Market Fund, Institutional Shares, 0.03%^,§	815,714	815,714

TOTAL MONEY MARKET FUND (COST $815,714)		$815,714

TOTAL INVESTMENTS – 100.1% (COST $29,791,351)		$39,545,444

OTHER LIABILITIES LESS ASSETS – (0.1%)		(54,781)

TOTAL NET ASSETS – 100.0%		$39,490,663

Cost of investments for Federal income tax purposes is $36,540,103. The net unrealized appreciation/(depreciation) of investments was $3,005,341. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,017,575 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,234.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Investment Companies	$38,729,730	$—	$—	$38,729,730

Money Market Fund	815,714	—	—	815,714

Total	$39,545,444	$—	$—	$39,545,444

See Notes to Portfolios of Investments - Wilmington Funds

January 31, 2013 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - MULTI-MANAGED AND STRATEGIC ALLOCATION FUNDS

Δ	Floating rate note with current rate and stated maturity date shown.

‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.

Ω	Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2013, these liquid restricted securities were as follows:

Fund	Amount	Percentage of Total Net Assets
Wilmington Multi-Manager International Fund	$3,026,398	0.6%
Wilmington Rock Maple Alternatives Fund	1,479,875	3.4%
Wilmington Multi-Manager Real Asset Fund	4,724,990	1.2%
Wilmington Strategic Allocation Moderate Fund	342,728	0.5%

—	Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At January 31, 2013, these securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
Wilmington Multi-Manager International Fund
ABB Ltd.	06/08/2012	$35,031	$31,220
Aberdeen Asset Management PLC	05/31/2012	29,246	49,563
Aditya Birla Nuvo Ltd.	06/16/2010	26,604	34,140
Ambuja Cements Ltd.	11/01/2012	64,415	65,125
Axis Bank Ltd.	03/19/2010	70,031	78,052
Axis Bank Ltd.	01/13/2011	29,199	28,280
Axis Bank Ltd.	03/27/2012	43,358	53,732
China Construction Bank Corp.	07/03/2007	161,573	198,404
China Construction Bank Corp.	05/26/2010	41,507	45,719
China Construction Bank Corp.	11/26/2010	11,182	17,089
China Construction Bank Corp.	01/13/2011	172,583	158,723
China Construction Bank Corp.	01/26/2012	72,867	78,499
China Construction Bank Corp.	03/27/2012	52,706	58,658
China Construction Bank Corp.	10/11/2012	30,444	37,093
China Construction Bank Corp.	11/01/2012	102,762	116,454
Container Corp. of India	02/08/2010	29,219	19,317
Container Corp. of India	01/13/2011	38,773	24,586
FPT Corp.	10/13/2010	25,843	16,617
FPT Corp.	01/13/2011	38,488	31,038
HDFC Bank Ltd.	12/20/2010	121,868	154,102
HDFC Bank Ltd.	01/13/2011	54,119	66,450
HDFC Bank Ltd.	03/27/2012	43,653	51,347
Jaiprakash Associates Ltd.	06/21/2010	34,593	19,440
Jaiprakash Associates Ltd.	01/13/2011	36,608	27,771
Jaiprakash Associates Ltd.	11/01/2012	35,223	35,286
Kinh Do Corp.	10/14/2010	60,400	56,767
NTPC Ltd.	10/12/2009	102,375	66,708
NTPC Ltd.	01/13/2011	52,888	36,483
NTPC Ltd.	03/27/2012	63,330	56,579
PetroVietnam Drilling & Well Services JSC	10/11/2012	58,107	70,737
Petrovietnam Fertilizer & Chemicals JSC	03/27/2012	37,753	54,378
Pha Lai Thermal Power JSC	10/13/2010	35,986	38,676

January 31, 2013 (unaudited)

104         Notes to Portfolios of Investments - Multi-Managed and Strategic Allocation Funds

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
Reliance Industries Ltd. GDR	07/03/2007	$303,953	$238,540
Reliance Industries Ltd. GDR	01/13/2011	76,929	56,676
Reliance Industries Ltd. GDR	01/20/2012	42,433	45,208
Reliance Industries Ltd. GDR	03/27/2012	82,122	95,016
Reliance Industries Ltd. GDR	04/02/2012	41,493	46,675
Reliance Industries Ltd. GDR	11/01/2012	66,561	73,346
Steel Authority of India Ltd.	04/16/2009	20,302	14,807
Steel Authority of India Ltd.	03/27/2012	44,175	38,367
Sun Pharmaceutical Industries Ltd.	02/08/2010	77,517	161,879
Tata Consultancy Services Ltd.	08/14/2009	62,871	147,484
Tata Steel Ltd.	09/21/2011	45,297	36,135
Unitech Ltd.	07/08/2010	16,170	7,033
Unitech Ltd.	01/13/2011	47,365	24,822
Vingroup JSC	10/13/2010	24,321	39,046
Vingroup JSC	10/14/2010	42,948	67,208
Vingroup JSC	11/01/2012	51,422	57,123
			$3,026,398	0.6%
Wilmington Rock Maple Alternatives Fund
ADS Waste Holdings, Inc.	11/14/2012	497,563	506,469
Wok Acquisition Corp.	12/06/2012	504,688	511,219
Yonkers Racing Corp.	11/28/2012	456,875	462,187
			$1,479,875	3.4%
Wilmington Multi-Manager Real Asset Fund
Banco Santander Brazil SA	03/17/2011	500,000	498,489
Dexia Credit Local SA	03/02/2010	1,700,000	1,699,037
International Lease Finance Corp.	08/11/2010	100,000	117,187
MAGI Funding PLC	05/12/2011	527,477	519,259
Metropolitan Life Global Funding I	01/05/2011	1,500,000	1,505,078
SLM Student Loan Trust	07/13/2010	34	34
Venture CDO Ltd.	08/02/2010	358,224	385,906
			$4,724,990	1.2%
Wilmington Strategic Allocation Moderate Fund
AbbVie, Inc.	11/05/2012	19,793	20,312
Archer-Daniels-Midland Co.	10/16/2012	202,242	185,767
FMR LLC	06/28/2010	102,666	121,495
Zoetis, Inc.	01/16/2013	14,890	15,154
			$342,728	0.5%

^	7-Day net yield.

§	Affiliated company. See Note 3 in Notes to Portfolios of Investments - Wilmington Funds.

††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments - Wilmington Funds. At January 31, 2013, the value of these securities amounted to:

Fund	Amount	Percentage of Total Net Assets
Wilmington Multi-Manager International Fund	$136,286	0.03%

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments - Wilmington Funds.

Ö	All or a portion of this security is segregated as collateral in connection with the fund’s short positions and written options. The total value of all securities segregated at January 31, 2013 was:

Fund	Amount
Wilmington Rock Maple Alternatives Fund	$11,460,123

January 31, 2013 (unaudited)

Notes to Portfolios of Investments - Multi-Managed and Strategic Allocation Funds         105

Fund	Amount
Wilmington Multi-Manager Real Asset Fund	629,316

~	All or a portion of this security is segregated as collateral in connection with the fund’s reverse repurchase agreements. The total value of all securities segregated at January 31, 2013 was:

Fund	Amount
Wilmington Multi-Manager Real Asset Fund	$1,190,750

*	Non-income producing security.

**	Represents less than 0.05%.

The following acronyms are used throughout this report:

ADR – American Depositary Receipt	GTD – Guaranteed

CPI – Consumer Price Index	LLC – Limited Liability Corporation

EAFE – Europe, Asia, Far East	LP – Limited Partnership

ETF – Exchange Traded Fund	MSCI – Morgan Stanley Capital International

FHLMC – Federal Home Loan Mortgage Association	MTN – Medium Term Note

FNMA – Federal National Mortgage Association	PCL – Public Company Limited

GDR – Global Depositary Receipt	REIT – Real Estate Investment Trust

GMTN – Global Medium Term Note	SPDR – Standard & Poor’s Depository Receipts

GNMA – Government National Mortgage Association	TIPS – Treasury Inflation Protected Security

Currency Code	Currency
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

January 31, 2013 (unaudited)

Wilmington Broad Market Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

Description	Par Value	Value

ASSET-BACKED SECURITIES – 0.7%

FINANCIAL SERVICES – 0.5%

LA Arena Funding LLC,
Series 1999-1, Class A, 7.66%, 12/15/26•,Ω	$1,147,175	$1,324,984

Nissan Auto Lease Trust,
Series 2011-A, Class A2A, 0.70%, 1/15/14S	297,701	298,842

TOTAL FINANCIAL SERVICES		$1,623,826

WHOLE LOAN – 0.2%

SLM Student Loan Trust,
Series 2011-A, Class A1,
1.21%, 10/15/24Δ,S,•,Ω	523,589	527,857

TOTAL ASSET-BACKED SECURITIES (COST $1,968,461)		$2,151,683

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.7%

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 1.5%

American Tower Trust,
Series 2007-1A, Class AFX,
5.42%, 4/15/37•,Ω	1,000,000	1,030,599

Banc of America Merrill Lynch Commercial
Mortgage, Inc.,
Series 2007-2, Class A2, 5.63%, 4/10/49S	257,855	264,070

Extended Stay America Trust,
Series 2013-ESH5, Class A15,
1.28%, 12/05/31	800,000	797,998

JP Morgan Chase Commercial Mortgage
Securities, Inc.,
Series 2007-CB18, Class A4,
5.44%, 6/12/47	588,000	674,721

Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A2, 5.64%, 5/12/39Δ	469,970	480,824

Morgan Stanley Capital I,
Series 2004-IQ7, Class A4, 5.40%, 6/15/38	945,387	982,619

Morgan Stanley Capital I,
Series 2005-T19, Class AAB,
4.85%, 6/12/47S	265,906	270,248

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$4,501,079

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.8%

Series 1988-23, Class C, 9.75%, 9/25/18	6,464	7,405

Series 2005-29, Class WC, 4.75%, 4/25/35	96,754	104,758

Series 2012-114, Class VM,
3.50%, 10/25/25	4,701,650	5,140,738

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$5,252,901

WHOLE LOAN – 1.4%

Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1,
2.97%, 2/25/34Δ,S	332,877	338,896

Description	Par Value	Value

Countrywide Home Loan Mortgage
Pass-Through Trust,
Series 2004-8, Class 2A1, 4.50%, 6/25/19	$1,272,877	$1,280,431

Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1,
3.12%, 11/25/35Δ	1,009,504	887,055

WaMu Mortgage Pass-Through Certificates,
Series 2004-CB1, Class 1A, 5.25%, 6/25/19	1,512,895	1,554,600

TOTAL WHOLE LOAN		$4,060,982

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $13,905,882)		$13,814,962

COMMERCIAL PAPER – 4.8%®

BEVERAGES – 0.5%

Diageo Capital PLC,
0.19%, 2/01/13	1,500,000	1,499,992

ELECTRIC – 1.5%

Consolidated Edison, Inc.,
0.25%, 2/07/13	2,000,000	1,999,903

Public Service Electric & Gas Co.,
0.20%, 2/01/13	2,500,000	2,499,986

TOTAL ELECTRIC		$4,499,889

MEDIA – 0.7%

DIRECTV Holdings LLC,
0.37%, 2/21/13S	2,000,000	1,999,568

OIL & GAS – 1.6%

Apache Corp.,
0.33%, 2/01/13	2,100,000	2,099,981

Weatherford International Ltd.,
0.78%, 2/01/13	2,500,000	2,499,946

TOTAL OIL & GAS		$4,599,927

TRANSPORTATION – 0.5%

Ryder System, Inc.,
0.35%, 2/01/13	1,500,000	1,499,985

TOTAL COMMERCIAL PAPER (COST $14,099,506)		$14,099,361

CORPORATE BONDS – 51.2%

AEROSPACE & DEFENSE – 0.4%

L-3 Communications Corp.,
Company Guaranteed, 4.75%, 7/15/20	1,000,000	1,101,371

AUTO MANUFACTURERS – 0.3%

Daimler Finance North America LLC,
Company Guaranteed, 3.88%, 9/15/21•,Ω	250,000	267,307

(Wilmington Broad Market Bond Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         107

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Toyota Motor Credit Corp.,
Sr. Unsecured, MTN, 1.00%, 2/17/15	$250,000	$252,157

Toyota Motor Credit Corp.,
Sr. Unsecured, MTN, 2.05%, 1/12/17	300,000	308,831

TOTAL AUTO MANUFACTURERS		$828,295

AUTO PARTS & EQUIPMENT – 0.1%

Johnson Controls, Inc.,
Sr. Unsecured, 1.75%, 3/01/14	250,000	253,469

BEVERAGES – 0.7%

Anheuser-Busch InBev Worldwide, Inc.,
Company Guaranteed, 8.20%, 1/15/39	500,000	795,979

Anheuser-Busch InBev Worldwide, Inc.,
Company Guaranteed, 3.75%, 7/15/42	525,000	500,111

Coca-Cola Enterprises, Inc.,
Sr. Unsecured, 3.25%, 8/19/21	150,000	153,738

Dr Pepper Snapple Group, Inc.,
Company Guaranteed, 2.60%, 1/15/19	500,000	522,576

Dr Pepper Snapple Group, Inc.,
Company Guaranteed, 2.00%, 1/15/20	215,000	211,580

TOTAL BEVERAGES		$2,183,984

BUILDING MATERIALS – 0.4%

Masco Corp.,
Sr. Unsecured, 4.80%, 6/15/15	1,000,000	1,046,262

CAPITAL MARKETS – 3.2%

Bank of New York Mellon Corp.,
Sr. Unsecured, MTN, 2.30%, 7/28/16	1,000,000	1,040,811

BlackRock, Inc.,
Sr. Unsecured, 3.38%, 6/01/22	850,000	892,830

BlackRock, Inc.,
Series 2, Sr. Unsecured, 5.00%, 12/10/19	250,000	296,434

BNY Institutional Capital Trust A,
Limited Guarantee, 7.78%, 12/01/26•,Ω	1,500,000	1,529,063

Charles Schwab Corp.,
Sr. Unsecured, 4.45%, 7/22/20	250,000	282,856

Charles Schwab Corp.,
Sr. Unsecured, MTN, 6.38%, 9/01/17	1,000,000	1,191,892

Goldman Sachs Group, Inc.,
Sr. Notes, 3.30%, 5/03/15	1,000,000	1,042,918

Merrill Lynch & Co., Inc.,
Sr. Unsecured, MTN, 5.45%, 7/15/14	400,000	423,223

Morgan Stanley,
Sr. Unsecured, 1.92%, 1/24/14Δ,S	450,000	453,284

Morgan Stanley,
Sr. Unsecured, 4.20%, 11/20/14	1,000,000	1,046,064

Raymond James Financial, Inc.,
Sr. Unsecured, 4.25%, 4/15/16	1,000,000	1,050,026

State Street Corp.,
Sr. Unsecured, 4.30%, 5/30/14	250,000	262,506

TOTAL CAPITAL MARKETS		$9,511,907

CHEMICALS – 0.9%

Dow Chemical Co.,
Sr. Unsecured, 4.13%, 11/15/21	500,000	539,577

Description	Par Value	Value

Dow Chemical Co.,
Sr. Unsecured, 3.00%, 11/15/22	$1,555,000	$1,521,589

Dow Chemical Co.,
Sr. Unsecured, 5.25%, 11/15/41	500,000	541,757

TOTAL CHEMICALS		$2,602,923

COAL – 0.2%

Consol Energy, Inc.,
Company Guaranteed, 8.00%, 4/01/17	625,000	676,563

COMMERCIAL BANKS – 5.4%

Bank of Montreal,
Sr. Unsecured, MTN, 2.50%, 1/11/17	1,250,000	1,303,120

BB&T Corp.,
Sr. Unsecured, MTN, 3.20%, 3/15/16	700,000	746,646

BB&T Corp.,
Sr. Unsecured, MTN, 6.85%, 4/30/19	905,000	1,144,088

Comerica, Inc.,
Sr. Unsecured, 3.00%, 9/16/15	1,300,000	1,368,233

Fifth Third Bancorp,
Sr. Unsecured, 6.25%, 5/01/13 S	1,200,000	1,216,173

Fifth Third Bancorp,
Sr. Unsecured, 3.50%, 3/15/22	1,250,000	1,301,196

KeyCorp,
Sr. Unsecured, MTN, 6.50%, 5/14/13S	1,000,000	1,016,281

PNC Bank N.A.,
Subordinated, 2.95%, 1/30/23	350,000	343,657

PNC Funding Corp.,
Bank Guaranteed, 0.51%, 1/31/14Δ,S	500,000	500,126

Royal Bank of Canada,
Sr. Notes, MTN, 2.30%, 7/20/16	1,500,000	1,563,566

SunTrust Banks, Inc.,
Sr. Unsecured, 3.60%, 4/15/16	2,100,000	2,240,982

Toronto-Dominion Bank,
Sr. Unsecured, 2.50%, 7/14/16	1,000,000	1,047,187

U.S. Bancorp,
Sr. Unsecured, MTN, 2.20%, 11/15/16	500,000	519,886

Wells Fargo & Co.,
Sr. Unsecured, 3.68%, 6/15/16	500,000	542,016

Wells Fargo & Co.,
Sr. Unsecured, MTN, 1.25%, 2/13/15	240,000	242,590

Wells Fargo & Co.,
Sr. Unsecured, MTN, 3.50%, 3/08/22	750,000	782,178

TOTAL COMMERCIAL BANKS		$15,877,925

COMMERCIAL FINANCE – 2.5%

Ford Motor Credit Co., LLC,
Sr. Unsecured, 3.88%, 1/15/15	800,000	832,180

Ford Motor Credit Co., LLC,
Sr. Unsecured, 7.00%, 4/15/15	250,000	276,853

Ford Motor Credit Co., LLC,
Sr. Unsecured, 3.00%, 6/12/17	1,200,000	1,226,272

Ford Motor Credit Co., LLC,
Sr. Unsecured, 6.63%, 8/15/17	250,000	292,012

Ford Motor Credit Co., LLC,
Sr. Unsecured, 5.75%, 2/01/21	500,000	569,109

(Wilmington Broad Market Bond Fund continued next page)

January 31, 2013 (unaudited)

108         PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Ford Motor Credit Co., LLC,
Sr. Unsecured, 5.88%, 8/02/21	$1,000,000	$1,145,255

Ford Motor Credit Co., LLC,
Sr. Unsecured, 4.25%, 9/20/22	450,000	462,592

General Electric Capital Corp.,
Sr. Unsecured, 2.90%, 1/09/17	1,000,000	1,054,742

General Electric Capital Corp.,
Subordinated, 5.30%, 2/11/21	250,000	284,153

General Electric Capital Corp.,
Series A, Sr. Unsecured, MTN,
0.54%, 10/06/15Δ,S	200,000	198,432

International Lease Finance Corp.,
Sr. Unsecured, 5.88%, 5/01/13S	1,150,000	1,157,475

TOTAL COMMERCIAL FINANCE		$7,499,075

COMPUTERS – 0.6%

Hewlett-Packard Co.,
Sr. Unsecured, 2.20%, 12/01/15	500,000	504,218

Hewlett-Packard Co.,
Sr. Unsecured, 3.00%, 9/15/16	500,000	509,136

Hewlett-Packard Co.,
Sr. Unsecured, 2.60%, 9/15/17	500,000	490,262

International Business Machines Corp.,
Sr. Unsecured, 1.95%, 7/22/16	275,000	285,758

TOTAL COMPUTERS		$1,789,374

CONSUMER FINANCE – 1.5%

American Express Co.,
Sr. Unsecured, 4.88%, 7/15/13S	335,000	341,416

American Honda Finance Corp.,
Sr. Unsecured, MTN, 4.63%, 4/02/13S,•,Ω	500,000	503,467

Capital One Financial Corp.,
Sr. Unsecured, 7.38%, 5/23/14	250,000	271,054

General Motors Financial Co., Inc.,
Company Guaranteed, 4.75%, 8/15/17•,Ω	300,000	316,500

Harley-Davidson Financial Services, Inc.,
Company Guaranteed, 2.70%, 3/15/17•,Ω	500,000	515,428

Harley-Davidson Funding Corp.,
Company Guaranteed, 5.75%, 12/15/14•,Ω	500,000	543,375

Hyundai Capital America,
Company Guaranteed, 1.63%, 10/02/15•,Ω	250,000	251,713

Hyundai Capital America,
Company Guaranteed, 4.00%, 6/08/17•,Ω	250,000	270,359

Hyundai Capital Services, Inc.,
Sr. Unsecured, 3.50%, 9/13/17•,Ω	250,000	264,765

John Deere Capital Corp.,
Sr. Unsecured, MTN, 1.40%, 3/15/17	250,000	252,143

SLM Corp.,
Series A, Sr. Unsecured, MTN,
5.00%, 10/01/13S	1,000,000	1,024,158

TOTAL CONSUMER FINANCE		$4,554,378

DIVERSIFIED FINANCIAL SERVICES – 3.3%

Bank of America Corp.,
Sr. Unsecured, 6.50%, 8/01/16	1,250,000	1,443,601

Description	Par Value	Value

Caterpillar Financial Services Corp.,
Sr. Unsecured, MTN, 1.25%, 11/06/17	$1,000,000	$996,521

Citigroup, Inc.,
Sr. Unsecured, 5.50%, 4/11/13S	1,000,000	1,008,757

Citigroup, Inc.,
Sr. Unsecured, 0.44%, 3/07/14Δ,S	275,000	273,772

Citigroup, Inc.,
Sr. Unsecured, 5.50%, 10/15/14	500,000	535,717

Citigroup, Inc.,
Sr. Unsecured, 1.25%, 1/15/16	500,000	497,246

Citigroup, Inc.,
Sr. Unsecured, 4.45%, 1/10/17	250,000	274,373

Citigroup, Inc.,
Sr. Unsecured, 6.13%, 5/15/18	275,000	327,654

FMR LLC,
Sr. Unsecured, 6.45%, 11/15/39•,Ω	1,000,000	1,214,955

JPMorgan Chase & Co.,
Sr. Notes, 4.63%, 5/10/21	100,000	111,555

JPMorgan Chase & Co.,
Sr. Unsecured, 4.65%, 6/01/14	500,000	525,765

JPMorgan Chase & Co.,
Sr. Unsecured, 2.60%, 1/15/16	500,000	520,610

JPMorgan Chase & Co.,
Sr. Unsecured, 2.00%, 8/15/17	1,100,000	1,111,647

JPMorgan Chase & Co.,
Sr. Unsecured, 6.00%, 1/15/18	150,000	178,456

JPMorgan Chase Capital XXIII,
Limited Guarantee, 1.31%, 5/15/47Δ,S	1,000,000	772,533

TOTAL DIVERSIFIED FINANCIAL SERVICES		$9,793,162

EDUCATION – 0.2%

Stanford University,
Bonds, 4.75%, 5/01/19	500,000	582,789

ELECTRIC – 4.2%

Ameren Illinois Co.,
Sr. Secured, 9.75%, 11/15/18	600,000	825,398

CMS Energy Corp.,
Sr. Unsecured, 6.55%, 7/17/17	300,000	354,750

Commonwealth Edison Co.,
1st Mortgage, 1.95%, 9/01/16	1,000,000	1,034,768

Dominion Resources, Inc.,
Series A, Sr. Unsecured, 5.60%, 11/15/16	500,000	580,856

DTE Energy Co.,
Sr. Unsecured, 7.63%, 5/15/14	250,000	271,235

Duke Energy Corp.,
Sr. Unsecured, 6.30%, 2/01/14	714,000	753,398

Entergy Corp.,
Sr. Unsecured, 5.13%, 9/15/20	2,000,000	2,154,720

Exelon Generation Co., LLC,
Sr. Unsecured, 5.35%, 1/15/14	2,000,000	2,086,971

Exelon Generation Co., LLC,
Sr. Unsecured, 6.20%, 10/01/17	650,000	763,939

Florida Power Corp.,
1st Mortgage, 6.35%, 9/15/37	425,000	557,551

Oklahoma Gas & Electric Co.,
Sr. Secured, 6.65%, 7/15/27	565,000	757,144

(Wilmington Broad Market Bond Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         109

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pacific Gas & Electric Co., Sr. Unsecured, 3.25%, 9/15/21	$125,000	$131,743

System Energy Resources, Inc., 1st Mortgage, 4.10%, 4/01/23	500,000	512,175

UIL Holdings Corp., Sr. Unsecured, 4.63%, 10/01/20	1,500,000	1,586,769

TOTAL ELECTRIC		$12,371,417

ELECTRONICS – 0.2%

Thermo Fisher Scientific, Inc., Sr. Unsecured, 1.85%, 1/15/18	600,000	600,685

FOOD PRODUCTS – 1.2%

HJ Heinz Co., Sr. Unsecured, 2.85%, 3/01/22	500,000	503,660

Kellogg Co.,
Sr. Unsecured, 1.88%, 11/17/16	1,000,000	1,025,352

McCormick & Co., Inc., Sr. Unsecured, 5.75%, 12/15/17	500,000	591,887

McCormick & Co., Inc., Sr. Unsecured, 3.90%, 7/15/21	500,000	539,613

Mondelez International, Inc., Sr. Unsecured, 5.25%, 10/01/13	400,000	412,404

WM Wrigley Jr. Co.,
Sr. Secured, 3.70%, 6/30/14•,Ω	500,000	516,260

TOTAL FOOD PRODUCTS		$3,589,176

FOOD RETAILING – 0.4%

Kroger Co., Company Guaranteed, 3.90%, 10/01/15	250,000	269,010

Kroger Co., Company Guaranteed, 8.00%, 9/15/29	500,000	655,342

Kroger Co., Sr. Unsecured, 2.20%, 1/15/17	250,000	257,010

TOTAL FOOD RETAILING		$1,181,362

HEALTH CARE PROVIDERS & SERVICES – 0.9%

Quest Diagnostics, Inc., Company Guaranteed, 5.45%, 11/01/15	1,500,000	1,666,451

UnitedHealth Group, Inc., Sr. Unsecured, 6.00%, 6/15/17	250,000	297,949

UnitedHealth Group, Inc., Sr. Unsecured, 2.75%, 2/15/23	560,000	554,271

UnitedHealth Group, Inc., Sr. Unsecured, 3.95%, 10/15/42	290,000	273,697

TOTAL HEALTH CARE PROVIDERS & SERVICES		$2,792,368

HOME FURNISHINGS – 0.7%

Whirlpool Corp., Sr. Unsecured, 6.50%, 6/15/16	350,000	400,111

Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	1,500,000	1,591,995

TOTAL HOME FURNISHINGS		$1,992,106

HOUSEHOLD PRODUCTS – 0.4%

Tupperware Brands Corp., Company Guaranteed, 4.75%, 6/01/21	1,000,000	1,046,960

Description	Par Value	Value

INSURANCE – 3.2%

Berkshire Hathaway Finance Corp., Company Guaranteed, 4.40%, 5/15/42	$2,000,000	$1,973,609

CNA Financial Corp., Sr. Unsecured, 5.75%, 8/15/21	1,000,000	1,168,415

Lincoln National Corp., Sr. Unsecured, 4.20%, 3/15/22	1,000,000	1,064,774

MetLife, Inc., Sr. Unsecured, 5.00%, 6/15/15	400,000	439,399

MetLife, Inc., Sr. Unsecured, 4.75%, 2/08/21	500,000	570,355

Principal Financial Group, Inc., Company Guaranteed, 3.30%, 9/15/22	250,000	251,376

Prudential Financial, Inc.,
Sr. Unsecured, 6.20%, 1/15/15	500,000	548,602

Prudential Financial, Inc.,
Sr. Unsecured, MTN, 3.88%, 1/14/15	1,000,000	1,056,511

Prudential Financial, Inc.,
Sr. Unsecured, MTN, 3.00%, 5/12/16	1,000,000	1,055,300

WR Berkley Corp.,
Sr. Unsecured, 7.38%, 9/15/19	280,000	342,868

WR Berkley Corp.,
Sr. Unsecured, 4.63%, 3/15/22	1,000,000	1,074,311

TOTAL INSURANCE		$9,545,520

INTERNET SOFTWARE & SERVICES – 0.2%

eBay, Inc., Sr. Unsecured, 1.63%, 10/15/15	500,000	515,155

IRON/STEEL – 0.2%

Cliffs Natural Resources, Inc.,
Sr. Unsecured, 3.95%, 1/15/18	565,000	573,954

LEISURE TIME – 0.1%

Royal Caribbean Cruises Ltd.,
Sr. Unsecured, 7.00%, 6/15/13S	300,000	306,750

MEDIA – 2.4%

Comcast Corp.,
Company Guaranteed, 5.90%, 3/15/16	1,000,000	1,145,485

Comcast Corp.,
Company Guaranteed, 4.65%, 7/15/42	825,000	830,771

DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Company Guaranteed, 3.50%, 3/01/16	500,000	530,414

DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
Company Guaranteed, 5.15%, 3/15/42	500,000	482,796

NBCUniversal Media LLC,
Sr. Unsecured, 3.65%, 4/30/15	480,000	509,579

TCI Communications, Inc.,
Sr. Unsecured, 8.75%, 8/01/15	400,000	475,565

Time Warner Cable, Inc.,
Company Guaranteed, 4.00%, 9/01/21	500,000	532,161

Viacom, Inc.,
Sr. Unsecured, 4.38%, 9/15/14	350,000	369,748

Viacom, Inc.,
Sr. Unsecured, 5.63%, 9/15/19	1,000,000	1,186,922

(Wilmington Broad Market Bond Fund continued next page)

January 31, 2013 (unaudited)

110         PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Viacom, Inc.,
Sr. Unsecured, 3.88%, 12/15/21	$850,000	$916,527

TOTAL MEDIA		$6,979,968

METALS & MINING – 1.3%

Alcoa, Inc.,
Sr. Unsecured, 5.72%, 2/23/19	550,000	593,461

Barrick Gold Corp.,
Sr. Unsecured, 5.25%, 4/01/42	2,000,000	2,112,712

Rio Tinto Finance USA Ltd.,
Company Guaranteed, 9.00%, 5/01/19	750,000	1,042,250

TOTAL METALS & MINING		$3,748,423

MISCELLANEOUS MANUFACTURING – 1.8%

Eaton Corp.,
Company Guaranteed, 2.75%, 11/02/22•,Ω	250,000	243,343

Eaton Corp.,
Company Guaranteed, 4.00%, 11/02/32•,Ω	400,000	399,109

GE Capital Trust I,
Limited Guaranteed, 6.38%, 11/15/67	1,000,000	1,055,000

General Electric Co.,
Sr. Unsecured, 5.00%, 2/01/13	400,000	400,048

General Electric Co.,
Sr. Unsecured, 4.13%, 10/09/42	795,000	786,062

Ingersoll-Rand Co.,
Series B, Company Guaranteed, MTN,
6.02%, 2/15/28	900,000	1,045,259

Ingersoll-Rand Global Holding Co., Ltd.,
Company Guaranteed, 6.00%, 8/15/13å	700,000	720,015

Textron, Inc.,
Sr. Unsecured, 6.20%, 3/15/15	500,000	547,315

TOTAL MISCELLANEOUS MANUFACTURING		$5,196,151

OIL & GAS – 4.3%

Anadarko Finance Co.,
Series B, Company Guaranteed,
7.50%, 5/01/31	1,000,000	1,306,023

Anadarko Petroleum Corp.,
Sr. Unsecured, 5.75%, 6/15/14	250,000	265,373

BP Capital Markets PLC,
Company Guaranteed, 3.20%, 3/11/16	300,000	320,294

Devon Energy Corp.,
Sr. Unsecured, 4.75%, 5/15/42	871,000	870,255

Murphy Oil Corp.,
Sr. Unsecured, 5.13%, 12/01/42	1,540,000	1,433,100

Nabors Industries, Inc.,
Company Guaranteed, 4.63%, 9/15/21	500,000	512,001

Phillips 66,
Company Guaranteed, 2.95%, 5/01/17•,Ω	1,250,000	1,317,525

Phillips 66,
Company Guaranteed, 4.30%, 4/01/22•,Ω	500,000	547,570

Sempra Energy,
Sr. Unsecured, 1.07%, 3/15/14Δ,å	1,000,000	1,005,104

Sempra Energy,
Sr. Unsecured, 6.50%, 6/01/16	500,000	584,659

Shell International Finance BV,
Company Guaranteed, 4.00%, 3/21/14	250,000	260,165

Description	Par Value	Value

Sunoco, Inc.,
Sr. Unsecured, 9.63%, 4/15/15	$550,000	$642,544

Transocean, Inc.,
Company Guaranteed, 4.95%, 11/15/15	450,000	489,979

Transocean, Inc.,
Company Guaranteed, 6.50%, 11/15/20	1,175,000	1,375,768

Valero Energy Corp.,
Company Guaranteed, 4.75%, 4/01/14	550,000	574,730

Valero Energy Corp.,
Company Guaranteed, 4.50%, 2/01/15	1,000,000	1,069,138

TOTAL OIL & GAS		$12,574,228

OIL & GAS FIELD SERVICES – 0.4%

NuStar Pipeline Operating Partnership, LP,
Company Guaranteed, 5.88%, 6/01/13å	1,250,000	1,257,773

PHARMACEUTICALS – 0.8%

AbbVie, Inc.,
Company Guaranteed, 2.90%, 11/06/22•,Ω	850,000	842,261

AbbVie, Inc.,
Company Guaranteed, 4.40%, 11/06/42•,Ω	460,000	467,173

Pfizer, Inc.,
Sr. Unsecured, 5.35%, 3/15/15	250,000	274,449

Teva Pharmaceutical Finance Co. BV,
Company Guaranteed, 2.40%, 11/10/16	400,000	418,680

Zoetis, Inc.,
Sr. Unsecured, 4.70%, 2/01/43•, Ω	400,000	404,106

TOTAL PHARMACEUTICALS		$2,406,669

PIPELINES – 1.8%

Energy Transfer Partners LP,
Sr. Unsecured, 3.60%, 2/01/23	870,000	862,192

Enterprise Products Operating LLC,
Company Guaranteed, 4.05%, 2/15/22	500,000	540,503

Enterprise Products Operating LLC,
Company Guaranteed, 5.70%, 2/15/42	500,000	569,550

Enterprise Products Operating LLC,
Company Guaranteed, 4.85%, 8/15/42	250,000	252,900

Enterprise Products Operating LLC,
Series B, Company Guaranteed,
7.03%, 1/15/68	1,000,000	1,150,000

Plains All American Pipeline LP / PAA
Finance Corp.,
Company Guaranteed, 5.00%, 2/01/21	500,000	572,167

Plains All American Pipeline LP / PAA
Finance Corp.,
Sr. Unsecured, 3.65%, 6/01/22	1,000,000	1,049,321

Rockies Express Pipeline LLC,
Sr. Unsecured, 5.63%, 4/15/20•,Ω	500,000	470,000

TOTAL PIPELINES		$5,466,633

REAL ESTATE INVESTMENT TRUSTS – 2.0%

BioMed Realty LP,
Company Guaranteed, 3.85%, 4/15/16	1,000,000	1,059,260

(Wilmington Broad Market Bond Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         111

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Boston Properties LP,
Sr. Unsecured, 5.00%, 6/01/15	$650,000	$709,822

Commonwealth REIT,
Sr. Unsecured, 6.65%, 1/15/18	500,000	563,536

Digital Realty Trust LP,
Company Guaranteed, 5.25%, 3/15/21	500,000	552,453

HCP, Inc.,
Sr. Unsecured, MTN, 6.30%, 9/15/16	500,000	580,644

Health Care REIT, Inc.,
Sr. Unsecured, 4.95%, 1/15/21	1,000,000	1,097,019

Health Care REIT, Inc.,
Sr. Unsecured, 5.25%, 1/15/22	250,000	277,904

Mack-Cali Realty LP,
Sr. Unsecured, 7.75%, 8/15/19	250,000	313,420

ProLogis LP,
Company Guaranteed, 4.50%, 8/15/17	250,000	271,214

Simon Property Group LP,
Sr. Unsecured, 5.65%, 2/01/20	500,000	597,655

TOTAL REAL ESTATE INVESTMENT TRUSTS		$6,022,927

RESTAURANT – 0.1%

Yum! Brands, Inc.,
Sr. Unsecured, 3.75%, 11/01/21	250,000	261,994

RETAIL – 0.3%

CVS Caremark Corp.,
Sr. Unsecured, 5.75%, 6/01/17	244,000	288,859

CVS Caremark Corp.,
Sr. Unsecured, 4.75%, 5/18/20	500,000	572,771

TOTAL RETAIL		$861,630

SEMICONDUCTORS – 0.9%

Broadcom Corp.,
Sr. Unsecured, 2.70%, 11/01/18	500,000	530,725

Broadcom Corp.,
Sr. Unsecured, 2.50%, 8/15/22•,Ω	1,000,000	973,577

Intel Corp.,
Sr. Unsecured, 2.70%, 12/15/22	790,000	772,652

Texas Instruments, Inc.,
Sr. Unsecured, 2.38%, 5/16/16	250,000	262,161

TOTAL SEMICONDUCTORS		$2,539,115

TELECOMMUNICATIONS – 1.3%

Crown Castle Towers LLC,
Sr. Secured, 4.17%, 8/15/17•,Ω	2,000,000	2,197,500

Verizon Communications, Inc.,
Sr. Unsecured, 1.25%, 11/03/14	295,000	298,573

Verizon Communications, Inc.,
Sr. Unsecured, 3.00%, 4/01/16	1,000,000	1,064,295

Verizon Communications, Inc.,
Sr. Unsecured, 5.50%, 2/15/18	250,000	296,578

TOTAL TELECOMMUNICATIONS		$3,856,946

TRANSPORTATION – 2.2%

CSX Corp.,
Sr. Unsecured, 7.90%, 5/01/17	1,114,000	1,385,156

Description	Par Value	Value

CSX Corp.,
Sr. Unsecured, 4.75%, 5/30/42	$250,000	$258,604

FedEx Corp.,
Company Guaranteed, 3.88%, 8/01/42	715,000	675,194

Norfolk Southern Corp.,
Sr. Unsecured, 5.90%, 6/15/19	250,000	305,524

Ryder System, Inc.,
Sr. Unsecured, MTN, 6.00%, 3/01/13S	665,000	667,846

Ryder System, Inc.,
Sr. Unsecured, MTN, 3.15%, 3/02/15	300,000	310,628

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/17	500,000	513,369

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18#	1,155,000	1,179,590

Union Pacific Corp.,
Sr. Unsecured, 5.75%, 11/15/17	900,000	1,072,229

TOTAL TRANSPORTATION		$6,368,140

TRUCKING & LEASING – 0.2%

GATX Corp.,
Sr. Unsecured, 8.75%, 5/15/14	500,000	547,095

TOTAL CORPORATE BONDS
(COST $143,051,445)		$150,904,622

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.7%

AIRLINES – 0.7%

American Airlines 2011-1,
Series A, Pass-Through Certificates,
5.25%, 1/31/21	473,637	505,016

Continental Airlines, Inc.,
Series A, Pass-Through Certificates,
7.25%, 11/10/19	219,145	254,619

Delta Air Lines, Inc.,
Series 071A, Pass-Through Certificates,
6.82%, 8/10/22	354,847	402,530

Delta Air Lines, Inc.,
Series A, Pass-Through Certificates,
7.75%, 12/17/19	383,474	450,822

United Air Lines, Inc.,
Series 09-2, Pass-Through Certificates,
9.75%, 1/15/17	371,235	430,865

TOTAL AIRLINES		$2,043,852

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES
(COST $1,802,338)		$2,043,852

GOVERNMENT AGENCIES – 3.9%

FEDERAL HOME LOAN BANK (FHLB) – 0.2%

5.25%, 6/18/14	175,000	187,119

5.50%, 8/13/14	500,000	540,202

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$727,321

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) – 2.4%

1.25%, 10/02/19#	4,300,000	4,244,306

(Wilmington Broad Market Bond Fund continued next page)

January 31, 2013 (unaudited)

112         PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

1.75%, 5/30/19#	$2,000,000	$2,047,832

2.38%, 1/13/22	125,000	128,558

4.38%, 7/17/15	500,000	549,102

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC)		$6,969,798

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.3%

1.38%, 11/15/16#	500,000	513,130

4.88%, 12/15/16#	700,000	811,925

5.00%, 5/11/17	750,000	881,444

6.25%, 5/15/29	750,000	1,054,847

7.25%, 5/15/30#	400,000	622,731

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA)		$3,884,077

TOTAL GOVERNMENT AGENCIES
(COST $10,950,730)		$11,581,196

MORTGAGE-BACKED SECURITIES – 24.2%

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) – 16.6%

Pool A13990, 4.50%, 10/01/33	132,148	141,837

Pool A93415, 4.00%, 8/01/40	7,136,207	7,569,437

Pool A93505, 4.50%, 8/01/40	4,899,636	5,223,485

Pool A97047, 4.50%, 2/01/41	5,342,674	5,697,847

Pool B17616, 5.50%, 1/01/20	179,308	191,533

Pool C00478, 8.50%, 9/01/26	28,354	33,082

Pool C01272, 6.00%, 12/01/31	95,573	105,820

Pool C03750, 3.50%, 2/01/42	771,218	810,740

Pool C04305, 3.00%, 11/01/42	5,685,107	5,850,392

Pool C09020, 3.50%, 11/01/42	7,252,169	7,623,816

Pool E00560, 6.00%, 7/01/13S	5,363	5,408

Pool E09010, 2.50%, 9/01/27	2,772,074	2,870,560

Pool G01625, 5.00%, 11/01/33	142,490	154,572

Pool G02296, 5.00%, 6/01/36	907,805	983,077

Pool G02390, 6.00%, 9/01/36	39,770	43,512

Pool G02976, 5.50%, 6/01/37	578,166	625,669

Pool G03703, 5.50%, 12/01/37	306,942	332,161

Pool G04776, 5.50%, 7/01/38	440,867	476,538

Pool G06222, 4.00%, 1/01/41	4,801,334	5,094,376

Pool G08097, 6.50%, 11/01/35	49,891	56,074

Pool G12709, 5.00%, 7/01/22	210,618	226,045

Pool Q01443, 4.50%, 6/01/41	4,447,827	4,743,512

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC)		$48,859,493

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 7.4%

Pool 254007, 6.50%, 10/01/31	44,929	50,523

Pool 254759, 4.50%, 6/01/18	212,304	228,957

Pool 254833, 4.50%, 8/01/18	36,065	38,556

Pool 256515, 6.50%, 12/01/36	93,307	103,642

Pool 256639, 5.00%, 2/01/27S	66,814	72,524

Description	Par Value	Value

Pool 256752, 6.00%, 6/01/27	$90,975	$99,565

Pool 329794, 7.00%, 2/01/26	58,936	67,350

Pool 398162, 6.50%, 1/01/28	22,769	25,491

Pool 402255, 6.50%, 12/01/27	6,079	6,780

Pool 535939, 6.00%, 5/01/16	64,182	67,812

Pool 629603, 5.50%, 2/01/17	26,816	28,793

Pool 638023, 6.50%, 4/01/32	113,361	127,760

Pool 642345, 6.50%, 5/01/32	127,133	142,963

Pool 651292, 6.50%, 7/01/32	237,109	266,187

Pool 686398, 6.00%, 3/01/33	294,661	326,444

Pool 688987, 6.00%, 5/01/33	526,914	583,749

Pool 695818, 5.00%, 4/01/18	234,985	254,384

Pool 745412, 5.50%, 12/01/35	102,809	112,481

Pool 838891, 6.00%, 7/01/35	135,548	149,237

Pool 889982, 5.50%, 11/01/38S	761,891	826,427

Pool 975207, 5.00%, 3/01/23	211,105	229,455

Pool AB1796, 3.50%, 11/01/40	2,082,389	2,195,422

Pool AE2520, 3.00%, 1/01/26	1,847,895	1,949,688

Pool TBA, 5.00%, 3/15/43	13,000,000	14,029,844

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA)		$21,984,034

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) – 0.2%

Pool 2077, 7.00%, 9/20/25	21,542	24,587

Pool 354677, 7.50%, 10/15/23	43,149	49,528

Pool 354713, 7.50%, 12/15/23	31,711	36,400

Pool 354765, 7.00%, 2/15/24	67,284	77,208

Pool 354827, 7.00%, 5/15/24	61,159	69,981

Pool 360869, 7.50%, 5/15/24	30,410	35,015

Pool 361843, 7.50%, 10/15/24	53,832	61,791

Pool 373335, 7.50%, 5/15/22	23,588	26,992

Pool 385623, 7.00%, 5/15/24	64,752	74,302

Pool 503405, 6.50%, 4/15/29	84,805	97,067

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$552,871

TOTAL MORTGAGE-BACKED SECURITIES
(COST $70,057,221)		$71,396,398

MUNICIPAL BOND – 0.2%

BUILD AMERICA BONDS – 0.2%

New Jersey State, EDA,
Revenue Bonds, 1.31%, 6/15/13Δ,S	650,000	651,060

TOTAL MUNICIPAL BOND
(COST $650,000)		$651,060

U.S. TREASURY – 13.7%

U.S. TREASURY BONDS – 2.5%

2.75%, 8/15/42	2,030,000	1,870,915

3.00%, 5/15/42	500,000	486,445

5.25%, 2/15/29	500,000	671,191

(Wilmington Broad Market Bond Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         113

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

5.38%, 2/15/31#	$600,000	$827,943

6.25%, 5/15/30	500,000	748,705

6.38%, 8/15/27	450,000	663,221

7.50%, 11/15/16	300,000	377,486

8.88%, 2/15/19	1,130,000	1,645,945

TOTAL U.S. TREASURY BONDS		$7,291,851

U.S. TREASURY INFLATION INDEXED NOTES – 1.5%

0.13%, 4/15/16	500,000	553,509

1.13%, 1/15/21	3,000,000	3,696,220

2.00%, 1/15/14S	100,000	129,099

TOTAL U.S. TREASURY INFLATION INDEXED NOTES		$4,378,828

U.S. TREASURY NOTES – 9.7%

0.63%, 8/31/17	1,860,000	1,847,420

0.63%, 9/30/17	750,000	743,874

0.75%, 10/31/17	2,380,000	2,372,094

0.75%, 12/31/17#	500,000	497,404

0.88%, 2/28/17	4,000,000	4,034,153

0.88%, 4/30/17	2,000,000	2,014,688

1.00%, 3/31/17	1,500,000	1,519,608

1.25%, 9/30/15	1,000,000	1,023,538

1.25%, 1/31/19	250,000	251,872

1.38%, 2/28/19	2,500,000	2,534,353

1.63%, 11/15/22#	1,428,000	1,383,016

1.75%, 7/31/15	500,000	517,548

1.75%, 5/15/22	1,380,000	1,364,583

2.00%, 11/15/21	1,210,000	1,232,368

2.13%, 8/15/21	250,000	258,097

2.25%, 1/31/15	1,000,000	1,039,451

2.25%, 3/31/16	1,250,000	1,320,855

2.25%, 7/31/18	500,000	533,741

2.50%, 4/30/15	1,000,000	1,049,305

2.63%, 7/31/14	200,000	207,172

2.63%, 11/15/20	500,000	539,627

3.13%, 5/15/19	750,000	839,301

3.63%, 2/15/20	750,000	864,042

4.00%, 8/15/18	500,000	581,636

TOTAL U.S. TREASURY NOTES		$28,569,746

TOTAL U.S. TREASURY
(COST $38,255,747)		$40,240,425

Description	Number of Shares	Value

MONEY MARKET FUND – 0.9%

Dreyfus Cash Management Fund,
Institutional Shares, 0.05%^	2,505,805	$2,505,805

TOTAL MONEY MARKET FUND
(COST $2,505,805)		$2,505,805

TOTAL INVESTMENTS IN SECURITIES – 105.0% (COST $297,247,135)		$309,389,364

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.7%

REPURCHASE AGREEMENTS – 3.7%

HSBC Securities USA, Inc., 0.14%, dated 1/31/13, due 2/01/13, repurchase price $2,618,339, collateralized by U.S. Government Securities 0.00% to 9.38%, maturing 4/15/13 to 3/17/31; total market value of $2,670,714	$2,618,329	$2,618,329

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, dated 1/31/13, due 2/01/13, repurchase price $2,618,341, collateralized by U.S. Government Securities 3.50% to 4.50%, maturing 7/20/41 to 1/01/43; total market value of $2,670,696	2,618,329	2,618,329

Mizuho Securities USA, Inc., 0.19%, dated 1/31/13, due 2/01/13, repurchase price $2,618,343, collateralized by U.S. Government Securities 1.77% to 11. 00%, maturing 2/01/13 to 6/01/42; total market value of $2,670,696	2,618,329	2,618,329

RBC Capital Markets LLC, 0.12%, dated 1/31/13, due 2/01/13, repurchase price $550,387, collateralized by U.S. Treasury Securities 0.00% to 4.00%, maturing 6/06/13 to 7/15/22; total market value of $561,397	550,385	550,385

RBS Securities, Inc., 0.17%, dated 1/31/13, due 2/01/13, repurchase price $2,618,341, collateralized by U.S. Government & Treasury Securities 1.63% to 5.36%, maturing 4/15/13 to 2/25/22; total market value of $2,670,717	2,618,329	2,618,329

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $11,023,701)		$11,023,701

TOTAL INVESTMENTS – 108.7%
(COST $308,270,836)		$320,413,065

COLLATERAL FOR SECURITIES ON LOAN – (3.7%)		(11,023,701)

OTHER LIABILITIES LESS ASSETS – (5.0%)		(14,592,314)

TOTAL NET ASSETS – 100.0%		$294,797,050

(Wilmington Broad Market Bond Fund continued next page)

January 31, 2013 (unaudited)

114         PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Cost of investments for Federal income tax purposes is $308,292,613. The net unrealized appreciation/(depreciation) of investments was $12,120,452. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $13,611,254 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,490,802.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Asset-Backed Securities	$—	$2,151,683	$—	$2,151,683

Collateralized Mortgage Obligations	—	13,814,962	—	13,814,962

Commercial Paper	—	14,099,361	—	14,099,361

Corporate Bonds	—	150,904,622	—	150,904,622

Enhanced Equipment Trust Certificates	—	2,043,852	—	2,043,852

Government Agencies	—	11,581,196	—	11,581,196

Mortgage-Backed Securities	—	71,396,398	—	71,396,398

Municipal Bond	—	651,060	—	651,060

U.S. Treasury	—	40,240,425	—	40,240,425

Money Market Fund	2,505,805	—	—	2,505,805

Repurchase Agreements	—	11,023,701	—	11,023,701

Total	$2,505,805	$317,907,260	$—	$320,413,065

See Notes to Portfolios of Investments - Wilmington Funds

January 31, 2013 (unaudited)

Wilmington Intermediate-Term Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

Description	Par Value	Value

ASSET-BACKED SECURITY – 0.2%

WHOLE LOAN – 0.2%

SLM Student Loan Trust, Series 2011-A, Class A1, 1.21%, 10/15/24Δ,•,Ω,	$523,589	$527,857

TOTAL ASSET-BACKED SECURITY (COST $523,589)		$527,857

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.4%

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 1.1%

American Tower Trust, Series 2007-1A, Class AFX, 5.42%, 4/15/37•,Ω	1,000,000	1,030,600

Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A2, 5.64%, 5/12/39Δ	469,970	480,824

Morgan Stanley Capital I,
Series 2004-IQ7, Class A4, 5.40%, 6/15/38	945,387	982,619

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$2,494,043

FEDERAL HOME LOAN BANK (FHLB) – 0.8%

Series 1, 4.88%, 5/17/17	1,615,000	1,892,155

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.1%

Series 2005-29, Class WC, 4.75%, 4/25/35	209,634	226,976

WHOLE LOAN – 0.4%

Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1,
3.12%, 11/25/35Δ	1,009,504	887,055

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $5,423,825)		$5,500,229

CORPORATE BONDS – 49.2%

AEROSPACE & DEFENSE – 0.6%

L-3 Communications Corp.,
Company Guaranteed, 4.75%, 7/15/20	1,250,000	1,376,714

AUTO MANUFACTURERS – 0.5%

Toyota Motor Credit Corp.,
Sr. Unsecured, MTN, 1.00%, 2/17/15	500,000	504,314

Toyota Motor Credit Corp.,
Sr. Unsecured, MTN, 2.05%, 1/12/17	700,000	720,606

TOTAL AUTO MANUFACTURERS		$1,224,920

AUTO PARTS & EQUIPMENT – 0.4%

Johnson Controls, Inc.,
Sr. Unsecured, 2.60%, 12/01/16	845,000	881,670

BEVERAGES – 1.5%

Anheuser-Busch InBev Worldwide, Inc.,
Company Guaranteed, 7.75%, 1/15/19	1,000,000	1,321,664

Description	Par Value	Value

Coca-Cola Co.,
Sr. Unsecured, 1.80%, 9/01/16	$2,000,000	$2,067,240

TOTAL BEVERAGES		$3,388,904

BIOTECHNOLOGY – 0.4%

Gilead Sciences, Inc.,
Sr. Unsecured, 4.50%, 4/01/21	500,000	563,594

Gilead Sciences, Inc.,
Sr. Unsecured, 4.40%, 12/01/21	350,000	392,969

TOTAL BIOTECHNOLOGY		$956,563

CAPITAL MARKETS – 2.8%

Bank of New York Mellon Corp.,
Sr. Unsecured, 0.70%, 10/23/15	750,000	749,363

BlackRock, Inc.,
Series 2, Sr. Unsecured, 5.00%, 12/10/19	650,000	770,728

Charles Schwab Corp.,
Sr. Unsecured, MTN, 6.38%, 9/01/17	1,000,000	1,191,892

Goldman Sachs Group, Inc.,
Sr. Unsecured, 6.25%, 9/01/17	655,000	766,336

Goldman Sachs Group, Inc.,
Series G, Sr. Unsecured, MTN,
3.70%, 8/01/15	1,000,000	1,056,402

Merrill Lynch & Co., Inc.,
Sr. Unsecured, MTN, 5.45%, 7/15/14	500,000	529,029

Morgan Stanley,
Sr. Unsecured, MTN, 6.00%, 4/28/15	1,225,000	1,336,628

TOTAL CAPITAL MARKETS		$6,400,378

CHEMICALS – 0.7%

Dow Chemical Co.,
Sr. Unsecured, 7.60%, 5/15/14	440,000	478,124

Dow Chemical Co.,
Sr. Unsecured, 2.50%, 2/15/16	501,000	521,258

Dow Chemical Co.,
Sr. Unsecured, 4.13%, 11/15/21	500,000	539,577

TOTAL CHEMICALS		$1,538,959

COAL – 0.3%

Consol Energy, Inc.,
Company Guaranteed, 8.00%, 4/01/17	625,000	676,563

COMMERCIAL BANKS – 6.5%

Bank of Montreal,
Sr. Unsecured, MTN, 2.50%, 1/11/17	1,500,000	1,563,744

Bank of Nova Scotia,
Sr. Notes, 1.85%, 1/12/15	1,500,000	1,536,242

Bank of Nova Scotia,
Sr. Unsecured, 0.75%, 10/09/15	1,125,000	1,124,017

(Wilmington Intermediate-Term Bond Fund continued next page)

January 31, 2013 (unaudited)

116         PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

BB&T Corp.,
Sr. Unsecured, 1.01%, 4/28/14Δ	$1,000,000	$1,005,381

BB&T Corp.,
Sr. Unsecured, MTN, 3.20%, 3/15/16	1,000,000	1,066,638

Comerica, Inc.,
Sr. Unsecured, 3.00%, 9/16/15	1,000,000	1,052,487

Fifth Third Bancorp,
Sr. Unsecured, 3.63%, 1/25/16	850,000	905,596

KeyCorp,
Sr. Unsecured, MTN, 3.75%, 8/13/15	750,000	802,349

SunTrust Banks, Inc.,
Sr. Unsecured, 3.60%, 4/15/16	725,000	773,672

Toronto-Dominion Bank,
Sr. Unsecured, 2.50%, 7/14/16	1,000,000	1,047,187

U.S. Bancorp,
Sr. Unsecured, MTN, 2.20%, 11/15/16	500,000	519,886

U.S. Bank N.A.,
Subordinated, BKNT, 6.30%, 2/04/14	305,000	322,398

Wells Fargo & Co.,
Sr. Unsecured, MTN, 1.25%, 2/13/15	640,000	646,906

Wells Fargo & Co.,
Sr. Unsecured, MTN, 3.50%, 3/08/22	750,000	782,178

Westpac Banking Corp.,
Sr. Unsecured, 2.00%, 8/14/17	825,000	846,788

Westpac Banking Corp.,
Sr. Unsecured, 4.88%, 11/19/19	750,000	880,193

TOTAL COMMERCIAL BANKS		$14,875,662

COMMERCIAL FINANCE – 1.6%

Ford Motor Credit Co., LLC,
Sr. Unsecured, 3.88%, 1/15/15	1,500,000	1,560,338

Ford Motor Credit Co., LLC,
Sr. Unsecured, 6.63%, 8/15/17	250,000	292,012

Ford Motor Credit Co., LLC,
Sr. Unsecured, 5.88%, 8/02/21	1,000,000	1,145,255

General Electric Capital Corp.,
Sr. Unsecured, MTN, 2.30%, 4/27/17	750,000	772,126

TOTAL COMMERCIAL FINANCE		$3,769,731

COMPUTERS – 0.5%

Hewlett-Packard Co.,
Sr. Unsecured, 2.60%, 9/15/17	500,000	490,262

International Business Machines Corp.,
Sr. Unsecured, 1.95%, 7/22/16	725,000	753,362

TOTAL COMPUTERS		$1,243,624

CONSUMER FINANCE – 2.1%

American Express Co.,
Sr. Unsecured, 6.15%, 8/28/17	750,000	894,656

Capital One Financial Corp.,
Sr. Unsecured, 2.15%, 3/23/15	1,655,000	1,690,770

General Motors Financial Co., Inc.,
Company Guaranteed, 4.75%, 8/15/17•,Ω	250,000	263,750

Description	Par Value	Value

Hyundai Capital America,
Company Guaranteed, 1.63%, 10/02/15•,Ω	$825,000	$830,652

John Deere Capital Corp.,
Sr. Unsecured, MTN, 1.40%, 3/15/17	1,040,000	1,048,915

TOTAL CONSUMER FINANCE		$4,728,743

DIVERSIFIED FINANCIAL SERVICES – 2.4%

Bank of America Corp.,
Sr. Unsecured, MTN, 2.00%, 1/11/18	500,000	496,141

Bear Stearns Cos. LLC,
Sr. Unsecured, 5.70%, 11/15/14	1,155,000	1,254,555

Caterpillar Financial Services Corp.,
Sr. Unsecured, 0.70%, 11/06/15	750,000	750,383

Citigroup, Inc.,
Sr. Unsecured, 5.85%, 8/02/16	750,000	853,670

Citigroup, Inc.,
Sr. Unsecured, 6.13%, 5/15/18	750,000	893,603

JPMorgan Chase & Co.,
Sr. Unsecured, 6.00%, 1/15/18	250,000	297,427

JPMorgan Chase & Co.,
Sr. Unsecured, 3.25%, 9/23/22	1,000,000	999,310

TOTAL DIVERSIFIED FINANCIAL SERVICES		$5,545,089

ELECTRIC – 6.8%

Ameren Illinois Co.,
Sr. Secured, 9.75%, 11/15/18	2,775,000	3,817,467

CMS Energy Corp.,
Sr. Unsecured, 6.55%, 7/17/17	625,000	739,063

Commonwealth Edison Co.,
1st Mortgage, 1.95%, 9/01/16	1,000,000	1,034,768

Detroit Edison Co.,
Series G, Sr. Secured, 5.60%, 6/15/18	950,000	1,147,959

Dominion Resources, Inc.,
Sr. Unsecured, 2.25%, 9/01/15	500,000	518,665

Duke Energy Corp.,
Sr. Unsecured, 1.63%, 8/15/17	1,225,000	1,227,629

Entergy Corp.,
Sr. Unsecured, 4.70%, 1/15/17	1,950,000	2,122,744

Exelon Generation Co., LLC,
Sr. Unsecured, 6.20%, 10/01/17	1,000,000	1,175,290

Florida Power & Light Co.,
1st Mortgage, 5.55%, 11/01/17	500,000	599,493

Florida Power Corp.,
1st Mortgage, 3.10%, 8/15/21	500,000	521,419

Oklahoma Gas & Electric Co.,
Sr. Secured, 6.65%, 7/15/27	440,000	589,634

Southern California Edison Co.,
Series 05-A, 1st Mortgage, 5.00%, 1/15/16	654,000	734,433

UIL Holdings Corp.,
Sr. Unsecured, 4.63%, 10/01/20	1,250,000	1,322,307

TOTAL ELECTRIC		$15,550,871

ELECTRONICS – 0.7%

Thermo Fisher Scientific, Inc.,
Sr. Unsecured, 2.25%, 8/15/16	1,605,000	1,650,813

(Wilmington Intermediate-Term Bond Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         117

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

FOOD PRODUCTS – 0.2%

Mondelez International, Inc.,
Sr. Unsecured, 4.13%, 2/09/16	$500,000	$544,247

FOOD RETAILING – 0.1%

Kroger Co.,
Company Guaranteed, 3.90%, 10/01/15	250,000	269,010

HEALTH CARE PROVIDERS & SERVICES – 0.3%

UnitedHealth Group, Inc.,
Sr. Unsecured, 6.00%, 6/15/17	500,000	595,898

HOME FURNISHINGS – 0.5%

Whirlpool Corp.,
Sr. Unsecured, 6.50%, 6/15/16	1,000,000	1,143,173

HOUSEHOLD PRODUCTS – 0.4%

Tupperware Brands Corp.,
Company Guaranteed, 4.75%, 6/01/21	1,000,000	1,046,960

INSURANCE – 1.5%

MetLife, Inc.,
Sr. Unsecured, 5.00%, 6/15/15	730,000	801,903

Prudential Financial, Inc.,
Sr. Unsecured, MTN, 3.88%, 1/14/15	1,000,000	1,056,511

Prudential Financial, Inc.,
Sr. Unsecured, MTN, 6.00%, 12/01/17	650,000	774,353

WR Berkley Corp.,
Sr. Unsecured, 7.38%, 9/15/19	710,000	869,415

TOTAL INSURANCE		$3,502,182

IRON/STEEL – 0.5%

Cliffs Natural Resources, Inc.,
Sr. Unsecured, 3.95%, 1/15/18	350,000	355,547

Cliffs Natural Resources, Inc.,
Sr. Unsecured, 4.88%, 4/01/21#	700,000	691,475

TOTAL IRON/STEEL		$1,047,022

LEISURE TIME – 0.5%

Royal Caribbean Cruises Ltd.,
Sr. Unsecured, 7.00%, 6/15/13	1,200,000	1,227,000

MEDIA – 1.4%

Comcast Corp.,
Company Guaranteed, 5.90%, 3/15/16	500,000	572,742

Comcast Corp.,
Company Guaranteed, 5.70%, 7/01/19	500,000	604,822

NBCUniversal Media LLC,
Sr. Unsecured, 3.65%, 4/30/15	1,000,000	1,061,624

Time Warner Entertainment Co., LP,
Company Guaranteed, 8.38%, 3/15/23	175,000	244,414

Viacom, Inc.,
Sr. Unsecured, 4.38%, 9/15/14	250,000	264,106

Walt Disney Co.,
Sr. Unsecured, MTN, 0.45%, 12/01/15	500,000	499,284

TOTAL MEDIA		$3,246,992

METALS & MINING – 1.1%

Alcoa, Inc.,
Sr. Unsecured, 6.00%, 7/15/13	1,251,000	1,280,912

Description	Par Value	Value

Alcoa, Inc.,
Sr. Unsecured, 5.72%, 2/23/19	$1,100,000	$1,186,921

TOTAL METALS & MINING		$2,467,833

MISCELLANEOUS MANUFACTURING – 3.1%

Eaton Corp.,
Company Guaranteed, 2.75%, 11/02/22•,Ω	500,000	486,686

Eaton Corp.,
Sr. Unsecured, 5.95%, 3/20/14	750,000	793,154

General Electric Co.,
Sr. Unsecured, 0.85%, 10/09/15	1,330,000	1,332,947

Ingersoll-Rand Co.,
Series B, Company Guaranteed, MTN,
6.02%, 2/15/28	2,015,000	2,340,220

Textron, Inc.,
Sr. Unsecured, 6.20%, 3/15/15	1,900,000	2,079,798

TOTAL MISCELLANEOUS MANUFACTURING		$7,032,805

OIL & GAS – 3.3%

Anadarko Petroleum Corp.,
Sr. Unsecured, 6.38%, 9/15/17	695,000	823,711

BP Capital Markets PLC,
Company Guaranteed, 1.85%, 5/05/17	525,000	536,241

BP Capital Markets PLC,
Company Guaranteed, 3.25%, 5/06/22	525,000	540,970

Marathon Oil Corp.,
Sr. Unsecured, 0.90%, 11/01/15	750,000	750,379

Marathon Oil Corp.,
Sr. Unsecured, 6.00%, 10/01/17	1,000,000	1,197,332

Phillips 66,
Company Guaranteed, 2.95%, 5/01/17•,Ω	250,000	263,505

Sempra Energy,
Sr. Unsecured, 2.30%, 4/01/17	800,000	827,790

Sunoco, Inc.,
Sr. Unsecured, 9.63%, 4/15/15	1,200,000	1,401,913

Transocean, Inc.,
Company Guaranteed, 6.50%, 11/15/20	1,000,000	1,170,866

TOTAL OIL & GAS		$7,512,707

PHARMACEUTICALS – 0.8%

AbbVie, Inc.,
Company Guaranteed, 1.20%, 11/06/15•,Ω	250,000	251,753

AbbVie, Inc.,
Company Guaranteed, 1.75%, 11/06/17•,Ω	500,000	503,057

AstraZeneca PLC,
Sr. Unsecured, 5.90%, 9/15/17	1,000,000	1,202,431

TOTAL PHARMACEUTICALS		$1,957,241

PIPELINES – 1.8%

Energy Transfer Partners LP,
Sr. Unsecured, 5.95%, 2/01/15	300,000	327,605

Energy Transfer Partners LP,
Sr. Unsecured, 6.70%, 7/01/18	300,000	361,886

Energy Transfer Partners LP,
Sr. Unsecured, 3.60%, 2/01/23	200,000	198,205

(Wilmington Intermediate-Term Bond Fund continued next page)

January 31, 2013 (unaudited)

118         PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

Enterprise Products Operating LLC,
Company Guaranteed, 3.70%, 6/01/15	$1,000,000	$1,064,406

Enterprise Products Operating LLC,
Company Guaranteed, 4.05%, 2/15/22	500,000	540,503

Kinder Morgan Energy Partners LP,
Sr. Unsecured, 3.95%, 9/01/22	1,000,000	1,043,924

Plains All American Pipeline LP / PAA
Finance Corp.,
Company Guaranteed, 5.00%, 2/01/21	500,000	572,167

TOTAL PIPELINES		$4,108,696

REAL ESTATE INVESTMENT TRUSTS – 1.4%

Boston Properties LP,
Sr. Unsecured, 5.00%, 6/01/15	890,000	971,910

HCP, Inc.,
Sr. Unsecured, MTN, 6.70%, 1/30/18	500,000	606,079

ProLogis LP,
Company Guaranteed, 4.50%, 8/15/17	750,000	813,643

Ventas Realty LP / Ventas Capital Corp.,
Company Guaranteed, 3.13%, 11/30/15	250,000	264,292

Vornado Realty LP,
Sr. Unsecured, 4.25%, 4/01/15	500,000	529,036

TOTAL REAL ESTATE INVESTMENT TRUSTS		$3,184,960

RETAIL – 0.4%

Walgreen Co.,
Sr. Unsecured, 1.80%, 9/15/17	1,000,000	1,007,709

SEMICONDUCTORS – 0.4%

Broadcom Corp.,
Sr. Unsecured, 2.50%, 8/15/22•,Ω	1,000,000	973,577

SOFTWARE – 0.1%

Microsoft Corp.,
Sr. Unsecured, 3.00%, 10/01/20	150,000	159,793

TELECOMMUNICATIONS – 0.9%

Verizon Communications, Inc.,
Sr. Unsecured, 1.25%, 11/03/14	760,000	769,206

Verizon Communications, Inc.,
Sr. Unsecured, 5.50%, 2/15/18	750,000	889,735

Verizon Communications, Inc.,
Sr. Unsecured, 2.45%, 11/01/22	350,000	335,328

TOTAL TELECOMMUNICATIONS		$1,994,269

TRANSPORTATION – 2.2%

CSX Corp.,
Sr. Unsecured, 7.90%, 5/01/17	685,000	851,734

CSX Corp.,
Sr. Unsecured, 4.25%, 6/01/21	500,000	552,765

Ryder System, Inc.,
Sr. Unsecured, MTN, 2.50%, 3/01/18	1,850,000	1,889,387

Union Pacific Corp.,
Sr. Unsecured, 5.75%, 11/15/17	1,500,000	1,787,049

TOTAL TRANSPORTATION		$5,080,935

Description	Par Value	Value

TRUCKING & LEASING – 0.5%

GATX Corp.,
Sr. Unsecured, 8.75%, 5/15/14	$1,000,000	$1,094,189

TOTAL CORPORATE BONDS
(COST $107,450,177)		$113,006,402

GOVERNMENT AGENCIES – 15.4%

FEDERAL HOME LOAN BANK (FHLB) – 1.4%

1.00%, 6/21/17#	2,000,000	2,015,363

5.50%, 8/13/14	1,000,000	1,080,404

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$3,095,767

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 6.1%

0.63%, 12/29/14	2,000,000	2,013,019

1.75%, 5/30/19#	2,000,000	2,047,832

2.38%, 1/13/22	3,500,000	3,599,616

2.50%, 5/27/16#	2,500,000	2,662,223

3.75%, 3/27/19	2,000,000	2,288,382

4.38%, 7/17/15	1,315,000	1,444,139

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$14,055,211

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 7.9%

0.38%, 3/16/15	1,500,000	1,502,239

0.50%, 5/27/15#	1,500,000	1,506,023

0.63%, 10/30/14#	1,000,000	1,006,209

0.88%, 10/26/17	4,000,000	3,987,625

1.25%, 9/28/16	2,000,000	2,044,689

1.38%, 11/15/16#	2,500,000	2,565,648

1.63%, 10/26/15	2,000,000	2,067,330

5.00%, 5/11/17	3,000,000	3,525,777

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$18,205,540

TOTAL GOVERNMENT AGENCIES
(COST $34,691,444)		$35,356,518

MORTGAGE-BACKED SECURITIES – 6.4%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 3.8%

Pool A18401, 6.00%, 2/01/34	132,558	146,439

Pool A93415, 4.00%, 8/01/40	3,505,505	3,718,320

Pool B19228, 4.50%, 4/01/20	76,083	81,305

Pool C90293, 7.50%, 9/01/19	182,927	209,039

Pool C90504, 6.50%, 12/01/21	71,669	79,700

Pool E76204, 5.50%, 4/01/14	307	315

Pool E83022, 6.00%, 4/01/16	21,877	23,254

Pool E92817, 5.00%, 12/01/17	210,489	225,249

Pool G01625, 5.00%, 11/01/33	142,490	154,572

Pool G02390, 6.00%, 9/01/36	69,598	76,146

Pool G08097, 6.50%, 11/01/35	80,736	90,742

(Wilmington Intermediate-Term Bond Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         119

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

Pool G08193, 6.00%, 4/01/37	$179,639	$196,540

Pool G11311, 5.00%, 10/01/17	138,997	148,744

Pool G12709, 5.00%, 7/01/22	1,370,524	1,470,911

Pool G13077, 5.50%, 4/01/23	1,971,774	2,103,741

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC)		$8,725,017

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 2.4%

Pool 254240, 7.00%, 3/01/32	125,952	144,090

Pool 254833, 4.50%, 8/01/18	48,087	51,409

Pool 256639, 5.00%, 2/01/27	133,627	145,048

Pool 256752, 6.00%, 6/01/27	113,718	124,456

Pool 257007, 6.00%, 12/01/27	208,619	228,221

Pool 424286, 6.50%, 6/01/13	462	466

Pool 526062, 7.50%, 12/01/29	15,082	17,377

Pool 612514, 2.72%, 5/01/33Δ	90,912	94,959

Pool 619054, 5.50%, 2/01/17	95,777	102,837

Pool 629603, 5.50%, 2/01/17	44,694	47,988

Pool 688996, 8.00%, 11/01/24	15,127	16,743

Pool 745412, 5.50%, 12/01/35	103,632	113,381

Pool 832365, 5.50%, 8/01/20	1,254,626	1,351,818

Pool 838741, 5.00%, 9/01/20	988,578	1,073,896

Pool 839291, 5.00%, 9/01/20	14,494	15,745

Pool AE2520, 3.00%, 1/01/26	1,847,895	1,949,688

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$5,478,122

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.2%

Pool 2616, 7.00%, 7/20/28	87,129	100,127

Pool 2701, 6.50%, 1/20/29	166,369	193,710

Pool 426727, 7.00%, 2/15/29	17,195	19,898

Pool 780825, 6.50%, 7/15/28	159,416	182,466

Pool 781231, 7.00%, 12/15/30	79,384	91,964

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$588,165

TOTAL MORTGAGE-BACKED SECURITIES (COST $13,983,583)		$14,791,304

MUNICIPAL BOND – 0.7%

BUILD AMERICA BONDS – 0.7%

New Jersey State, EDA,
Revenue Bonds, 1.31%, 6/15/13Δ	1,500,000	1,502,445

TOTAL MUNICIPAL BOND
(COST $1,500,000)		$1,502,445

U.S. TREASURY – 22.3%

U.S. TREASURY INFLATION INDEXED NOTES – 1.0%

0.13%, 4/15/16	1,500,000	1,660,526

1.25%, 7/15/20	500,000	625,338

TOTAL U.S. TREASURY INFLATION INDEXED NOTES		$2,285,864

Description	Par Value	Value

U.S. TREASURY NOTES – 21.3%

0.25%, 12/15/14	$2,000,000	$2,000,186

0.38%, 4/15/15	2,500,000	2,504,493

0.63%, 7/15/14Δ	1,000,000	1,006,010

0.88%, 1/31/17	4,000,000	4,036,646

1.00%, 9/30/19	2,250,000	2,207,815

1.25%, 1/31/19	1,500,000	1,511,233

1.50%, 8/31/18	2,500,000	2,565,187

1.63%, 8/15/22	880,000	856,538

1.63%, 11/15/22#	1,400,000	1,355,898

2.00%, 1/31/16	1,000,000	1,046,990

2.00%, 4/30/16	1,600,000	1,679,199

2.00%, 11/15/21	500,000	509,243

2.63%, 4/30/16	485,000	518,708

2.63%, 8/15/20	1,000,000	1,081,123

2.63%, 11/15/20	1,500,000	1,618,880

2.75%, 2/15/19	1,500,000	1,643,433

3.50%, 2/15/18	1,500,000	1,694,026

3.63%, 2/15/20	1,500,000	1,728,085

4.00%, 8/15/18	1,000,000	1,163,272

4.13%, 5/15/15	1,125,000	1,222,484

4.25%, 11/15/14	1,000,000	1,071,187

4.25%, 8/15/15	2,000,000	2,196,763

4.25%, 11/15/17	2,500,000	2,902,663

4.50%, 2/15/16	2,000,000	2,245,555

4.75%, 8/15/17	7,250,000	8,541,161

TOTAL U.S. TREASURY NOTES		$48,906,778

TOTAL U.S. TREASURY
(COST $49,115,582)		$51,192,642

	Number of Shares

MONEY MARKET FUND – 0.0%**

Dreyfus Cash Management Fund,
Institutional Shares, 0.05%^	378	$378

TOTAL MONEY MARKET FUND
(COST $378)		$378

	Par Value

REPURCHASE AGREEMENT – 1.8%

Credit Suisse First Boston LLC, 0.13%, dated 1/31/13, due 2/01/13, repurchase price $4,136,015, collateralized by a U.S. Treasury Security 0.25%, maturing 02/28/14; total market value of $4,222,573	$4,136,000	$4,136,000

TOTAL REPURCHASE AGREEMENT
(COST $4,136,000)		$4,136,000

TOTAL INVESTMENTS IN SECURITIES – 98.4%
(COST $216,824,578)		$226,013,775

(Wilmington Intermediate-Term Bond Fund continued next page)

January 31, 2013 (unaudited)

120         PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 5.4%

REPURCHASE AGREEMENTS – 5.4%

HSBC Securities USA, Inc., 0.14%, dated 1/31/13, due 2/01/13, repurchase price $2,936,499, collateralized by U.S. Government Securities 0.00% to 9.38%, maturing 4/15/13 to 3/17/31; total market value of $2,995,239	$2,936,488	$2,936,488

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, dated 1/31/13, due 2/01/13, repurchase price $2,936,501, collateralized by U.S. Government Securities 3.50% to 4.50%, maturing 7/20/41 to 1/01/43; total market value of $2,995,218	2,936,488	2,936,488

Mizuho Securities USA, Inc., 0.19%, dated 1/31/13, due 2/01/13, repurchase price $2,936,503, collateralized by U.S. Government Securities 1.77% to 11.00%, maturing 2/01/13 to 6/01/42; total market value of $2,995,218	2,936,488	2,936,488

RBC Capital Markets LLC, 0.12%, dated 1/31/13, due 2/01/13, repurchase price $617,075, collateralized by U.S. Treasury Securities 0.00% to 4.00%, maturing 6/06/13 to 7/15/22; total market value of $629,419	617,073	617,073

RBS Securities, Inc., 0.17%, dated 1/31/13, due 2/01/13, repurchase price $2,936,502, collateralized by U.S. Government & Treasury Securities 1.63% to 5.36%, maturing 4/15/13 to 2/25/22; total market value of $2,995,242	2,936,488	2,936,488

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $12,363,025)		$12,363,025

Description	Value

TOTAL INVESTMENTS – 103.8% (COST $229,187,603)	$238,376,800

COLLATERAL FOR SECURITIES ON LOAN – (5.4%)	(12,363,025)

OTHER ASSETS LESS LIABILITIES – 1.6%	3,711,743

TOTAL NET ASSETS – 100.0%	$229,725,518

Cost of investments for Federal income tax purposes is $229,191,347. The net unrealized appreciation/(depreciation) of investments was $9,185,453. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $9,641,077 and net unrealized depreciation from investments for those securities having an excess of cost over value of $455,624.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

(Wilmington Intermediate-Term Bond Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         121

Wilmington Intermediate-Term Bond Fund (continued)

 The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Asset-Backed Security	$ —	$527,857	$ —	$527,857

Collateralized Mortgage Obligations	—	5,500,229	—	5,500,229

Corporate Bonds	—	113,006,402	—	113,006,402

Government Agencies	—	35,356,518	—	35,356,518

Mortgage-Backed Securities	—	14,791,304	—	14,791,304

Municipal Bond	—	1,502,445	—	1,502,445

U.S. Treasury	—	51,192,642	—	51,192,642

Money Market Fund	378	—	—	378
Repurchase Agreements	—	16,499,025	—	16,499,025
Total	$378	$238,376,422	$ —	$238,376,800

See Notes to Portfolios of Investments - Wilmington Funds

January 31, 2013 (unaudited)

Wilmington Short-Term Corporate Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 399251, 2.19%, 9/01/27Δ	$ 62	$65

TOTAL ADJUSTABLE RATE MORTGAGE (COST $62)		$65

ASSET-BACKED SECURITY – 0.4%

WHOLE LOAN – 0.4%

SLM Student Loan Trust, Series 2011-A, Class A1, 1.21%, 10/15/24Δ,•,Ω	698,119	703,810

TOTAL ASSET-BACKED SECURITY (COST $698,119)		$703,810

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.3%

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) – 2.0%

Extended Stay America Trust, Series 2013-ESH5, Class A15, 1.28%, 12/05/31	505,000	503,737

JP Morgan Chase Commercial Mortgage Securities, Inc., Series 2007-CB18, Class A4, 5.44%, 6/12/47	587,000	673,573

Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.64%, 5/12/39Δ	626,627	641,098

Morgan Stanley Capital I, Series 2004-IQ7, Class A4, 5.40%, 6/15/38	1,890,774	1,965,238

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$3,783,646

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.3%

Series 2003-2632, Class A, 4.00%, 1/15/18	268,480	273,691

Series 2003-2649, Class KA, 4.50%, 7/15/18	205,090	216,377

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$490,068

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $4,363,369)		$4,273,714

COMMERCIAL PAPER – 0.2%®

OIL & GAS – 0.2%

Apache Corp., 0.33%, 2/01/13	400,000	399,996

TOTAL COMMERCIAL PAPER (COST $400,000)		$399,996

Description	Par Value	Value

CORPORATE BONDS – 94.6%

AUTO MANUFACTURERS – 0.7%

Daimler Finance North America LLC, Company Guaranteed, 0.91%, 1/09/15Δ,•,Ω	$1,000,000	$998,556

Hyundai Motor Manufacturing Czech s.r.o., Company Guaranteed, 4.50%, 4/15/15•,Ω	250,000	266,674

TOTAL AUTO MANUFACTURERS		$1,265,230

BEVERAGES – 3.7%

Anheuser-Busch InBev Worldwide, Inc., Series FRN, Company Guaranteed, 0.86%, 1/27/14Δ	500,000	502,839

Anheuser-Busch InBev Worldwide, Inc., Series WI, Company Guaranteed, 5.38%, 11/15/14	2,000,000	2,165,211

Diageo Finance BV, Company Guaranteed, 3.25%, 1/15/15	2,000,000	2,099,790

Dr Pepper Snapple Group, Inc., Company Guaranteed, 2.90%, 1/15/16	1,000,000	1,055,661

PepsiCo, Inc., Sr. Unsecured, 0.75%, 3/05/15	1,050,000	1,053,773

TOTAL BEVERAGES		$6,877,274

BIOTECHNOLOGY – 2.5%

Amgen, Inc., Sr. Unsecured, 1.88%, 11/15/14	2,500,000	2,555,243

Gilead Sciences, Inc., Sr. Unsecured, 2.40%, 12/01/14	2,000,000	2,061,034

TOTAL BIOTECHNOLOGY		$4,616,277

BUILDING MATERIALS – 0.6%

Masco Corp., Sr. Unsecured, 4.80%, 6/15/15	1,000,000	1,046,262

CAPITAL MARKETS – 5.6%

Bank of New York Mellon Corp., Sr. Unsecured, MTN, 1.20%, 2/20/15	1,000,000	1,011,512

BlackRock, Inc., Sr. Unsecured, 3.50%, 12/10/14	1,000,000	1,057,351

Charles Schwab Corp., Sr. Unsecured, 0.85%, 12/04/15	570,000	570,770

Goldman Sachs Group, Inc., Sr. Notes, 3.30%, 5/03/15	1,000,000	1,042,918

Goldman Sachs Group, Inc., Sr. Unsecured, MTN, 0.70%, 7/22/15Δ	2,100,000	2,071,254

Morgan Stanley, Sr. Unsecured, 4.20%, 11/20/14	1,000,000	1,046,064

Raymond James Financial, Inc., Sr. Unsecured, 4.25%, 4/15/16	1,500,000	1,575,039

(Wilmington Short-Term Corporate Bond Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         123

Wilmington Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value

TD Ameritrade Holding Corp., Company Guaranteed, 4.15%, 12/01/14	$ 2,000,000	$2,124,094

TOTAL CAPITAL MARKETS		$10,499,002

CHEMICALS – 1.8%

Dow Chemical Co., Sr. Unsecured, 7.60%, 5/15/14	114,000	123,877

Dow Chemical Co., Sr. Unsecured, 5.90%, 2/15/15	2,000,000	2,204,275

Potash Corp. of Saskatchewan, Inc., Sr. Unsecured, 4.88%, 3/01/13	1,000,000	1,003,466

TOTAL CHEMICALS		$3,331,618

COMMERCIAL BANKS – 11.8%

Bank of Nova Scotia, Sr. Unsecured, 0.75%, 10/09/15	2,000,000	1,998,252

Branch Banking & Trust Co., Subordinated, BKNT, 0.63%, 9/13/16Δ	1,000,000	990,562

Comerica, Inc., Sr. Unsecured, 3.00%, 9/16/15	2,000,000	2,104,973

Fifth Third Bancorp, Subordinated, 0.73%, 12/20/16Δ	3,000,000	2,912,720

KeyBank N.A., Subordinated, BKNT, 5.80%, 7/01/14	2,000,000	2,144,565

KeyCorp, Sr. Unsecured, MTN, 3.75%, 8/13/15	1,000,000	1,069,799

National City Corp., Sr. Unsecured, 4.90%, 1/15/15	1,000,000	1,078,112

PNC Funding Corp., Bank Guaranteed, 3.63%, 2/08/15	1,000,000	1,057,167

Royal Bank of Canada, Sr. Unsecured, 1.45%, 10/30/14	2,000,000	2,034,090

SunTrust Banks, Inc., Sr. Unsecured, 3.60%, 4/15/16	2,000,000	2,134,268

U.S. Bancorp, Sr. Unsecured, 4.20%, 5/15/14	2,000,000	2,096,067

Wells Fargo & Co., Sr. Unsecured, 3.63%, 4/15/15	250,000	264,730

Wells Fargo & Co., Sr. Unsecured, MTN, 1.25%, 2/13/15	1,000,000	1,010,790

Wells Fargo & Co., Series FRN, Sr. Unsecured, 1.23%, 6/26/15Δ	1,000,000	1,012,834

TOTAL COMMERCIAL BANKS		$21,908,929

COMMERCIAL FINANCE – 2.4%

Ford Motor Credit Co., LLC, Notes, 2.50%, 1/15/16	2,000,000	2,024,286

Ford Motor Credit Co., LLC, Sr. Unsecured, 3.88%, 1/15/15	400,000	416,090

General Electric Capital Corp., Sr. Unsecured, MTN, 0.57%, 8/07/18Δ	2,000,000	1,948,932

TOTAL COMMERCIAL FINANCE		$4,389,308

COMMERCIAL SERVICES & SUPPLIES – 0.3%

Ecolab, Inc., Sr. Unsecured, 1.00%, 8/09/15	500,000	501,472

Description	Par Value	Value

CONSUMER FINANCE – 5.4%

American Express Co., Sr. Unsecured, 7.25%, 5/20/14	$1,000,000	$1,083,773

American Express Credit Corp., Sr. Unsecured, MTN, 5.13%, 8/25/14	1,000,000	1,068,641

Capital One Bank USA N.A., Subordinated, 6.50%, 6/13/13	1,000,000	1,019,588

Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	250,000	271,054

Capital One Financial Corp., Sr. Unsecured, 2.13%, 7/15/14	675,000	688,051

Capital One Financial Corp., Sr. Unsecured, 2.15%, 3/23/15	1,000,000	1,021,613

Capital One Financial Corp., Sr. Unsecured, 1.00%, 11/06/15	150,000	149,628

General Motors Financial Co., Inc., Company Guaranteed, 4.75%, 8/15/17•,Ω	200,000	211,000

Harley-Davidson Financial Services, Inc., Company Guaranteed, 3.88%, 3/15/16•,Ω	1,000,000	1,071,677

Hyundai Capital America, Company Guaranteed, 1.63%, 10/02/15•,Ω	250,000	251,713

John Deere Capital Corp., Sr. Unsecured, 0.88%, 4/17/15#	750,000	754,809

SLM Corp., Series A, Sr. Unsecured, MTN, 5.00%, 10/01/13	1,000,000	1,024,158

Toyota Motor Credit Corp., Sr. Unsecured, 0.88%, 7/17/15	1,500,000	1,511,754

TOTAL CONSUMER FINANCE		$10,127,459

COSMETICS/PERSONAL CARE – 1.1%

Procter & Gamble Co., Sr. Unsecured, 3.50%, 2/15/15	2,000,000	2,125,667

DIVERSIFIED FINANCIAL SERVICES – 4.5%

Bank of America Corp., Sr. Unsecured, MTN, 1.73%, 1/30/14Δ	1,000,000	1,009,130

Citigroup, Inc., Sr. Unsecured, 2.01%, 5/15/18Δ	2,500,000	2,567,201

JPMorgan Chase & Co., Sr. Unsecured, 3.70%, 1/20/15	1,000,000	1,053,905

JPMorgan Chase & Co., Series FRN, Sr. Unsecured, 1.20%, 1/25/18Δ	2,000,000	2,010,262

JPMorgan Chase & Co., Series G, Sr. Unsecured, GMTN, 1.10%, 10/15/15	1,000,000	1,001,279

JPMorgan Chase Capital XXIII, Limited Guarantee, 1.31%, 5/15/47Δ	1,000,000	772,533

TOTAL DIVERSIFIED FINANCIAL SERVICES		$8,414,310

ELECTRIC – 5.2%

Consolidated Edison Co. of New York, Inc., Series 03-B, Sr. Unsecured, 3.85%, 6/15/13	400,000	404,875

(Wilmington Short-Term Corporate Bond Fund continued next page)

January 31, 2013 (unaudited)

124         PORTFOLIOS OF INVESTMENTS

Wilmington Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value

Consolidated Edison Co. of New York, Inc.,
Series 05-C, Sr. Unsecured,
5.38%, 12/15/15	$110,000	$124,102

Dominion Resources, Inc.,
Sr. Unsecured, 2.25%, 9/01/15	2,000,000	2,074,659

Entergy Corp.,
Sr. Unsecured, 4.70%, 1/15/17	2,000,000	2,177,173

Exelon Generation Co., LLC,
Sr. Unsecured, 5.35%, 1/15/14	2,000,000	2,086,971

Georgia Power Co.,
Sr. Unsecured, 1.30%, 9/15/13	1,000,000	1,005,916

Progress Energy, Inc.,
Sr. Unsecured, 6.05%, 3/15/14	1,640,000	1,733,693

TOTAL ELECTRIC		$9,607,389

ELECTRONICS – 0.7%

Agilent Technologies, Inc.,
Sr. Unsecured, 5.50%, 9/14/15	1,000,000	1,111,964

Thermo Fisher Scientific, Inc.,
Sr. Unsecured, 3.20%, 5/01/15	100,000	105,015

TOTAL ELECTRONICS		$1,216,979

FOOD PRODUCTS – 4.6%

General Mills, Inc.,
Series FRN, Sr. Unsecured, 0.60%, 1/29/16Δ	500,000	500,972

Kellogg Co.,
Sr. Unsecured, 1.13%, 5/15/15	1,000,000	1,009,104

McCormick & Co., Inc.,
Sr. Unsecured, 5.20%, 12/15/15	2,000,000	2,245,912

Mondelez International, Inc.,
Sr. Unsecured, 5.25%, 10/01/13	1,000,000	1,031,009

Mondelez International, Inc.,
Sr. Unsecured, 4.13%, 2/09/16	2,000,000	2,176,990

WM Wrigley Jr. Co.,
Sr. Secured, 3.70%, 6/30/14•,Ω	1,500,000	1,548,780

TOTAL FOOD PRODUCTS		$8,512,767

HEALTH CARE PROVIDERS & SERVICES – 3.9%

McKesson Corp.,
Sr. Unsecured, 6.50%, 2/15/14	2,000,000	2,120,266

Quest Diagnostics, Inc.,
Company Guaranteed, 1.16%, 3/24/14Δ	2,000,000	2,012,394

UnitedHealth Group, Inc.,
Sr. Unsecured, 0.85%, 10/15/15	1,000,000	1,004,498

WellPoint, Inc.,
Sr. Unsecured, 5.00%, 12/15/14	2,000,000	2,157,127

TOTAL HEALTH CARE PROVIDERS & SERVICES		$7,294,285

HOME FURNISHINGS – 1.2%

Whirlpool Corp.,
Unsecured, MTN, 8.60%, 5/01/14	2,000,000	2,182,672

INSURANCE – 4.2%

AON Corp.,
Company Guaranteed, 3.50%, 9/30/15	2,730,000	2,871,952

Description	Par Value	Value

MassMutual Global Funding II,
Sr. Secured, 0.72%, 1/14/14Δ,•,Ω	$1,000,000	$1,000,010

MetLife, Inc.,
Sr. Unsecured, 2.38%, 2/06/14	1,750,000	1,783,824

Prudential Financial, Inc.,
Sr. Unsecured, 5.50%, 3/15/16	1,000,000	1,128,045

WR Berkley Corp.,
Sr. Unsecured, 5.60%, 5/15/15	1,000,000	1,084,375

TOTAL INSURANCE		$7,868,206

MEDIA – 6.9%

COX Communications, Inc.,
Sr. Unsecured, 5.45%, 12/15/14	2,000,000	2,179,194

DIRECTV Holdings LLC / DIRECTV Financing
Co., Inc.,
Company Guaranteed, 3.55%, 3/15/15	2,000,000	2,101,479

News America, Inc.,
Company Guaranteed, 5.30%, 12/15/14	2,000,000	2,169,363

TCI Communications, Inc.,
Sr. Unsecured, 8.75%, 8/01/15	2,000,000	2,377,824

Time Warner Cable, Inc.,
Company Guaranteed, 7.50%, 4/01/14	1,000,000	1,078,096

Viacom, Inc.,
Sr. Unsecured, 4.38%, 9/15/14	2,001,000	2,113,905

Viacom, Inc.,
Sr. Unsecured, 1.25%, 2/27/15	300,000	302,562

Walt Disney Co.,
Sr. Unsecured, MTN, 0.45%, 12/01/15	500,000	499,284

TOTAL MEDIA		$12,821,707

MISCELLANEOUS MANUFACTURING – 2.4%

Eaton Corp.,
Company Guaranteed, 0.95%, 11/02/15•,Ω	2,000,000	2,001,014

General Electric Co.,
Sr. Unsecured, 0.85%, 10/09/15	2,465,000	2,470,462

TOTAL MISCELLANEOUS MANUFACTURING		$4,471,476

OIL & GAS – 8.7%

Anadarko Petroleum Corp.,
Sr. Unsecured, 5.75%, 6/15/14	1,000,000	1,061,493

BP Capital Markets PLC,
Company Guaranteed, 0.70%, 11/06/15	2,000,000	2,001,022

Devon Energy Corp.,
Sr. Unsecured, 5.63%, 1/15/14	2,000,000	2,094,281

Diamond Offshore Drilling, Inc.,
Sr. Unsecured, 4.88%, 7/01/15	1,000,000	1,098,121

Hess Corp.,
Sr. Unsecured, 7.00%, 2/15/14	1,390,000	1,476,824

Marathon Oil Corp.,
Sr. Unsecured, 0.90%, 11/01/15	1,810,000	1,810,916

National Fuel Gas Co.,
Sr. Unsecured, 5.25%, 3/01/13∑	1,000,000	1,003,601

Phillips 66,
Company Guaranteed, 1.95%, 3/05/15•,Ω	1,000,000	1,023,058

Sempra Energy,
Sr. Unsecured, 1.07%, 3/15/14Δ	500,000	502,552

(Wilmington Short-Term Corporate Bond Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         125

Wilmington Short-Term Corporate Bond Fund (continued)

Description	Par Value	Value

Valero Energy Corp.,
Company Guaranteed, 4.75%, 6/15/13	$2,000,000	$2,031,598

Valero Energy Corp.,
Company Guaranteed, 4.50%, 2/01/15	2,000,000	2,138,276

TOTAL OIL & GAS		$16,241,742

PHARMACEUTICALS – 1.4%

AbbVie, Inc.,
company Guaranteed, 1.20%, 11/06/15•,Ω	2,200,000	2,215,430

Zoetis, Inc.,
Sr. Unsecured, 1.15%, 2/01/16•,Ω	400,000	400,967

TOTAL PHARMACEUTICALS		$2,616,397

PIPELINES – 2.6%

Energy Transfer Partners LP,
Sr. Unsecured, 5.95%, 2/01/15	1,000,000	1,092,015

Enterprise Products Operating LLC,
Series G, Company Guaranteed,
5.60%, 10/15/14	1,000,000	1,080,944

Kinder Morgan Energy Partners LP,
Sr. Unsecured, 5.63%, 2/15/15	2,500,000	2,730,398

TOTAL PIPELINES		$4,903,357

REAL ESTATE INVESTMENT TRUSTS – 6.4%

Boston Properties LP,
Sr. Unsecured, 5.63%, 4/15/15	1,000,000	1,102,170

Digital Realty Trust LP,
Company Guaranteed, 4.50%, 7/15/15	315,000	336,645

HCP, Inc.,
Sr. Unsecured, 2.70%, 2/01/14	3,000,000	3,054,202

Health Care REIT, Inc.,
Sr. Unsecured, 6.00%, 11/15/13	2,000,000	2,076,831

Simon Property Group LP,
Sr. Unsecured, 5.10%, 6/15/15	1,325,000	1,457,290

Ventas Realty LP / Ventas Capital Corp.,
Company Guaranteed, 3.13%, 11/30/15	3,637,000	3,844,919

TOTAL REAL ESTATE INVESTMENT TRUSTS		$11,872,057

RETAIL – 2.4%

CVS Caremark Corp.,
Sr. Unsecured, 4.88%, 9/15/14	2,000,000	2,143,540

Home Depot, Inc.,
Sr. Unsecured, 5.25%, 12/16/13	1,000,000	1,043,083

Walgreen Co.,
Sr. Unsecured, 1.00%, 3/13/15	1,000,000	1,002,889

Wal-Mart Stores Pass-Through Trust 1994,
Series A-2, Pass-Through Certificates,
8.85%, 1/02/15	251,569	268,078

TOTAL RETAIL		$4,457,590

SEMICONDUCTORS – 0.5%

Broadcom Corp.,
Sr. Unsecured, 1.50%, 11/01/13	1,000,000	1,007,334

Description	Par Value	Value

SOFTWARE – 1.2%

Oracle Corp.,
Sr. Unsecured, 3.75%, 7/08/14	$750,000	$785,321

Symantec Corp.,
Sr. Unsecured, 2.75%, 9/15/15	1,415,000	1,466,274

TOTAL SOFTWARE		$2,251,595

TELECOMMUNICATIONS – 0.6%

Cisco Systems, Inc.,
Sr. Unsecured, 2.90%, 11/17/14	1,000,000	1,044,355

TRANSPORTATION – 1.3%

CSX Corp.,
Sr. Unsecured, 6.25%, 4/01/15	265,000	295,551

Ryder System, Inc.,
Sr. Unsecured, MTN, 3.15%, 3/02/15	2,000,000	2,070,851

TOTAL TRANSPORTATION		$2,366,402

TOTAL CORPORATE BONDS
(COST $174,079,738)		$175,839,118

	Number of Shares

MONEY MARKET FUND – 0.2%

Dreyfus Cash Management Fund,
Institutional Shares, 0.05%^	407,578	$407,578

TOTAL MONEY MARKET FUND
(COST $407,578)		$407,578

TOTAL INVESTMENTS IN SECURITIES – 97.7%
(COST $179,948,866)		$181,624,281

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.1%

REPURCHASE AGREEMENT – 0.1%

RBC Capital Markets LLC, 0.12%, dated 1/31/13, due 2/01/13, repurchase price $203,952, collateralized by U.S. Treasury Securities 0.00% to 4.00%, maturing 6/06/13 to 7/15/22; total market value of $208,032	$203,951	$203,951

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON
LOAN
(COST $203,951)		$203,951

TOTAL INVESTMENTS – 97.8%
(COST $180,152,817)		$181,828,232

COLLATERAL FOR SECURITIES ON LOAN – (0.1%)		(203,951)

OTHER ASSETS LESS LIABILITIES – 2.3%		4,194,914

TOTAL NET ASSETS – 100.0%		$185,819,195

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/ (depreciation) of investments was $1,675,415. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,883,086 and net unrealized depreciation from investments for those securities having an excess of cost over value of $207,671.

(Wilmington Short-Term Corporate Bond Fund continued next page)

January 31, 2013 (unaudited)

126         PORTFOLIOS OF INVESTMENTS

Wilmington Short-Term Corporate Bond Fund (continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Adjustable Rate Mortgage	$—	$65	$—	$65

Asset-Backed Security	—	703,810	—	703,810

Collateralized Mortgage Obligations	—	4,273,714	—	4,273,714

Commercial Paper	—	399,996	—	399,996

Corporate Bonds	—	175,839,118	—	175,839,118

Money Market Fund	407,578	—	—	407,578

Repurchase Agreement	—	203,951	—	203,951

Total	$407,578	$181,420,654	$—	$181,828,232

See Notes to Portfolios of Investments - Wilmington Funds

January 31, 2013 (unaudited)

Wilmington Short Duration Government Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

Description	Par Value	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 29.1%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 9.7%

Series 1988-6, Class C, 9.05%, 6/15/19	$14,393	$15,919

Series 1989-112, Class I, 6.50%, 1/15/21	2,790	3,058

Series 1990-136, Class E, 6.00%, 4/15/21	7,066	7,741

Series 1990-141, Class D, 5.00%, 5/15/21	2,762	2,969

Series 1993-1577, Class PK,
6.50%, 9/15/23	105,449	117,804

Series 1993-1644, Class K,
6.75%, 12/15/23	92,099	103,007

Series 1994-1686, Class PJ,
5.00%, 2/15/24	16,953	18,086

Series 2004-2773, Class JD,
5.00%, 3/15/18	372,130	377,492

Series 2004-2786, Class PD,
4.50%, 1/15/18	270,339	272,628

Series 2004-2844, Class PV,
5.00%, 8/15/15	353,667	368,368

Series 2005-2931, Class QC,
4.50%, 1/15/19	539,756	549,400

Series 2005-3062, Class LU,
5.50%, 10/15/16	3,381,873	3,637,306

Series 2005-3074, Class BG,
5.00%, 9/15/33	1,149,791	1,198,307

Series 2009-3610, Class AB,
1.40%, 12/15/14	664,070	670,686

Series 2011-3871, Class PA,
4.00%, 1/15/41	2,293,067	2,311,068

Series 2012-K710, Class A1,
1.44%, 1/25/19	2,952,307	2,997,976

Series 3799, Class GK, 2.75%, 1/15/21	426,054	446,967

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$13,098,782

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 8.1%

Series 1993-113, Class PK, 6.50%, 7/25/23	72,092	80,838

Series 1993-127, Class H, 6.50%, 7/25/23	69,756	78,093

Series 1993-202, Class J, 6.50%, 11/25/23	37,582	42,342

Series 1994-3, Class PL, 5.50%, 1/25/24	68,902	75,911

Series 1994-55, Class H, 7.00%, 3/25/24	79,705	90,835

Series 2002-52, Class QA, 6.00%, 7/18/32	38,916	42,696

Series 2003-113, Class PD, 4.00%, 2/25/17	15,576	15,569

Series 2003-122, Class OK, 4.00%, 6/25/17	18,758	18,759

Series 2003-45, Class AB, 3.75%, 5/25/33	27,345	27,971

Series 2003-64, Class BD, 5.00%, 3/25/30	8,548	8,553

Series 2003-74, Class VA, 5.50%, 7/25/14	1,313,638	1,346,331

Description	Par Value	Value

Series 2003-80, Class BA, 5.00%, 5/25/31	$87,908	$88,800

Series 2003-80, Class CD, 5.00%, 4/25/30	72,189	72,737

Series 2004-96, Class QB, 5.00%, 2/25/32	114,196	114,923

Series 2007-26, Class C, 5.50%, 3/25/33	608,821	620,617

Series 2011-66, Class QE, 2.00%, 7/25/21	1,505,939	1,544,862

Series 2011-71, Class DJ, 3.00%, 3/25/25	2,104,755	2,195,881

Series 2011-81, Class PA, 3.50%, 8/25/26	4,207,711	4,451,177

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$10,916,895

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 9.7%

Series 2003-10, Class PV, 5.50%, 1/20/14	1,327,493	1,355,702

Series 2005-44, Class PC, 5.00%, 12/20/33	1,833,565	1,964,349

Series 2010-17, Class K, 4.00%, 3/16/22	6,742,320	7,018,826

Series 2010-91, Class PA, 3.00%, 8/20/31	2,470,496	2,545,378

Series 2012-17, Class NA, 3.50%, 2/20/20	173,793	173,908

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$13,058,163

WHOLE LOAN – 1.6%

Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 2.97%, 2/25/34Δ	356,825	363,277

Banc of America Mortgage Securities, Inc.,
Series 2004-B, Class 2A1, 3.04%, 3/25/34Δ	311,166	316,528

Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1,
3.12%, 11/25/35Δ	1,682,507	1,478,425

TOTAL WHOLE LOAN		$2,158,230

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $39,328,864)		$39,232,070

CORPORATE BOND – 0.4%

HEALTH CARE PROVIDERS & SERVICES – 0.4%

Howard Hughes Medical Institute,
Sr. Unsecured, 3.45%, 9/01/14	500,000	523,524

TOTAL CORPORATE BOND
(COST $499,268)		$523,524

GOVERNMENT AGENCIES – 29.7%

FEDERAL HOME LOAN BANK (FHLB) – 7.0%

0.50%, 11/20/15	2,000,000	2,003,943

3.13%, 12/13/13	5,000,000	5,129,791

Series 656, 5.38%, 5/18/16	2,000,000	2,317,781

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$9,451,515

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 13.6%

0.88%, 3/07/18	1,650,000	1,636,399

(Wilmington Short Duration Government Bond Fund continued next page)

January 31, 2013 (unaudited)

128         PORTFOLIOS OF INVESTMENTS

Wilmington Short Duration Government Bond Fund (continued)

Description	Par Value	Value

0.63%, 12/29/14	$ 3,000,000	$3,019,529

1.00%, 3/08/17	3,000,000	3,029,619

2.00%, 8/25/16	1,000,000	1,048,997

4.75%, 1/19/16	1,000,000	1,126,603

4.88%, 6/13/18	2,000,000	2,393,375

5.13%, 10/18/16	2,000,000	2,327,936

5.25%, 4/18/16	2,000,000	2,301,163

Series RB, 0.10%, 2/26/13‡	1,500,000	1,499,887

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$18,383,508

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 5.2%

0.38%, 3/16/15	4,000,000	4,005,972

0.38%, 12/21/15	3,000,000	2,993,899

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$6,999,871

HOUSING – 0.0%**

Federal Housing Administration, Project Pass-Through Certificate, 7.43%, 4/01/22††	32,815	32,897

U.S. Department of Housing and Urban Development, U.S. Government Guaranteed, Series 96-A, 7.66%, 8/01/15	3,455	3,456

TOTAL HOUSING		$36,353

SMALL BUSINESS ADMINISTRATION – 0.2%

Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-C, 6.70%, 3/01/16	28,471	30,183

Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-K, 6.95%, 11/01/16	186,083	201,401

Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-L, 6.70%, 12/01/16	85,162	90,644

Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1997-E, 7.30%, 5/01/17	4,713	5,076

Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1999-I, 7.30%, 9/01/19	8,846	9,675

TOTAL SMALL BUSINESS ADMINISTRATION		$336,979

STUDENT LOAN MARKETING ASSOCIATION – 3.2%

Sallie Mae, Inc., Sr. Unsecured, 2.77%, 10/03/22‡	5,595,000	4,294,196

TRANSPORTATION – 0.5%

Vessel Management Services, Inc., U.S. Government Guaranteed, 6.75%, 7/15/25	534,000	639,599

TOTAL GOVERNMENT AGENCIES (COST $37,808,053)		$40,142,021

MORTGAGE-BACKED SECURITIES – 14.8%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.9%

Pool 287773, 7.50%, 3/01/17	863	911

Description	Par Value	Value

Pool 538733, 9.00%, 9/01/19	$ 306	$352

Pool A18401, 6.00%, 2/01/34	1,092,438	1,206,827

Pool C78010, 5.50%, 4/01/33	1,582,939	1,727,835

Pool C80328, 7.50%, 7/01/25	52,760	60,653

Pool E00540, 6.00%, 3/01/13	4,122	4,137

Pool G01425, 7.50%, 5/01/32	119,137	137,670

Pool G01831, 6.00%, 5/01/35	354,068	391,143

Pool G12709, 5.00%, 7/01/22	321,359	344,898

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,874,426

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 11.4%

Pool 202957, 8.00%, 8/01/21	4,443	4,450

Pool 252439, 6.50%, 5/01/29	53,759	60,318

Pool 255933, 5.50%, 11/01/35	405,018	440,844

Pool 323419, 6.00%, 12/01/28	94,646	104,441

Pool 334593, 7.00%, 5/01/24	89,236	101,495

Pool 39862, 9.75%, 9/01/17	6,878	7,852

Pool 436746, 6.50%, 8/01/28	69,174	77,146

Pool 440401, 6.50%, 8/01/28	223,027	249,682

Pool 485678, 6.50%, 3/01/29	114,048	127,678

Pool 494375, 6.50%, 4/01/29	29,360	32,942

Pool 545051, 6.00%, 9/01/29	179,485	197,948

Pool 604867, 7.00%, 1/01/25	13,645	14,240

Pool 625596, 7.00%, 2/01/32	17,482	19,989

Pool 725418, 6.50%, 5/01/34	278,112	312,219

Pool 763704, 5.00%, 4/01/34	625,606	680,444

Pool 833143, 5.50%, 9/01/35	1,634,096	1,789,618

Pool 843323, 5.50%, 10/01/35	180,443	196,404

Pool AB1796, 3.50%, 11/01/40	694,129	731,807

Pool AB3417, 4.00%, 8/01/41	1,542,757	1,645,425

Pool AE2520, 3.00%, 1/01/26	615,965	649,896

Pool MA0921, 3.00%, 12/01/21	7,567,241	7,953,346

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$15,398,184

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.5%

Pool 1061, 9.00%, 4/20/23	18,458	21,598

Pool 1886, 9.00%, 10/20/24	1,605	1,868

Pool 188603, 9.00%, 11/15/16	6,557	7,531

Pool 208196, 9.00%, 2/15/17	10,023	11,562

Pool 306066, 8.50%, 7/15/21	5,642	6,553

Pool 307983, 8.50%, 7/15/21	18,375	21,423

Pool 341948, 8.50%, 1/15/23	12,218	13,985

Pool 346572, 7.00%, 5/15/23	13,397	15,330

Pool 484269, 7.00%, 9/15/28	49,316	57,069

Pool 581522, 6.00%, 5/15/33	248,378	282,685

Pool 592505, 6.00%, 4/15/33	211,539	239,436

(Wilmington Short Duration Government Bond Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         129

Wilmington Short Duration Government Bond Fund (continued)

Description	Par Value	Value

Pool 780440, 8.50%, 11/15/17	$1,872	$2,134

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA)		$681,174

TOTAL MORTGAGE-BACKED SECURITIES
(COST $19,100,214)		$19,953,784

MUNICIPAL BONDS – 0.3%

DEVELOPMENT – 0.1%

Miami FL, Rent Revenue, Series 1998
(Lease payments guaranteed by U.S.
Government),
8.65%, 7/01/19	130,000	165,334

FACILITIES – 0.2%

Tacoma City, WA, Lease Revenue Bonds,
(Lease payments guaranteed by U.S.
Government),
8.20%, 9/15/13	205,000	208,788

TOTAL MUNICIPAL BONDS
(COST $351,673)		$374,122

U.S. TREASURY – 21.6%

U.S. TREASURY INFLATION INDEXED NOTES – 2.9%

1.13%, 1/15/21	1,100,000	1,355,281

2.00%, 1/15/14	2,000,000	2,581,986

TOTAL U.S. TREASURY INFLATION INDEXED NOTES		$3,937,267

Description	Par Value	Value

U.S. TREASURY NOTES – 18.7%

0.25%, 10/31/13	$2,300,000	$2,301,882

0.25%, 4/30/14	9,000,000	9,007,029

0.50%, 10/15/13	6,700,000	6,716,985

3.13%, 8/31/13	7,000,000	7,120,517

TOTAL U.S. TREASURY NOTES		$25,146,413

TOTAL U.S. TREASURY
(COST $28,748,487)		$29,083,680

REPURCHASE AGREEMENT – 3.9%

Credit Suisse First Boston LLC, 0.13%, dated 1/31/13, due 2/01/13, repurchase price $5,300,420, collateralized by a U.S.
Treasury Security 0.25%, maturing
02/28/14; total market value of $5,409,702	5,300,401	5,300,401

TOTAL REPURCHASE AGREEMENT
(COST $5,300,401)		$5,300,401

TOTAL INVESTMENTS – 99.8%
(COST $131,136,960)		$134,609,602

OTHER ASSETS LESS LIABILITIES – 0.2%		304,854

TOTAL NET ASSETS – 100.0%		$134,914,456

Cost of investments for Federal income tax purposes is $131,181,267. The net unrealized appreciation/(depreciation) of investments was $3,428,335. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,110,875 and net unrealized depreciation from investments for those securities having an excess of cost over value of $682,540.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Collateralized Mortgage Obligations	$ —	$39,232,070	$ —	$39,232,070
Corporate Bond	—	523,524	—	523,524
Government Agencies	—	40,109,124	32,897	40,142,021
Mortgage-Backed Securities	—	19,953,784	—	19,953,784
Municipal Bonds	—	374,122	—	374,122
U.S. Treasury	—	29,083,680	—	29,083,680
Repurchase Agreement	—	5,300,401	—	5,300,401
Total	$ —	$134,576,705	$32,897	$134,609,602

The security in Level 3 in the table above was considered a Level 3 security because it was fair valued under procedures adopted by the Board of Trustees at January 31, 2013. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news. There were no changes in the valuation techniques used since the April 30, 2012 annual report for this security.

The following table summarizes the valuation techniques used and unobservable inputs developed to determine the fair value of Level 3 investments:

(Wilmington Short Duration Government Bond Fund continued next page)

January 31, 2013 (unaudited)

130     PORTFOLIOS OF INVESTMENTS

Wilmington Short Duration Government Bond Fund (continued)

	Fair Value at January 31, 2013	Valuation Technique	Unobservable Input	Value of Unobservable Input
Investment in Securities:
Government Agencies	$32,897	Broker quoted price	Broker estimated value	$1.00

The significant unobservable inputs used in the fair value measurement of the Fund’s government agency securities are broker estimated value. Significant increases (decreases) in the broker estimated value in isolation would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments In Securities
Balance as of 4/30/2012	$34,986
Realized gain (loss)	297
Change in unrealized appreciation (depreciation)	139
Purchases	—
Sales	(2,525)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 1/31/2013	$32,897
Net change in unrealized appreciation/(depreciation) for investments still held as of 1/31/2013	$ 139

See Notes to Portfolios of Investments - Wilmington Funds

January 31, 2013 (unaudited)

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 96.9%

ALABAMA – 0.4%

MEDICAL – 0.4%

University of Alabama, Hospital Revenue, Refunding Bonds, (Series A), 5.75%, 9/01/22	$1,000,000	$1,170,920

TOTAL ALABAMA		$1,170,920

ARIZONA – 2.1%

DEDICATED TAX – 0.4%

Mesa, AZ, Highway Revenue Bonds, (Series A), 5.00%, 7/01/19	1,000,000	1,103,370

LEASE – 0.4%

Tucson, AZ, Certificate Participation Bonds, (Series A), (National Reinsurance), 5.00%, 7/01/21	1,000,000	1,127,580

WATER & SEWER – 1.3%

Arizona State, Water Infrastructure Finance Authority, Revenue Bonds, (Series A), 5.00%, 10/01/23	3,000,000	3,560,070

TOTAL ARIZONA		$5,791,020

CALIFORNIA – 6.7%

LEASE – 1.7%

Sacramento, CA, City Financing Authority, Refunding Revenue Bonds, (Series B), 5.40%, 11/01/20	4,000,000	4,617,680

MEDICAL – 1.1%

California State, Health Facilities Financing Authority, Revenue Bonds, (Series H), (Catholic Healthcare West, OBG), 5.13%, 7/01/22	685,000	752,294

California State, Statewide Communities Development Authority, Revenue Bonds, (Series E-1), 5.00%, 5/01/17	2,000,000	2,314,660

TOTAL MEDICAL		$3,066,954

POWER – 1.9%

Southern California Public Power Authority, Refunding Revenue Bonds, (Series A), 5.00%, 7/01/17	4,500,000	5,269,365

WATER & SEWER – 2.0%

Orange County Sanitation District, Refunding Revenue Bonds, (Series B), 5.00%, 2/01/21	3,000,000	3,802,470

Description	Par Value	Value

San Diego County Water Authority, CA, Refunding Revenue Bonds, (Series A), 5.00%, 5/01/23	$1,240,000	$1,518,306

TOTAL WATER & SEWER		$5,320,776

TOTAL CALIFORNIA		$18,274,775

COLORADO – 2.9%

AIRPORT – 0.9%

Denver County, CO, Airport System Revenue, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/25	2,000,000	2,447,080

DEDICATED TAX – 0.4%

Grand Junction, CO, Refunding Revenue Bonds, 5.00%, 3/01/16	1,000,000	1,131,650

WATER & SEWER – 1.6%

Colorado State, Water Resources & Power Development Authority, Refunding Revenue Bonds, (Series A), 5.00%, 9/01/22	3,910,000	4,183,974

TOTAL COLORADO		$7,762,704

DISTRICT OF COLUMBIA – 0.9%

LEASE – 0.9%

District of Columbia, Refunding Revenue Bonds, (Series B), 5.00%, 12/01/27	2,000,000	2,469,980

TOTAL DISTRICT OF COLUMBIA		$2,469,980

FLORIDA – 1.2%

LEASE – 1.2%

City of Jacksonville, FL, Refunding Revenue Bonds, (Series C), 5.00%, 10/01/26	2,640,000	3,180,408

TOTAL FLORIDA		$3,180,408

GEORGIA – 1.7%

GENERAL OBLIGATION – 0.9%

Georgia State, GO Unlimited, Refunding Revenue Bonds, (Series C), 5.00%, 7/01/21	2,000,000	2,335,920

HIGHER EDUCATION – 0.8%

Fulton County Development Authority, GA, Refunding Revenue Bonds, (Series A), (Georgia Technology Foundation Inc., OBG), 5.25%, 11/01/24	1,750,000	2,321,935

TOTAL GEORGIA		$4,657,855

ILLINOIS – 3.0%

DEDICATED TAX – 1.7%

Illinois State, Sales Tax Revenue Bonds, 5.00%, 6/15/19	1,195,000	1,268,409

(Wilmington Municipal Bond Fund continued next page)

January 31, 2013 (unaudited)

132         PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Illinois State, Sales Tax Revenue Bonds, (National Reinsurance FGIC), 6.00%, 6/15/26	$2,500,000	$3,465,125

TOTAL DEDICATED TAX		$4,733,534

SCHOOL DISTRICT – 1.3%

Chicago Board of Education, IL, GO Unlimited Bonds, (Series D), (AGM), 5.00%, 12/01/21	3,000,000	3,420,750

TOTAL ILLINOIS		$8,154,284

INDIANA – 0.8%

MEDICAL – 0.8%

Indiana State, Finance Authority Health System, Refunding Revenue Bonds, (Series C), (Franciscan Alliance Inc., OBG), 5.00%, 11/01/21	2,000,000	2,291,780

TOTAL INDIANA		$2,291,780

LOUISIANA – 0.4%

HIGHER EDUCATION – 0.4%

Louisiana State, Public Facilities Authority, Revenue Bonds, (Loyola University, OBG), 5.00%, 10/01/19	1,000,000	1,200,020

TOTAL LOUISIANA		$1,200,020

MARYLAND – 1.9%

GENERAL OBLIGATION – 0.5%

County of Montgomery, MD, GO Unlimited Bonds, (Series A), 5.00%, 7/01/21	1,100,000	1,402,841

LEASE – 0.9%

Baltimore County, MD, Revenue Bonds, 5.00%, 10/01/21	2,000,000	2,486,540

TRANSPORTATION – 0.5%

Maryland State Department of Transportation, Refunding Revenue Bonds, 5.00%, 5/01/17	1,000,000	1,180,890

TOTAL MARYLAND		$5,070,271

MASSACHUSETTS – 2.7%

DEDICATED TAX – 1.4%

Massachusetts Bay, MA, Transportation Authority, Sales Tax Refunding Revenue Bonds, (Series C), 5.50%, 7/01/23	2,000,000	2,621,180

School Building Authority, MA, Sales Tax Revenue, Refunding Revenue Bonds, (Series B), 5.00%, 8/15/19	1,000,000	1,234,460

TOTAL DEDICATED TAX		$3,855,640

LEASE – 0.2%

Massachusetts State, Development Finance Agency, Lease Revenue Bonds, (Visual & Performing Arts Project), 6.00%, 8/01/16	310,000	361,758

Description	Par Value	Value

WATER & SEWER – 1.1%

Massachusetts State, Water Resources Authority, Revenue Bonds, (Series B), (AGM), 5.25%, 8/01/27	$2,325,000	$3,066,001

TOTAL MASSACHUSETTS		$7,283,399

MICHIGAN – 2.8%

LEASE – 1.1%

Michigan State, Finance Authority, Refunding Revenue Bonds, (Series A), 5.00%, 7/01/18	2,500,000	3,039,950

SCHOOL DISTRICT – 1.7%

Ann Arbor School District, MI, GO Unlimited, Refunding Revenue Bonds, (Q-SBLF), 5.00%, 5/01/17	1,000,000	1,169,890

Dexter Community Schools, MI, GO Unlimited, Refunding Revenue Bonds, (Q-SBLF), 5.00%, 5/01/15	1,000,000	1,093,670

Lansing School District, MI, GO Unlimited, Refunding Revenue Bonds, (Q-SBLF), 4.00%, 5/01/16	2,000,000	2,186,520

TOTAL SCHOOL DISTRICT		$4,450,080

TOTAL MICHIGAN		$7,490,030

NEVADA – 2.5%

DEDICATED TAX – 0.9%

Clark County, NV, Highway Improvement, Motor Vehicle Fuel Tax, Refunding Revenue Bonds, 5.00%, 7/01/18	2,000,000	2,393,340

GENERAL OBLIGATIONS – 1.2%

Clark County, NV, GO Limited Bonds, (AMBAC), 5.00%, 11/01/25	1,000,000	1,128,080

Las Vegas Valley, NV, Water District, GO Limited Bonds, (Series A), (AGM), 5.00%, 6/01/20	2,000,000	2,269,360

TOTAL GENERAL OBLIGATIONS		$3,397,440

SCHOOL DISTRICT – 0.4%

Washoe County, NV, School District, GO Limited, Refunding Revenue Bonds, (Series A), 4.00%, 6/01/18	1,000,000	1,138,890

TOTAL NEVADA		$6,929,670

NEW JERSEY – 1.3%

LEASE – 1.3%

New Jersey Economic Development Authority, Revenue Bonds, (Series W), (School Facilities Construction), (AGM), 5.00%, 3/01/18	3,000,000	3,539,250

TOTAL NEW JERSEY		$3,539,250

NEW YORK – 7.7%

(Wilmington Municipal Bond Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         133

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

DEDICATED TAX – 2.7%

New York City, NY, Transitional Finance
Authority, Future Tax Secured Revenue,
Refunding Revenue Bonds, (Subseries E),
5.00%, 11/01/22	$4,125,000	$5,102,749

New York State Dormitory Authority, State
Personal Income Tax Revenue Bonds,
(Series B), (AMBAC), 5.50%, 3/15/25	1,750,000	2,313,080

TOTAL DEDICATED TAX		$7,415,829

GENERAL OBLIGATIONS – 3.0%

New York City, NY, GO Unlimited Bonds,
(Series D), 5.00%, 8/01/19	5,000,000	6,129,600

New York City, NY, GO Unlimited Bonds,
(Series D1), 5.00%, 12/01/21	1,000,000	1,182,810

New York City, NY, GO Unlimited Bonds,
(Series E-1), 6.00%, 10/15/23	750,000	939,097

TOTAL GENERAL OBLIGATIONS		$8,251,507

LEASE – 2.0%

Erie County, NY, IDA, School Facility,
Refunding Revenue Bonds, (State Aid
Withholding), 5.00%, 5/01/18	1,000,000	1,187,270

New York Local Government Assistance
Corp., Refunding Revenue Bonds, (Series A),
(GO OF CORP), 5.00%, 4/01/19	1,500,000	1,850,355

New York State Environmental Facilities
Corp., Personal Income Tax, Revenue Bonds,
(Series A), 5.00%, 12/15/21	2,000,000	2,251,920

TOTAL LEASE		$5,289,545

TOTAL NEW YORK		$20,956,881

NORTH CAROLINA – 1.0%

GENERAL OBLIGATION – 0.4%

City of Charlotte, NC, GO Unlimited,
Refunding Revenue Bonds, (Series A),
5.00%, 7/01/22	1,000,000	1,286,520

WATER & SEWER – 0.6%

Charlotte, NC, Water & Sewer System,
Refunding Revenue Bonds,
5.00%, 12/01/19	1,250,000	1,563,137

TOTAL NORTH CAROLINA		$2,849,657

OHIO – 3.1%

DEDICATED TAX – 0.6%

Hamilton County, OH, Sales Tax Revenue
Bonds, (Series A), (AMBAC),
5.00%, 12/01/17	1,500,000	1,731,930

GENERAL OBLIGATIONS – 1.4%

Akron, OH, GO Limited, (AMBAC),
5.00%, 12/01/24	1,275,000	1,414,498

Akron-Summit County, OH, Public Library,
GO Unlimited, Refunding Revenue Bonds,
5.00%, 12/01/20	1,960,000	2,409,369

TOTAL GENERAL OBLIGATIONS		$3,823,867

Description	Par Value	Value

WATER & SEWER – 1.1%

Ohio State, Water Development Authority,
Refunding Revenue Bonds, (Series C),
(Water Pollution Center), 5.00%, 12/01/20	$2,275,000	$2,862,701

TOTAL OHIO		$8,418,498

PENNSYLVANIA – 32.1%

DEDICATED TAX – 0.5%

Pittsburgh & Allegheny County, PA, Sports &
Exhibition Authority, Regional Asset District,
Sales Tax Refunding Revenue Bonds, (AGM),
5.00%, 2/01/23	1,250,000	1,451,288

GENERAL OBLIGATIONS – 3.7%

Commonwealth of Pennsylvania, GO
Unlimited, Refunding Revenue Bonds,
5.00%, 7/01/18	2,500,000	3,029,625

Northampton County, PA, GO Unlimited,
Refunding Revenue Bonds, (Series B),
5.00%, 10/01/24	2,000,000	2,482,640

Philadelphia, PA, GO Unlimited Bonds,
(CIFG), 5.00%, 8/01/23	1,000,000	1,057,660

Philadelphia, PA, GO Unlimited, Refunding
Revenue Bonds, (Series A)

5.00%, 9/15/19	1,000,000	1,186,480

5.00%, 9/15/21	2,040,000	2,424,601

TOTAL GENERAL OBLIGATIONS		$10,181,006

HIGHER EDUCATION – 8.3%

Huntingdon County, PA, General Authority
Refunding Revenue Bonds, (Series A),
(Juniata College), 5.00%, 5/01/27	1,765,000	1,988,555

Lancaster, PA, Higher Education Authority,
College Revenue, Refunding Bonds,
(Franklin & Marshall College),
5.00%, 4/15/18	2,350,000	2,617,853

Montgomery County, PA, Higher Education &
Health Authority Hospital, (Series FF1),
(Dickinson College)/(CIFG INS)

5.00%, 5/01/19	1,420,000	1,599,658

5.00%, 5/01/20	1,490,000	1,678,515

Pennsylvania State Higher Education
Facilities Authority, (Series EE 1), (York
College of PA)/(XLCA), 5.00%, 11/01/18	1,020,000	1,106,333

Pennsylvania State Higher Educational
Facilities Authority, Refunding Revenue
Bonds, (Drexel University, OBG),
5.00%, 5/01/18	1,000,000	1,180,590

Pennsylvania State Higher Educational
Revenue, (National Reinsurance
FGIC)/(Drexel University), 5.00%, 5/01/27	1,250,000	1,393,363

(Wilmington Municipal Bond Fund continued next page)

January 31, 2013 (unaudited)

134         PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Pennsylvania State, Higher Educational Facilities Authority, Refunding Revenue Bonds, (Bryn Mawr College), 5.00%, 12/01/17	$4,500,000	$5,369,490

Pennsylvania State, Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Ursinus College, OBG)

5.00%, 1/01/23	1,620,000	1,895,335

5.00%, 1/01/25	1,000,000	1,144,910

State Public School Building Authority, PA, College Revenue Bonds, (Harrisburg Area Community College, OBG), 5.00%, 10/01/19	2,150,000	2,480,971

TOTAL HIGHER EDUCATION		$22,455,573

LEASE – 2.5%

Berks County, PA, Vocational Technical School Authority, Refunding Revenue Bonds, (National-Reinsurance), 5.00%, 6/01/14	1,655,000	1,741,739

Philadelphia Redevelopment Authority, PA, Transportation Initiative, Refunding Revenue Bonds, 5.00%, 4/15/24	3,000,000	3,490,380

Philadelphia, PA, Redevelopment Authority, (Series C), (National Reinsurance FGIC), 5.00%, 4/15/27	1,500,000	1,553,070

TOTAL LEASE		$6,785,189

MEDICAL – 4.3%

Allegheny County, PA, Hospital Development Authority, Revenue Bonds, (Series A), (UPMC, OBG), 5.00%, 10/15/22	1,430,000	1,755,439

Central Bradford Progress Authority, PA, Refunding Revenue Bonds, (Guthrie Healthcare System, OBG), 5.00%, 12/01/26	2,000,000	2,319,240

Lancaster County, PA, Hospital Authority, (Series B), (Lancaster General Hospital), 5.00%, 3/15/23	1,770,000	1,992,153

Lancaster County, PA, Hospital Authority, Refunding Revenue Bonds, (Series B), (Lancaster General Hospital, OBG), 5.00%, 3/15/19	1,485,000	1,677,694

Pennsylvania State Higher Educational Facilities Authority, Revenue Bonds, (Series A), (University of Pennsylvania Health System, OBG), 5.00%, 8/15/24	2,000,000	2,410,500

Pennsylvania State, Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (University of Pennsylvania Health System, OBG), 5.00%, 8/15/18	1,200,000	1,423,332

TOTAL MEDICAL		$11,578,358

PRE-REFUNDED/ESCROW – 3.8%

Bucks County, PA, IDA, Refunding Revenue Bonds, ETM, (Series A), (Senior Lifestyles, Inc., OBG), 10.00%, 5/15/19	4,775,000	7,335,641

Pennsylvania Convention Center Authority, Revenue Bonds, ETM, (Series A), (FGIC INS), 6.00%, 9/01/19	2,410,000	3,090,006

TOTAL PRE-REFUNDED/ESCROW		$10,425,647

Description	Par Value	Value

SCHOOL DISTRICT – 4.9%

Eastern York, PA, School District, GO Unlimited Bonds, (Series A), (FSA State Aid Withholding), 5.00%, 9/01/24	$1,200,000	$1,355,940

Hamburg, PA, Area School District, GO Unlimited, Refunding Revenue Notes, (Series A), (AGM State Aid Withholding), 5.50%, 4/01/24	2,405,000	2,930,036

Hempfield, PA, Area School District, Westmoreland County, GO Limited Bonds, (AGM State Aid Withholding), 5.25%, 3/15/25	1,000,000	1,190,380

Mifflin County, PA, School District, GO Unlimited, (National-IBC XLCA State Aid Withholding), 7.50%, 9/01/26	2,000,000	2,458,220

Philadelphia, PA, School District, GO Unlimited, (Series D), (FSA State Aid Withholding), 5.50%, 6/01/17	1,300,000	1,514,253

Pittsburgh Public Schools, PA, GO Unlimited, Refunding Revenue Bonds, (Series A), (State Aid Withholding), 5.00%, 9/01/16	1,500,000	1,707,930

Pittsburgh School District, PA, GO Unlimited Bonds, (Series A), (AGM State Aid Withholding), 5.00%, 9/01/21	1,775,000	2,133,390

TOTAL SCHOOL DISTRICT		$13,290,149

TRANSPORTATION – 3.3%

Allegheny County Port Authority, PA, Special Refunding Revenue Bonds, 5.00%, 3/01/16	1,000,000	1,116,030

Delaware River Joint Toll Bridge Commission, PA, Refunding Revenue Bonds, 5.25%, 7/01/18	1,500,000	1,531,050

Delaware River Joint Toll Bridge Commission, PA, Refunding Revenue Bonds, (Series A), 5.00%, 7/01/26	1,000,000	1,191,930

Pennsylvania State Turnpike Commission, Refunding Revenue Bonds, (Series B), 5.00%, 12/01/21	1,400,000	1,653,736

Pittsburgh, PA, Public Parking Authority, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC), 5.00%, 12/01/20	2,565,000	2,701,381

Southeastern Pennsylvania Transportation Authority, Refunding Revenue Bonds, 5.00%, 3/01/28	650,000	744,660

TOTAL TRANSPORTATION		$8,938,787

WATER & SEWER – 0.8%

Erie Sewer Authority, PA, Revenue Bonds, 4.63%, 12/01/24	2,000,000	2,189,160

TOTAL PENNSYLVANIA		$87,295,157

TENNESSEE – 1.2%

GENERAL OBLIGATION – 0.7%

Metropolitan Government of Nashville & Davidson County, TN, GO Unlimited, Refunding Revenue Bonds, 5.00%, 7/01/17	1,610,000	1,910,941

(Wilmington Municipal Bond Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         135

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

HIGHER EDUCATION – 0.5%

Tennessee State, School Bond Authority,
Higher Educational Facilities, Refunding
Revenue Bonds, (Series A), 5.00%, 5/01/19	$1,035,000	$1,259,429

TOTAL TENNESSEE		$3,170,370

TEXAS – 8.6%

HIGHER EDUCATION – 2.8%

Harris County, TX, Cultural Education
Facilities Finance Corp., Refunding Revenue
Bonds, (Series A), (Baylor College of
Medicine, OBG), 5.00%, 11/15/19	3,105,000	3,669,706

Texas State A&M University, Permanent
University Fund, Refunding Revenue Bonds,
(Series A), 5.00%, 7/01/24	3,000,000	3,757,230

TOTAL HIGHER EDUCATION		$7,426,936

MEDICAL – 2.5%

North Central Texas, Health Facility
Development Corp., Refunding Revenue
Bonds, (Children’s Medical Center, OBG),
5.00%, 8/15/18	1,000,000	1,186,170

Tarrant County, TX, Cultural Education
Facilities Finance Corp., Refunding Revenue
Bonds, (Series A), (Texas Health Resources,
OBG), 5.00%, 2/15/21	5,000,000	5,648,300

TOTAL MEDICAL		$6,834,470

SCHOOL DISTRICT – 3.3%

Lewisville, TX, Independent School District,
GO Unlimited Bonds, (PSF-GTD),
5.00%, 8/15/17	1,000,000	1,152,200

San Antonio Independent School District, TX,
GO Unlimited Bonds, (PSF-GTD),
5.00%, 8/15/21	5,000,000	5,559,150

Spring Independent School District, TX, GO
Unlimited Bonds, (Series A), (PSF-GTD),
5.00%, 8/15/16	2,000,000	2,309,200

TOTAL SCHOOL DISTRICT		$9,020,550

TOTAL TEXAS		$23,281,956

UTAH – 0.9%

MEDICAL – 0.9%

Utah County, UT, Hospital Revenue Bonds,
(IHC Health Services Inc., OBG)

5.00%, 5/15/25	1,025,000	1,219,535

5.00%, 5/15/26	1,000,000	1,184,840

TOTAL MEDICAL		$2,404,375

TOTAL UTAH		$2,404,375

VIRGINIA – 8.9%

GENERAL OBLIGATIONS – 3.1%

Alexandria, VA, GO Unlimited Bonds, (Series
B), (State Aid Withholding), 5.00%, 6/15/18	500,000	608,885

Description	Par Value	Value
Chesterfield County, VA, GO Unlimited,
Refunding Revenue Bonds, (Series B), (State
Aid Withholding), 5.00%, 1/01/24	$850,000	$1,063,205

Hampton, VA, GO Unlimited, Refunding
Revenue Bonds, (Series A), (State Aid
Withholding), 5.00%, 4/01/24	1,000,000	1,237,160

Henrico County, VA, GO Unlimited, Refunding
Bonds, 5.00%, 7/15/19	600,000	746,064

Leesburg, VA, GO Unlimited, Refunding
Revenue Bonds, (Series A), 5.00%, 1/15/24	500,000	607,065

Newport News, VA, GO Unlimited Bonds,
Refunding Notes, (Series 2007A),
5.00%, 3/01/19	100,000	117,531

Norfolk, VA, GO Unlimited, Revenue Bonds,
(Series C), 5.00%, 4/01/16	1,405,000	1,599,564

Poquoson, VA, GO Unlimited, Refunding
Revenue Bonds, 5.00%, 2/15/18	500,000	597,440

Prince William County, VA, GO Unlimited,
Refunding Revenue Bonds, (Series A),
5.00%, 8/01/27	620,000	825,592

Virginia Beach, Public Improvement, GO
Unlimited Bonds, (Series B), 5.00%, 5/01/20	400,000	459,324

Virginia Beach, VA, GO Unlimited, Refunding
Revenue Bonds, (Series B), (State Aid
Withholding), 5.00%, 4/01/24	500,000	619,990

TOTAL GENERAL OBLIGATIONS		$8,481,820

HIGHER EDUCATION – 2.9%

Virginia College Building Authority,
Educational Facilities, Refunding Revenue
Bonds, (Series B), (University of Richmond,
OBG), 5.00%, 3/01/21	250,000	313,388

Virginia College Building Authority,
Educational Facilities, Revenue Bonds,
(Series A), (Public Higher Education Funding
Program), 5.00%, 9/01/23	200,000	237,696

Virginia State, College Building Authority,
Educational Facilities Revenue Bonds,
(Series A), (Public Higher Education
Financing, OBG), 5.00%, 9/01/19	6,000,000	7,382,700

TOTAL HIGHER EDUCATION		$7,933,784

LEASE – 1.5%

Fairfax County, VA, EDA, Refunding Revenue
Bonds, (Series A), (Laurel Hill Public
Facilities Projects), 5.00%, 6/01/17	750,000	879,165

Frederick County, VA, IDA, Revenue Bonds,
(AMBAC INS), 5.00%, 12/01/14	455,000	490,399

Henrico County, VA, EDA, Refunding
Revenue Bonds, (Series B), 4.50%, 8/01/21	325,000	383,308

Virginia State, Public Building Authority,
Public Facility Revenue Bonds, (Series B)

5.00%, 8/01/16	135,000	155,228

5.00%, 8/01/23	500,000	568,825

Virginia State, Public School Authority,
Revenue Bonds, (Series B), (School
Financing-1997 Resolution)/(National-
Reinsurance), 5.00%, 8/01/26	400,000	460,420

(Wilmington Municipal Bond Fund continued next page)

January 31, 2013 (unaudited)

136         PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Virginia State, Resources Authority Infrastructure, Refunding Revenue Bonds, (Series A), (VA Pooled Funding Program), 5.00%, 11/01/17	$1,000,000	$1,195,410

TOTAL LEASE		$4,132,755

MEDICAL – 0.3%

Fairfax County, VA, IDA, Refunding Revenue Bonds, (Inova Health System), 5.25%, 8/15/19	500,000	578,060

Fairfax County, VA, IDA, Revenue Bonds, (Inova Health System), 5.00%, 8/15/23	250,000	309,680

TOTAL MEDICAL		$887,740

PRE-REFUNDED/ESCROW – 0.1%

Southeastern Public Service Authority, VA, Prerefunded Revenue Bonds, ETM, (AMBAC), 5.00%, 7/01/15	255,000	276,178

SCHOOL DISTRICT – 0.5%

Fauquier County, VA, GO Unlimited, Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 7/15/20	1,000,000	1,176,020

WATER & SEWER – 0.5%

Henrico County, VA, Water & Sewer Revenue, Refunding Bonds, 5.00%, 5/01/24	550,000	660,027

Upper Occoquan Sewage Authority, VA, (Series A), (National Reinsurance), 5.15%, 7/01/20	575,000	689,350

TOTAL WATER & SEWER		$1,349,377

TOTAL VIRGINIA		$24,237,674

WASHINGTON – 2.1%

Description	Par Value	Value

DEDICATED TAX – 1.1%

Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (National Reinsurance FGIC), 5.25%, 2/01/21	$2,300,000	$2,899,104

LEASE – 1.0%

Washington State, Economic Development Finance Authority, Lease Revenue Bonds, (National Reinsurance)/(Washington Biomedical, OBG)

5.00%, 6/01/23	1,510,000	1,694,280

5.25%, 6/01/21	1,000,000	1,121,440

TOTAL LEASE		$2,815,720

TOTAL WASHINGTON		$5,714,824

TOTAL MUNICIPAL BONDS
(COST $249,426,900)		$263,595,758
	Number of Shares

MONEY MARKET FUND – 1.0%

Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%^	2,803,042	$2,803,042

TOTAL MONEY MARKET FUND
(COST $2,803,042)		$2,803,042

TOTAL INVESTMENTS – 97.9%
(COST $252,229,942)		$266,398,800

OTHER ASSETS LESS LIABILITIES – 2.1%		5,643,557

TOTAL NET ASSETS – 100.0%		$272,042,357

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/ (depreciation) of investments was $14,168,858. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $14,312,930 and net unrealized depreciation from investments for those securities having an excess of cost over value of $144,072.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Municipal Bonds	$—	$263,595,758	$—	$263,595,758

Money Market Fund	2,803,042	—	—	2,803,042

Total	$2,803,042	$263,595,758	$—	$266,398,800

See Notes to Portfolios of Investments - Wilmington Funds

January 31, 2013 (unaudited)

Wilmington Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 98.7%

MARYLAND – 96.9%

CONTINUING CARE – 1.2%

Baltimore County, MD, Revenue Bonds,
(Series A), (Oak Crest Village, Inc.),
5.00%, 1/01/22	$1,200,000	$1,273,668

GENERAL OBLIGATIONS – 34.8%

Anne Arundel County, MD, GO Limited
Bonds, General Improvements,
4.50%, 3/01/25	2,000,000	2,216,480

Anne Arundel County, MD, Refunding
Revenue Bonds, (National Business Park
Project)/(County Guaranty), 5.13%, 7/01/28	2,200,000	2,330,856

Baltimore County, MD, GO Unlimited,
Refunding Revenue Notes, 5.00%, 11/01/18	1,000,000	1,230,060

Cecil County, MD, GO Unlimited, Refunding
Revenue Bonds, 5.00%, 11/01/23	2,590,000	3,271,714

Cecil County, MD, GO Unlimited, Revenue
Bonds, (AGM), 4.00%, 12/01/16	1,000,000	1,127,510

Charles County, MD, GO Unlimited,
Refunding Revenue Bonds, 5.00%, 3/01/20	4,020,000	5,011,051

County of Montgomery, MD, GO Unlimited
Bonds, Refunding Bonds, (Series A),
5.00%, 7/01/21	2,000,000	2,550,620

Frederick County, MD, GO Unlimited Bonds,
5.25%, 11/01/19	1,500,000	1,888,965

Harford County, MD, Public Improvements,
GO Unlimited Bonds, 4.00%, 7/01/20	2,000,000	2,344,160

Howard County, MD, GO Unlimited Bonds,
(Series A), 4.00%, 2/15/24	1,475,000	1,649,935

Howard County, MD, GO Unlimited,
Refunding Bonds, (Series B),
5.00%, 8/15/18	2,500,000	3,056,675

Montgomery County, MD, GO Unlimited,
Refunding Notes, (Series A), 5.00%, 7/01/22	2,000,000	2,441,880

Montgomery County, MD, GO Unlimited,
Refunding Revenue Bonds, (Series A),
5.00%, 8/01/19	2,315,000	2,881,342

Prince Georges County, MD, GO Limited
Bonds, (Series A), 5.00%, 9/15/27	2,570,000	3,152,208

Queen Anne’s County, MD, (National
Reinsurance), 5.00%, 11/15/16	1,000,000	1,119,580

Washington Suburban Sanitation District,
MD, GO Unlimited Bonds, 6.00%, 6/01/18	1,000,000	1,267,310

TOTAL GENERAL OBLIGATIONS		$37,540,346

Description	Par Value	Value

HIGHER EDUCATION – 8.1%

Maryland State Health & Higher Educational
Facilities Authority, Refunding Revenue
Bonds, (Series A), (John Hopkins University,
OBG), 5.00%, 7/01/26	$3,000,000	$3,690,810

Maryland State Health & Higher Educational
Facilities Authority, Refunding Revenue
Bonds, (Series A), (Johns Hopkins University,
OBG), 5.00%, 7/01/24	2,000,000	2,483,520

Maryland State Health & Higher Educational
Facilities Authority, Revenue Bonds, (Series
2006), (Washington Christian Academy),
5.00%, 7/01/38†,≠	1,000,000	399,910

University System, MD, Auxiliary Facility &
Tuition Revenue Bonds, (Series A),
4.00%, 4/01/16	2,000,000	2,217,640

TOTAL HIGHER EDUCATION		$8,791,880

LEASE – 9.8%

County of Baltimore, MD, Public
Improvements, 5.00%, 10/01/22	1,200,000	1,496,676

Maryland Stadium Authority, MD, Refunding
Revenue Bonds

5.00%, 6/15/17	1,055,000	1,240,079

5.00%, 6/15/19	1,160,000	1,417,033

Maryland State Economic Development
Corp., Lease Refunding Revenue Bonds,
(Dept. Transaction Headquarters),
4.00%, 6/01/21	2,570,000	3,005,024

Maryland State Economic Development
Corp., Lease Revenue Bonds,
5.00%, 6/01/19	1,000,000	1,218,720

Prince Georges County, MD, Certificate
Participation, 4.00%, 10/15/15	2,000,000	2,184,080

TOTAL LEASE		$10,561,612

MEDICAL – 13.5%

Maryland State Health & Higher Educational
Facilities Authority, (Series A), (Suburban
Hospital), 5.50%, 7/01/16	600,000	633,120

Maryland State Health & Higher Educational
Facilities Authority, (Series B), (University of
Maryland Medical System)/(AMBAC INS),
5.00%, 7/01/15	1,740,000	1,771,320

Maryland State Health & Higher Educational
Facilities Authority, Refunding Revenue
Bonds, 5.00%, 7/01/27	500,000	583,505

(Wilmington Maryland Municipal Bond Fund continued next page)

January 31, 2013 (unaudited)

138         PORTFOLIOS OF INVESTMENTS

Wilmington Maryland Municipal Bond Fund (continued)

Description	Par Value	Value
Maryland State Health & Higher Educational
Facilities Authority, Refunding Revenue
Bonds, (Series A), (Baltimore Medical
Center), 5.00%, 7/01/25	$1,015,000	$1,201,922

Maryland State Health & Higher Educational
Facilities Authority, Refunding Revenue
Bonds, (Series C), (Upper Chesapeake
Medical Center), 5.50%, 1/01/28	2,500,000	2,789,100

Maryland State Health & Higher Educational
Facilities Authority, Revenue Bonds, (Johns
Hopkins Health System, OBG)

5.00%, 7/01/19	1,000,000	1,221,550

5.00%, 7/01/22	1,000,000	1,246,110

Maryland State Health & Higher Educational
Facilities Authority, Revenue Bonds,
(Peninsula Regional Medical Center)

5.00%, 7/01/17	1,745,000	1,934,106

5.00%, 7/01/26	1,000,000	1,098,970

Maryland State Health & Higher Educational
Facilities Authority, Revenue Bonds, (Series
A), (Western Maryland Health
System)/(National Reinsurance FHA 242),
4.00%, 1/01/18	1,935,000	2,070,450

TOTAL MEDICAL		$14,550,153

PRE-REFUNDED/ESCROW – 7.4%

Baltimore City, MD, Wastewater Project
Revenue Bonds, (Series B), (National
Reinsurance)/(PRF 7/01/15 @ 100),
5.00%, 7/01/22	1,290,000	1,433,396

Baltimore City, MD, Water Projects Revenue
Bonds, ETM, (Series A), (FGIC INS),
5.38%, 7/01/15	775,000	829,010

Maryland State Health & Higher Educational
Facilities Authority, ETM, (AMBAC INS)/(Helix
Health Systems, Inc.), 5.00%, 7/01/27	3,630,000	4,588,647

Montgomery County, MD, GO Unlimited
Bonds, (Series A), (PRF 5/1/17 @ 100),
5.00%, 5/01/19	1,000,000	1,184,310

TOTAL PRE-REFUNDED/ESCROW		$8,035,363

TRANSPORTATION – 20.8%

Baltimore City, MD, Refunding Revenue
Bonds, (Series A), (National Reinsurance
FGIC), 5.25%, 7/01/17	1,000,000	1,112,390

Maryland State Department of
Transportation, Refunding Revenue Bonds

5.00%, 5/01/17	2,000,000	2,361,780

5.00%, 5/01/18	825,000	998,959

Maryland State Department of
Transportation, Revenue Bonds
5.00%, 2/15/17	1,740,000	2,041,246

Description	Par Value	Value
5.50%, 2/01/16	$1,000,000	$1,148,240

Maryland State Department of
Transportation, County Transportation,
Revenue Bonds, 5.50%, 2/01/17	1,785,000	2,126,667

Maryland State Transportation Authority,
Facilities Project Revenue, Refunding Bonds,
5.00%, 7/01/18	2,500,000	3,031,100

Maryland State Transportation Authority,
Grant & Revenue Anticipation, Revenue
Bonds, 5.25%, 3/01/18	3,520,000	4,274,617

Montgomery County, MD, Parking System
Revenue, Refunding Revenue Bonds

4.00%, 6/01/15	1,385,000	1,495,855

4.00%, 6/01/16	1,440,000	1,595,938

5.00%, 6/01/21	1,820,000	2,281,097

TOTAL TRANSPORTATION		$22,467,889

WATER & SEWER – 1.3%

Baltimore City, MD, Wastewater Project
Revenue Bonds, (Series A), 5.00%, 7/01/22	1,135,000	1,412,961

TOTAL MARYLAND		$104,633,872

PUERTO RICO – 1.8%

PRE-REFUNDED/ESCROW – 1.8%

Puerto Rico Public Finance Corp., (Series A),
(AMBAC INS), 5.38%, 6/01/19	1,500,000	1,888,620

TOTAL PUERTO RICO		$1,888,620

TOTAL MUNICIPAL BONDS
(COST $101,749,983)		$106,522,492

	Number of Shares
MONEY MARKET FUND – 0.5%

Dreyfus Tax Exempt Cash Management
Fund, Institutional Shares, 0.00%^	579,927	$579,927

TOTAL MONEY MARKET FUND
(COST $579,927)		$579,927

TOTAL INVESTMENTS – 99.2%
(COST $102,329,910)		$107,102,419

OTHER ASSETS LESS LIABILITIES – 0.8%		853,105

TOTAL NET ASSETS – 100.0%		$107,955,524

Cost of investments for Federal income tax purposes is $102,238,927. The net unrealized appreciation/(depreciation) of investments was $4,863,492. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $5,502,780 and net unrealized depreciation from investments for those securities having an excess of cost over value of $639,288.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

    Level 1 – quoted prices in active markets for identical securities

(Wilmington Maryland Municipal Bond Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         139

Wilmington Maryland Municipal Bond Fund (continued)

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$106,522,492	$—	$106,522,492
Money Market Fund	579,927	—	—	579,927

Total	$579,927	$106,522,492	$—	$107,102,419

See Notes to Portfolios of Investments - Wilmington Funds

January 31, 2013 (unaudited)

Wilmington New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 96.1%

NEW YORK – 96.1%

DEDICATED TAX – 8.3%

Metropolitan Transportation Authority, NY,
Dedicated Tax Fund, Refunding Revenue
Bonds, (Subseries B-2), 5.00%, 11/01/16	$1,000,000	$1,157,580

New York State Local Government
Assistance Corp., Refunding Revenue
Bonds, (Series A), (GO of Corp.),
5.00%, 4/01/20	3,000,000	3,752,040

New York State Thruway Authority, State
Personal Income Tax Revenue, (Series A)

5.00%, 3/15/27	1,000,000	1,173,920

5.25%, 3/15/23	2,500,000	2,950,925

TOTAL DEDICATED TAX		$9,034,465

GENERAL OBLIGATIONS – 14.8%

Arlington Central School District, NY, GO
Unlimited, Refunding Revenue Bonds, (State
Aid Withholding), 5.00%, 12/15/25	1,295,000	1,608,274

New York City, NY, GO Unlimited Bonds,
(Subseries G-1), 5.00%, 4/01/19	3,000,000	3,650,310

New York City, NY, GO Unlimited, Refunding
Revenue Bonds, (Series E), 5.00%, 8/01/17	1,215,000	1,435,037

New York State, GO Unlimited Bonds, (Series
E), 5.00%, 12/15/21	2,090,000	2,667,592

New York State Municipal Bond Bank
Agency, Recovery Act, Refunding Revenue
Bonds, (Subseries B1), (AGM GO of Bond
Bank), 5.00%, 4/15/21	3,000,000	3,530,790

Southampton Town, NY, Public
Improvement, GO Limited, Refunding
Revenue Bonds, 4.00%, 10/01/15	1,385,000	1,514,982

Westchester County, NY, GO Unlimited,
Refunding Revenue Bonds, (Series A),
5.00%, 10/15/17	1,425,000	1,710,770

TOTAL GENERAL OBLIGATIONS		$16,117,755

HIGHER EDUCATION – 2.5%

New York State Dormitory Authority,
Non-State Supported Debt, Refunding
Revenue Bonds, (Yeshiva University, OBG),
5.00%, 9/01/26	1,000,000	1,144,210

New York State Dormitory Authority, State
University Educational Facilities, Refunding
Revenue Bonds, (Series A), 7.50%, 5/15/13	1,500,000	1,531,425

TOTAL HIGHER EDUCATION		$2,675,635

Description	Par Value	Value

LEASE – 25.2%

Erie County, NY, IDA, School Facility Revenue
Bonds, (Series A), (School District Buffalo
Project)/(State Aid Withholding),
5.00%, 5/01/23	$3,000,000	$3,549,000

Erie County, NY, IDA, School Faculty Revenue
Bonds, (Series A), (AGM), 5.75%, 5/01/21	1,000,000	1,186,270

Erie County, NY, IDA, School Faculty
Revenue, Refunding Bonds, (State Aid
Withholding), 5.00%, 5/01/17	1,400,000	1,624,490

Monroe County, NY, IDA, Rochester School
Modernization Project, School Facility
Revenue Bonds, (Series A), 5.00%, 5/01/16	2,000,000	2,258,460

New York City, NY, Transitional Finance
Authority, Building Aid Revenue Bonds,
(Series S-5), (State Aid Withholding),
5.00%, 1/15/27	2,770,000	3,272,229

New York Municipal Bond Bank Agency, NY,
Special School Purpose, Refunding Revenue
Bonds, (State Aid Withholding),
5.00%, 12/01/16	1,000,000	1,156,670

New York State Dormitory Authority Lease
Revenue, Refunding Bonds, (Series A),
(Mental Health Services Facilities),
5.00%, 8/15/24	2,000,000	2,368,740

New York State Dormitory Authority, State
Supported Debt, Revenue Bonds, (AGM),
5.00%, 7/01/18	1,000,000	1,170,740

New York State Dormitory Authority, State
Supported Debt, Mental Health Services
Facilities, Revenue Bonds, (Series D),
(National-Reinsurance FGIC State
Appropriations), 5.00%, 2/15/23	2,000,000	2,166,400

New York State Local Government
Assistance Corp., Refunding Revenue
Bonds, (Series A), 5.00%, 4/01/16	2,000,000	2,290,900

New York State Urban Development Corp.,
Service Contract Obligation, Refunding
Revenue Bonds, (Series B), 5.25%, 1/01/23	5,500,000	6,483,730

TOTAL LEASE		$27,527,629

MEDICAL – 3.6%

Monroe County, NY, IDA, (Highland Hospital
Rochester Project), 5.00%, 8/01/22	1,000,000	1,070,880

New York State Dormitory Authority,
Non-State Supported Debt, Refunding
Revenue Bonds, (Series A), (North Shore
Long Island Jewish, OBG)

5.00%, 5/01/16	1,000,000	1,125,940

(Wilmington New York Municipal Bond Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         141

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

5.00%, 5/01/17	$1,300,000	$1,492,127

Tompkins, NY, Healthcare Corp., (FHA INS), 10.80%, 2/01/28	205,000	218,909

TOTAL MEDICAL		$3,907,856

NOT-FOR-PROFIT – 1.0%

New York City, NY, Trust for Cultural Resources, Refunding Revenue Bonds, (Series A), 5.00%, 4/01/15	1,000,000	1,099,590

PRE-REFUNDED/ESCROW – 4.3%

Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, ETM, (Series Y), (CAPMAC - ITC GO of Authority), 6.13%, 1/01/21	3,500,000	4,659,375

SCHOOL DISTRICT – 19.3%

Byram Hills Central School District, NY, Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 11/15/17	1,000,000	1,199,800

Greece, NY, Central School District, GO Unlimited, Refunding Revenue Bonds, (Series A), (State Aid Withholding), 5.00%, 6/15/18	1,000,000	1,188,120

New Rochelle City School District, NY, GO Limited, Refunding Revenue Bonds, (State Aid Withholding)

4.00%, 9/01/15	1,195,000	1,303,542

4.00%, 9/01/16	1,000,000	1,122,810

5.00%, 9/01/17	1,530,000	1,818,772

New York State Dormitory Authority, (Series F), (AGM State Aid Withholding), 5.00%, 10/01/27	1,720,000	2,043,274

New York State Dormitory Authority, Non-State Supported Debt, School District Board Funding Program, Refunding Revenue Bonds, (Series C), (State Aid Withholding)/(GO of Authority), 7.25%, 10/01/28	3,000,000	3,835,620

New York State Dormitory Authority, Non-State Supported Debt, School District Board Funding Program, Revenue Bonds, (Series B), (Assured Guaranty State Aid Withholding), 5.25%, 10/01/23	2,000,000	2,407,620

New York State Dormitory Authority, School Districts Financing Program, (Series D), (National Reinsurance State Aid Withholding), 5.50%, 10/01/17	30,000	30,110

New York State, Dormitory Authority Non-State Supported Debt, Revenue Bonds, (Series H), (School District Funding Program)/(AGM State Aid Withholding), 5.00%, 10/01/23	2,500,000	2,937,800

Pittsford Central School District, NY, GO Unlimited, Refunding Revenue Bonds, (Series B), (State Aid Withholding), 5.00%, 12/15/24	1,390,000	1,726,394

Description	Par Value	Value

Rye City School District, NY, GO Unlimited, Refunding Revenue Bonds, (State Aid Withholding), 4.00%, 8/15/15	$1,280,000	$1,398,502

TOTAL SCHOOL DISTRICT		$21,012,364

TRANSPORTATION – 4.9%

Metropolitan Transportation Authority, NY, Revenue Bonds, (Series B), 5.00%, 11/15/22	1,000,000	1,150,090

New York State Thruway Authority, Local Highway & Bridge, Refunding Revenue Bonds,

5.00%, 4/01/16	1,000,000	1,138,310

5.00%, 4/01/18	1,035,000	1,239,940

Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Series B), 5.00%, 11/15/28	1,500,000	1,848,645

TOTAL TRANSPORTATION		$5,376,985

WATER & SEWER – 12.2%

New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series BB), 5.00%, 6/15/27	5,000,000	6,000,050

New York State Environmental Facilities Corp., State Clean Water & Drinking, Refunding Revenue Bonds, (Subseries A), 5.00%, 6/15/24	2,500,000	3,126,625

New York State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, Pooled Financing Program, (Series B), 5.00%, 11/15/18	1,450,000	1,537,696

New York State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, Refunding Revenue Bonds, 5.00%, 6/15/17	1,020,000	1,210,903

New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue Bonds, (Series B), 5.00%, 8/15/16	1,235,000	1,434,428

TOTAL WATER & SEWER		$13,309,702

TOTAL NEW YORK		$104,721,356

TOTAL MUNICIPAL BONDS
(COST $98,439,412)		$104,721,356
	Number of Shares

MONEY MARKET FUND – 3.0%

Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%^	3,264,457	$3,264,457

TOTAL MONEY MARKET FUND
(COST $3,264,457)		$3,264,457

(Wilmington New York Municipal Bond Fund continued next page)

January 31, 2013 (unaudited)

142         PORTFOLIOS OF INVESTMENTS

Wilmington New York Municipal Bond Fund (continued)

Description	Value

TOTAL INVESTMENTS – 99.1%
(COST $101,703,869)	$107,985,813

OTHER ASSETS LESS LIABILITIES – 0.9%	1,023,058

TOTAL NET ASSETS – 100.0%	$109,008,871

Cost of investments for Federal income tax purposes is $101,638,338. The net unrealized appreciation/(depreciation) of investments was $6,347,475. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,399,373 and net unrealized depreciation from investments for those securities having an excess of cost over value of $51,898.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds	$—	$104,721,356	$—	$104,721,356

Money Market Fund	3,264,457	—	—	3,264,457

Total	$3,264,457	$104,721,356	$—	$107,985,813

See Notes to Portfolios of Investments - Wilmington Funds

January 31, 2013 (unaudited)

Wilmington Prime Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

Description	Par Value	Value

ASSET-BACKED COMMERCIAL PAPER – 8.0%®

Chariot Funding LLC

0.30%, 7/09/13•,Ω	$50,000,000	$49,934,167

0.32%, 5/16/13•,Ω	50,000,000	49,953,778

Metlife Short Term Funding LLC

0.16%, 4/30/13•,Ω	60,000,000	59,976,533

0.19%, 4/11/13•,Ω	40,000,000	39,985,433

Old Line Funding LLC,
0.31%, 4/08/13•,Ω	50,000,000	49,971,583

Straight-A Funding LLC

0.18%, 3/22/13•,Ω	25,009,000	25,002,873

0.19%, 3/11/13•,Ω	27,033,000	27,027,578

Thunder Bay Funding LLC,
0.20%, 4/05/13•,Ω	50,000,000	49,982,500

TOTAL ASSET-BACKED COMMERCIAL PAPER
(COST $351,834,445)		$351,834,445

CERTIFICATE OF DEPOSIT – 7.9%

Australia & New Zealand Banking Group
Ltd.,
0.20%, 3/12/13	50,000,000	50,000,000

Bank of Montreal, CHI,
0.22%, 2/14/13	100,000,000	100,000,000

Bank of Nova Scotia, HOU

0.22%, 3/11/13	50,000,000	50,000,000

0.23%, 7/16/13	50,000,000	50,000,000

Toronto Dominion Bank, NY,
0.21%, 2/11/13	100,000,000	100,000,000

TOTAL CERTIFICATE OF DEPOSIT
(COST $350,000,000)		$350,000,000

FINANCIAL COMPANY COMMERCIAL PAPER – 15.2%♦

American Honda Finance Corp.,
0.14%, 4/04/13	60,000,000	59,985,533

Australia & New Zealand Banking Group Ltd.,
0.20%, 3/12/13•,Ω	50,000,000	49,989,167

Caterpillar Financial Service Corp.,
0.19%, 2/15/13	75,000,000	74,994,458

Commonwealth Bank of Australia

0.20%, 4/04/13•,Ω	50,000,000	49,982,778

0.22%, 2/19/13•,Ω	43,500,000	43,495,324

JP Morgan Chase & Co.,
0.27%, 5/28/13	50,000,000	50,000,000

Description	Par Value	Value

National Australia Funding, Delaware Inc.,
0.22%, 2/06/13•,Ω	$100,000,000	$99,996,944

National Rural Utilities Cooperative Finance Corp.,
0.14%, 2/14/13	50,000,000	49,997,472

Pacific Life Insurance Co.,
0.13%, 2/04/13•,Ω	92,452,000	92,450,998

Toyota Motor Credit Corp.,
0.21%, 5/20/13	100,000,000	99,937,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(COST $670,829,674)		$670,829,674

MUNICIPAL COMMERCIAL PAPER – 5.8%♦

Alaska Housing Finance Corp.,
0.20%, 3/21/13	54,800,000	54,785,387

Anne Arundel County, MD, Consolidated
Water & Sewer Series, GO Bonds
Anticipation Notes, (Series 97-A),
0.18%, 2/04/13	30,000,000	30,000,000

Catholic Health Initiatives, CO,
(Series B), 0.20%, 3/01/13	60,000,000	59,990,667

Jacksonville Florida Electronic Authority
Revenue Bonds, (Series 01-C),
0.12%, 2/08/13	33,400,000	33,400,000

San Antonio, TX, Electric & Gas Systems,
(Series A),
0.18%, 3/05/13	24,405,000	24,405,000

University of California, Revenue,
0.15%, 3/06/13	22,000,000	21,996,975

University of Michigan, (Series E),
0.16%, 3/05/13	31,595,000	31,595,000

TOTAL MUNICIPAL COMMERCIAL PAPER
(COST $256,173,029)		$256,173,029

MUNICIPAL NOTES & BONDS – 7.8%

Geisinger Authority, PA, Revenue Bonds,
(Series B),
(Healthcare System, OBG), Daily VRDNs,
0.07%, 2/01/13	37,900,000	37,900,000

Gulf Coast, TX, Individual Development
Authority, Revenue Bonds,
(Exxon Mobil, OBG), Daily VRDNs,
0.09%, 2/01/13	26,580,000	26,580,000

Lower Neches Valley Authority Industrial
Development Corp., TX, Revenue Bonds,
(Exxon Mobil, OBG), Daily VRDNs,
0.08%, 2/01/13	51,850,000	51,850,000

(Wilmington Prime Money Market Fund continued next page)

January 31, 2013 (unaudited)

144         PORTFOLIOS OF INVESTMENTS

Wilmington Prime Money Market Fund (continued)

Description	Par Value	Value

Mississippi State, Business Finance
Commission Corp., Revenue Bonds, (Series
K),
(Chevron Corp., OBG), Daily VRDNs,
0.10%, 2/01/13	$38,300,000	$38,300,000

Mississippi State, Business Finance
Commission Gulf Opportunity, Revenue
Bonds, (Series E),
(Chevron Corp., OBG), Daily VRDNs,
0.11%, 2/01/13	44,930,000	44,930,000

New York City, NY, Municipal Water Finance
Authority, Water & Sewer System, Refunding
Revenue Bonds, (Series B-1),
Daily VRDNs, 0.10%, 2/01/13	24,000,000	24,000,000

Philadelphia, PA, Authority for Industrial
Development City Service Agreement,
Taxable Revenue Bonds,
0.50%, 4/01/13	20,000,000	20,000,000

US Bank N.A., Cincinnati, OH,
0.12%, 2/13/13	100,000,000	100,000,000

TOTAL MUNICIPAL NOTES & BONDS
(COST $343,560,000)		$343,560,000

OTHER COMMERCIAL PAPER – 28.0%®

ABB Treasury Center USA,
0.27%, 2/12/13•,Ω	48,200,000	48,196,013

BASF SE

0.08%, 2/04/13•,Ω	60,000,000	59,999,600

0.19%, 2/26/13•,Ω	40,000,000	39,994,722

BHP Billiton Finance USA Ltd.,
0.20%, 2/20/13•,Ω	85,000,000	84,991,028

BP Capital Markets PLC,
0.51%, 2/08/13•,Ω	25,000,000	25,000,000

Cargill Global Funding PLC,
0.12%, 2/13/13•,Ω	24,600,000	24,599,016

Coca-Cola Co., Inc.

0.24%, 3/08/13•,Ω	50,000,000	49,988,333

0.26%, 2/01/13•,Ω	50,000,000	50,000,000

CPPIB Capital, Inc.,
0.20%, 4/26/13•,Ω	100,000,000	99,953,334

General Electric Co.,
0.13%, 3/27/13	100,000,000	99,980,500

Glaxosmithkline Finance PLC,
0.16%, 2/20/13•,Ω	100,000,000	99,991,556

Medtronic Inc.,
0.19%, 4/11/13•,Ω	43,100,000	43,084,304

Motiva Enterprises LLC

0.13%, 2/01/13	24,000,000	24,000,000

0.13%, 2/04/13	31,000,000	30,999,664

0.15%, 2/11/13	20,000,000	19,999,167

0.15%, 2/15/13	25,000,000	24,998,542

Nestle Financial International Ltd.,
0.25%, 4/22/13	96,460,000	96,406,411

Description	Par Value	Value

Parker-Hannifin Corp.,
0.12%, 3/07/13•,Ω	$34,800,000	$34,796,056

Philip Morris International, Inc.

0.13%, 3/04/13•,Ω	47,800,000	47,794,649

0.14%, 2/20/13•,Ω	30,000,000	29,997,783

Sanofi,
0.16%, 3/28/13•,Ω	100,000,000	99,975,556

Siemens Capital Co., LLC,
0.13%, 3/18/13•,Ω	100,000,000	99,983,750

TOTAL OTHER COMMERCIAL PAPER
(COST $1,234,729,984)		$1,234,729,984

U.S. GOVERNMENT AGENCY & OBLIGATIONS – 13.0%

Federal Farm Credit Bank,
0.31%, 4/22/13Δ	50,000,000	50,020,935

Federal Home Loan Bank

0.11%, 9/04/13Δ	25,000,000	25,000,000

0.13%, 2/14/13	50,000,000	49,999,429

0.15%, 2/06/13	63,000,000	62,999,619

0.19%, 2/12/13	50,000,000	50,000,546

Federal Home Loan Mortgage Corporation

0.15%, 9/13/13Δ	75,000,000	74,992,618

0.16%, 6/17/13Δ	50,000,000	50,003,820

Federal National Mortgage Association,
0.18%, 11/08/13Δ	60,200,000	60,190,935

U.S. Treasury Notes

1.00%, 7/15/13	100,000,000	100,366,378

4.25%, 8/15/13	50,000,000	51,100,663

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS
(COST $574,674,943)		$574,674,943

REPURCHASE AGREEMENTS – 14.3%

Barclays Capital, Inc., 0.13%, dated 1/31/13, due 2/01/13, repurchase price $64,000,231, collateralized by a U.S. Treasury Security 0.25%, maturing 10/15/15; total market value of $65,280,031	64,000,000	64,000,000

Deutsche Bank Securities, Inc., 0.16%, dated 1/31/13, due 2/01/13, repurchase price $270,001,200, collateralized by U.S. Government Securities 0.40% to 1.71%, maturing 10/23/15 to 1/15/20; total market value of $275,400,883	270,000,000	270,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.13%, dated 1/31/13, due 2/01/13, repurchase price $300,001,083, collateralized by a U.S. Treasury Security, 1.875%, maturing 2/28/14; total market value of $306,000,040	300,000,000	300,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $634,000,000)		$634,000,000

(Wilmington Prime Money Market Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         145

Wilmington Prime Money Market Fund (continued)

Description	Value
TOTAL INVESTMENTS – 100.0%
(COST $4,415,802,075)	$4,415,802,075

OTHER ASSETS LESS LIABILITIES – 0.0%**	638,259

TOTAL NET ASSETS – 100.0%	$4,416,440,334

Costs of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Asset-Backed Commercial Paper	$—	$351,834,445	$—	$351,834,445

Certificate of Deposit	—	350,000,000	—	350,000,000

Financial Company Commercial Paper	—	670,829,674	—	670,829,674

Municipal Commercial Paper	—	256,173,029	—	256,173,029

Municipal Notes & Bonds	—	343,560,000	—	343,560,000

Other Commercial Paper	—	1,234,729,984	—	1,234,729,984

U.S. Government Agency & Obligations	—	574,674,943	—	574,674,943

Repurchase Agreements	—	634,000,000	—	634,000,000

Total	$—	$4,415,802,075	$—	$4,415,802,075

See Notes to Portfolios of Investments - Wilmington Funds

January 31, 2013 (unaudited)

Wilmington U.S. Government Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

Description	Par Value	Value

U.S. GOVERNMENT AGENCY & OBLIGATIONS – 71.9%

FEDERAL FARM CREDIT BANK (FFCB) – 4.3%

0.13%, 10/03/13Δ	$50,000,000	$49,982,523

0.15%, 8/06/13‡	25,000,000	24,980,625

0.16%, 5/28/13‡	30,000,000	29,984,533

0.20%, 2/22/13Δ	13,845,000	13,845,605

0.23%, 8/22/13Δ	16,750,000	16,756,221

0.31%, 4/22/13Δ	50,000,000	50,020,935

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$185,570,442

FEDERAL HOME LOAN BANK (FHLB) – 29.2%

0.10%, 3/20/13‡	109,359,000	109,344,994

0.11%, 2/06/13‡	51,000,000	50,999,256

0.11%, 5/17/13‡	50,000,000	49,983,958

0.11%, 9/04/13Δ	25,000,000	25,000,000

0.13%, 2/14/13	70,000,000	69,999,201

0.14%, 2/15/13‡	50,000,000	49,997,375

0.14%, 6/17/13	108,100,000	108,099,339

0.15%, 4/12/13Δ	100,000,000	99,999,568

0.15%, 5/03/13‡	150,000,000	149,942,935

0.15%, 5/06/13‡	26,648,000	26,637,563

0.16%, 2/01/13	33,850,000	33,850,000

0.16%, 2/22/13‡	65,000,000	64,993,933

0.16%, 4/24/13‡	24,000,000	23,991,253

0.16%, 5/08/13‡	67,700,000	67,671,656

0.17%, 5/23/13Δ	50,000,000	50,000,000

0.17%, 2/13/13‡	49,200,000	49,197,294

0.19%, 2/12/13	70,000,000	70,000,765

0.28%, 3/06/13	50,000,000	50,004,003

0.34%, 2/25/13Δ	100,000,000	100,000,000

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$1,249,713,093

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 25.9%

0.09%, 4/23/13‡	50,000,000	49,989,875

0.10%, 3/13/13‡	18,800,000	18,797,911

0.10%, 3/22/13‡	35,000,000	34,995,236

0.10%, 4/09/13‡	100,000,000	99,981,389

0.12%, 2/25/13‡	50,000,000	49,996,000

0.12%, 3/25/13‡	96,000,000	95,982,826

0.15%, 3/19/13‡	100,000,000	99,980,833

0.15%, 4/24/13‡	30,700,000	30,689,511

0.15%, 6/05/13‡	63,800,000	63,767,037

Description	Par Value	Value

0.15%, 6/10/13‡	$50,000,000	$49,973,125

0.15%, 9/13/13Δ	75,000,000	74,992,618

0.16%, 6/17/13Δ	50,000,000	50,003,820

0.16%, 4/01/13‡	98,150,000	98,124,657

0.16%, 4/16/13‡	109,800,000	109,763,888

0.17%, 3/21/13Δ	50,238,000	50,241,077

0.17%, 2/11/13‡	28,363,000	28,361,700

0.18%, 11/04/13Δ	25,000,000	24,998,730

1.63%, 4/15/13	26,323,000	26,401,532

1.75%, 2/22/13	50,000,000	50,044,985

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,107,086,750

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 8.4%

0.11%, 5/20/13‡	20,000,000	19,993,400

0.15%, 6/12/13‡	50,000,000	49,973,618

0.16%, 3/27/13‡	55,434,000	55,421,112

0.18%, 11/08/13Δ	45,000,000	44,993,224

1.00%, 9/23/13	100,000,000	100,549,145

3.25%, 4/09/13	89,088,000	89,596,726

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$360,527,225

U.S. TREASURY NOTES – 4.1%

1.00%, 7/15/13	25,000,000	25,091,594

1.38%, 2/15/13	100,000,000	100,046,543

4.25%, 8/15/13	50,000,000	51,100,663

TOTAL U.S. TREASURY NOTES		$176,238,800

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $3,079,136,310)		$3,079,136,310

REPURCHASE AGREEMENTS – 28.0%

Barclays Capital, Inc., 0.13%, dated 1/31/13, due 2/01/13, repurchase price $150,000,542, collateralized by a U.S. Treasury Security 2.38%, maturing 7/31/17; total market value of $153,000,093	150,000,000	150,000,000

Credit Suisse First Boston LLC, 0.13%, dated 1/31/13, due 2/01/13, repurchase price $267,000,964, collateralized U.S. Treasury Securities 0.25% to 0.63%, maturing 7/15/14 to 1/31/15; total market value of $272,340,411	267,000,000	267,000,000

Deutsche Bank Securities, Inc., 0.16%, dated 1/31/13, due 2/01/13, repurchase price $225,001,000, collateralized by U.S. Government Securities 0.00% to 7.13%, maturing 2/01/13 to 9/15/60; total market value of $229,500,791	225,000,000	225,000,000

(Wilmington U.S. Government Money Market Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         147

Wilmington U.S. Government Money Market Fund (continued)

Description	Par Value	Value

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.13%, dated 1/31/13, due 2/01/13, repurchase price $355,001,282, collateralized by U.S. Treasury Securities 0.63% to 4.50%, maturing 7/15/14 to 8/15/39; total market value of $362,100,096	$355,000,000	$355,000,000

TD Securities Inc., 0.13%, dated 1/31/13, due 2/01/13, repurchase price $200,000,722, collateralized by U.S. Treasury Securities 0.00% to 8.75%, maturing 2/07/13 to 8/15/40; total market value of $204,000,066	200,000,000	200,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $1,197,000,000)		$1,197,000,000

Description	Value

TOTAL INVESTMENTS – 99.9%
(COST $4,276,136,310)	$4,276,136,310

OTHER ASSETS LESS LIABILITIES – 0.1%	2,551,955

TOTAL NET ASSETS – 100.0%	$4,278,688,265

Costs of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities

U.S. Government Agency & Obligations	$—	$3,079,136,310	$—	$3,079,136,310

Repurchase Agreements	—	1,197,000,000	—	1,197,000,000

Total	$—	$4,276,136,310	$—	$4,276,136,310

See Notes to Portfolios of Investments - Wilmington Funds

January 31, 2013 (unaudited)

Wilmington U.S. Treasury Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

Description	Par Value	Value

U.S. GOVERNMENT AGENCY & OBLIGATIONS – 42.9%

U.S. TREASURY BILL – 2.2%

0.15%, 4/25/13‡	$25,000,000	$24,991,354

U.S. TREASURY NOTES – 40.7%

1.38%, 2/15/13	125,000,000	125,057,602

2.50%, 3/31/13	50,000,000	50,186,825

1.75%, 4/15/13	50,000,000	50,159,615

1.38%, 5/15/13	50,000,000	50,171,177

3.63%, 5/15/13	25,000,000	25,244,486

0.38%, 7/31/13	50,000,000	50,061,265

3.38%, 7/31/13	31,000,000	31,497,574

0.75%, 8/15/13	25,000,000	25,080,178

4.25%, 8/15/13	25,000,000	25,550,331

0.13%, 8/31/13	25,000,000	24,999,088

TOTAL U.S. TREASURY NOTES		$458,008,141

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS
(COST $482,999,495)		$482,999,495

REPURCHASE AGREEMENTS – 56.9%

Barclays Capital, Inc., 0.13%, dated
1/31/13, due 2/01/13, repurchase price
$91,000,329, collateralized by U.S. Treasury
Securities 0.25% to 2.75% maturing
10/15/15 to 8/15/42; total market value of
$92,820,015	91,000,000	91,000,000

Description	Par Value	Value

Credit Suisse First Boston LLC, 0.13%, dated 1/31/13, due 2/01/13, repurchase price $219,000,791, collateralized by a U.S.
Treasury Security 0.50%, maturing
11/15/13; total market value of
$223,380,332	$219,000,000	$219,000,000

Deutsche Bank Securities, Inc., 0.15%, dated 1/31/13, due 2/01/13, repurchase price $250,001,042, collateralized by U.S.
Treasury Securities 2.75% to 8.50%, maturing 6/30/13 to 8/15/42; total market value of $255,000,008	250,000,000	250,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc.,
0.13%, dated 1/31/13, due 2/01/13, repurchase price $80,000,289, collateralized by U.S. Treasury Securities
0.00% to 1.13%, maturing 10/31/13 to
12/31/19; total market value of
$81,600,072	80,000,000	80,000,000

TOTAL REPURCHASE AGREEMENTS
(COST $640,000,000)		$640,000,000

TOTAL INVESTMENTS – 99.8%
(COST $1,122,999,495)		$1,122,999,495

OTHER ASSETS LESS LIABILITIES – 0.2%		2,133,258

TOTAL NET ASSETS – 100.0%		$1,125,132,753

Costs of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Government Agency & Obligations	$—	$482,999,495	$—	$482,999,495

Repurchase Agreements	—	640,000,000	—	640,000,000

Total	$—	$1,122,999,495	$—	$1,122,999,495

See Notes to Portfolios of Investments - Wilmington Funds

January 31, 2013 (unaudited)

Wilmington Tax-Exempt Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2013 (unaudited)

Description	Par Value	Value

COMMERCIAL PAPER – 47.2%

ARIZONA – 1.3%

Salt River Project, Agricultural Improvement & Power District, (Series C), (U.S. Bank N.A.), 0.20%, 2/06/13	$7,150,000	$7,150,000

TOTAL ARIZONA		$7,150,000

CALIFORNIA – 1.1%

University of California, 0.19%, 2/04/13	6,000,000	6,000,000

TOTAL CALIFORNIA		$6,000,000

CONNECTICUT – 1.1%

Connecticut State Health & Educational Facility Authority, (Yale University), 0.19%, 2/07/13	5,800,000	5,800,000

TOTAL CONNECTICUT		$5,800,000

ILLINOIS – 1.3%

Illinois Educational Facilities Authority, Pooled Financing Program, (Series 95), (Northern Trust, LOC), 0.15%, 5/07/13	7,083,000	7,083,000

TOTAL ILLINOIS		$7,083,000

MARYLAND – 1.7%

Howard County, MD, (Series 2011), (State Street Bank, LIQ), 0.16%, 3/05/13	9,266,000	9,266,000

TOTAL MARYLAND		$9,266,000

MASSACHUSETTS – 3.6%

Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Harvard University, (Series EE), 0.14%, 2/05/13	20,000,000	20,000,000

TOTAL MASSACHUSETTS		$20,000,000

MICHIGAN – 2.1%

University of Michigan, (Series I), 0.15%, 3/14/13	11,800,000	11,800,000

TOTAL MICHIGAN		$11,800,000

MISSOURI – 3.6%

Curators of University of Missouri, (Series A)

0.19%, 3/08/13	4,500,000	4,500,000

0.23%, 2/05/13	15,500,000	15,500,000

TOTAL MISSOURI		$20,000,000

Description	Par Value	Value

NEVADA – 2.4%

Las Vegas Valley Water District, (Series 04-A), (JP Morgan Chase)

0.15%, 5/07/13	$8,000,000	$8,000,000

0.17%, 3/14/13	5,000,000	5,000,000

TOTAL NEVADA		$13,000,000

NORTH CAROLINA – 0.6%

Charlotte, NC, Water & Sewer System, Revenue Bonds, 0.24%, 3/14/13	3,479,000	3,479,000

TOTAL NORTH CAROLINA		$3,479,000

OHIO – 1.7%

Ohio Higher Educational Facility Commission, (Case Western University)

0.14%, 2/12/13	6,500,000	6,500,000

0.15%, 2/12/13	2,700,000	2,700,000

TOTAL OHIO		$9,200,000

SOUTH CAROLINA – 2.3%

South Carolina Public Service Authority, (Series A), 0.17%, 2/05/13	9,200,000	9,200,000

South Carolina Public Service Authority, (Series B), 0.22%, 2/13/13	3,360,000	3,360,000

TOTAL SOUTH CAROLINA		$12,560,000

TENNESSEE – 5.9%

Metropolitan Government of Nashville & Davidson County, TN, (Series A)

0.16%, 3/04/13	9,000,000	9,000,000

0.22%, 2/12/13	3,000,000	3,000,000

State of Tennessee, 0.19%, 2/06/13	8,750,000	8,750,000

State of Tennessee, (Series 00-A), 0.17%, 4/08/13	12,000,000	12,000,000

TOTAL TENNESSEE		$32,750,000

TEXAS – 12.8%

City of Houston, TX, (Series E-1), 0.17%, 3/14/13	10,000,000	10,000,000

City of Houston, TX, (Series E-2), 0.14%, 3/05/13	5,000,000	5,000,000

City of San Antonio, TX, (Series B), 0.20%, 2/06/13	11,750,000	11,750,000

Texas A&M University, 0.20%, 2/13/13	10,300,000	10,300,000

Texas Tech University, (Series A)

0.20%, 2/07/13	9,795,000	9,795,000

(Wilmington Tax-Exempt Money Market Fund continued next page)

January 31, 2013 (unaudited)

150         PORTFOLIOS OF INVESTMENTS

Wilmington Tax-Exempt Money Market Fund (continued)

Description	Par Value	Value

0.20%, 3/07/13	$3,252,000	$3,252,000

University of Texas System,
0.19%, 2/11/13	20,683,000	20,683,000

TOTAL TEXAS		$70,780,000

VIRGINIA – 4.0%

University of Virginia Rector & Visitors,
(Series 03-A)

0.12%, 2/07/13	2,000,000	2,000,000

0.20%, 3/05/13	20,000,000	20,000,000

TOTAL VIRGINIA		$22,000,000

WISCONSIN – 1.7%

State of Wisconsin,
(Series 05-A), 0.21%, 3/07/13	9,101,000	9,101,000

TOTAL WISCONSIN		$9,101,000

TOTAL COMMERCIAL PAPER
(COST $259,969,000)		$259,969,000

MUNICIPAL BONDS – 9.7%

CALIFORNIA – 3.0%

Los Angeles, CA, GO Unlimited Notes,
(Series A), TRANs, 2.00%, 2/28/13	9,675,000	9,687,904

Los Angeles, CA, GO Unlimited Notes,
(Series C), TRANs, 2.00%, 4/25/13	7,000,000	7,028,588

TOTAL CALIFORNIA		$16,716,492

FLORIDA – 3.5%

Jacksonville Florida Electronic Authority
Revenue Bonds, (Series 01-C),
0.12%, 2/08/13	19,300,000	19,300,000

TOTAL FLORIDA		$19,300,000

IDAHO – 0.4%

Idaho State, GO Unlimited Notes, TRANs,
2.00%, 6/28/13	2,000,000	2,014,464

TOTAL IDAHO		$2,014,464

TEXAS – 2.8%

Texas State, Revenue Notes, TRANs,
2.50%, 8/30/13	15,000,000	15,196,249

TOTAL TEXAS		$15,196,249

TOTAL MUNICIPAL BONDS
(COST $53,227,205)		$53,227,205

SHORT-TERM MUNICIPAL BONDS – 43.1%@

CONNECTICUT – 0.8%

Connecticut State Health & Educational Facility Authority (Yale University), Revenue Bonds, (Series V-2), Daily VRDNs, 0.09%, 2/01/13	4,145,000	4,145,000

TOTAL CONNECTICUT		$4,145,000

Description	Par Value	Value

DELAWARE – 7.2%

Delaware State Health Facilities Authority, Refunding Revenue Bonds, (Series A), Weekly VRDNs, 0.09%, 2/07/13	$4,000,000	$4,000,000

Delaware State Health Facilities Authority, Revenue Bonds, (Series A), (Christiana Care Health Services, OBG), Daily VRDNs, 0.09%, 2/01/13	16,700,000	16,700,000

University of Delaware, DE, Refunding Revenue Bonds, (TD Bank N.A., SPA), Daily VRDNs, 0.13%, 2/01/13	18,955,000	18,955,000

TOTAL DELAWARE		$39,655,000

FLORIDA – 0.7%

Orange County Housing Finance Authority, FL, Refunding Revenue Bonds, Weekly VRDNs, (Walk Apartments LLC, OBG)/(Fannie Mae, LIQ & Guarantor), 0.09%, 2/06/13	3,835,000	3,835,000

TOTAL FLORIDA		$3,835,000

ILLINOIS – 0.7%

Illinois Finance Authority, Revenue Bonds, (Series E-1), Daily VRDNs, 0.12%, 2/01/13	4,000,000	4,000,000

TOTAL ILLINOIS		$4,000,000

KENTUCKY – 0.9%

Shelby County, KY, Lease Revenue Bonds, (Series A), Daily VRDNs, (U.S. Bank N.A., LOC), 0.12%, 2/01/13	4,670,000	4,670,000

TOTAL KENTUCKY		$4,670,000

LOUISIANA – 3.1%

Louisiana State Public Facilities Authority,
Revenue Bonds, (Series C),
Daily VRDNs, 0.10%, 2/01/13	1,600,000	1,600,000

Louisiana State Public Facilities Authority,
Revenue Bonds, Daily VRDNs,
0.10%, 2/01/13	5,500,000	5,500,000

Louisiana State Public Facilities Authority,
Revenue Bonds, Daily VRDNs,
0.10%, 2/01/13	5,200,000	5,200,000

Louisiana State Public Facilities Authority,
Revenue Bonds, Daily VRDNs,
0.10%, 2/01/13	5,000,000	5,000,000

TOTAL LOUISIANA		$17,300,000

MARYLAND – 1.2%

Montgomery County, MD, GO Unlimited
Refunding Notes, (Series B), Daily VRDNs,
(Wells Fargo Bank N.A., SPA),
0.10%, 2/01/13	6,700,000	6,700,000

TOTAL MARYLAND		$6,700,000

(Wilmington Tax-Exempt Money Market Fund continued next page)

January 31, 2013 (unaudited)

PORTFOLIOS OF INVESTMENTS         151

Wilmington Tax-Exempt Money Market Fund (continued)

Description	Par Value	Value

MASSACHUSETTS – 5.5%

Commonwealth of Massachusetts, Notes,
(Series B),
Daily VRDNs, 0.12%, 2/01/13	$12,800,000	$12,800,000

Massachusetts State Health & Educational
Facilities Authority, (Amherst College),
(Series J-2),
Daily VRDNs, 0.11%, 2/01/13	10,300,000	10,300,000

Massachusetts State, GO Limited Notes,
(Series A),
Daily VRDNs, 0.11%, 2/01/13	7,200,000	7,200,000

TOTAL MASSACHUSETTS		$30,300,000

MICHIGAN – 0.7%

University of Michigan, MI, Revenue Bonds,
(Series B),
Daily VRDNs, 0.09%, 2/01/13	3,600,000	3,600,000

TOTAL MICHIGAN		$3,600,000

MINNESOTA – 1.6%

Rochester, MN, Health Care Facilities,
Refunding Revenue Bonds,
(Series A), Weekly VRDNs, (Mayo Clinic,
OBG), 0.11%, 2/06/13	8,900,000	8,900,000

TOTAL MINNESOTA		$8,900,000

MISSISSIPPI – 2.3%

Business Finance Commission Gulf
Opportunity, MS, Revenue Bonds, (Series D),
Daily VRDNs, 0.10%, 2/01/13	2,500,000	2,500,000

Business Finance Commission Gulf
Opportunity, MS, Revenue Bonds, (Series I),
Daily VRDNs, 0.10%, 2/01/13	2,820,000	2,820,000

Jackson County, MS, Port Facility, Refunding
Revenue Bonds,
Daily VRDNs, 0.10%, 2/01/13	4,300,000	4,300,000

Mississippi State Business Finance Corp.,
Revenue Bonds, (Series G),
Daily VRDNs, 0.10%, 2/01/13	3,000,000	3,000,000

TOTAL MISSISSIPPI		$12,620,000

MISSOURI – 2.4%

Missouri State Health & Educational
Facilities Authority, (Washington University),
(Series B),
Daily VRDNs, 0.12%, 2/01/13	13,110,000	13,110,000

TOTAL MISSOURI		$13,110,000

NEW HAMPSHIRE – 2.8%

New Hampshire, HEFA, Refunding Revenue
Bonds,
Weekly VRDNs, (Dartmouth College)/(U.S.
Bank), 0.10%, 2/06/13	6,400,000	6,400,000

New Hampshire, HEFA, Refunding Revenue
Bonds, (Series A),
Daily VRDNs, 0.10%, 2/01/13	8,995,000	8,995,000

TOTAL NEW HAMPSHIRE		$15,395,000

Description	Par Value	Value

OHIO – 2.4%

Ohio State Higher Educational Facility
Commission, Refunding Revenue Bonds,
(Series B-4),
Daily VRDNs, (Cleveland Clinic, OBG),
0.09%, 2/01/13	$13,415,000	$13,415,000

TOTAL OHIO		$13,415,000

OKLAHOMA – 2.4%

Oklahoma State Turnpike Authority, Revenue Bonds, (Series E), Daily VRDNs, (JP Morgan Chase Bank N.A., SPA), 0.12%, 2/01/13	9,320,000	9,320,000

Oklahoma State Turnpike Authority, Revenue Bonds, (Series E), Daily VRDNs, (JP Morgan Chase Bank N.A., SPA), 0.12%, 2/01/13	4,000,000	4,000,000

TOTAL OKLAHOMA		$13,320,000

PENNSYLVANIA – 0.2%

Philadelphia, PA, Hospitals & Higher
Education Facilities Authority, Refunding
Revenue Bonds (Series A),
Daily VRDNs, 0.10%, 2/01/13	1,300,000	1,300,000

TOTAL PENNSYLVANIA		$1,300,000

TEXAS – 4.1%

Lower Neches Valley Authority Industrial
Development Corp., TX, Revenue Bonds,
Daily VRDNs, 0.08%, 2/01/13	1,800,000	1,800,000

Lower Neches Valley Authority Industrial
Development Corp., TX, Revenue Bonds,
(Series A-2),
Daily VRDNs, 0.11%, 2/01/13	2,500,000	2,500,000

Port Authority, TX, Industrial Development
Corp., (Air Products & Chemicals),
Daily VRDNs, 0.13%, 2/01/13	5,000,000	5,000,000

Texas Multi Mode Mobility Fund, GO
Unlimited Notes, (Series B),
Weekly VRDNs, 0.09%, 2/06/13	1,480,000	1,480,000

Texas Water Development Board, Revenue
Bonds, (Subseries A),
Daily VRDNs, 0.13%, 2/01/13	11,770,000	11,770,000

TOTAL TEXAS		$22,550,000

UTAH – 2.7%

Murray City Hospital Revenue Bonds, UT,
(Series D),
Daily VRDNs, 0.09%, 2/01/13	15,000,000	15,000,000

TOTAL UTAH		$15,000,000

WYOMING – 1.4%

Uinta County, WY, Pollution Control,
Refunding Revenue Bonds,
Daily VRDNs, 0.10%, 2/01/13	7,800,000	7,800,000

TOTAL WYOMING		$7,800,000

TOTAL SHORT-TERM MUNICIPAL BONDS
(COST $237,615,000)		$237,615,000

(Wilmington Tax-Exempt Money Market Fund continued next page)

January 31, 2013 (unaudited)

152         PORTFOLIOS OF INVESTMENTS

Wilmington Tax-Exempt Money Market Fund (continued)

Description	Value

TOTAL INVESTMENTS – 100.0%
(COST $550,811,205)	$550,811,205

OTHER ASSETS LESS LIABILITIES – 0.0%**	247,811

TOTAL NET ASSETS – 100.0%	$551,059,016

Costs of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Commercial Paper	$—	$259,969,000	$—	$259,969,000

Municipal Bonds	—	53,227,205	—	53,227,205

Short-Term Municipal Bonds	—	237,615,000	—	237,615,000

Total	$—	$550,811,205	$—	$550,811,205

See Notes to Portfolios of Investments - Wilmington Funds

January 31, 2013 (unaudited)

NOTES TO PORTFOLIOS OF INVESTMENTS - FIXED INCOME,

MUNICIPAL AND MONEY MARKET FUNDS

Δ	Floating rate note with current rate and stated maturity date shown.

‡	Zero coupon security. The rate shown reflects the effective yield at purchase date.

@	Current rate and next reset dates shown for Variable Rate Demand Notes.

♦	Discount rate at time of purchase.

Ω	Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2013, these liquid restricted securities were as follows:

Wilmington Fund	Amount	Percentage of Total Net Assets
Wilmington Broad Market Bond Fund	$16,938,796	5.7%
Wilmington Intermediate-Term Bond Fund	5,131,437	2.2%
Wilmington Short-Term Corporate Bond Fund	11,692,689	6.3%
Wilmington Prime Money Market Fund	1,626,095,356	36.8%

•

Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At January 31, 2013, these securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
Wilmington Broad Market Bond Fund
AbbVie, Inc.	11/05/2012	$844,526	$842,261
AbbVie, Inc.	11/05/2012	455,234	467,173
American Honda Finance Corp.	08/20/2009	502,572	503,467
American Tower Trust	04/30/2007	1,000,000	1,030,599
BNY Institutional Capital Trust A	11/25/1996	1,500,000	1,529,063
Broadcom Corp.	08/13/2012	992,852	973,577
Crown Castle Towers LLC	07/29/2010	1,000,000	1,098,750
Crown Castle Towers LLC	08/04/2010	1,003,370	1,098,750
Daimler Finance North America LLC	09/07/2011	247,588	267,307
Eaton Corp.	11/14/2012	398,752	399,109
Eaton Corp.	11/14/2012	249,160	243,343
FMR LLC	10/28/2009	997,720	1,214,955
General Motors Financial Co., Inc.	08/13/2012	300,000	316,500
Harley-Davidson Financial Services, Inc.	01/26/2012	499,890	515,428
Harley-Davidson Funding Corp.	11/19/2009	499,195	543,375
Hyundai Capital America	12/01/2011	248,878	270,359
Hyundai Capital America	09/24/2012	249,855	251,713
Hyundai Capital Services, Inc.	03/06/2012	249,073	264,765
LA Arena Funding LLC	04/23/1999	1,147,175	1,324,984
Phillips 66	03/12/2012	498,815	547,570
Phillips 66	03/12/2012	249,955	263,505
Phillips 66	08/20/2012	1,042,910	1,054,020
Rockies Express Pipeline LLC	03/17/2010	499,555	470,000
SLM Student Loan Trust	04/14/2011	523,589	527,857
WM Wrigley Jr. Co.	06/21/2010	499,485	516,260
Zoetis, Inc.	01/16/2013	397,073	404,106
			$16,938,796	5.7%
Wilmington Intermediate-Term Bond Fund
AbbVie, Inc.	11/13/2012	250,818	251,753

January 31, 2013 (unaudited)

154         Notes to Portfolios of Investments - Fixed Income, Municipal and Money Market Funds

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
AbbVie, Inc.	11/05/2012	$199,582	$201,223
AbbVie, Inc.	11/06/2012	302,553	301,834
American Tower Trust	04/30/2007	1,000,000	1,030,600
Broadcom Corp.	08/13/2012	248,138	243,394
Broadcom Corp.	08/14/2012	742,590	730,183
Eaton Corp.	11/14/2012	174,412	170,340
Eaton Corp.	11/15/2012	324,412	316,346
General Motors Financial Co., Inc.	08/13/2012	250,000	263,750
Hyundai Capital America	09/24/2012	329,809	332,261
Hyundai Capital America	09/25/2012	496,015	498,391
Phillips 66	03/12/2012	249,955	263,505
SLM Student Loan Trust	04/14/2011	523,589	527,857
			$5,131,437	2.2%
Wilmington Short-Term Corporate Bond Fund
AbbVie, Inc.	11/05/2012	2,198,526	2,215,430
Daimler Finance North America LLC	01/08/2013	1,000,000	998,556
Eaton Corp.	11/14/2012	749,348	750,380
Eaton Corp.	01/09/2013	1,255,250	1,250,634
General Motors Financial Co., Inc.	08/13/2012	200,000	211,000
Harley-Davidson Financial Services, Inc.	03/01/2011	499,700	535,839
Harley-Davidson Financial Services, Inc.	04/27/2011	503,510	535,838
Hyundai Capital America	09/24/2012	249,855	251,713
Hyundai Motor Manufacturing Czech s.r.o.	04/15/2010	249,248	266,674
MassMutual Global Funding II	04/07/2011	1,000,000	1,000,010
Phillips 66	03/12/2012	499,770	511,529
Phillips 66	06/11/2012	505,880	511,529
SLM Student Loan Trust	04/14/2011	698,119	703,810
WM Wrigley Jr. Co.	04/20/2011	1,553,175	1,548,780
Zoetis, Inc.	01/17/2013	399,892	400,967
			$11,692,689	6.3%
Wilmington Prime Money Market Fund
ABB Treasury Center USA	12/18/2012	24,988,722	24,997,932
ABB Treasury Center USA	12/28/2012	23,192,589	23,198,081
Australia & New Zealand Banking Group Ltd.	12/14/2012	49,975,556	49,989,167
BASF SE	01/29/2013	59,999,200	59,999,600
BASF SE	11/26/2012	39,980,789	39,994,722
BHP Billiton Finance USA Ltd.	11/27/2012	84,959,861	84,991,028
BP Capital Markets PLC	02/13/2012	25,000,000	25,000,000
Cargill Global Funding PLC	01/31/2013	24,598,934	24,599,016
Chariot Funding LLC	01/09/2013	49,924,584	49,934,167
Chariot Funding LLC	11/16/2012	49,919,556	49,953,778
Coca-Cola Co.	09/07/2012	49,946,917	50,000,000
Coca-Cola Co.	10/17/2012	49,952,667	49,988,333
Commonwealth Bank of Australia	01/03/2013	49,975,000	49,982,778
Commonwealth Bank of Australia	11/16/2012	43,476,099	43,495,324
CPPIB Capital, Inc.	12/28/2012	49,966,944	49,976,667
CPPIB Capital, Inc.	12/31/2012	49,967,778	49,976,667
Glaxosmithkline Financial PLC	01/04/2013	99,979,111	99,991,556
Medtronic Inc.	12/14/2012	43,073,158	43,084,304
Metlife Short Term Funding LLC	01/30/2013	59,976,000	59,976,533
Metlife Short Term Funding LLC	01/07/2013	39,980,156	39,985,433
National Australia Funding	11/06/2012	99,943,778	99,996,944

January 31, 2013 (unaudited)

Notes to Portfolios of Investments - Fixed Income, Municipal and Money Market Funds         155

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
Old Line Funding LLC	10/02/2012	$49,919,056	$49,971,583
Pacific Life Insurance Co.	01/28/2013	92,449,997	92,450,998
Parker-Hannifin Corp.	01/31/2013	34,795,940	34,796,056
Philip Morris International, Inc.	01/14/2013	29,995,800	29,997,783
Philip Morris International, Inc.	01/22/2013	47,792,923	47,794,649
Sanofi	01/03/2013	99,963,111	99,975,556
Siemens Capital Co., LLC	01/23/2013	99,980,500	99,983,750
Straight-A Funding LLC	01/28/2013	25,002,373	25,002,873
Straight-A Funding LLC	12/11/2012	27,020,159	27,027,578
Thunder Bay Funding LLC	01/07/2013	49,975,556	49,982,500
			$1,626,095,356	36.8%

^	7-Day net yield.

††	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolios of Investments - Wilmington Funds. At January 31, 2013, the value of these securities amounted to:

Wilmington Fund	Amount	Percentage of Total Net Assets
Wilmington Short Duration Government Bond Fund	$32,897	0.02%

†	Security is in default.
#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolios of Investments - Wilmington Funds.
≠	The Fund’s advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
S	All or a portion of this security was segregated for extended settlement contracts.
**	Represents less than 0.05%.

The following acronyms are used throughout this report:

AGM – Assured Guaranty Municipal

AMBAC – American Bond Assurance Corporation

CAPMAC – Capital Markets Assurance Corporation

CIFG – CDC (Casse des Depots et Consignations) IXIS Financial Guarantee

EDA – Economic Development Agency

ETM – Escrowed to Maturity

FFCB – Federal Farm Credit Bank

FHA – Federal Housing Administration

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Association

FGIC – Financial Guarantee Insurance Company

FNMA – Federal National Mortgage Association

FRN – Float Rate Note

FSA – Financial Security Assurance Incorporated

GMTN – Global Medium Term Note

GNMA – Government National Mortgage Association

GO – General Obligation

GTD – Guaranteed

HEFA – Health & Education Facility Authority

IDA – Industrial Development Authority/Agency

INS – Insured

LIQ – Liquidity Agreement

LLC – Limited Liability Corporation

LOC – Letter of Credit

LP – Limited Partnership

MTN – Medium Term Note

PLC – Public Company Limited

PRF – Prerefunded

PSF – Permanent School Fund

Q-SBLF – Qualified School Bond Loan Fund

REIT – Real Estate Investment Trust

TBA – To Be Announced

TRANs – Tax & Revenue Anticipation Notes

UT – Unlimited Tax

UPMC – University of Pittsburgh Medical Center

VRDNs – Variable Rate Demand Notes

XLCA – XL Capital Assurance Incorporated

January 31, 2013 (unaudited)

156         NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of 23 portfolios, (individually referred to as the “Fund” or collectively as the “Funds”).

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation – Fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

•	investments in other open-end regulated investment companies are valued at net asset value (“NAV”);

•	price information on listed securities, including underlying Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded.

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees; and
•	the money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of January 31, 2013, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities on April 30, 2012. This does not include transfers between Level 1 and Level 2 due to the Multi-Manager International Fund, Rock Maple Alternatives Fund, and Multi-Manager Real Assets Fund utilizing international fair value pricing during the period. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

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January 31, 2013

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS        157

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Reverse Repurchase Agreements – Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the security, and agrees to repurchase the security at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

As of January 31, 2013, the Real Asset Fund had reverse repurchase agreement activity as follows:

Days Outstanding*	Average Daily Balance*	Daily Weighted Average Interest Rate*	Interest Rate Range
44	$2,253,436	0.25%	0.23%-0.29%

* Average based on the number of days the Fund had reverse repurchase agreement outstanding.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Board of Trustee’s approved fair value procedures.

Swap Agreements – Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap.

Short Sales – Certain Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. A Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Funds’ custodian. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will realize a loss, and if the price declines during the period, a Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Funds.

Options – Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which a Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss from investments.

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January 31, 2013

158         NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such security for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the security. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. A Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Lending of Portfolio Securities – The Trust has entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Investments purchased with cash collateral are presented on the Portfolio of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

As of January 31, 2013, the Funds listed below had securities with the following values on loan:

Fund	Value of Securities on Loan	Value of Collateral
Wilmington Large-Cap Growth Fund	$2,190,188	$2,268,319
Wilmington Large-Cap Strategy Fund	8,058,516	8,288,744
Wilmington Large-Cap Value Fund	1,930,180	2,005,605
Wilmington Mid-Cap Growth Fund	22,278,995	23,183,306
Wilmington Small-Cap Growth Fund	17,160,741	17,622,902
Wilmington Small-Cap Strategy Fund	9,125,496	9,329,935
Wilmington Multi-Manager International Fund	4,474,284	4,658,406
Wilmington Strategic Allocation Moderate Fund	92,928	95,092
Wilmington Broad Market Bond Fund	10,754,616	11,023,701
Wilmington Intermediate-Term Bond Fund	12,075,669	12,363,025
Wilmington Short-Term Corporate Bond Fund	199,188	203,951

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

3.	Affiliated Parties and Transactions

Affiliated holdings are securities and mutual funds which are managed by Wilmington Funds Management Corp. (the “Advisor”) or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the nine months ended January 31, 2013 are as follows:

Affiliated Fund Name	Balance of Shares Held 4/30/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 01/31/2013	Value at 01/31/2013	Dividend Income	Realized Gain/Loss
Wilmington Large-Cap Growth Fund:
Wilmington Prime Money Market Fund	—	643,652	643,652	—	$ —	$ 54	$—

Wilmington Large-Cap Strategy Fund:
M&T Bank Corp.	2,210	1,200	—	3,410	350,173	5,481	—

Wilmington Large-Cap Value Fund:
Wilmington Prime Money Market Fund	1,988,206	24,596,180	26,584,386	—	—	527	—

Wilmington Mid-Cap Growth Fund:
Wilmington Prime Money Market Fund	3,796,553	8,311,219	12,107,772	—	—	100	—

(continued on next page)

January 31, 2013

NOTES TO PORTFOLIOS OF INVESTMENTS - WILMINGTON FUNDS         159

Affiliated Fund Name	Balance of Shares Held 4/30/2012	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 01/31/2013	Value at 01/31/2013	Dividend Income	Realized Gain/Loss
Wilmington Small-Cap Growth Fund:
Wilmington Prime Money Market Fund	94,563	11,275,615	11,370,178	—	$—	$88	$—

Wilmington Multi-Manager International Fund:
Wilmington Prime Money Market Fund	—	75,539,116	72,407,123	3,131,993	3,131,993	385	—

Wilmington Multi-Manager Real Asset Fund:
Wilmington Prime Money Market Fund	1,774,134	40,777,791	38,744,629	3,807,296	3,807,296	400	—

Wilmington Strategic Allocation Conservative Fund:
Wilmington Prime Money Market Fund	—	1,502,057	437,242	1,064,815	1,064,815	30	—
Wilmington Large-Cap Strategy Fund	444,836	52,445	231,642	265,639	3,641,913	74,946	821,820
Wilmington Mid-Cap Growth Fund	—	34,388	—	34,388	541,265	—	—
Wilmington Small-Cap Strategy Fund	36,077	400	9,587	26,890	314,074	4,296	37,061
Wilmington Intermediate-Term Bond Fund	2,766,407	81,442	247,114	2,600,735	27,385,744	453,606	451,037
Wilmington Multi-Manager International Fund	515,092	161,390	242,225	434,257	3,126,651	58,023	318,677
Wilmington Multi-Manager Real Asset Fund	186,604	2,674	13,760	175,518	2,641,540	38,887	31,885

TOTAL		1,834,796	1,181,570		38,716,002	629,788	1,660,480

Wilmington Strategic Allocation Moderate Fund:
Wilmington Prime Money Market Fund	2,351,958	12,131,441	12,368,994	2,114,405	2,114,405	269	—
Wilmington Large-Cap Growth Fund	394,891	—	183,349	211,542	1,732,533	2,200	442,702
Wilmington Large-Cap Value Fund	226,768	—	104,256	122,512	1,356,205	14,720	155,803
Wilmington Mid-Cap Growth Fund	200,777	1,370	13,730	188,417	2,965,688	—	32,075
Wilmington Small-Cap Growth Fund	110,991	—	54,094	56,897	1,034,961	5,453	338,677
Wilmington Multi-Manager International Fund	623,127	319,733	—	942,860	6,788,591	69,261	(2)
Wilmington Multi-Manager Real Asset Fund	145,148	75,943	—	221,091	3,327,426	39,272	—

TOTAL		12,528,487	12,724,423		19,319,809	131,175	969,255

Wilmington Strategic Allocation Aggressive Fund:
Wilmington Prime Money Market Fund	—	2,130,253	1,314,539	815,714	815,714	15	—
Wilmington Large-Cap Strategy Fund	1,530,206	20,098	586,784	963,520	13,209,856	258,531	1,579,606
Wilmington Mid-Cap Growth Fund	—	169,356	—	169,356	2,665,663	—	—
Wilmington Small-Cap Strategy Fund	84,858	1,036	16,609	69,285	809,245	11,138	73,158
Wilmington Multi-Manager International Fund	1,718,189	366,613	687,914	1,396,888	10,057,595	199,833	306,496
Wilmington Multi-Manager Real Asset Fund	154,862	2,028	31,020	125,870	1,894,342	29,469	93,803

TOTAL		2,689,384	2,636,866		29,452,415	498,986	2,053,063

4.	CONCENTRATION OF RISK

Since Wilmington New York Municipal Bond Fund and Wilmington Maryland Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. Wilmington Multi-Manager International Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Wilmington Rock Maple Alternatives Fund uses strategies that include investments that have a low correlation to traditional asset classes. Strategies may include commodities, convertible arbitrage, event driven, long/short, market neutral, merger arbitrage and pairs trading.

5.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

January 31, 2013

Item 2. Controls and Procedures.

(a)

The registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilmington Funds

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy (Principal Executive Officer)

Date	3/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Berthy
Richard J. Berthy (Principal Executive Officer)

Date	3/28/2013

By (Signature and Title)*	/s/ Guy Nordahl
Guy Nordahl (Principal Financial Officer)

Date	3/28/2013

*	Print the name and title of each signing officer under his or her signature.